1933 Act File No. 33-33852
1940 Act File No. 811-6061

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No.
Post-Effective Amendment No. 18	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 20	X

FEDERATED INDEX TRUST

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire,
Federated Investors Tower,
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)
X	on December 31, 2000 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (i)
on pursuant to paragraph (a) (i).
75 days after filing pursuant to paragraph (a)(ii)
on pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:	Matthew G. Maloney, Esquire
Dickstein, Shapiro, Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C. 20037

Robert J. Zutz, Esquire
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Second Floor
Washington, D.C. 20036

FEDERATED World-Class Investment Manager®

Federated Max-Cap Fund

A Portfolio of Federated Index Trust

PROSPECTUS

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DECEMBER 31, 2000

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INSTITUTIONAL SHARES

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A mutual fund seeking to provide investment results that correspond to the aggregate price and dividend performance of publicly traded common stocks by duplicating the composition of the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

CONTENTS

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Risk/Return Summary	1
What are the Fund's Fees and Expenses?	3
What are the Fund's Investment Strategies?	4
What are the Principal Securities in Which the Fund Invests?	4
What are the Specific Risks of Investing in the Fund?	5
What do Shares Cost?	5
How is the Fund Sold?	6
How to Purchase Shares	6
How to Redeem Shares	8
Account and Share Information	10
Who Manages the Fund?	11
Financial Information	12
Report of Ernst & Young LLP, Independent Auditors	37

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Risk/Return Summary

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WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Standard & Poor's 500 Composite Stock Price Index (Index). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests at least 80% of its assets in the large capitalization common stocks comprising the Index.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

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  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Shares total return for the nine-month period from January 1, 2000 to September 30, 2000 was (1.82%).

Within the period shown in the chart, the Fund's Institutional Shares highest quarterly return was 21.22% (quarter ended December 31, 1998). Its lowest quarterly return was (9.97%) (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar period ended December 31, 1999. The table shows the Fund's Institutional Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index, a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Index is unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	S&P 500
1 Year	20.42%	21.05%
5 Years	28.01%	28.56%
Start of Performance[1]	18.61%	18.81%

1 The Fund's Institutional Shares start of performance date was July 11, 1990.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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What are the Fund's Fees and Expenses?

FEDERATED MAX-CAP FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee[2]	0.30%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.59%

1 Although not contractually obligated to do so, the manager and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2000.

Total Waivers of Fund Expenses	0.25%

Total Actual Annual Fund Operating Expenses (after waivers)	0.34%

2 The manager voluntarily waived a portion of the management fee. The manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver, which amounted to less than 0.01%) was 0.30% for the fiscal year ended October 31, 2000.

3 The shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.00% for the fiscal year ended October 31, 2000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$60
3 Years	$189
5 Years	$329
10 Years	$738

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What are the Fund's Investment Strategies?

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The Fund pursues its investment objective by investing in the stocks of the Index in the same weights as the Index. This is called a "full replication" strategy. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. As of September 30, 2000, the capitalization range of the issuers comprising the Index was $397 million to $571,382 million. As of the same date, the weighted median market capitalization of the Fund was $81,563 million. The Fund purchases Index futures contracts in order to more closely track the performance of the Index, while maintaining cash equivalent positions as necessary for the Fund's operations.

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What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

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Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

STOCK INDEX FUTURES

Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

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What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

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The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

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SECTOR RISKS

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Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

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What do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

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Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares, and Class C Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

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In order to maximize the Fund's ability to track the Index, investors are urged to transmit purchase requests prior to 2:00 p.m. (eastern time).

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DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by simply calling the Fund at 1-800-341-7400. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

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The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Northern Trust Quantitative Advisors, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager develops, maintains and runs the computer program designed to determine which securities are purchased and sold to replicate the composition of the Index. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 50 South LaSalle Street, Chicago, IL 60675. The Sub-Manager is a subsidiary of Northern Trust Company and is an investment manager primarily to corporate defined benefit and defined contribution plans as well as public pension funds, insurance companies and tax-exempt foundations and endowments. These plans had as of September 30, 2000, placed approximately $72.6 billion in assets with the Sub-Manager. Since 1973, the Sub-Manager has developed and managed a family of equity and bond index funds in which some 681 nationwide non-financial institution clients invest. In total, the Sub-Manager manages 77 commingled/common trust funds. The Northern Trust Company is a subsidiary of Northern Trust Corporation, a bank holding company with subsidiaries located across the United States and in several other countries. As of September 30, 2000, total assets of Northern Trust Corporation were $34.8 billion and subsidiaries of Northern Trust Corporation held trust assets under administration of $1.7 trillion.

The Manager and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

MANAGEMENT FEES

The Manager receives an annual investment management fee of 0.30% of the Fund's average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Financial Information

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 37.

Year Ended October 31	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$28.09	$22.91	$19.70	$15.49	$14.74
Income From Investment Operations:
Net investment income	0.29	0.31	0.31	0.31	0.34
Net realized and unrealized gain on investment and futures contracts	1.23	5.38	3.83	4.47	2.80

TOTAL FROM INVESTMENT OPERATIONS	1.52	5.69	4.14	4.78	3.14

Less Distributions:
Distributions from net investment income	(0.28)	(0.29)	(0.31)	(0.33)	(0.36)
Distributions from net realized gain on investments and futures contracts	(0.25)	(0.22)	(0.62)	(0.24)	(2.03)

TOTAL DISTRIBUTIONS	(0.53)	(0.51)	(0.93)	(0.57)	(2.39)

Net Asset Value, End of Period	$29.08	$28.09	$22.91	$19.70	$15.49

Total Return[1]	5.40%	25.11%	21.56%	31.51%	23.71%

Ratios to Average Net Assets:
Expenses	0.34%	0.32%	0.31%	0.31%	0.31%
Net investment income	0.98%	1.18%	1.40%	1.70%	2.29%
Expense waiver/reimbursement[2]	0.25%	0.28%	0.27%	0.30%	0.31%

Supplemental Data:
Net assets, end of period (000 omitted)	$2,021,341	$2,003,590	$1,445,175	$1,142,081	$900,131
Portfolio turnover	11%	3%	3%	16%	3%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Portfolio of Investments

October 31, 2000

Shares or Principal Amount			Value
		COMMON STOCKS--96.4%[1]
		Basic Materials--1.9%
54,000		Air Products & Chemicals, Inc.	$2,014,875
78,600		Alcan Aluminum, Ltd.	2,480,812
203,888		Alcoa, Inc.	5,849,037
19,096		Allegheny Technologies Inc.	386,694
148,878		Archer-Daniels-Midland Co.	1,637,658
93,200		Barrick Gold Corp.	1,246,550
12,500		Bemis Co., Inc.	323,437
31,100	[2]	Bethlehem Steel Corp.	89,412
13,500		Boise Cascade Corp.	387,281
159,700		Dow Chemical Co.	4,890,812
245,482		Du Pont (E.I.) de Nemours & Co.	11,138,746
18,025		Eastman Chemical Co.	772,822
30,180		Ecolab, Inc.	1,182,679
30,062		Engelhard Corp.	627,544
7,200	[2]	FMC Corp.	547,200
36,000		Freeport-McMoRan Copper & Gold, Inc., Class B	285,750
40,100		Georgia-Pacific Corp.	1,077,687
15,800	[2]	Grace (W.R.) & Co.	60,237
12,300		Great Lakes Chemical Corp.	410,512
25,300		Hercules, Inc.	463,306
61,900		Homestake Mining Co.	255,338
42,800		Inco Ltd.	660,725
23,500		International Flavors & Fragrances, Inc.	393,625
113,849		International Paper Co.	4,169,720
24,500		Louisiana-Pacific Corp.	208,250
24,100		Mead Corp.	697,394
39,557		Newmont Mining Corp.	536,492
19,100		Nucor Corp.	662,531
40,900		PPG Industries, Inc.	1,825,163
39,900	[2]	Pactiv Corp.	418,950
18,507		Phelps Dodge Corp.	865,202
77,100		Placer Dome, Inc.	626,438
6,700		Potlatch Corp.	224,450
37,200		Praxair, Inc.	1,385,700
50,973		Rohm & Haas Co.	1,532,376
19,000		Sigma-Aldrich Corp.	679,250
12,000		Temple-Inland, Inc.	537,000
20,920		USX-U.S. Steel Group, Inc.	333,413
31,800		Union Carbide Corp.	1,367,400
23,800		Vulcan Materials Co.	999,600
23,650		Westvaco Corp.	674,025
51,800		Weyerhaeuser Co.	2,431,363
25,700		Willamette Industries, Inc.	933,231
20,150		Worthington Industries, Inc.	192,684

		TOTAL	58,483,371

		Capital Goods--9.0%
46,300	[2]	Allied Waste Industries, Inc.	428,275
45,800	[2]	American Power Conversion Corp.	592,537
26,300		Avery Dennison Corp.	1,328,150
6,900		Ball Corp.	242,362
211,208		Boeing Co.	14,322,542
5,100		Briggs & Stratton Corp.	182,006
81,400		Caterpillar, Inc.	2,854,087
21,900		Cooper Industries, Inc.	837,675
207,600		Corning, Inc.	15,881,400
14,275		Crane Co.	373,826
29,700		Crown Cork & Seal Co., Inc.	271,012
9,800		Cummins Engine Co., Inc.	333,200
33,400		Danaher Corp.	2,108,375
55,200		Deere & Co.	2,032,050
47,800		Dover Corp.	2,028,512
17,200		Eaton Corp.	1,170,675
100,600		Emerson Electric Co.	7,387,812
17,800		Fluor Corp.	623,000
46,740		General Dynamics Corp.	3,344,831
2,331,700		General Electric Co.	127,806,306
23,900		Goodrich (B.F.) Co.	978,406
188,587		Honeywell International, Inc.	10,148,338
20,700		ITT Industries, Inc.	674,044
71,100		Illinois Tool Works, Inc.	3,950,494
37,900		Ingersoll-Rand Co.	1,430,725
20,200		Johnson Controls, Inc.	1,204,425
100,476		Lockheed Martin Corp.	3,602,065
14,200		McDermott International, Inc.	137,563
10,900		Millipore Corp.	572,250
93,100		Minnesota Mining & Manufacturing Co.	8,995,788
46,225		Molex, Inc.	2,496,150
9,600		National Service Industries, Inc.	196,200
13,970	[2]	Navistar International Corp.	461,883
16,900		Northrop Grumman, Corp.	1,419,600
34,400	[2]	Owens-Illinois, Inc.	204,250
17,980		PACCAR, Inc.	756,284
29,033		Pall Corp.	626,024
26,400		Parker-Hannifin Corp.	1,092,300
60,100		Pitney Bowes, Inc.	1,784,219
17,300	[2]	Power-One, Inc.	1,227,219
43,600		Rockwell International Corp.	1,714,025
35,600	[2]	Sanmina Corp.	4,069,525
19,700	[2]	Sealed Air Corp.	948,063
141,600	[2]	Solectron Corp.	6,230,400
33,800		Textron, Inc.	1,704,788
40,800	[2]	Thermo Electron Corp.	1,183,200
13,600		Thomas & Betts Corp.	205,700
14,300		Timken Co.	201,094
396,694		Tyco International Ltd.	22,487,591
110,200		United Technologies Corp.	7,693,338
146,328		Waste Management, Inc.	2,926,560

		TOTAL	275,471,144

		Communication Services--6.2%
884,282		AT&T Corp.	20,504,289
74,300		Alltel Corp.	4,787,706
65,511	[2]	Avaya, Inc.	880,299
441,200		BellSouth Corp.	21,315,475
33,100		CenturyTel, Inc.	1,274,350
207,320	[2]	Global Crossing Ltd.	4,897,935
179,200	[2]	NEXTEL Communications, Inc., Class A	6,888,000
391,005	[2]	Qwest Communications International, Inc.	19,012,618
797,926		SBC Communications, Inc.	46,030,356
208,300		Sprint Corp.	5,311,650
218,500	[2]	Sprint PCS Group	8,330,313
639,888		Verizon Communications	36,993,525
676,345	[2]	WorldCom, Inc.	16,063,194

		TOTAL	192,289,710

		Consumer Cyclicals--6.5%
15,200		American Greetings Corp., Class A	276,450
9,500		Armstrong World Industries, Inc.	27,312
30,000	[2]	AutoZone, Inc.	804,375
66,500	[2]	Bed Bath & Beyond, Inc.	1,716,531
48,700	[2]	Best Buy Co., Inc.	2,444,131
19,600		Black & Decker Corp.	737,450
21,500		Block (H&R), Inc.	767,281
20,500		Brunswick Corp.	398,469
138,730		Carnival Corp., Class A	3,442,238
170,907	[2]	Cendant Corp.	2,050,884
13,900		Centex Corp.	514,300
48,300		Circuit City Stores, Inc.	639,975
26,200	[2]	Consolidated Stores Corp.	311,125
36,200	[2]	Convergys Corp.	1,576,962
17,100		Cooper Tire & Rubber Co.	187,031
105,200		Costco Wholesale Corp.	3,852,950
35,145		Dana Corp.	779,780
131,805		Delphi Auto Systems Corp.	2,067,691
22,000		Dillards, Inc., Class A	231,000
77,402		Dollar General Corp.	1,199,731
20,600		Dow Jones & Co.	1,212,825
49,000	[2]	Federated Department Stores, Inc.	1,595,562
445,600		Ford Motor Co.	11,641,300
62,100		Gannett Co., Inc.	3,601,800
200,075		Gap (The), Inc.	5,164,436
126,300		General Motors Corp.	7,846,387
41,150		Genuine Parts Co.	877,009
36,800		Goodyear Tire & Rubber Co.	680,800
17,200		Harcourt General, Inc.	964,060
71,200		Harley Davidson, Inc.	3,430,950
27,450	[2]	Harrah's Entertainment, Inc.	785,756
40,600		Hasbro, Inc.	436,450
86,800		Hilton Hotels Corp.	824,600
545,150		Home Depot, Inc.	23,441,450
70,000		IMS Health, Inc.	1,653,750
72,500		Interpublic Group Cos., Inc.	3,112,969
113,000	[2]	K Mart Corp.	670,938
11,300		Kaufman & Broad Homes Corp.	336,175
17,800		Knight-Ridder, Inc.	894,450
77,600	[2]	Kohl's Corp.	4,204,950
46,300		Leggett and Platt, Inc.	758,163
101,580		Limited, Inc.	2,564,895
12,500		Liz Claiborne, Inc.	531,250
90,100		Lowe's Cos., Inc.	4,116,444
56,500		Marriott International, Inc., Class A	2,288,250
107,600		Masco Corp.	2,010,775
100,325		Mattel, Inc.	1,297,955
70,000		May Department Stores Co.	1,837,500
18,300		Maytag Corp.	523,838
45,800		McGraw-Hill Cos., Inc.	2,939,788
11,900		Meredith Corp.	377,825
38,200		Moody's Corp.	1,005,138
39,300		New York Times Co., Class A	1,444,275
63,500		Nike, Inc., Class B	2,536,031
30,700		Nordstrom, Inc.	504,631
72,000	[2]	Office Depot, Inc.	598,500
41,800		Omnicom Group, Inc.	3,856,050
61,600		Penney (J.C.) Co., Inc.	719,950
9,500		Pulte Corp.	316,469
43,760		RadioShack Corp.	2,609,190
13,400	[2]	Reebok International Ltd.	288,938
7,700		Russell Corp.	123,200
80,700		Sears, Roebuck & Co.	2,399,211
38,300		Sherwin-Williams Co.	830,631
13,800		Snap-On Tools Corp.	352,763
4,200		Springs Industries, Inc., Class A	98,963
20,300		Stanley Works	540,488
106,900	[2]	Staples, Inc.	1,523,325
68,900		TJX Cos., Inc.	1,877,525
29,200		TRW, Inc.	1,226,400
214,200		Target Corp.	5,917,275
34,200		Tiffany & Co.	1,459,913
48,000	[2]	Toys "R" Us, Inc.	825,000
72,600		Tribune Co.	2,690,738
27,000		V.F. Corp.	737,438
30,814		Visteon Corp.	545,023
1,051,400		Wal-Mart Stores, Inc.	47,707,275
16,800		Whirlpool Corp.	730,800

		TOTAL	200,114,106

		Consumer Staples--10.4%
13,100		Alberto-Culver Co., Class B	439,669
99,661		Albertsons, Inc.	2,360,720
213,300		Anheuser-Busch Cos., Inc.	9,758,475
55,900		Avon Products, Inc.	2,711,150
16,100		Brown-Forman Corp., Class B	980,087
92,000		CVS Corp.	4,870,250
99,100		Campbell Soup Co.	2,898,675
65,450		Cardinal Health, Inc.	6,201,387
137,900	[2]	Clear Channel Communications, Inc.	8,282,619
55,300		Clorox Co.	2,467,762
583,100		Coca-Cola Co.	35,204,662
98,500		Coca-Cola Enterprises, Inc.	1,809,937
135,200		Colgate-Palmolive Co.	7,944,352
213,000	[2]	Comcast Corp., Class A	8,679,750
125,500		ConAgra, Inc.	2,682,562
8,700		Coors Adolph Co., Class B	554,081
28,800		Darden Restaurants, Inc.	648,000
17,000		Deluxe Corp.	383,562
490,700		Disney (Walt) Co.	17,573,194
28,700		Donnelley (R.R.) & Sons Co.	617,050
48,200		Fort James Corp.	1,587,587
36,900		Fortune Brands, Inc.	1,086,244
67,200		General Mills, Inc.	2,805,600
247,800		Gillette Co.	8,642,025
81,800		Heinz (H.J.) Co.	3,430,488
32,200		Hershey Foods Corp.	1,748,863
95,500		Kellogg Co.	2,423,313
126,648		Kimberly-Clark Corp.	8,358,768
194,400	[2]	Kroger Co., Inc.	4,386,150
8,900		Longs Drug Stores Corp.	194,688
310,900		McDonald's Corp.	9,637,900
66,926		McKesson HBOC, Inc.	1,878,111
76,800		Nabisco Group Holdings Corp.	2,217,600
62,744		Newell Rubbermaid, Inc.	1,203,901
339,700		PepsiCo, Inc.	16,454,219
530,200		Philip Morris Cos., Inc.	19,418,575
307,900		Procter & Gamble Co.	21,995,606
31,200		Quaker Oats Co.	2,544,750
72,300		Ralston Purina Co.	1,753,275
117,000	[2]	Safeway, Inc.	6,398,438
204,700		Sara Lee Corp.	4,413,844
102,800		Seagram Co. Ltd.	5,872,450
44,000	[2]	Starbucks Corp.	1,966,250
31,200		SUPERVALU, Inc.	479,700
78,400		Sysco Corp.	4,091,500
311,580		Time Warner, Inc.	23,652,038
34,330	[2]	Tricon Global Restaurants, Inc.	1,029,900
13,600		Tupperware Corp.	232,900
38,200		UST, Inc.	964,550
134,553		Unilever N.V., ADR	6,836,974
356,993	[2]	Viacom, Inc., Class B	20,303,977
237,800		Walgreen Co.	10,849,625
26,700		Wendy's International, Inc.	580,725
33,200		Winn-Dixie Stores, Inc.	639,100
26,800		Wrigley (Wm.), Jr. Co.	2,122,225

		TOTAL	319,269,803

		Energy--5.8%
107,500	[2]	AES Corp.	6,073,750
21,200		Amerada-Hess Corp.	1,314,400
57,234		Anadarko Petroleum Corp.	3,665,838
28,800		Apache Corp.	1,593,000
16,500		Ashland, Inc.	540,375
77,890		Baker Hughes, Inc.	2,677,469
50,765		Burlington Resources, Inc.	1,827,540
153,600		Chevron Corp.	12,614,400
146,579		Conoco, Inc., Class B	3,985,116
30,000		Devon Energy Corp.	1,512,000
820,179		Exxon Mobil Corp.	73,149,714
104,900		Halliburton Co.	3,887,856
22,176		Kerr-McGee Corp.	1,448,370
34,400	[2]	Nabors Industries, Inc.	1,750,960
86,800		Occidental Petroleum Corp.	1,725,150
60,000		Phillips Petroleum Co.	3,705,000
22,200	[2]	Rowan Companies, Inc.	559,163
504,800		Royal Dutch Petroleum Co., ADR	29,972,500
134,200		Schlumberger Ltd.	10,215,975
20,537		Sunoco, Inc.	614,826
129,800		Texaco, Inc.	7,666,313
34,000		Tosco Corp.	973,250
49,577		Transocean Sedco Forex, Inc.	2,627,581
73,500		USX--Marathon Group	1,998,281
57,200		Unocal Corp.	1,951,950

		TOTAL	178,050,777

		Financials--15.0%
62,400		AFLAC, Inc.	4,559,100
60,075		AON Corp.	2,489,358
172,810		Allstate Corp.	6,955,602
313,500		American Express Co.	18,810,000
59,430		American General Corp.	4,784,115
544,724		American International Group, Inc.	53,382,952
88,700		Amsouth Bancorporation	1,236,256
171,432		Associates First Capital Corp., Class A	6,364,413
94,100		BB&T Corp.	2,999,437
272,085		Bank One Corporation	9,931,102
386,692		Bank of America Corp.	18,585,384
173,800		Bank of New York Co., Inc.	10,004,362
25,356		Bear Stearns Cos., Inc.	1,537,207
37,100		CIGNA Corp.	4,524,345
61,800		CIT Group, Inc., Class A	1,077,637
46,200		Capital One Financial Corp.	2,916,375
49,475		Charter One Financial, Inc.	1,134,833
308,110		Chase Manhattan Corp.	14,019,005
41,100		Chubb Corp.	3,470,381
37,900		Cincinnati Financial Corp.	1,392,825
1,059,100		Citigroup, Inc.	55,735,137
36,850		Comerica, Inc.	2,222,516
76,561		Conseco, Inc.	531,142
26,900		Countrywide Credit Industries, Inc.	1,007,069
237,200		Federal National Mortgage Association	18,264,400
163,600		Federal Home Loan Mortgage Corp.	9,816,000
109,500		Fifth Third Bancorp	5,625,562
231,898		First Union Corp.	7,029,408
225,567		Firstar Corp.	4,440,850
212,491		Fleet Boston Financial Corp.	8,074,658
57,300		Franklin Resources, Inc.	2,454,732
37,200		Golden West Financial Corp.	2,085,525
52,800		Hartford Financial Services Group, Inc.	3,930,300
111,159		Household International, Inc.	5,592,687
59,136		Huntington Bancshares, Inc.	850,080
37,400		J.P. Morgan & Co., Inc.	6,189,700
24,237		Jefferson-Pilot Corp.	1,666,294
101,300		KeyCorp	2,500,844
57,200		Lehman Brothers Holdings, Inc.	3,689,400
44,900		Lincoln National Corp.	2,172,038
23,200		Loews Corp.	2,109,750
23,100		MBIA Inc.	1,679,081
200,527		MBNA Corp.	7,532,295
25,000		MGIC Investment Corp.	1,703,125
63,900		Marsh & McLennan Cos., Inc.	8,354,925
114,900		Mellon Financial Corp.	5,543,925
189,100		Merrill Lynch & Co., Inc.	13,237,000
264,914		Morgan Stanley, Dean Witter & Co.	21,275,906
143,000		National City Corp.	3,056,625
32,245		Old Kent Financial Corp.	892,783
68,000		PNC Financial Services Group	4,547,500
34,800		PaineWebber Group, Inc.	2,479,500
17,200		Progressive Corp., Ohio	1,689,900
33,600		Providian Financial Corp.	3,494,400
51,500		Regions Financial Corp.	1,213,469
30,000		SAFECO Corp.	725,625
325,025		Schwab (Charles) Corp.	11,416,503
39,600		SouthTrust Corp.	1,282,050
52,552		St. Paul Cos., Inc.	2,693,290
38,000		State Street Corp.	4,740,120
52,900		Stilwell Financial, Inc.	2,370,581
40,900		Summit Bancorp	1,533,750
70,200		SunTrust Banks, Inc.	3,426,638
66,850		Synovus Financial Corp.	1,441,453
28,600		T. Rowe Price Associates	1,338,838
30,000		Torchmark Corp.	999,375
175,565		U.S. Bancorp, Inc.	4,246,478
56,614		UnumProvident Corp.	1,599,346
36,500		USA Education, Inc.	2,039,438
31,700		Union Planters Corp.	1,071,856
47,900		Wachovia Corp.	2,586,600
126,876		Washington Mutual, Inc.	5,582,544
387,560		Wells Fargo Co.	17,948,873

		TOTAL	459,906,573

		Health Care--11.5%
364,900		Abbott Laboratories	19,271,281
33,255		Aetna, Inc.	1,922,555
30,900		Allergan, Inc.	2,597,531
27,200	[2]	Alza Corp.	2,201,500
306,900		American Home Products Corp.	19,488,150
242,100	[2]	Amgen, Inc.	14,026,669
12,000		Bard (C.R.), Inc.	502,500
12,500		Bausch & Lomb, Inc.	482,031
68,800		Baxter International, Inc.	5,654,500
59,600		Becton, Dickinson & Co.	1,996,600
34,800	[2]	Biogen, Inc.	2,094,525
41,800		Biomet, Inc.	1,512,637
95,700	[2]	Boston Scientific Corp.	1,525,219
462,700		Bristol-Myers Squibb Co.	28,195,781
72,200		Guidant Corp.	3,822,087
131,407		HCA - The Healthcare Co.	5,248,067
90,800	[2]	HEALTHSOUTH, Corp.	1,089,600
39,100	[2]	Humana, Inc.	474,088
327,300		Johnson & Johnson	30,152,513
39,100	[2]	King Pharmaceuticals, Inc.	1,752,169
265,900		Lilly (Eli) & Co.	23,764,813
24,050	[2]	Manor Care, Inc.	401,334
49,400	[2]	MedImmune, Inc.	3,229,525
282,000		Medtronic, Inc.	15,316,125
541,600		Merck & Co., Inc.	48,710,150
49,000		PE Corp.-PE Biosystems Group	5,733,000
1,486,325		Pfizer, Inc.	64,190,661
305,526		Pharmacia Corp.	16,803,930
27,200	[2]	Quintiles Transnational Corp.	379,100
344,900		Schering Plough Corp.	17,827,019
19,841	[2]	St. Jude Medical, Inc.	1,091,255
74,100	[2]	Tenet Healthcare Corp.	2,913,056
37,800		UnitedHealth Group, Inc.	4,134,375
24,100	[2]	Watson Pharmaceuticals, Inc.	1,507,756
14,800	[2]	Wellpoint Health Networks, Inc.	1,730,675

		TOTAL	351,742,777

		Technology--26.5%
181,700	[2]	ADC Telecommunications, Inc.	3,883,837
23,300	[2]	Adaptec, Inc.	368,431
56,400		Adobe System, Inc.	4,289,925
73,300	[2]	Advanced Micro Devices, Inc.	1,658,412
106,601	[2]	Agilent Technologies, Inc.	4,936,959
93,900	[2]	Altera Corp.	3,844,031
543,500	[2]	America Online, Inc.	27,408,705
83,600	[2]	Analog Devices, Inc.	5,434,000
19,062	[2]	Andrew Corp.	501,569
76,500	[2]	Apple Computer, Inc.	1,496,531
191,000	[2]	Applied Materials, Inc.	10,146,875
13,600		Autodesk, Inc.	300,050
147,700		Automatic Data Processing, Inc.	9,646,656
58,100	[2]	BMC Software, Inc.	1,180,156
52,300	[2]	Broadcom Corp., Class A	11,630,212
43,400	[2]	Cabletron Systems, Inc.	1,177,225
34,200	[2]	Ceridian Corp.	855,000
1,670,600	[2]	Cisco Systems, Inc.	90,003,575
43,700	[2]	Citrix Systems, Inc.	966,862
400,161		Compaq Computer Corp.	12,168,896
139,162		Computer Associates International, Inc.	4,435,789
39,600	[2]	Computer Sciences Corp.	2,494,800
85,900	[2]	Compuware Corp.	676,462
36,700	[2]	Comverse Technology, Inc.	4,101,225
53,600	[2]	Conexant Systems, Inc.	1,410,350
609,000	[2]	Dell Computer Corp.	17,965,500
513,274	[2]	EMC Corp.	45,713,466
72,500		Eastman Kodak Co.	3,253,437
109,800		Electronic Data Systems Corp.	5,153,737
33,200		Equifax, Inc.	1,145,400
95,400		First Data Corp.	4,781,925
75,900	[2]	Gateway, Inc.	3,917,199
22,100		Grainger (W.W.), Inc.	705,819
469,600		Hewlett-Packard Co.	21,807,050
1,580,600		Intel Corp.	71,127,000
414,500		International Business Machines Corp.	40,828,250
220,300	[2]	JDS Uniphase Corp.	17,940,681
43,800	[2]	KLA-Tencor Corp.	1,480,988
73,000	[2]	LSI Logic Corp.	2,399,875
30,000	[2]	Lexmark Intl. Group, Class A	1,230,000
73,200		Linear Technology Corp.	4,725,975
786,128		Lucent Technologies, Inc.	18,326,609
66,500	[2]	Maxim Integrated Products, Inc.	4,409,781
18,800	[2]	Mercury Interactive Corp.	2,086,800
132,900		Micron Technology, Inc.	4,618,275
1,238,800	[2]	Microsoft Corp.	85,322,350
513,335		Motorola, Inc.	12,801,292
22,600	[2]	NCR Corp.	974,625
41,800	[2]	National Semiconductor Corp.	1,086,800
73,500	[2]	Network Appliance, Inc.	8,746,500
703,240		Nortel Networks Corp.	31,997,420
76,500	[2]	Novell, Inc.	688,500
30,900	[2]	Novellus Systems, Inc.	1,264,969
1,325,348	[2]	Oracle Corp.	43,736,484
133,042	[2]	Palm, Inc.	7,126,062
64,100	[2]	Parametric Technology Corp.	789,231
87,625		Paychex, Inc.	4,967,242
65,800	[2]	Peoplesoft, Inc.	2,871,553
11,600		PerkinElmer, Inc.	1,386,200
10,600		Polaroid Corp.	106,663
175,400	[2]	Qualcomm, Inc.	11,420,184
80,000		Raytheon Co., Class B	2,735,000
30,399	[2]	Sabre Group Holdings, Inc.	1,016,467
27,900	[2]	Sapient Corp.	992,194
37,500		Scientific-Atlanta, Inc.	2,566,406
53,900	[2]	Seagate Technology, Inc.	3,766,263
98,100	[2]	Siebel Systems, Inc.	10,294,369
373,500	[2]	Sun Microsystems, Inc.	41,411,813
11,300		Tektronix, Inc.	805,125
96,500	[2]	Tellabs, Inc.	4,818,969
40,800	[2]	Teradyne, Inc.	1,275,000
406,900		Texas Instruments, Inc.	19,963,531
73,700	[2]	Unisys Corp.	939,675
94,600	[2]	Veritas Software Corp.	13,340,078
157,000		Xerox Corp.	1,324,688
77,400	[2]	Xilinx, Inc.	5,606,663
129,300	[2]	Yahoo, Inc.	7,580,213

		TOTAL	812,356,829

		Transportation--0.6%
35,300	[2]	AMR Corp.	1,156,075
95,133		Burlington Northern Santa Fe	2,526,970
51,500		CSX Corp.	1,303,594
28,800		Delta Air Lines, Inc.	1,360,800
67,080	[2]	FedEx Corp.	3,143,369
90,300		Norfolk Southern Corp.	1,275,488
14,000		Ryder Systems, Inc.	276,500
117,325		Southwest Airlines Co.	3,343,763
15,800	[2]	US Airways Group, Inc.	596,450
58,300		Union Pacific Corp.	2,732,813

		TOTAL	17,715,822

		Utilities--3.0%
32,300		Ameren Corp.	1,283,925
75,820		American Electric Power Co., Inc.	3,146,530
28,500		CMS Energy Corp.	769,500
37,600		C P & L Energy, Inc.	1,515,750
37,440		Cinergy Corp.	1,146,600
50,500		Coastal Corp.	3,809,594
18,750		Columbia Energy Group	1,348,828
49,900		Consolidated Edison Co.	1,755,856
35,250		Constellation Energy Group	1,469,484
33,600		DTE Energy Co.	1,213,800
56,009		Dominion Resources, Inc.	3,336,036
86,672		Duke Energy Corp.	7,491,711
72,900		Dynegy, Inc., Class A	3,376,181
6,400		Eastern Enterprises	412,000
76,700		Edison International	1,831,212
54,700		El Paso Energy Corp.	3,429,006
174,000		Enron Corp.	14,278,875
52,500		Entergy Corp.	2,011,406
76,125		Exelon Corp.	4,577,016
41,800		FPL Group, Inc.	2,758,800
53,800		FirstEnergy Corp.	1,392,075
23,200		Florida Progress Corp.	1,233,950
28,600		GPU, Inc.	945,587
31,600		KeySpan Corp.	1,111,925
10,800		NICOR, Inc.	381,375
37,800		Niagara Mohawk Holdings, Inc.	604,800
6,900		ONEOK, Inc.	273,413
90,800		P G & E Corp.	2,445,925
34,091		PPL Corp.	1,404,123
8,300		Peoples Energy Corp.	285,313
19,900		Pinnacle West Capital Corp.	864,406
50,500		Public Service Enterprises Group, Inc.	2,095,750
69,260		Reliant Energy, Inc.	2,861,304
48,057		Sempra Energy	994,179
152,700		Southern Co.	4,485,563
62,125		TXU Corp.	2,302,508
104,200		Williams Cos., Inc. (The)	4,356,863
79,885		Xcel Energy, Inc.	2,042,060

		TOTAL	91,043,229

		TOTAL COMMON STOCKS (IDENTIFIED COST $1,630,410,047)	2,956,444,141

		SHORT-TERM U.S. GOVERNMENT OBLIGATION--0.1%[3]

$3,000,000		U.S. Treasury Bill, 1/18/2001 (IDENTIFIED COST $2,961,455)	2,961,455

		MUTUAL FUND--3.4%

103,539,246		Prime Value Obligations Fund, Class IS (at net asset value)	103,539,246

		TOTAL INVESTMENTS (IDENTIFIED COST $1,736,910,748)[4]	$3,062,944,842

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The total market value of open index futures contracts is $109,815,250 at October 31, 2000, which represents 3.6% of net assets. Taking into consideration these open Index futures contracts, the Fund's effective total exposure to the Index is 100%.

2 Non-income producing security.

3 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4 The cost of investments for federal tax purposes amounts to $1,742,292,318. The net unrealized appreciation of investments on a federal tax basis amounts to $1,320,652,524 which is comprised of $1,430,405,980 appreciation and $109,753,456 depreciation at October 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($3,064,585,520) at October 31, 2000.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

October 31, 2000

Assets:
Total investments in securities, at value (identified cost $1,736,910,748 and tax cost $1,742,292,318)		$3,062,944,842
Income receivable		2,063,193
Receivable for shares sold		3,697,988
Receivable for daily variation margin		1,978,213

TOTAL ASSETS		3,070,684,236

Liabilities:
Payable for shares redeemed	$5,390,109
Payable to Bank	2,479
Accrued expenses	706,128

TOTAL LIABILITIES		6,098,716

Net Assets for 105,497,273 shares outstanding		$3,064,585,520

Net Assets Consist of:
Paid in capital		$1,791,996,757
Net unrealized appreciation of investments and futures contracts		1,329,263,908
Accumulated net realized loss on investments and futures contracts		(60,321,337)
Accumulated undistributed net investment income		3,646,192

TOTAL NET ASSETS		$3,064,585,520

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net Asset Value and Offering Price Per Share ($2,021,341,170 ÷ 69,516,521 shares outstanding)		$29.08

Redemption Proceeds Per Share		$29.08

Institutional Service Shares:
Net Asset Value and Offering Price Per Share ($900,245,707 ÷ 31,033,558 shares outstanding)		$29.01

Redemption Proceeds Per Share		$29.01

Class C Shares:
Net Asset Value and Offering Price Per Share ($142,998,643 ÷ 4,947,194 shares outstanding)		$28.91

Redemption Proceeds Per Share (99/100 of $28.91)[1]		$28.62

1 See "What do Shares Cost?"

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended October 31, 2000

Investment Income:
Dividends (net of foreign taxes withheld of $105,166)			$33,465,727
Interest			6,942,413

TOTAL INCOME			40,408,140

Expenses:
Management fee		$9,201,425
Custodian fees		181,025
Transfer and dividend disbursing agent fees and expenses		543,734
Directors'/Trustees' fees		24,376
Auditing fees		12,164
Legal fees		7,661
Portfolio accounting fees		260,885
Distribution services fee--Institutional Service Shares		2,532,946
Distribution services fee--Class C Shares		928,425
Shareholder services fee--Institutional Shares		5,247,591
Shareholder services fee--Institutional Service Shares		2,110,788
Shareholder services fee--Class C Shares		309,475
Share registration costs		199,326
Printing and postage		122,502
Insurance premiums		4,972
Miscellaneous		23,697

TOTAL EXPENSES		21,710,992

Waivers and Reimbursement:
Waiver of management fee	$(18,530)
Waiver of distribution services fee--Institutional Service Shares	(1,857,494)
Waiver of shareholder services fee--Institutional Shares	(5,247,591)
Waiver of shareholder services fee--Institutional Service Shares	(253,295)
Reimbursement of management fee	(2,239)

TOTAL WAIVERS AND REIMBURSEMENT		(7,379,149)

Net Expenses			14,331,843

Net investment income			26,076,297

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments and futures contracts			(55,332,209)
Net change in unrealized appreciation of investments and futures contracts			165,251,784

Net realized and unrealized gain on investments and futures contracts			109,919,575

Change in net assets resulting from operations			$135,995,872

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended October 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$26,076,297	$27,142,924
Net realized gain (loss) on investments and futures contracts ($(50,697,204) and $26,799,393, respectively, as computed for federal tax purposes)	(55,332,209)	27,327,240
Net change in unrealized appreciation of investments and futures contracts	165,251,784	454,485,986

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	135,995,872	508,956,150

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(19,943,739)	(19,497,540)
Institutional Service Shares	(5,533,273)	(5,207,706)
Class C Shares	(44,237)	(111,070)
Distributions from net realized gains on investments and futures contracts
Institutional Shares	(18,029,897)	(13,803,989)
Institutional Service Shares	(6,740,115)	(4,665,973)
Class C Shares	(866,468)	(161,153)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(51,157,729)	(43,447,431)

Share Transactions:
Proceeds from sale of shares	1,722,461,932	1,456,300,443
Net asset value of shares issued to shareholders in payment of distributions declared	34,105,757	28,068,153
Cost of shares redeemed	(1,603,637,792)	(1,061,778,792)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	152,929,897	422,589,804

Change in net assets	237,768,040	888,098,523

Net Assets:
Beginning of period	2,826,817,480	1,938,718,957

End of period (including accumulated undistributed net investment income of $3,646,192 and $3,356,013, respectively)	$3,064,585,520	$2,826,817,480

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

October 31, 2000

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Max-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Standard & Poor's 500 Composite Stock Price Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to book and tax differences. The following reclassifications have been made to the financial statements.

Increase (Decrease)

Paid In Capital	Accumulated Net Realized Gain	Undistributed Net Investment Income
$264,850	$19	$(264,869)

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $50,697,204, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended October 31, 2000, the Fund had realized losses on futures contracts of $12,695,194.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At October 31, 2000, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
December 2000	305 S&P 500 Index Futures	Long	$3,229,810

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended October 31	2000		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	35,580,041	$1,042,845,838	34,438,353	$914,112,968
Shares issued to shareholders in payment of distributions declared	755,615	22,185,859	755,144	18,919,768
Shares redeemed	(38,133,981)	(1,106,664,687)	(26,964,995)	(715,289,313)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,798,325)	$(41,632,990)	8,228,502	$217,743,423

Year Ended October 31	2000		1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	20,233,748	$592,537,593	16,555,183	$439,185,232
Shares issued to shareholders in payment of distributions declared	380,962	11,150,133	356,733	8,891,933
Shares redeemed	(15,512,216)	(452,996,959)	(11,882,321)	(316,985,650)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	5,102,494	$150,690,767	5,029,595	$131,091,515

Year Ended October 31	2000		1999
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,998,248	$87,078,501	3,834,755	$103,002,243
Shares issued to shareholders in payment of distributions declared	26,623	769,765	10,371	256,452
Shares redeemed	(1,519,663)	(43,976,146)	(1,094,794)	(29,503,829)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,505,208	$43,872,120	2,750,332	$73,754,866

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,809,377	$152,929,897	16,008,429	$422,589,804

MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager", receives for its services an annual investment management fee equal to 0.30% of the Fund's average daily net assets. Under the terms of a sub-management agreement between the Manager and Northern Trust Quantitative Advisors, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager based on the average daily net assets of the Fund as follows: 0.05% on the first $100 million, 0.02% on the next $100 million, and 0.01% thereafter. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Manager. The Manager has agreed to reimburse certain management fees as a result of these transactions.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.30%
Class C Shares	0.75%

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended October 31, 2000, were as follows:

Purchases	$512,381,763
Sales	$313,786,832

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Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INDEX TRUST AND SHAREHOLDERS OF FEDERATED MAX-CAP FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments of the Federated Max-Cap Fund (one of the portfolios constituting the Federated Index Trust) as of October 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Max-Cap Fund of the Federated Index Trust at October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP

December 15, 2000
Boston, Massachusetts

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A Statement of Additional Information (SAI) dated December 31, 2000 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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FEDERATED World-Class Investment Manager®

Federated Max-Cap Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061
Cusip 31420E106

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0032104A-IS (12/00)

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Federated is a registered mark of Federated Investors, Inc.
2000 (c)Federated Investors, Inc.

FEDERATED World-Class Investment Manager®

PROSPECTUS

Federated Max-Cap Fund

A Portfolio of Federated Index Trust

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Prospectus

DECEMBER 31, 2000

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INSTITUTIONAL SERVICE SHARES

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A mutual fund seeking to provide investment results that correspond to the aggregate price and dividend performance of publicly traded common stocks by duplicating the composition of the Standard & Poor's 500 Composite Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

CONTENTS

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Risk/Return Summary	1
What are the Fund's Fees and Expenses?	3
What are the Fund's Investment Strategies?	4
What are the Principal Securities in Which the Fund Invests?	4
What are the Specific Risks of Investing in the Fund?	5
What do Shares Cost?	5
How is the Fund Sold?	6
How to Purchase Shares	6
How to Redeem Shares	8
Account and Share Information	10
Who Manages the Fund?	11
Financial Information	12
Report of Ernst & Young LLP, Independent Auditors	37

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Standard & Poor's 500 Composite Stock Price Index (Index). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests at least 80% of its assets in the large capitalization common stocks comprising the Index.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

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  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Service Shares total return for the nine-month period from January 1, 2000 to September 30, 2000 was (2.04%).

Within the period shown in the chart, the Fund's Institutional Service Shares highest quarterly return was 21.13% (quarter ended December 31, 1998). Its lowest quarterly return was (10.05%) (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's Institutional Service Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index, a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Index is unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	S&P 500
1 Year	20.06%	21.05%
5 Years	27.61%	28.56%
Start of Performance[1]	21.81%	22.76%

1 The Fund's Institutional Service Shares start of performance date was September 7, 1993.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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What are the Fund's Fees and Expenses?

FEDERATED MAX-CAP FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.30%
Distribution (12b-1) Fee[3]	0.30%
Shareholder Services Fee[4]	0.25%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.89%

1 Although not contractually obligated to do so, the manager, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2000.

Total Waivers of Fund Expenses	0.25%
Total Actual Annual Fund Operating Expenses (after waivers)	0.64%

2 The manager voluntarily waived a portion of the management fee. The manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver, which amounted to less than 0.01%) was 0.30% for the fiscal year ended October 31, 2000.

3 A portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.08% for the fiscal year ended October 31, 2000.

4 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.22% for the fiscal year ended October 31, 2000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 91
3 Years	$ 284
5 Years	$ 493
10 Years	$1,096

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What are the Fund's Investment Strategies?

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The Fund pursues its investment objective by investing in the stocks of the Index in the same weights as the Index. This is called a "full replication" strategy. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. As of September 30, 2000, the capitalization range of the issuers comprising the Index was $397 million to $571,382 million. As of the same date, the weighted median market capitalization of the Fund was $81,563 million.

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The Fund purchases Index futures contracts in order to more closely track the performance of the Index, while maintaining cash equivalent positions as necessary for the Fund's operations.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

STOCK INDEX FUTURES

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Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

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What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

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  The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

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SECTOR RISKS

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  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

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What do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

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Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares, and Class C Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other Shares with different marketing fees.

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How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

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In order to maximize the Fund's ability to track the Index, investors are urged to transmit purchase requests prior to 2:00 p.m. (Eastern time).

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DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by simply calling the Fund at 1-800-341-7400. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

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The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Northern Trust Quantitative Advisors, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager develops, maintains and runs the computer program designed to determine which securities are purchased and sold to replicate the composition of the Index. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 50 South LaSalle Street, Chicago, IL 60675. The Sub-Manager is a subsidiary of the Northern Trust Company and is an investment manager primarily to corporate defined benefit and defined contribution plans as well as public pension funds, insurance companies and tax-exempt foundations and endowments. These plans had as of September 30, 2000, placed approximately $72.6 billion in assets with the Sub-Manager. Since 1973, the Sub-Manager has developed and managed a family of equity and bond index funds in which some 681 nationwide non-financial institution clients invest. In total, the Sub-Manager manages 77 commingled/common trust funds. The Northern Trust Company is a subsidiary of Northern Trust Corporation, a bank holding company with subsidiaries located across the United States and in several other countries. As of September 30, 2000, total assets of Northern Trust Corporation were $34.8 billion and subsidiaries of Northern Trust Corporation held trust assets under administration of $1.7 trillion.

The Manager and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

MANAGEMENT FEES

The Manager receives an annual investment management fee of 0.30% of the Fund's average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Financial Information

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 37.

Year Ended October 31	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$28.03	$22.86	$19.66	$15.47	$14.72
Income From Investment Operations:
Net investment income	0.19	0.23	0.25	0.26	0.30
Net realized and unrealized gain on investment and futures contracts	1.23	5.37	3.82	4.45	2.79
TOTAL FROM INVESTMENT OPERATIONS	1.42	5.60	4.07	4.71	3.09
Less Distributions:
Distributions from net investment income	(0.19)	(0.21)	(0.25)	(0.28)	(0.31)
Distributions from net realized gain on investments and futures contracts	(0.25)	(0.22)	(0.62)	(0.24)	(2.03)
TOTAL DISTRIBUTIONS	(0.44)	(0.43)	(0.87)	(0.52)	(2.34)
Net Asset Value, End of Period	$29.01	$28.03	$22.86	$19.66	$15.47
Total Return[1]	5.08%	24.76%	21.21%	31.07%	23.39%

Ratios to Average Net Assets:
Expenses	0.64%	0.62%	0.61%	0.62%	0.61%
Net investment income	0.67%	0.88%	1.09%	1.36%	1.97%
Expense waiver/reimbursement[2]	0.25%	0.28%	0.27%	0.30%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$900,246	$726,976	$477,760	$245,986	$58,741
Portfolio turnover	11%	3%	3%	16%	3%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

OCTOBER 31, 2000
Shares			Value
		COMMON STOCKS--96.4%[1]
		Basic Materials--1.9%
54,000		Air Products & Chemicals, Inc.	$2,014,875
78,600		Alcan Aluminum, Ltd.	2,480,812
203,888		Alcoa, Inc.	5,849,037
19,096		Allegheny Technologies Inc.	386,694
148,878		Archer-Daniels-Midland Co.	1,637,658
93,200		Barrick Gold Corp.	1,246,550
12,500		Bemis Co., Inc.	323,437
31,100	[2]	Bethlehem Steel Corp.	89,412
13,500		Boise Cascade Corp.	387,281
159,700		Dow Chemical Co.	4,890,812
245,482		Du Pont (E.I.) de Nemours & Co.	11,138,746
18,025		Eastman Chemical Co.	772,822
30,180		Ecolab, Inc.	1,182,679
30,062		Engelhard Corp.	627,544
7,200	[2]	FMC Corp.	547,200
36,000		Freeport-McMoRan Copper & Gold, Inc., Class B	285,750
40,100		Georgia-Pacific Corp.	1,077,687
15,800	[2]	Grace (W.R.) & Co.	60,237
12,300		Great Lakes Chemical Corp.	410,512
25,300		Hercules, Inc.	463,306
61,900		Homestake Mining Co.	255,338
42,800		Inco Ltd.	660,725
23,500		International Flavors & Fragrances, Inc.	393,625
113,849		International Paper Co.	4,169,720
24,500		Louisiana-Pacific Corp.	208,250
24,100		Mead Corp.	697,394
39,557		Newmont Mining Corp.	536,492
19,100		Nucor Corp.	662,531
40,900		PPG Industries, Inc.	1,825,163
39,900	[2]	Pactiv Corp.	418,950
18,507		Phelps Dodge Corp.	865,202
77,100		Placer Dome, Inc.	626,438
6,700		Potlatch Corp.	224,450
37,200		Praxair, Inc.	1,385,700
50,973		Rohm & Haas Co.	1,532,376
19,000		Sigma-Aldrich Corp.	679,250
12,000		Temple-Inland, Inc.	537,000
20,920		USX-U.S. Steel Group, Inc.	333,413
31,800		Union Carbide Corp.	1,367,400
23,800		Vulcan Materials Co.	999,600
23,650		Westvaco Corp.	674,025
51,800		Weyerhaeuser Co.	2,431,363
25,700		Willamette Industries, Inc.	933,231
20,150		Worthington Industries, Inc.	192,684

		TOTAL	58,483,371

		Capital Goods--9.0%
46,300	[2]	Allied Waste Industries, Inc.	428,275
45,800	[2]	American Power Conversion Corp.	592,537
26,300		Avery Dennison Corp.	1,328,150
6,900		Ball Corp.	242,362
211,208		Boeing Co.	14,322,542
5,100		Briggs & Stratton Corp.	182,006
81,400		Caterpillar, Inc.	2,854,087
21,900		Cooper Industries, Inc.	837,675
207,600		Corning, Inc.	15,881,400
14,275		Crane Co.	373,826
29,700		Crown Cork & Seal Co., Inc.	271,012
9,800		Cummins Engine Co., Inc.	333,200
33,400		Danaher Corp.	2,108,375
55,200		Deere & Co.	2,032,050
47,800		Dover Corp.	2,028,512
17,200		Eaton Corp.	1,170,675
100,600		Emerson Electric Co.	7,387,812
17,800		Fluor Corp.	623,000
46,740		General Dynamics Corp.	3,344,831
2,331,700		General Electric Co.	127,806,306
23,900		Goodrich (B.F.) Co.	978,406
188,587		Honeywell International, Inc.	10,148,338
20,700		ITT Industries, Inc.	674,044
71,100		Illinois Tool Works, Inc.	3,950,494
37,900		Ingersoll-Rand Co.	1,430,725
20,200		Johnson Controls, Inc.	1,204,425
100,476		Lockheed Martin Corp.	3,602,065
14,200		McDermott International, Inc.	137,563
10,900		Millipore Corp.	572,250
93,100		Minnesota Mining & Manufacturing Co.	8,995,788
46,225		Molex, Inc.	2,496,150
9,600		National Service Industries, Inc.	196,200
13,970	[2]	Navistar International Corp.	461,883
16,900		Northrop Grumman, Corp.	1,419,600
34,400	[2]	Owens-Illinois, Inc.	204,250
17,980		PACCAR, Inc.	756,284
29,033		Pall Corp.	626,024
26,400		Parker-Hannifin Corp.	1,092,300
60,100		Pitney Bowes, Inc.	1,784,219
17,300	[2]	Power-One, Inc.	1,227,219
43,600		Rockwell International Corp.	1,714,025
35,600	[2]	Sanmina Corp.	4,069,525
19,700	[2]	Sealed Air Corp.	948,063
141,600	[2]	Solectron Corp.	6,230,400
33,800		Textron, Inc.	1,704,788
40,800	[2]	Thermo Electron Corp.	1,183,200
13,600		Thomas & Betts Corp.	205,700
14,300		Timken Co.	201,094
396,694		Tyco International Ltd.	22,487,591
110,200		United Technologies Corp.	7,693,338
146,328		Waste Management, Inc.	2,926,560

		TOTAL	275,471,144

		Communication Services--6.2%
884,282		AT&T Corp.	20,504,289
74,300		Alltel Corp.	4,787,706
65,511	[2]	Avaya, Inc.	880,299
441,200		BellSouth Corp.	21,315,475
33,100		CenturyTel, Inc.	1,274,350
207,320	[2]	Global Crossing Ltd.	4,897,935
179,200	[2]	NEXTEL Communications, Inc., Class A	6,888,000
391,005	[2]	Qwest Communications International, Inc.	19,012,618
797,926		SBC Communications, Inc.	46,030,356
208,300		Sprint Corp.	5,311,650
218,500	[2]	Sprint PCS Group	8,330,313
639,888		Verizon Communications	36,993,525
676,345	[2]	WorldCom, Inc.	16,063,194

		TOTAL	192,289,710

		Consumer Cyclicals--6.5%
15,200		American Greetings Corp., Class A	276,450
9,500		Armstrong World Industries, Inc.	27,312
30,000	[2]	AutoZone, Inc.	804,375
66,500	[2]	Bed Bath & Beyond, Inc.	1,716,531
48,700	[2]	Best Buy Co., Inc.	2,444,131
19,600		Black & Decker Corp.	737,450
21,500		Block (H&R), Inc.	767,281
20,500		Brunswick Corp.	398,469
138,730		Carnival Corp., Class A	3,442,238
170,907	[2]	Cendant Corp.	2,050,884
13,900		Centex Corp.	514,300
48,300		Circuit City Stores, Inc.	639,975
26,200	[2]	Consolidated Stores Corp.	311,125
36,200	[2]	Convergys Corp.	1,576,962
17,100		Cooper Tire & Rubber Co.	187,031
105,200		Costco Wholesale Corp.	3,852,950
35,145		Dana Corp.	779,780
131,805		Delphi Auto Systems Corp.	2,067,691
22,000		Dillards, Inc., Class A	231,000
77,402		Dollar General Corp.	1,199,731
20,600		Dow Jones & Co.	1,212,825
49,000	[2]	Federated Department Stores, Inc.	1,595,562
445,600		Ford Motor Co.	11,641,300
62,100		Gannett Co., Inc.	3,601,800
200,075		Gap (The), Inc.	5,164,436
126,300		General Motors Corp.	7,846,387
41,150		Genuine Parts Co.	877,009
36,800		Goodyear Tire & Rubber Co.	680,800
17,200		Harcourt General, Inc.	964,060
71,200		Harley Davidson, Inc.	3,430,950
27,450	[2]	Harrah's Entertainment, Inc.	785,756
40,600		Hasbro, Inc.	436,450
86,800		Hilton Hotels Corp.	824,600
545,150		Home Depot, Inc.	23,441,450
70,000		IMS Health, Inc.	1,653,750
72,500		Interpublic Group Cos., Inc.	3,112,969
113,000	[2]	K Mart Corp.	670,938
11,300		Kaufman & Broad Homes Corp.	336,175
17,800		Knight-Ridder, Inc.	894,450
77,600	[2]	Kohl's Corp.	4,204,950
46,300		Leggett and Platt, Inc.	758,163
101,580		Limited, Inc.	2,564,895
12,500		Liz Claiborne, Inc.	531,250
90,100		Lowe's Cos., Inc.	4,116,444
56,500		Marriott International, Inc., Class A	2,288,250
107,600		Masco Corp.	2,010,775
100,325		Mattel, Inc.	1,297,955
70,000		May Department Stores Co.	1,837,500
18,300		Maytag Corp.	523,838
45,800		McGraw-Hill Cos., Inc.	2,939,788
11,900		Meredith Corp.	377,825
38,200		Moody's Corp.	1,005,138
39,300		New York Times Co., Class A	1,444,275
63,500		Nike, Inc., Class B	2,536,031
30,700		Nordstrom, Inc.	504,631
72,000	[2]	Office Depot, Inc.	598,500
41,800		Omnicom Group, Inc.	3,856,050
61,600		Penney (J.C.) Co., Inc.	719,950
9,500		Pulte Corp.	316,469
43,760		RadioShack Corp.	2,609,190
13,400	[2]	Reebok International Ltd.	288,938
7,700		Russell Corp.	123,200
80,700		Sears, Roebuck & Co.	2,399,211
38,300		Sherwin-Williams Co.	830,631
13,800		Snap-On Tools Corp.	352,763
4,200		Springs Industries, Inc., Class A	98,963
20,300		Stanley Works	540,488
106,900	[2]	Staples, Inc.	1,523,325
68,900		TJX Cos., Inc.	1,877,525
29,200		TRW, Inc.	1,226,400
214,200		Target Corp.	5,917,275
34,200		Tiffany & Co.	1,459,913
48,000	[2]	Toys 'R' Us, Inc.	825,000
72,600		Tribune Co.	2,690,738
27,000		V.F. Corp.	737,438
30,814		Visteon Corp.	545,023
1,051,400		Wal-Mart Stores, Inc.	47,707,275
16,800		Whirlpool Corp.	730,800

		TOTAL	200,114,106

		Consumer Staples--10.4%
13,100		Alberto-Culver Co., Class B	439,669
99,661		Albertsons, Inc.	2,360,720
213,300		Anheuser-Busch Cos., Inc.	9,758,475
55,900		Avon Products, Inc.	2,711,150
16,100		Brown-Forman Corp., Class B	980,087
92,000		CVS Corp.	4,870,250
99,100		Campbell Soup Co.	2,898,675
65,450		Cardinal Health, Inc.	6,201,387
137,900	[2]	Clear Channel Communications, Inc.	8,282,619
55,300		Clorox Co.	2,467,762
583,100		Coca-Cola Co.	35,204,662
98,500		Coca-Cola Enterprises, Inc.	1,809,937
135,200		Colgate-Palmolive Co.	7,944,352
213,000	[2]	Comcast Corp., Class A	8,679,750
125,500		ConAgra, Inc.	2,682,562
8,700		Coors Adolph Co., Class B	554,081
28,800		Darden Restaurants, Inc.	648,000
17,000		Deluxe Corp.	383,562
490,700		Disney (Walt) Co.	17,573,194
28,700		Donnelley (R.R.) & Sons Co.	617,050
48,200		Fort James Corp.	1,587,587
36,900		Fortune Brands, Inc.	1,086,244
67,200		General Mills, Inc.	2,805,600
247,800		Gillette Co.	8,642,025
81,800		Heinz (H.J.) Co.	3,430,488
32,200		Hershey Foods Corp.	1,748,863
95,500		Kellogg Co.	2,423,313
126,648		Kimberly-Clark Corp.	8,358,768
194,400	[2]	Kroger Co., Inc.	4,386,150
8,900		Longs Drug Stores Corp.	194,688
310,900		McDonald's Corp.	9,637,900
66,926		McKesson HBOC, Inc.	1,878,111
76,800		Nabisco Group Holdings Corp.	2,217,600
62,744		Newell Rubbermaid, Inc.	1,203,901
339,700		PepsiCo, Inc.	16,454,219
530,200		Philip Morris Cos., Inc.	19,418,575
307,900		Procter & Gamble Co.	21,995,606
31,200		Quaker Oats Co.	2,544,750
72,300		Ralston Purina Co.	1,753,275
117,000	[2]	Safeway, Inc.	6,398,438
204,700		Sara Lee Corp.	4,413,844
102,800		Seagram Co. Ltd.	5,872,450
44,000	[2]	Starbucks Corp.	1,966,250
31,200		SUPERVALU, Inc.	479,700
78,400		Sysco Corp.	4,091,500
311,580		Time Warner, Inc.	23,652,038
34,330	[2]	Tricon Global Restaurants, Inc.	1,029,900
13,600		Tupperware Corp.	232,900
38,200		UST, Inc.	964,550
134,553		Unilever N.V., ADR	6,836,974
356,993	[2]	Viacom, Inc., Class B	20,303,977
237,800		Walgreen Co.	10,849,625
26,700		Wendy's International, Inc.	580,725
33,200		Winn-Dixie Stores, Inc.	639,100
26,800		Wrigley (Wm.), Jr. Co.	2,122,225

		TOTAL	319,269,803

		Energy--5.8%
107,500	[2]	AES Corp.	6,073,750
21,200		Amerada-Hess Corp.	1,314,400
57,234		Anadarko Petroleum Corp.	3,665,838
28,800		Apache Corp.	1,593,000
16,500		Ashland, Inc.	540,375
77,890		Baker Hughes, Inc.	2,677,469
50,765		Burlington Resources, Inc.	1,827,540
153,600		Chevron Corp.	12,614,400
146,579		Conoco, Inc., Class B	3,985,116
30,000		Devon Energy Corp.	1,512,000
820,179		Exxon Mobil Corp.	73,149,714
104,900		Halliburton Co.	3,887,856
22,176		Kerr-McGee Corp.	1,448,370
34,400	[2]	Nabors Industries, Inc.	1,750,960
86,800		Occidental Petroleum Corp.	1,725,150
60,000		Phillips Petroleum Co.	3,705,000
22,200	[2]	Rowan Companies, Inc.	559,163
504,800		Royal Dutch Petroleum Co., ADR	29,972,500
134,200		Schlumberger Ltd.	10,215,975
20,537		Sunoco, Inc.	614,826
129,800		Texaco, Inc.	7,666,313
34,000		Tosco Corp.	973,250
49,577		Transocean Sedco Forex, Inc.	2,627,581
73,500		USX--Marathon Group	1,998,281
57,200		Unocal Corp.	1,951,950

		TOTAL	178,050,777

		Financials--15.0%
62,400		AFLAC, Inc.	4,559,100
60,075		AON Corp.	2,489,358
172,810		Allstate Corp.	6,955,602
313,500		American Express Co.	18,810,000
59,430		American General Corp.	4,784,115
544,724		American International Group, Inc.	53,382,952
88,700		Amsouth Bancorporation	1,236,256
171,432		Associates First Capital Corp., Class A	6,364,413
94,100		BB&T Corp.	2,999,437
272,085		Bank One Corporation	9,931,102
386,692		Bank of America Corp.	18,585,384
173,800		Bank of New York Co., Inc.	10,004,362
25,356		Bear Stearns Cos., Inc.	1,537,207
37,100		CIGNA Corp.	4,524,345
61,800		CIT Group, Inc., Class A	1,077,637
46,200		Capital One Financial Corp.	2,916,375
49,475		Charter One Financial, Inc.	1,134,833
308,110		Chase Manhattan Corp.	14,019,005
41,100		Chubb Corp.	3,470,381
37,900		Cincinnati Financial Corp.	1,392,825
1,059,100		Citigroup, Inc.	55,735,137
36,850		Comerica, Inc.	2,222,516
76,561		Conseco, Inc.	531,142
26,900		Countrywide Credit Industries, Inc.	1,007,069
237,200		Federal National Mortgage Association	18,264,400
163,600		Federal Home Loan Mortgage Corp.	9,816,000
109,500		Fifth Third Bancorp	5,625,562
231,898		First Union Corp.	7,029,408
225,567		Firstar Corp.	4,440,850
212,491		Fleet Boston Financial Corp.	8,074,658
57,300		Franklin Resources, Inc.	2,454,732
37,200		Golden West Financial Corp.	2,085,525
52,800		Hartford Financial Services Group, Inc.	3,930,300
111,159		Household International, Inc.	5,592,687
59,136		Huntington Bancshares, Inc.	850,080
37,400		J.P. Morgan & Co., Inc.	6,189,700
24,237		Jefferson-Pilot Corp.	1,666,294
101,300		KeyCorp	2,500,844
57,200		Lehman Brothers Holdings, Inc.	3,689,400
44,900		Lincoln National Corp.	2,172,038
23,200		Loews Corp.	2,109,750
23,100		MBIA Inc.	1,679,081
200,527		MBNA Corp.	7,532,295
25,000		MGIC Investment Corp.	1,703,125
63,900		Marsh & McLennan Cos., Inc.	8,354,925
114,900		Mellon Financial Corp.	5,543,925
189,100		Merrill Lynch & Co., Inc.	13,237,000
264,914		Morgan Stanley, Dean Witter & Co.	21,275,906
143,000		National City Corp.	3,056,625
32,245		Old Kent Financial Corp.	892,783
68,000		PNC Financial Services Group	4,547,500
34,800		PaineWebber Group, Inc.	2,479,500
17,200		Progressive Corp., Ohio	1,689,900
33,600		Providian Financial Corp.	3,494,400
51,500		Regions Financial Corp.	1,213,469
30,000		SAFECO Corp.	725,625
325,025		Schwab (Charles) Corp.	11,416,503
39,600		SouthTrust Corp.	1,282,050
52,552		St. Paul Cos., Inc.	2,693,290
38,000		State Street Corp.	4,740,120
52,900		Stilwell Financial, Inc.	$2,370,581
40,900		Summit Bancorp	1,533,750
70,200		SunTrust Banks, Inc.	3,426,638
66,850		Synovus Financial Corp.	1,441,453
28,600		T. Rowe Price Associates	1,338,838
30,000		Torchmark Corp.	999,375
175,565		U.S. Bancorp, Inc.	4,246,478
56,614		UnumProvident Corp.	1,599,346
36,500		USA Education, Inc.	2,039,438
31,700		Union Planters Corp.	1,071,856
47,900		Wachovia Corp.	2,586,600
126,876		Washington Mutual, Inc.	5,582,544
387,560		Wells Fargo Co.	17,948,873

		TOTAL	459,906,573

		Health Care--11.5%
364,900		Abbott Laboratories	19,271,281
33,255		Aetna, Inc.	1,922,555
30,900		Allergan, Inc.	2,597,531
27,200	[2]	Alza Corp.	2,201,500
306,900		American Home Products Corp.	19,488,150
242,100	[2]	Amgen, Inc.	14,026,669
12,000		Bard (C.R.), Inc.	502,500
12,500		Bausch & Lomb, Inc.	482,031
68,800		Baxter International, Inc.	5,654,500
59,600		Becton, Dickinson & Co.	1,996,600
34,800	[2]	Biogen, Inc.	2,094,525
41,800		Biomet, Inc.	1,512,637
95,700	[2]	Boston Scientific Corp.	1,525,219
462,700		Bristol-Myers Squibb Co.	28,195,781
72,200		Guidant Corp.	3,822,087
131,407		HCA - The Healthcare Co.	5,248,067
90,800	[2]	HEALTHSOUTH, Corp.	1,089,600
39,100	[2]	Humana, Inc.	474,088
327,300		Johnson & Johnson	30,152,513
39,100	[2]	King Pharmaceuticals, Inc.	1,752,169
265,900		Lilly (Eli) & Co.	23,764,813
24,050	[2]	Manor Care, Inc.	401,334
49,400	[2]	MedImmune, Inc.	3,229,525
282,000		Medtronic, Inc.	15,316,125
541,600		Merck & Co., Inc.	48,710,150
49,000		PE Corp.-PE Biosystems Group	5,733,000
1,486,325		Pfizer, Inc.	64,190,661
305,526		Pharmacia Corp.	16,803,930
27,200	[2]	Quintiles Transnational Corp.	379,100
344,900		Schering Plough Corp.	17,827,019
19,841	[2]	St. Jude Medical, Inc.	1,091,255
74,100	[2]	Tenet Healthcare Corp.	2,913,056
37,800		UnitedHealth Group, Inc.	4,134,375
24,100	[2]	Watson Pharmaceuticals, Inc.	1,507,756
14,800	[2]	Wellpoint Health Networks, Inc.	1,730,675

		TOTAL	351,742,777

		Technology--26.5%
181,700	[2]	ADC Telecommunications, Inc.	3,883,837
23,300	[2]	Adaptec, Inc.	368,431
56,400		Adobe System, Inc.	4,289,925
73,300	[2]	Advanced Micro Devices, Inc.	1,658,412
106,601	[2]	Agilent Technologies, Inc.	4,936,959
93,900	[2]	Altera Corp.	3,844,031
543,500	[2]	America Online, Inc.	27,408,705
83,600	[2]	Analog Devices, Inc.	5,434,000
19,062	[2]	Andrew Corp.	501,569
76,500	[2]	Apple Computer, Inc.	1,496,531
191,000	[2]	Applied Materials, Inc.	10,146,875
13,600		Autodesk, Inc.	300,050
147,700		Automatic Data Processing, Inc.	9,646,656
58,100	[2]	BMC Software, Inc.	1,180,156
52,300	[2]	Broadcom Corp., Class A	11,630,212
43,400	[2]	Cabletron Systems, Inc.	1,177,225
34,200	[2]	Ceridian Corp.	855,000
1,670,600	[2]	Cisco Systems, Inc.	90,003,575
43,700	[2]	Citrix Systems, Inc.	966,862
400,161		Compaq Computer Corp.	12,168,896
139,162		Computer Associates International, Inc.	4,435,789
39,600	[2]	Computer Sciences Corp.	2,494,800
85,900	[2]	Compuware Corp.	676,462
36,700	[2]	Comverse Technology, Inc.	4,101,225
53,600	[2]	Conexant Systems, Inc.	1,410,350
609,000	[2]	Dell Computer Corp.	17,965,500
513,274	[2]	EMC Corp.	45,713,466
72,500		Eastman Kodak Co.	3,253,437
109,800		Electronic Data Systems Corp.	5,153,737
33,200		Equifax, Inc.	1,145,400
95,400		First Data Corp.	4,781,925
75,900	[2]	Gateway, Inc.	3,917,199
22,100		Grainger (W.W.), Inc.	705,819
469,600		Hewlett-Packard Co.	21,807,050
1,580,600		Intel Corp.	71,127,000
414,500		International Business Machines Corp.	40,828,250
220,300	[2]	JDS Uniphase Corp.	17,940,681
43,800	[2]	KLA-Tencor Corp.	1,480,988
73,000	[2]	LSI Logic Corp.	2,399,875
30,000	[2]	Lexmark Intl. Group, Class A	1,230,000
73,200		Linear Technology Corp.	4,725,975
786,128		Lucent Technologies, Inc.	18,326,609
66,500	[2]	Maxim Integrated Products, Inc.	4,409,781
18,800	[2]	Mercury Interactive Corp.	2,086,800
132,900		Micron Technology, Inc.	4,618,275
1,238,800	[2]	Microsoft Corp.	85,322,350
513,335		Motorola, Inc.	12,801,292
22,600	[2]	NCR Corp.	974,625
41,800	[2]	National Semiconductor Corp.	1,086,800
73,500	[2]	Network Appliance, Inc.	8,746,500
703,240		Nortel Networks Corp.	31,997,420
76,500	[2]	Novell, Inc.	688,500
30,900	[2]	Novellus Systems, Inc.	1,264,969
1,325,348	[2]	Oracle Corp.	43,736,484
133,042	[2]	Palm, Inc.	7,126,062
64,100	[2]	Parametric Technology Corp.	789,231
87,625		Paychex, Inc.	4,967,242
65,800	[2]	Peoplesoft, Inc.	2,871,553
11,600		PerkinElmer, Inc.	1,386,200
10,600		Polaroid Corp.	106,663
175,400	[2]	Qualcomm, Inc.	11,420,184
80,000		Raytheon Co., Class B	2,735,000
30,399	[2]	Sabre Group Holdings, Inc.	$1,016,467
27,900	[2]	Sapient Corp.	992,194
37,500		Scientific-Atlanta, Inc.	2,566,406
53,900	[2]	Seagate Technology, Inc.	3,766,263
98,100	[2]	Siebel Systems, Inc.	10,294,369
373,500	[2]	Sun Microsystems, Inc.	41,411,813
11,300		Tektronix, Inc.	805,125
96,500	[2]	Tellabs, Inc.	4,818,969
40,800	[2]	Teradyne, Inc.	1,275,000
406,900		Texas Instruments, Inc.	19,963,531
73,700	[2]	Unisys Corp.	939,675
94,600	[2]	Veritas Software Corp.	13,340,078
157,000		Xerox Corp.	1,324,688
77,400	[2]	Xilinx, Inc.	5,606,663
129,300	[2]	Yahoo, Inc.	7,580,213

		TOTAL	812,356,829

		Transportation--0.6%
35,300	[2]	AMR Corp.	1,156,075
95,133		Burlington Northern Santa Fe	2,526,970
51,500		CSX Corp.	1,303,594
28,800		Delta Air Lines, Inc.	1,360,800
67,080	[2]	FedEx Corp.	3,143,369
90,300		Norfolk Southern Corp.	1,275,488
14,000		Ryder Systems, Inc.	276,500
117,325		Southwest Airlines Co.	3,343,763
15,800	[2]	US Airways Group, Inc.	596,450
58,300		Union Pacific Corp.	2,732,813

		TOTAL	17,715,822

		Utilities--3.0%
32,300		Ameren Corp.	1,283,925
75,820		American Electric Power Co., Inc.	3,146,530
28,500		CMS Energy Corp.	769,500
37,600		C P & L Energy, Inc.	1,515,750
37,440		Cinergy Corp.	1,146,600
50,500		Coastal Corp.	3,809,594
18,750		Columbia Energy Group	1,348,828
49,900		Consolidated Edison Co.	1,755,856
35,250		Constellation Energy Group	1,469,484
33,600		DTE Energy Co.	1,213,800
56,009		Dominion Resources, Inc.	3,336,036
86,672		Duke Energy Corp.	7,491,711
72,900		Dynegy, Inc., Class A	3,376,181
6,400		Eastern Enterprises	412,000
76,700		Edison International	1,831,212
54,700		El Paso Energy Corp.	3,429,006
174,000		Enron Corp.	14,278,875
52,500		Entergy Corp.	2,011,406
76,125		Exelon Corp.	4,577,016
41,800		FPL Group, Inc.	2,758,800
53,800		FirstEnergy Corp.	1,392,075
23,200		Florida Progress Corp.	1,233,950
28,600		GPU, Inc.	945,587
31,600		KeySpan Corp.	1,111,925
10,800		NICOR, Inc.	381,375
37,800		Niagara Mohawk Holdings, Inc.	604,800
6,900		ONEOK, Inc.	273,413
90,800		P G & E Corp.	2,445,925
34,091		PPL Corp.	1,404,123
8,300		Peoples Energy Corp.	285,313
19,900		Pinnacle West Capital Corp.	864,406
50,500		Public Service Enterprises Group, Inc.	2,095,750
69,260		Reliant Energy, Inc.	2,861,304
48,057		Sempra Energy	994,179
152,700		Southern Co.	4,485,563
62,125		TXU Corp.	2,302,508
104,200		Williams Cos., Inc. (The)	4,356,863
79,885		Xcel Energy, Inc.	2,042,060

		TOTAL	91,043,229

		TOTAL COMMON STOCKS (IDENTIFIED COST $1,630,410,047)	2,956,444,141

Shares or Principal Amount			Value
		SHORT-TERM U.S. GOVERNMENT OBLIGATION--0.1%[3]
$3,000,000		U.S. Treasury Bill, 1/18/2001 (IDENTIFIED COST $2,961,455)	$2,961,455

		MUTUAL FUND--3.4%
103,539,246		Prime Value Obligations Fund, Class IS (at net asset value)	103,539,246

		TOTAL INVESTMENTS (IDENTIFIED COST $1,736,910,748)[4]	$3,062,944,842

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The total market value of open index futures contracts is $109,815,250 at October 31, 2000, which represents 3.6% of net assets. Taking into consideration these open Index futures contracts, the Fund's effective total exposure to the Index is 100%.

2 Non-income producing security.

3 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4 The cost of investments for federal tax purposes amounts to $1,742,292,318. The net unrealized appreciation of investments on a federal tax basis amounts to $1,320,652,524 which is comprised of $1,430,405,980 appreciation and $109,753,456 depreciation at October 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($3,064,585,520) at October 31, 2000.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2000
Assets:
Total investments in securities, at value (identified cost $1,736,910,748 and tax cost $1,742,292,318)		$3,062,944,842
Income receivable		2,063,193
Receivable for shares sold		3,697,988
Receivable for daily variation margin		1,978,213

TOTAL ASSETS		3,070,684,236

Liabilities:
Payable for shares redeemed	$5,390,109
Payable to Bank	2,479
Accrued expenses	706,128

TOTAL LIABILITIES		6,098,716

Net Assets for 105,497,273 shares outstanding		$3,064,585,520

Net Assets Consist of:
Paid in capital		$1,791,996,757
Net unrealized appreciation of investments and futures contracts		1,329,263,908
Accumulated net realized loss on investments and futures contracts		(60,321,337)
Accumulated undistributed net investment income		3,646,192

TOTAL NET ASSETS		$3,064,585,520

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net Asset Value and Offering Price Per Share ($2,021,341,170 ÷ 69,516,521 shares outstanding)		$29.08

REDEMPTION PROCEEDS PER SHARE		$29.08

Institutional Service Shares:
Net Asset Value and Offering Price Per Share ($900,245,707 ÷ 31,033,558 shares outstanding)		$29.01

REDEMPTION PROCEEDS PER SHARE		$29.01

Class C Shares:
Net Asset Value and Offering Price Per Share ($142,998,643 ÷ 4,947,194 shares outstanding)		$28.91

Redemption Proceeds Per Share (99/100 of $28.91)1		$28.62

1 See "What do Shares Cost?"

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2000
Investment Income:
Dividends (net of foreign taxes withheld of $105,166)			$33,465,727
Interest			6,942,413

TOTAL INCOME			40,408,140

Expenses:
Management fee		$9,201,425
Custodian fees		181,025
Transfer and dividend disbursing agent fees and expenses		543,734
Directors'/Trustees' fees		24,376
Auditing fees		12,164
Legal fees		7,661
Portfolio accounting fees		260,885
Distribution services fee--Institutional Service Shares		2,532,946
Distribution services fee--Class C Shares		928,425
Shareholder services fee--Institutional Shares		5,247,591
Shareholder services fee--Institutional Service Shares		2,110,788
Shareholder services fee--Class C Shares		309,475
Share registration costs		199,326
Printing and postage		122,502
Insurance premiums		4,972
Miscellaneous		23,697
TOTAL EXPENSES		21,710,992

Waivers and Reimbursement:
Waiver of management fee	$(18,530)
Waiver of distribution services fee--Institutional Service Shares	(1,857,494)
Waiver of shareholder services fee--Institutional Shares	(5,247,591)
Waiver of shareholder services fee--Institutional Service Shares	(253,295)
Reimbursement of management fee	(2,239)

TOTAL WAIVERS AND REIMBURSEMENT		(7,379,149)

Net Expenses			14,331,843

Net investment income			26,076,297

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments and futures contracts			(55,332,209)
Net change in unrealized appreciation of investments and futures contracts			165,251,784

Net realized and unrealized gain on investments and futures contracts			109,919,575

Change in net assets resulting from operations			$135,995,872

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$26,076,297	$27,142,924
Net realized gain (loss) on investments and futures contracts ($(50,697,204) and $26,799,393, respectively, as computed for federal tax purposes)	(55,332,209)	27,327,240
Net change in unrealized appreciation of investments and futures contracts	165,251,784	454,485,986

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	135,995,872	508,956,150

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(19,943,739)	(19,497,540)
Institutional Service Shares	(5,533,273)	(5,207,706)
Class C Shares	(44,237)	(111,070)
Distributions from net realized gains on investments and futures contracts
Institutional Shares	(18,029,897)	(13,803,989)
Institutional Service Shares	(6,740,115)	(4,665,973)
Class C Shares	(866,468)	(161,153)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(51,157,729)	(43,447,431)

Share Transactions:
Proceeds from sale of shares	1,722,461,932	1,456,300,443
Net asset value of shares issued to shareholders in payment of distributions declared	34,105,757	28,068,153
Cost of shares redeemed	(1,603,637,792)	(1,061,778,792)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	152,929,897	422,589,804

Change in net assets	237,768,040	888,098,523

Net Assets:
Beginning of period	2,826,817,480	1,938,718,957

End of period (including accumulated undistributed net investment income of $3,646,192 and $3,356,013, respectively)	$3,064,585,520	$2,826,817,480

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2000

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Max-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Standard & Poor's 500 Composite Stock Price Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to book and tax differences. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Paid In Capital	Accumulated Net Realized Gain	Undistributed Net Investment Income
$264,850	$19	$(264,869)

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $50,697,204, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended October 31, 2000, the Fund had realized losses on futures contracts of $12,695,194.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At October 31, 2000, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
December 2000	305 S&P 500 Index Futures	Long	$3,229,810

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended October 31	2000		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	35,580,041	$1,042,845,838	34,438,353	$914,112,968
Shares issued to shareholders in payment of distributions declared	755,615	22,185,859	755,144	18,919,768
Shares redeemed	(38,133,981)	(1,106,664,687)	(26,964,995)	(715,289,313)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,798,325)	$(41,632,990)	8,228,502	$217,743,423

Year Ended October 31	2000		1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	20,233,748	$592,537,593	16,555,183	$439,185,232
Shares issued to shareholders in payment of distributions declared	380,962	11,150,133	356,733	8,891,933
Shares redeemed	(15,512,216)	(452,996,959)	(11,882,321)	(316,985,650)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	5,102,494	$150,690,767	5,029,595	$131,091,515

Year Ended October 31	2000		1999
Class C Share:	Shares	Amount	Shares	Amount
Shares sold	2,998,248	$87,078,501	3,834,755	$103,002,243
Shares issued to shareholders in payment of distributions declared	26,623	769,765	10,371	256,452
Shares redeemed	(1,519,663)	(43,976,146)	(1,094,794)	(29,503,829)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,505,208	$43,872,120	2,750,332	$73,754,866

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,809,377	$152,929,897	16,008,429	$422,589,804

MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment management fee equal to 0.30% of the Fund's average daily net assets. Under the terms of a sub-management agreement between the Manager and Northern Trust Quantitative Advisors, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager based on the average daily net assets of the Fund as follows: 0.05% on the first $100 million, 0.02% on the next $100 million, and 0.01% thereafter. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Manager. The Manager has agreed to reimburse certain management fees as a result of these transactions.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.30%
Class C Shares	0.75%

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended October 31, 2000, were as follows:

Purchases	$512,381,763
Sales	$313,786,832

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INDEX TRUST AND SHAREHOLDERS OF FEDERATED MAX-CAP FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments of the Federated Max-Cap Fund (one of the portfolios constituting the Federated Index Trust) as of October 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Max-Cap Fund of the Federated Index Trust at October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

December 15, 2000
Boston, Massachusetts

A Statement of Additional Information (SAI) dated December 31, 2000 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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FEDERATED World-Class Investment Manager®

Federated Max-Cap Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061

Cusip 31420E403

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0032104A-SS (12/00)

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Federated is a registered mark of Federated Investors, Inc.
2000 ©Federated Investors, Inc.

FEDERATED World-Class Investment Manager®

Federated Max-Cap Fund

A Portfolio of Federated Index Trust

PROSPECTUS

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December 31, 2000

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CLASS C SHARES

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A mutual fund seeking to provide investment results that correspond to the aggregate price and dividend performance of publicly traded common stocks by duplicating the composition of the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

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Risk/Return Summary	1
What are the Fund's Fees and Expenses?	3
What are the Fund's Investment Strategies?	4
What are the Principal Securities in Which the Fund Invests?	4
What are the Specific Risks of Investing in the Fund?	5
What do Shares Cost?	5
How is the Fund Sold?	7
How to Purchase Shares	7
How to Redeem and Exchange Shares	9
Account and Share Information	12
Who Manages the Fund?	13
Financial Information	14
Report of Ernst & Young LLP, Independent Auditors	39

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NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Standard & Poor's 500 Composite Stock Price Index (Index). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests at least 80% of its assets in the large capitalization common stocks comprising the Index.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

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All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

The bar chart shows the Fund's Class C Shares total return on a calendar year-end basis.

The total returns displayed for the Fund's Class C Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class C Shares total return for the nine-month period from January 1, 2000 to September 30, 2000 was (2.54%).

Within the period shown in the chart, the Fund's Class C Shares highest quarterly return was 20.87% (quarter ended December 31, 1998). Its lowest quarterly return was (10.20%) (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund's Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1999. The table shows the Fund's Class C Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index, a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Index is unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	S&P 500
1 Year	18.26%	21.05%
Start of Performance[1]	24.39%	26.15%

1 The Fund's Class C Shares start of performance date was November 10, 1997.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED MAX-CAP FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class C Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.30%
Distribution (12b-1) Fee	0.75%
Shareholder Services Fee	0.25%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	1.34%

1 Although not contractually obligated to do so, the manager waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2000.

Total Waiver of Fund Expenses	0.00%
Total Actual Annual Fund Operating Expenses (after waiver)	1.34%
2 The manager voluntarily waived a portion of the management fee. The manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver, which amounted to less than 0.01%) was 0.30% for the fiscal year ended October 31, 2000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class C Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Expenses assuming redemption	$236	$425	$734	$1,613
Expenses assuming no redemption	$136	$425	$734	$1,613

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What are the Fund's Investment Strategies?

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The Fund pursues its investment objective by investing in the stocks of the Index in the same weights as the Index. This is called a "full replication" strategy. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. As of September 30, 1999, the capitalization range of the issuers comprising the Index was $397 million to $571,382 million. As of the same date, the weighted median market capitalization of the Fund was $81,563 million.

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The Fund purchases Index futures contracts in order to more closely track the performance of the Index, while maintaining cash equivalent positions as necessary for the Fund's operations.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

STOCK INDEX FUTURES

Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

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The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

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SECTOR RISKS

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Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

What do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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		Maximum Sales Charge
Shares Offered	Minimum Initial/Subsequent Investment Amounts[1]	Front-End Sales Charge	Contingent Deferred Sales Charge[2]
Class C	$1,500/$100	None	1.00%

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1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

2 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class C Shares
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 120 days of redeeming Shares of an equal or lesser amount;
  that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled as defined by the IRS;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution; or
  upon the death of the last surviving shareholder of the account.

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If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

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  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares, and Class C Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class C Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

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In order to maximize the Fund's ability to track the Index, investors are urged to transmit purchase requests prior to 2:00 p.m. (Eastern time).

DIRECTLY FROM THE FUND

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  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

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BY AUTOMATED CLEARING HOUSE (ACH)

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Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem or exchange Shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Northern Trust Quantitative Advisors, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager develops, maintains and runs the computer program designed to determine which securities are purchased and sold to replicate the composition of the Index. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 50 South LaSalle Street, Chicago, IL 60675. The Sub-Manager is a subsidiary of Northern Trust Company and is an investment manager primarily to corporate defined benefit and defined contribution plans as well as public pension funds, insurance companies and tax-exempt foundations and endowments. These plans had as of September 30, 2000, placed approximately $72.6 billion in assets with the Sub-Manager. Since 1973, the Sub-Manager has developed and managed a family of equity and bond index funds in which some 681 nationwide non-financial institution clients invest. In total, the Sub-Manager manages 77 commingled/common trust funds. The Northern Trust Company is a subsidiary of Northern Trust Corporation, a bank holding company with subsidiaries located across the United States and in several other countries. As of September 30, 2000, total assets of Northern Trust Corporation were $34.8 billion and subsidiaries of Northern Trust Corporation held trust assets under administration of $1.7 trillion.

The Manager and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

MANAGEMENT FEES

The Manager receives an annual investment management fee of 0.30% of the Fund's average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.


This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on Page 39.

Year Ended October 31	2000		1999	1998 [1]
Net Asset Value, Beginning of Period	$27.96		$22.82	$19.81
Income From Investment Operations:
Net investment income (loss)	(0.00	) [2]	0.07	0.12
Net realized and unrealized gain on investment and futures contracts	1.21		5.35	3.66

TOTAL FROM INVESTMENT OPERATIONS	1.21		5.42	3.78

Less Distributions:
Distributions from net investment income	(0.01)		(0.06)	(0.15)
Distributions from net realized gain on investments and futures contracts	(0.25)		(0.22)	(0.62)

TOTAL DISTRIBUTIONS	(0.26)		(0.28)	(0.77)

Net Asset Value, End of Period	$28.91		$27.96	$22.82

Total Return[3]	4.35%		23.94%	19.57%

Ratios to Average Net Assets:
Expenses	1.34%		1.32%	1.32%[4]
Net investment income (loss)	(0.03)%		0.18%	0.35%[4]
Expense waiver/reimbursement[6]	0.00%[5]		0.03%	0.02%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$142,999		$96,251	$15,784
Portfolio turnover	11%		3%	3%

1 Reflects operations for the period from November 10, 1997 (date of initial public investment) to October 31, 1998.

2 Amount represents less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 Amount represents less than 0.01%.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

OCTOBER 31, 2000
Shares			Value
		COMMON STOCKS--96.4%[1]
		Basic Materials--1.9%
54,000		Air Products & Chemicals, Inc.	$2,014,875
78,600		Alcan Aluminum, Ltd.	2,480,812
203,888		Alcoa, Inc.	5,849,037
19,096		Allegheny Technologies Inc.	386,694
148,878		Archer-Daniels-Midland Co.	1,637,658
93,200		Barrick Gold Corp.	1,246,550
12,500		Bemis Co., Inc.	323,437
31,100	[2]	Bethlehem Steel Corp.	89,412
13,500		Boise Cascade Corp.	387,281
159,700		Dow Chemical Co.	4,890,812
245,482		Du Pont (E.I.) de Nemours & Co.	11,138,746
18,025		Eastman Chemical Co.	772,822
30,180		Ecolab, Inc.	1,182,679
30,062		Engelhard Corp.	627,544
7,200	[2]	FMC Corp.	547,200
36,000		Freeport-McMoRan Copper & Gold, Inc., Class B	285,750
40,100		Georgia-Pacific Corp.	1,077,687
15,800	[2]	Grace (W.R.) & Co.	60,237
12,300		Great Lakes Chemical Corp.	410,512
25,300		Hercules, Inc.	463,306
61,900		Homestake Mining Co.	255,338
42,800		Inco Ltd.	660,725
23,500		International Flavors & Fragrances, Inc.	393,625
113,849		International Paper Co.	4,169,720
24,500		Louisiana-Pacific Corp.	208,250
24,100		Mead Corp.	697,394
39,557		Newmont Mining Corp.	536,492
19,100		Nucor Corp.	662,531
40,900		PPG Industries, Inc.	1,825,163
39,900	[2]	Pactiv Corp.	418,950
18,507		Phelps Dodge Corp.	865,202
77,100		Placer Dome, Inc.	626,438
6,700		Potlatch Corp.	224,450
37,200		Praxair, Inc.	1,385,700
50,973		Rohm & Haas Co.	1,532,376
19,000		Sigma-Aldrich Corp.	679,250
12,000		Temple-Inland, Inc.	537,000
20,920		USX-U.S. Steel Group, Inc.	333,413
31,800		Union Carbide Corp.	1,367,400
23,800		Vulcan Materials Co.	999,600
23,650		Westvaco Corp.	674,025
51,800		Weyerhaeuser Co.	2,431,363
25,700		Willamette Industries, Inc.	933,231
20,150		Worthington Industries, Inc.	192,684

		TOTAL	58,483,371

		Capital Goods--9.0%
46,300	[2]	Allied Waste Industries, Inc.	428,275
45,800	[2]	American Power Conversion Corp.	592,537
26,300		Avery Dennison Corp.	1,328,150
6,900		Ball Corp.	242,362
211,208		Boeing Co.	14,322,542
5,100		Briggs & Stratton Corp.	182,006
81,400		Caterpillar, Inc.	2,854,087
21,900		Cooper Industries, Inc.	837,675
207,600		Corning, Inc.	15,881,400
14,275		Crane Co.	373,826
29,700		Crown Cork & Seal Co., Inc.	271,012
9,800		Cummins Engine Co., Inc.	333,200
33,400		Danaher Corp.	2,108,375
55,200		Deere & Co.	2,032,050
47,800		Dover Corp.	2,028,512
17,200		Eaton Corp.	1,170,675
100,600		Emerson Electric Co.	7,387,812
17,800		Fluor Corp.	623,000
46,740		General Dynamics Corp.	3,344,831
2,331,700		General Electric Co.	127,806,306
23,900		Goodrich (B.F.) Co.	978,406
188,587		Honeywell International, Inc.	10,148,338
20,700		ITT Industries, Inc.	674,044
71,100		Illinois Tool Works, Inc.	3,950,494
37,900		Ingersoll-Rand Co.	1,430,725
20,200		Johnson Controls, Inc.	1,204,425
100,476		Lockheed Martin Corp.	3,602,065
14,200		McDermott International, Inc.	137,563
10,900		Millipore Corp.	572,250
93,100		Minnesota Mining & Manufacturing Co.	8,995,788
46,225		Molex, Inc.	2,496,150
9,600		National Service Industries, Inc.	196,200
13,970	[2]	Navistar International Corp.	461,883
16,900		Northrop Grumman, Corp.	1,419,600
34,400	[2]	Owens-Illinois, Inc.	204,250
17,980		PACCAR, Inc.	756,284
29,033		Pall Corp.	626,024
26,400		Parker-Hannifin Corp.	1,092,300
60,100		Pitney Bowes, Inc.	1,784,219
17,300	[2]	Power-One, Inc.	1,227,219
43,600		Rockwell International Corp.	1,714,025
35,600	[2]	Sanmina Corp.	4,069,525
19,700	[2]	Sealed Air Corp.	948,063
141,600	[2]	Solectron Corp.	6,230,400
33,800		Textron, Inc.	1,704,788
40,800	[2]	Thermo Electron Corp.	1,183,200
13,600		Thomas & Betts Corp.	205,700
14,300		Timken Co.	201,094
396,694		Tyco International Ltd.	22,487,591
110,200		United Technologies Corp.	7,693,338
146,328		Waste Management, Inc.	2,926,560

		TOTAL	275,471,144

		Communication Services--6.2%
884,282		AT&T Corp.	20,504,289
74,300		Alltel Corp.	4,787,706
65,511	[2]	Avaya, Inc.	880,299
441,200		BellSouth Corp.	21,315,475
33,100		CenturyTel, Inc.	1,274,350
207,320	[2]	Global Crossing Ltd.	4,897,935
179,200	[2]	NEXTEL Communications, Inc., Class A	6,888,000
391,005	[2]	Qwest Communications International, Inc.	19,012,618
797,926		SBC Communications, Inc.	46,030,356
208,300		Sprint Corp.	5,311,650
218,500	[2]	Sprint PCS Group	8,330,313
639,888		Verizon Communications	36,993,525
676,345	[2]	WorldCom, Inc.	16,063,194

		TOTAL	192,289,710

		Consumer Cyclicals--6.5%
15,200		American Greetings Corp., Class A	276,450
9,500		Armstrong World Industries, Inc.	27,312
30,000	[2]	AutoZone, Inc.	804,375
66,500	[2]	Bed Bath & Beyond, Inc.	1,716,531
48,700	[2]	Best Buy Co., Inc.	2,444,131
19,600		Black & Decker Corp.	737,450
21,500		Block (H&R), Inc.	767,281
20,500		Brunswick Corp.	398,469
138,730		Carnival Corp., Class A	3,442,238
170,907	[2]	Cendant Corp.	2,050,884
13,900		Centex Corp.	514,300
48,300		Circuit City Stores, Inc.	639,975
26,200	[2]	Consolidated Stores Corp.	311,125
36,200	[2]	Convergys Corp.	1,576,962
17,100		Cooper Tire & Rubber Co.	187,031
105,200		Costco Wholesale Corp.	3,852,950
35,145		Dana Corp.	779,780
131,805		Delphi Auto Systems Corp.	2,067,691
22,000		Dillards, Inc., Class A	231,000
77,402		Dollar General Corp.	1,199,731
20,600		Dow Jones & Co.	1,212,825
49,000	[2]	Federated Department Stores, Inc.	1,595,562
445,600		Ford Motor Co.	11,641,300
62,100		Gannett Co., Inc.	3,601,800
200,075		Gap (The), Inc.	5,164,436
126,300		General Motors Corp.	7,846,387
41,150		Genuine Parts Co.	877,009
36,800		Goodyear Tire & Rubber Co.	680,800
17,200		Harcourt General, Inc.	964,060
71,200		Harley Davidson, Inc.	3,430,950
27,450	[2]	Harrah's Entertainment, Inc.	785,756
40,600		Hasbro, Inc.	436,450
86,800		Hilton Hotels Corp.	824,600
545,150		Home Depot, Inc.	23,441,450
70,000		IMS Health, Inc.	1,653,750
72,500		Interpublic Group Cos., Inc.	3,112,969
113,000	[2]	K Mart Corp.	670,938
11,300		Kaufman & Broad Homes Corp.	336,175
17,800		Knight-Ridder, Inc.	894,450
77,600	[2]	Kohl's Corp.	4,204,950
46,300		Leggett and Platt, Inc.	758,163
101,580		Limited, Inc.	2,564,895
12,500		Liz Claiborne, Inc.	531,250
90,100		Lowe's Cos., Inc.	4,116,444
56,500		Marriott International, Inc., Class A	2,288,250
107,600		Masco Corp.	2,010,775
100,325		Mattel, Inc.	1,297,955
70,000		May Department Stores Co.	1,837,500
18,300		Maytag Corp.	523,838
45,800		McGraw-Hill Cos., Inc.	2,939,788
11,900		Meredith Corp.	377,825
38,200		Moody's Corp.	1,005,138
39,300		New York Times Co., Class A	1,444,275
63,500		Nike, Inc., Class B	2,536,031
30,700		Nordstrom, Inc.	504,631
72,000	[2]	Office Depot, Inc.	598,500
41,800		Omnicom Group, Inc.	3,856,050
61,600		Penney (J.C.) Co., Inc.	719,950
9,500		Pulte Corp.	316,469
43,760		RadioShack Corp.	2,609,190
13,400	[2]	Reebok International Ltd.	288,938
7,700		Russell Corp.	123,200
80,700		Sears, Roebuck & Co.	2,399,211
38,300		Sherwin-Williams Co.	830,631
13,800		Snap-On Tools Corp.	352,763
4,200		Springs Industries, Inc., Class A	98,963
20,300		Stanley Works	540,488
106,900	[2]	Staples, Inc.	1,523,325
68,900		TJX Cos., Inc.	1,877,525
29,200		TRW, Inc.	1,226,400
214,200		Target Corp.	5,917,275
34,200		Tiffany & Co.	1,459,913
48,000	[2]	Toys `R' Us, Inc.	825,000
72,600		Tribune Co.	2,690,738
27,000		V.F. Corp.	737,438
30,814		Visteon Corp.	545,023
1,051,400		Wal-Mart Stores, Inc.	47,707,275
16,800		Whirlpool Corp.	730,800

		TOTAL	200,114,106

		Consumer Staples--10.4%
13,100		Alberto-Culver Co., Class B	439,669
99,661		Albertsons, Inc.	2,360,720
213,300		Anheuser-Busch Cos., Inc.	9,758,475
55,900		Avon Products, Inc.	2,711,150
16,100		Brown-Forman Corp., Class B	980,087
92,000		CVS Corp.	4,870,250
99,100		Campbell Soup Co.	2,898,675
65,450		Cardinal Health, Inc.	6,201,387
137,900	[2]	Clear Channel Communications, Inc.	8,282,619
55,300		Clorox Co.	2,467,762
583,100		Coca-Cola Co.	35,204,662
98,500		Coca-Cola Enterprises, Inc.	1,809,937
135,200		Colgate-Palmolive Co.	7,944,352
213,000	[2]	Comcast Corp., Class A	8,679,750
125,500		ConAgra, Inc.	2,682,562
8,700		Coors Adolph Co., Class B	554,081
28,800		Darden Restaurants, Inc.	648,000
17,000		Deluxe Corp.	383,562
490,700		Disney (Walt) Co.	17,573,194
28,700		Donnelley (R.R.) & Sons Co.	617,050
48,200		Fort James Corp.	1,587,587
36,900		Fortune Brands, Inc.	1,086,244
67,200		General Mills, Inc.	2,805,600
247,800		Gillette Co.	8,642,025
81,800		Heinz (H.J.) Co.	3,430,488
32,200		Hershey Foods Corp.	1,748,863
95,500		Kellogg Co.	2,423,313
126,648		Kimberly-Clark Corp.	8,358,768
194,400	[2]	Kroger Co., Inc.	4,386,150
8,900		Longs Drug Stores Corp.	194,688
310,900		McDonald's Corp.	9,637,900
66,926		McKesson HBOC, Inc.	1,878,111
76,800		Nabisco Group Holdings Corp.	2,217,600
62,744		Newell Rubbermaid, Inc.	1,203,901
339,700		PepsiCo, Inc.	16,454,219
530,200		Philip Morris Cos., Inc.	19,418,575
307,900		Procter & Gamble Co.	21,995,606
31,200		Quaker Oats Co.	2,544,750
72,300		Ralston Purina Co.	1,753,275
117,000	[2]	Safeway, Inc.	6,398,438
204,700		Sara Lee Corp.	4,413,844
102,800		Seagram Co. Ltd.	5,872,450
44,000	[2]	Starbucks Corp.	1,966,250
31,200		SUPERVALU, Inc.	479,700
78,400		Sysco Corp.	4,091,500
311,580		Time Warner, Inc.	23,652,038
34,330	[2]	Tricon Global Restaurants, Inc.	1,029,900
13,600		Tupperware Corp.	232,900
38,200		UST, Inc.	964,550
134,553		Unilever N.V., ADR	6,836,974
356,993	[2]	Viacom, Inc., Class B	20,303,977
237,800		Walgreen Co.	10,849,625
26,700		Wendy's International, Inc.	580,725
33,200		Winn-Dixie Stores, Inc.	639,100
26,800		Wrigley (Wm.), Jr. Co.	2,122,225

		TOTAL	319,269,803

		Energy--5.8%
107,500	[2]	AES Corp.	6,073,750
21,200		Amerada-Hess Corp.	1,314,400
57,234		Anadarko Petroleum Corp.	3,665,838
28,800		Apache Corp.	1,593,000
16,500		Ashland, Inc.	540,375
77,890		Baker Hughes, Inc.	2,677,469
50,765		Burlington Resources, Inc.	1,827,540
153,600		Chevron Corp.	12,614,400
146,579		Conoco, Inc., Class B	3,985,116
30,000		Devon Energy Corp.	1,512,000
820,179		Exxon Mobil Corp.	73,149,714
104,900		Halliburton Co.	3,887,856
22,176		Kerr-McGee Corp.	1,448,370
34,400	[2]	Nabors Industries, Inc.	1,750,960
86,800		Occidental Petroleum Corp.	1,725,150
60,000		Phillips Petroleum Co.	3,705,000
22,200	[2]	Rowan Companies, Inc.	559,163
504,800		Royal Dutch Petroleum Co., ADR	29,972,500
134,200		Schlumberger Ltd.	10,215,975
20,537		Sunoco, Inc.	614,826
129,800		Texaco, Inc.	7,666,313
34,000		Tosco Corp.	973,250
49,577		Transocean Sedco Forex, Inc.	2,627,581
73,500		USX--Marathon Group	1,998,281
57,200		Unocal Corp.	1,951,950

		TOTAL	178,050,777

		Financials--15.0%
62,400		AFLAC, Inc.	4,559,100
60,075		AON Corp.	2,489,358
172,810		Allstate Corp.	6,955,602
313,500		American Express Co.	18,810,000
59,430		American General Corp.	4,784,115
544,724		American International Group, Inc.	53,382,952
88,700		Amsouth Bancorporation	1,236,256
171,432		Associates First Capital Corp., Class A	6,364,413
94,100		BB&T Corp.	2,999,437
272,085		Bank One Corporation	9,931,102
386,692		Bank of America Corp.	18,585,384
173,800		Bank of New York Co., Inc.	10,004,362
25,356		Bear Stearns Cos., Inc.	1,537,207
37,100		CIGNA Corp.	4,524,345
61,800		CIT Group, Inc., Class A	1,077,637
46,200		Capital One Financial Corp.	2,916,375
49,475		Charter One Financial, Inc.	1,134,833
308,110		Chase Manhattan Corp.	14,019,005
41,100		Chubb Corp.	3,470,381
37,900		Cincinnati Financial Corp.	1,392,825
1,059,100		Citigroup, Inc.	55,735,137
36,850		Comerica, Inc.	2,222,516
76,561		Conseco, Inc.	531,142
26,900		Countrywide Credit Industries, Inc.	1,007,069
237,200		Federal National Mortgage Association	18,264,400
163,600		Federal Home Loan Mortgage Corp.	9,816,000
109,500		Fifth Third Bancorp	5,625,562
231,898		First Union Corp.	7,029,408
225,567		Firstar Corp.	4,440,850
212,491		Fleet Boston Financial Corp.	8,074,658
57,300		Franklin Resources, Inc.	2,454,732
37,200		Golden West Financial Corp.	2,085,525
52,800		Hartford Financial Services Group, Inc.	3,930,300
111,159		Household International, Inc.	5,592,687
59,136		Huntington Bancshares, Inc.	850,080
37,400		J.P. Morgan & Co., Inc.	6,189,700
24,237		Jefferson-Pilot Corp.	1,666,294
101,300		KeyCorp	2,500,844
57,200		Lehman Brothers Holdings, Inc.	3,689,400
44,900		Lincoln National Corp.	2,172,038
23,200		Loews Corp.	2,109,750
23,100		MBIA Inc.	1,679,081
200,527		MBNA Corp.	7,532,295
25,000		MGIC Investment Corp.	1,703,125
63,900		Marsh & McLennan Cos., Inc.	8,354,925
114,900		Mellon Financial Corp.	5,543,925
189,100		Merrill Lynch & Co., Inc.	13,237,000
264,914		Morgan Stanley, Dean Witter & Co.	21,275,906
143,000		National City Corp.	3,056,625
32,245		Old Kent Financial Corp.	892,783
68,000		PNC Financial Services Group	4,547,500
34,800		PaineWebber Group, Inc.	2,479,500
17,200		Progressive Corp., Ohio	1,689,900
33,600		Providian Financial Corp.	3,494,400
51,500		Regions Financial Corp.	1,213,469
30,000		SAFECO Corp.	725,625
325,025		Schwab (Charles) Corp.	11,416,503
39,600		SouthTrust Corp.	1,282,050
52,552		St. Paul Cos., Inc.	2,693,290
38,000		State Street Corp.	4,740,120
52,900		Stilwell Financial, Inc.	2,370,581
40,900		Summit Bancorp	1,533,750
70,200		SunTrust Banks, Inc.	3,426,638
66,850		Synovus Financial Corp.	1,441,453
28,600		T. Rowe Price Associates	1,338,838
30,000		Torchmark Corp.	999,375
175,565		U.S. Bancorp, Inc.	4,246,478
56,614		UnumProvident Corp.	1,599,346
36,500		USA Education, Inc.	2,039,438
31,700		Union Planters Corp.	1,071,856
47,900		Wachovia Corp.	2,586,600
126,876		Washington Mutual, Inc.	5,582,544
387,560		Wells Fargo Co.	17,948,873

		TOTAL	459,906,573

		Health Care--11.5%
364,900		Abbott Laboratories	19,271,281
33,255		Aetna, Inc.	1,922,555
30,900		Allergan, Inc.	2,597,531
27,200	[2]	Alza Corp.	2,201,500
306,900		American Home Products Corp.	19,488,150
242,100	[2]	Amgen, Inc.	14,026,669
12,000		Bard (C.R.), Inc.	502,500
12,500		Bausch & Lomb, Inc.	482,031
68,800		Baxter International, Inc.	5,654,500
59,600		Becton, Dickinson & Co.	1,996,600
34,800	[2]	Biogen, Inc.	2,094,525
41,800		Biomet, Inc.	1,512,637
95,700	[2]	Boston Scientific Corp.	1,525,219
462,700		Bristol-Myers Squibb Co.	28,195,781
72,200		Guidant Corp.	3,822,087
131,407		HCA - The Healthcare Co.	5,248,067
90,800	[2]	HEALTHSOUTH, Corp.	1,089,600
39,100	[2]	Humana, Inc.	474,088
327,300		Johnson & Johnson	30,152,513
39,100	[2]	King Pharmaceuticals, Inc.	1,752,169
265,900		Lilly (Eli) & Co.	23,764,813
24,050	[2]	Manor Care, Inc.	401,334
49,400	[2]	MedImmune, Inc.	3,229,525
282,000		Medtronic, Inc.	15,316,125
541,600		Merck & Co., Inc.	48,710,150
49,000		PE Corp.-PE Biosystems Group	5,733,000
1,486,325		Pfizer, Inc.	64,190,661
305,526		Pharmacia Corp.	16,803,930
27,200	[2]	Quintiles Transnational Corp.	379,100
344,900		Schering Plough Corp.	17,827,019
19,841	[2]	St. Jude Medical, Inc.	1,091,255
74,100	[2]	Tenet Healthcare Corp.	2,913,056
37,800		UnitedHealth Group, Inc.	4,134,375
24,100	[2]	Watson Pharmaceuticals, Inc.	1,507,756
14,800	[2]	Wellpoint Health Networks, Inc.	1,730,675

		TOTAL	351,742,777

		Technology--26.5%
181,700	[2]	ADC Telecommunications, Inc.	3,883,837
23,300	[2]	Adaptec, Inc.	368,431
56,400		Adobe System, Inc.	4,289,925
73,300	[2]	Advanced Micro Devices, Inc.	1,658,412
106,601	[2]	Agilent Technologies, Inc.	4,936,959
93,900	[2]	Altera Corp.	3,844,031
543,500	[2]	America Online, Inc.	27,408,705
83,600	[2]	Analog Devices, Inc.	5,434,000
19,062	[2]	Andrew Corp.	501,569
76,500	[2]	Apple Computer, Inc.	1,496,531
191,000	[2]	Applied Materials, Inc.	10,146,875
13,600		Autodesk, Inc.	300,050
147,700		Automatic Data Processing, Inc.	9,646,656
58,100	[2]	BMC Software, Inc.	1,180,156
52,300	[2]	Broadcom Corp., Class A	11,630,212
43,400	[2]	Cabletron Systems, Inc.	1,177,225
34,200	[2]	Ceridian Corp.	855,000
1,670,600	[2]	Cisco Systems, Inc.	90,003,575
43,700	[2]	Citrix Systems, Inc.	966,862
400,161		Compaq Computer Corp.	12,168,896
139,162		Computer Associates International, Inc.	4,435,789
39,600	[2]	Computer Sciences Corp.	2,494,800
85,900	[2]	Compuware Corp.	676,462
36,700	[2]	Comverse Technology, Inc.	4,101,225
53,600	[2]	Conexant Systems, Inc.	1,410,350
609,000	[2]	Dell Computer Corp.	17,965,500
513,274	[2]	EMC Corp.	45,713,466
72,500		Eastman Kodak Co.	3,253,437
109,800		Electronic Data Systems Corp.	5,153,737
33,200		Equifax, Inc.	1,145,400
95,400		First Data Corp.	4,781,925
75,900	[2]	Gateway, Inc.	3,917,199
22,100		Grainger (W.W.), Inc.	705,819
469,600		Hewlett-Packard Co.	21,807,050
1,580,600		Intel Corp.	71,127,000
414,500		International Business Machines Corp.	40,828,250
220,300	[2]	JDS Uniphase Corp.	17,940,681
43,800	[2]	KLA-Tencor Corp.	1,480,988
73,000	[2]	LSI Logic Corp.	2,399,875
30,000	[2]	Lexmark Intl. Group, Class A	1,230,000
73,200		Linear Technology Corp.	4,725,975
786,128		Lucent Technologies, Inc.	18,326,609
66,500	[2]	Maxim Integrated Products, Inc.	4,409,781
18,800	[2]	Mercury Interactive Corp.	2,086,800
132,900		Micron Technology, Inc.	4,618,275
1,238,800	[2]	Microsoft Corp.	85,322,350
513,335		Motorola, Inc.	12,801,292
22,600	[2]	NCR Corp.	974,625
41,800	[2]	National Semiconductor Corp.	1,086,800
73,500	[2]	Network Appliance, Inc.	8,746,500
703,240		Nortel Networks Corp.	31,997,420
76,500	[2]	Novell, Inc.	688,500
30,900	[2]	Novellus Systems, Inc.	1,264,969
1,325,348	[2]	Oracle Corp.	43,736,484
133,042	[2]	Palm, Inc.	7,126,062
64,100	[2]	Parametric Technology Corp.	789,231
87,625		Paychex, Inc.	4,967,242
65,800	[2]	Peoplesoft, Inc.	2,871,553
11,600		PerkinElmer, Inc.	1,386,200
10,600		Polaroid Corp.	106,663
175,400	[2]	Qualcomm, Inc.	11,420,184
80,000		Raytheon Co., Class B	2,735,000
30,399	[2]	Sabre Group Holdings, Inc.	1,016,467
27,900	[2]	Sapient Corp.	992,194
37,500		Scientific-Atlanta, Inc.	2,566,406
53,900	[2]	Seagate Technology, Inc.	3,766,263
98,100	[2]	Siebel Systems, Inc.	10,294,369
373,500	[2]	Sun Microsystems, Inc.	41,411,813
11,300		Tektronix, Inc.	805,125
96,500	[2]	Tellabs, Inc.	4,818,969
40,800	[2]	Teradyne, Inc.	1,275,000
406,900		Texas Instruments, Inc.	19,963,531
73,700	[2]	Unisys Corp.	939,675
94,600	[2]	Veritas Software Corp.	13,340,078
157,000		Xerox Corp.	1,324,688
77,400	[2]	Xilinx, Inc.	5,606,663
129,300	[2]	Yahoo, Inc.	7,580,213

		TOTAL	812,356,829

		Transportation--0.6%
35,300	[2]	AMR Corp.	1,156,075
95,133		Burlington Northern Santa Fe	2,526,970
51,500		CSX Corp.	1,303,594
28,800		Delta Air Lines, Inc.	1,360,800
67,080	[2]	FedEx Corp.	3,143,369
90,300		Norfolk Southern Corp.	1,275,488
14,000		Ryder Systems, Inc.	276,500
117,325		Southwest Airlines Co.	3,343,763
15,800	[2]	US Airways Group, Inc.	596,450
58,300		Union Pacific Corp.	2,732,813

		TOTAL	17,715,822

		Utilities--3.0%
32,300		Ameren Corp.	1,283,925
75,820		American Electric Power Co., Inc.	3,146,530
28,500		CMS Energy Corp.	769,500
37,600		C P & L Energy, Inc.	1,515,750
37,440		Cinergy Corp.	1,146,600
50,500		Coastal Corp.	3,809,594
18,750		Columbia Energy Group	1,348,828
49,900		Consolidated Edison Co.	1,755,856
35,250		Constellation Energy Group	1,469,484
33,600		DTE Energy Co.	1,213,800
56,009		Dominion Resources, Inc.	3,336,036
86,672		Duke Energy Corp.	7,491,711
72,900		Dynegy, Inc., Class A	3,376,181
6,400		Eastern Enterprises	412,000
76,700		Edison International	1,831,212
54,700		El Paso Energy Corp.	3,429,006
174,000		Enron Corp.	14,278,875
52,500		Entergy Corp.	2,011,406
76,125		Exelon Corp.	4,577,016
41,800		FPL Group, Inc.	2,758,800
53,800		FirstEnergy Corp.	1,392,075
23,200		Florida Progress Corp.	1,233,950
28,600		GPU, Inc.	945,587
31,600		KeySpan Corp.	1,111,925
10,800		NICOR, Inc.	381,375
37,800		Niagara Mohawk Holdings, Inc.	604,800
6,900		ONEOK, Inc.	273,413
90,800		P G & E Corp.	2,445,925
34,091		PPL Corp.	1,404,123
8,300		Peoples Energy Corp.	285,313
19,900		Pinnacle West Capital Corp.	864,406
50,500		Public Service Enterprises Group, Inc.	2,095,750
69,260		Reliant Energy, Inc.	2,861,304
48,057		Sempra Energy	994,179
152,700		Southern Co.	4,485,563
62,125		TXU Corp.	2,302,508
104,200		Williams Cos., Inc. (The)	4,356,863
79,885		Xcel Energy, Inc.	2,042,060
		TOTAL	91,043,229

		TOTAL COMMON STOCKS(INDENTIFIED COST $1,630,410,047)	2,956,444,141

Principal Amount or Shares			Value
		SHORT-TERM U.S. GOVERNMENT OBLIGATION--0.1%[3]
$3,000,000		U.S. Treasury Bill, 1/18/2001 (IDENTIFIED COST $2,961,455)	$2,961,455

		MUTUAL FUND--3.4%
103,539,246		Prime Value Obligations Fund, Class IS (at net asset value)	103,539,246

		TOTAL INVESTMENTS (IDENTIFIED COST $1,736,910,748)[4]	$3,062,944,842

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The total market value of open index futures contracts is $109,815,250 at October 31, 2000, which represents 3.6% of net assets. Taking into consideration these open Index futures contracts, the Fund's effective total exposure to the Index is 100%.

2 Non-income producing security.

3 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4 The cost of investments for federal tax purposes amounts to $1,742,292,318. The net unrealized appreciation of investments on a federal tax basis amounts to $1,320,652,524 which is comprised of $1,430,405,980 appreciation and $109,753,456 depreciation at October 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($3,064,585,520) at October 31, 2000.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2000

Assets:
Total investments in securities, at value (identified cost $1,736,910,748 and tax cost $1,742,292,318)		$3,062,944,842
Income receivable		2,063,193
Receivable for shares sold		3,697,988
Receivable for daily variation margin		1,978,213

TOTAL ASSETS		3,070,684,236

Liabilities:
Payable for shares redeemed	$5,390,109
Payable to Bank	2,479
Accrued expenses	706,128

TOTAL LIABILITIES		6,098,716

Net Assets for 105,497,273 shares outstanding		$3,064,585,520

Net Assets Consist of:
Paid in capital		$1,791,996,757
Net unrealized appreciation of investments and futures contracts		1,329,263,908
Accumulated net realized loss on investments and futures contracts		(60,321,337)
Accumulated undistributed net investment income		3,646,192

TOTAL NET ASSETS		$3,064,585,520

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net Asset Value and Offering Price Per Share ($2,021,341,170 ÷ 69,516,521 shares outstanding)		$29.08
Redemption Proceeds Per Share		$29.08
Institutional Service Shares:
Net Asset Value and Offering Price Per Share ($900,245,707 ÷ 31,033,558 shares outstanding)		$29.01
Redemption Proceeds Per Share		$29.01
Class C Shares:
Net Asset Value and Offering Price Per Share ($142,998,643 ÷ 4,947,194 shares outstanding)		$28.91
Redemption Proceeds Per Share (99/100 of $28.91)1		$28.62

1 See "What do Shares Cost?"

See Notes which are an integral part of the Financial Statements.

Statement of Operations

Year Ended October 31, 2000

Investment Income:
Dividends (net of foreign taxes withheld of $105,166)			$33,465,727
Interest			6,942,413

TOTAL INCOME			40,408,140

Expenses:
Management fee		$9,201,425
Custodian fees		181,025
Transfer and dividend disbursing agent fees and expenses		543,734
Directors'/Trustees' fees		24,376
Auditing fees		12,164
Legal fees		7,661
Portfolio accounting fees		260,885
Distribution services fee--Institutional Service Shares		2,532,946
Distribution services fee--Class C Shares		928,425
Shareholder services fee--Institutional Shares		5,247,591
Shareholder services fee--Institutional Service Shares		2,110,788
Shareholder services fee--Class C Shares		309,475
Share registration costs		199,326
Printing and postage		122,502
Insurance premiums		4,972
Miscellaneous		23,697

TOTAL EXPENSES		21,710,992

Waivers and Reimbursement:
Waiver of management fee	$(18,530)
Waiver of distribution services fee--Institutional Service Shares	(1,857,494)
Waiver of shareholder services fee--Institutional Shares	(5,247,591)
Waiver of shareholder services fee--Institutional Service Shares	(253,295)
Reimbursement of management fee	(2,239)

TOTAL WAIVERS AND REIMBURSEMENT		(7,379,149)

Net Expenses			14,331,843
Net investment income			26,076,297
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments and futures contracts			(55,332,209)
Net change in unrealized appreciation of investments and futures contracts			165,251,784
Net realized and unrealized gain on investments and futures contracts			109,919,575

Change in net assets resulting from operations			$135,995,872

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$26,076,297	$27,142,924
Net realized gain (loss) on investments and futures contracts ($(50,697,204) and $26,799,393, respectively, as computed for federal tax purposes)	(55,332,209)	27,327,240
Net change in unrealized appreciation of investments and futures contracts	165,251,784	454,485,986

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	135,995,872	508,956,150

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(19,943,739)	(19,497,540)
Institutional Service Shares	(5,533,273)	(5,207,706)
Class C Shares	(44,237)	(111,070)
Distributions from net realized gains on investments and futures contracts
Institutional Shares	(18,029,897)	(13,803,989)
Institutional Service Shares	(6,740,115)	(4,665,973)
Class C Shares	(866,468)	(161,153)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(51,157,729)	(43,447,431)

Share Transactions:
Proceeds from sale of shares	1,722,461,932	1,456,300,443
Net asset value of shares issued to shareholders in payment of distributions declared	34,105,757	28,068,153
Cost of shares redeemed	(1,603,637,792)	(1,061,778,792)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	152,929,897	422,589,804

Change in net assets	237,768,040	888,098,523
Net Assets:
Beginning of period	2,826,817,480	1,938,718,957

End of period (including accumulated undistributed net investment income of $3,646,192 and $3,356,013, respectively)	$3,064,585,520	$2,826,817,480

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2000

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Max-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Standard & Poor's 500 Composite Stock Price Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to book and tax differences. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Paid In Capital	Accumulated Net Realized Gain	Undistributed Net Investment Income
$264,850	$19	$(264,869)

Net investment income, realized gains (losses), and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $50,697,204, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended October 31, 2000, the Fund had realized losses on futures contracts of $12,695,194.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At October 31, 2000, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
December 2000	305 S&P 500 Index Futures	Long	$3,229,810

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended October 31	2000		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	35,580,041	$1,042,845,838	34,438,353	$914,112,968
Shares issued to shareholders in payment of distributions declared	755,615	22,185,859	755,144	18,919,768
Shares redeemed	(38,133,981)	(1,106,664,687)	(26,964,995)	(715,289,313)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,798,325)	$(41,632,990)	8,228,502	$217,743,423

Year Ended October 31	2000		1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	20,233,748	$592,537,593	16,555,183	$439,185,232
Shares issued to shareholders in payment of distributions declared	380,962	11,150,133	356,733	8,891,933
Shares redeemed	(15,512,216)	(452,996,959)	(11,882,321)	(316,985,650)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	5,102,494	$150,690,767	5,029,595	$131,091,515

Year Ended October 31	2000		1999
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,998,248	$87,078,501	3,834,755	$103,002,243
Shares issued to shareholders in payment of distributions declared	26,623	769,765	10,371	256,452
Shares redeemed	(1,519,663)	(43,976,146)	(1,094,794)	(29,503,829)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,505,208	$43,872,120	2,750,332	$73,754,866

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,809,377	$152,929,897	16,008,429	$422,589,804

MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment management fee equal to 0.30% of the Fund's average daily net assets. Under the terms of a sub-management agreement between the Manager and Northern Trust Quantitative Advisors, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager based on the average daily net assets of the Fund as follows: 0.05% on the first $100 million, 0.02% on the next $100 million, and 0.01% thereafter. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Manager. The Manager has agreed to reimburse certain management fees as a result of these transactions.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.30%
Class C Shares	0.75%

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended October 31, 2000, were as follows:

Purchases	$512,381,763
Sales	$313,786,832

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INDEX TRUST AND SHAREHOLDERS OF FEDERATED MAX-CAP FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments of the Federated Max-Cap Fund (one of the portfolios constituting the Federated Index Trust) as of October 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Max-Cap Fund of the Federated Index Trust at October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

December 15, 2000
Boston, Massachusetts

A Statement of Additional Information (SAI) dated December 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they becomes available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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FEDERATED World-Class Investment Manager ®

Federated Max-Cap Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

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Investment Company Act File No. 811-6061
Cusip 31420E502

G00717-01 (12/00)

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Federated is a registered mark of Federated Investors, Inc.
2000© Federated Investors, Inc.

Federated

FEDERATED World-Class Investment Manager®

Federated Mid-Cap Fund

A Portfolio of Federated Index Trust

PROSPECTUS

December 31, 2000

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A mutual fund seeking to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks comprising the Standard & Poor's MidCap 400 Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

CONTENTS

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Risk/Return Summary	1
What are the Fund's Fees and Expenses?	3
What are the Fund's Investment Strategies?	4
What are the Principal Securities in Which the Fund Invests?	4
What are the Specific Risks of Investing in the Fund?	5
What do Shares Cost?	6
How is the Fund Sold?	6
How to Purchase Shares	7
How to Redeem Shares	8
Account and Share Information	10
Who Manages the Fund?	11
Financial Information	12
Report of Ernst & Young LLP, Independent Auditors	32

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests at least 80% of its assets in the medium capitalization common stocks comprising the Standard & Poor's MidCap 400 Index (Index).

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

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All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Liquidity Risks. Equity securities that are not widely held may trade less frequently than more widely held securities. This limits trading opportunity, making it more difficult to sell or buy the securities at a favorable price or time.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's total return for the nine-month period from January 1, 2000 to September 30, 2000 was 21.66%.

Within the period shown in the chart, the Fund's shares highest quarterly return was 27.73% (quarter ended December 31, 1998). Its lowest quarterly return was (14.63%) (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Standard & Poor's MidCap 400 Index (S&P 400), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Index is unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	S&P 400
1 Year	13.88%	14.74%
5 Years	21.88%	23.05%
Start of Performance[1]	17.16%	18.35%

1 The Fund's start of performance date was November 5, 1992.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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What are the Fund's Fees and Expenses?

FEDERATED MID-CAP FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[2]	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.79%

1 Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2000.

Total Waiver of Fund Expenses	0.22%
Total Actual Annual Fund Operating Expenses (after waiver)	0.57%
2 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The total shareholder services fee paid by the Fund (after the voluntary waiver) was 0.03% for the fiscal year ended October 31, 2000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 81
3 Years	$252
5 Years	$439
10 Years	$978

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What are the Fund's Investment Strategies?

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The Fund pursues its investment objective by investing in the stocks of the Index in the same weights as the Index. This is called a "full replication" strategy. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. As of September 30, 2000, the capitalization range of the issuers comprising the Index was $397 million to $571,382 million. As of the same date, the weighted median market capitalization of the Fund was $81,563 million.

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The Fund purchases Index futures contracts in order to more closely track the performance of the Index, while maintaining cash equivalent positions as necessary for the Fund's operations.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

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STOCK INDEX FUTURES

Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

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What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

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The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

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RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

Over-the-counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

SECTOR RISKS

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Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

In order to maximize the Fund's ability to track the Index, investors are urged to transmit purchase requests prior to 2:00 p.m. (Eastern time).

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by simply calling the Fund at 1-800-341-7400. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem Shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Boston, MA 02370-3317317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member.A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

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The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Northern Trust Quantitative Advisors, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager develops, maintains and runs the computer program designed to determine which securities are purchased and sold to replicate the composition of the Index. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 50 South LaSalle Street, Chicago, IL 60675. The Sub-Manager is a subsidiary of Northern Trust Corporation and is an investment manager primarily to corporate defined benefit and defined contribution plans as well as public pension funds, insurance companies and tax-exempt foundations and endowments. These plans had as of September 30, 2000, placed approximately $72.6 billion in assets with the Sub-Manager. Since 1973, the Sub-Manager has developed and managed a family of equity and bond index funds in which some 681 nationwide non-financial institution clients invest. In total, the Sub-Manager manages 77 commingled/common trust funds. The Northern Trust Company is a subsidiary of Northern Trust Corporation, a bank holding company with subsidiaries located across the United States and in several other countries. As of September 30, 2000, total assets of Northern Trust Corporation were $34.8 billion and subsidiaries of Northern Trust Corporation held trust assets under administration of $1.7 trillion.

The Manager, Sub-Manager and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

MANAGEMENT FEES

The Manager receives an annual investment management fee of 0.40% of the Fund's average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD).

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 33.

Year Ended October 31	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$17.63	$16.53	$17.17	$13.75	$12.78
Income From Investment Operations:
Net investment income	0.17	0.16	0.20	0.18	0.18
Net realized and unrealized gain on investments and futures contracts	4.71	2.92	0.74	4.00	1.73

TOTAL FROM INVESTMENT OPERATIONS	4.88	3.08	0.94	4.18	1.91

Less Distributions:
Distributions from net investment income	(0.16)	(0.15)	(0.20)	(0.17)	(0.20)
Distributions from net realized gain on investments and futures contracts	(2.22)	(1.83)	(1.38)	(0.59)	(0.74)

TOTAL DISTRIBUTIONS	(2.38)	(1.98)	(1.58)	(0.76)	(0.94)

Net Asset Value, End of Period	$20.13	$17.63	$16.53	$17.17	$13.75

Total Return[1]	30.40%	20.23%	5.73%	31.83%	15.80%

Ratios to Average Net Assets:
Expenses	0.57%	0.60%	0.61%	0.60%	0.60%
Net investment income	1.03%	0.98%	1.12%	1.19%	1.31%
Expense waiver/reimbursement[2]	0.22%	0.22%	0.28%	0.31%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$213,466	$110,100	$83,630	$73,874	$59,948
Portfolio turnover	38%	40%	25%	19%	17%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Portfolio of Investments

OCTOBER 31, 2000
Shares			Value
		COMMON STOCKS--95.3%[1]
		Basic Materials--3.5%
23,800		AK Steel Holding Corp.	$220,150
14,400	[2]	Airgas, Inc.	97,200
9,975		Albemarle Corp.	231,295
10,900		Bowater, Inc.	589,962
24,699		CK Witco Corp.	197,592
14,400		Cabot Corp.	316,800
5,142	[2]	Cabot Microelectronics Corp.	227,212
4,800		Carpenter Technology Corp.	148,800
8,800	[2]	Cytec Industries, Inc.	304,700
7,550		Ferro Corp.	154,775
3,100		Fuller (H.B.) Co.	104,819
17,400		Georgia-Pacific Corp.	492,637
9,200		Glatfelter (P.H.) Co.	96,025
24,900		IMC Global, Inc.	322,144
11,200		Longview Fibre Co.	152,600
11,500		Lubrizol Corp.	249,406
25,500		Lyondell Chemical Co.	366,563
10,200		Martin Marietta Materials	391,680
1,500	[2]	Maxxam, Inc.	28,500
4,400		Minerals Technologies, Inc.	137,775
9,800		Olin Corp.	173,950
22,850		RPM, Inc.	204,222
5,900		Rayonier, Inc.	207,606
6,425		Schulman (A.), Inc.	70,273
23,100		Solutia, Inc.	294,525
21,573		Sonoco Products Co.	416,629
7,800		Southdown, Inc.	552,825
9,800	[2]	UCAR International, Inc.	80,850
6,100		Universal Corp.	170,800
9,300		Valspar Corp.	253,983
11,167		Wausau-Mosinee Paper Corp.	97,711

		TOTAL	7,354,009

		Capital Goods--7.6%
12,900		AGCO Corp.	146,737
7,000		AMETEK, Inc.	152,250
6,647		Albany International Corp., Class A	71,455
15,200	[2]	American Standard Cos.	697,300
6,600		Carlisle Cos., Inc.	274,725
15,493		Diebold, Inc.	402,818
9,800		Donaldson Company, Inc.	221,725
9,800		Federal Signal Corp.	229,075
8,100		Flowserve Corp.	163,012
5,950		Granite Construction, Inc.	135,734
13,100		HON Industries, Inc.	315,219
8,700		Harsco Corp.	175,631
13,600		Hillenbrand Industries, Inc.	629,000
13,180		Hubbell, Inc., Class B	315,496
41,300	[2]	Jabil Circuit, Inc.	2,356,681
5,700	[2]	Jacobs Engineering Group, Inc.	235,837
6,500		Kaydon Corp.	142,594
6,600		Kennametal, Inc.	193,875
5,100	[2]	Magnetek, Inc.	55,463
10,300	[2]	MasTec, Inc.	298,056
17,100		Miller Herman, Inc.	446,738
6,600		Newport News Shipbuilding, Inc.	324,638
7,000		Nordson Corp.	200,813
10,500		Pentair, Inc.	313,031
10,800		Precision Castparts Corp.	407,700
14,000	[2]	Quanta Services, Inc.	434,875
16,700		Reynolds & Reynolds Co., Class A	298,513
5,340		Ryerson Tull, Inc.	40,050
31,500	[2]	SCI Systems, Inc.	1,354,500
6,900		SPX Corp.	853,013
16,700		Sensormatic Electronics Corp.	300,600
2,300	[2]	Sequa Corp., Class A	84,813
27,500		Shaw Industries, Inc.	510,469
6,100		Stewart & Stevenson Services, Inc.	146,400
29,843		Symbol Technologies, Inc.	1,355,991
4,200		Tecumseh Products Co., Class A	167,475
8,300		Teleflex, Inc.	286,869
8,250		Trinity Industries, Inc.	198,516
30,002	[2]	Vishay Intertechnology, Inc.	900,060
8,800		Wallace Computer Services, Inc.	127,600
8,300		York International Corp.	225,656

		TOTAL	16,191,003

		Communication Services--3.3%
17,200		Alliant Energy Corp.	521,375
46,900		Broadwing, Inc.	1,324,925
7,563	[2]	Chris-Craft Industries, Inc.	555,880
23,600	[2]	Hispanic Broadcasting Corp.	737,500
13,400	[2]	Powerwave Technologies, Inc.	644,875
12,200	[2]	Price Communications Corp.	255,437
13,000		Telephone and Data System, Inc.	1,371,500
44,800	[2]	Univision Communications, Inc., Class A	1,713,600

		TOTAL	7,125,092

		Consumer Cyclicals--11.8%
12,600	[2]	ACNielsen Corp.	301,612
21,900	[2]	Abercrombie & Fitch Co., Class A	516,019
19,200	[2]	Acxiom Corp.	772,800
10,100	[2]	American Eagle Outfitters, Inc.	347,819
16,300	[2]	Apollo Group, Inc., Class A	637,737
15,400		ArvinMeritor, Inc.	257,950
15,900	[2]	BJ's Wholesale Club, Inc.	523,706
4,500		Bandag, Inc.	160,594
13,900	[2]	Barnes & Noble, Inc.	262,362
25,600		Belo (A.H.) Corp., Series A	491,200
10,400		Blyth Industries, Inc.	270,400
17,000	[2]	Borders Group, Inc.	235,875
5,700		Borg-Warner Automotive, Inc.	215,175
19,000	[2]	CDW Computer Centers, Inc.	1,224,313
16,400		Callaway Golf Co.	262,400
36,350		Cintas Corp.	1,685,731
11,150		Claire's Stores, Inc.	224,394
29,995		Clayton Homes, Inc.	275,579
15,100	[2]	DeVRY, Inc.	557,756
23,300	[2]	Dollar Tree Stores, Inc.	911,612
18,200	[2]	Dun & Bradstreet Corp.	393,575
37,200		Family Dollar Stores, Inc.	723,075
8,200		Fastenal Co.	470,987
15,300		Federal-Mogul Corp.	49,725
10,800	[2]	Furniture Brands International, Inc.	182,250
18,600	[2]	Gartner Group, Inc.	162,750
7,600	[2]	Gtech Holdings Corp.	131,575
14,700		Harte-Hanks	325,237
6,600		Houghton Mifflin Co.	242,962
15,700		International Game Technology	575,012
11,500		International Speedway Corp., Class A	369,437
25,803	[2]	Jones Apparel Group, Inc.	717,646
8,549		Lancaster Colony Corp.	201,970
6,600	[2]	Lands' End, Inc.	169,290
14,400	[2]	Lear Corp.	392,400
9,500		Lee Enterprises, Inc.	262,437
13,400		Lennar Corp.	430,475
17,000	[2]	Mandalay Resort Group	353,813
5,000		Media General, Inc., Class A	190,000
6,400		Modine Manufacturing Co.	168,800
11,500	[2]	Mohawk Industries, Inc.	250,844
1,200		NCH Corp.	46,800
5,600	[2]	NCO Group, Inc.	122,500
10,300		Neiman-Marcus Group, Inc., Class A	382,388
24,550	[2]	Officemax, Inc.	70,581
10,800		Ogden Corp.	148,500
65,200	[2]	Park Place Entertainment Corp.	831,300
4,823	[2]	Payless ShoeSource, Inc.	279,433
219	[2]	Per-Se Technologies, Inc.	965
293	[2]	Per-Se Technologies, Inc., Warrants	73
11,200		Pittston Brink's Group	177,800
22,900		Readers Digest Association, Inc., Class A	840,144
6,500		Rollins, Inc.	117,406
18,000		Ross Stores, Inc.	237,375
30,736	[2]	Saks, Inc.	313,123
3,700	[2]	Scholastic Corp.	296,000
17,100	[2]	Six Flags, Inc.	267,188
12,800		Sothebys Holdings, Inc., Class A	348,000
5,600		Superior Industries International, Inc.	190,750
8,100	[2]	Sylvan Learning Systems, Inc.	125,044
11,500	[2]	Tech Data Corp.	478,688
10,800		True North Communications, Inc.	407,025
9,700		USG Corp.	165,506
12,400		Unifi, Inc.	107,725
15,300	[2]	United Rentals, Inc.	328,950
20,400		Viad Corp.	436,050
11,400		Warnaco Group, Inc., Class A	29,925
2,100		Washington Post Co., Class B	1,121,663
6,900		Wellman, Inc.	103,500
10,800		WestPoint Stevens, Inc.	77,625
12,100	[2]	Williams-Sonoma, Inc.	251,831

		TOTAL	25,203,152

		Consumer Staples--5.5%
11,300	[2]	AmeriSource Health Corp., Class A	490,844
5,450		Banta Corp.	125,691
29,312		Bergen Brunswig Corp., Class A	265,640
7,700		Bob Evans Farms, Inc.	144,856
14,175	[2]	Brinker International, Inc.	556,369
12,350		CBRL Group, Inc.	220,756
9,800		Carter Wallace, Inc.	268,887
8,300		Church and Dwight, Inc.	163,925
7,700		Dean Foods Co.	246,400
20,600		Dial Corp.	230,462
12,100		Dole Food, Inc.	145,956
6,100		Dreyers Grand Ice Cream, Inc.	150,212
20,800	[2]	Energizer Holdings, Inc.	410,800
21,725		Flowers Industries, Inc.	334,022
30,500		Hormel Foods Corp.	512,781
22,900		IBP, Inc.	470,881
14,300		Interstate Bakeries Corp.	200,200
7,775		Kelly Services, Inc., Class A	172,508
8,200	[2]	Korn/Ferry International	287,000
6,300		Lance, Inc.	63,394
5,600		Lone Star Steakhouse & Saloon	47,250
16,500		Manpower, Inc.	574,406
14,900		McCormick & Co., Inc.	472,144
20,900	[2]	Modis Professional Services, Inc.	86,213
16,900	[2]	Outback Steakhouse, Inc.	481,650
15,400	[2]	PSS World Medical, Inc.	46,200
5,300	[2]	Papa Johns International, Inc.	133,163
15,900	[2]	Perrigo Co.	105,338
22,100		R.J. Reynolds Tobacco Holdings, Inc.	790,075
38,800	[2]	Robert Half International, Inc.	1,183,400
10,000		Ruddick Corp.	131,250
5,200		Smucker (J.M.) Co.	115,700
6,000	[2]	Suiza Foods Corp.	277,875
48,900		Tyson Foods, Inc., Class A	547,069
10,600		Universal Foods Corp.	209,350
11,800	[2]	Valassis Communications, Inc.	327,450
24,300	[2]	Westwood One, Inc.	460,181
29,600		Whitman Corp.	384,800

		TOTAL	11,835,098

		Energy--6.5%
18,000	[2]	BJ Services Co.	943,875
30,000	[2]	Calpine Corp.	2,368,125
11,500	[2]	Cooper Cameron Corp.	626,750
30,000		ENSCO International, Inc.	997,500
38,100	[2]	Global Marine, Inc.	1,009,650
23,566	[2]	Grant Prideco, Inc.	437,444
12,700	[2]	Hanover Compressor Co.	414,337
10,800		Helmerich & Payne, Inc.	339,525
9,800		Murphy Oil Corp.	567,788
12,100		Noble Affiliates, Inc.	443,919
29,000	[2]	Noble Drilling Corp.	1,205,313
36,218	[2]	Ocean Energy, Inc.	502,525
17,025		Pennzoil-Quaker State Co.	200,044
21,600		Pioneer Natural Resources Co.	282,150
10,900	[2]	Smith International, Inc.	768,450
12,100		Tidewater, Inc.	558,869
18,850		Ultramar Diamond Shamrock Corp.	494,813
13,400		Valero Energy Corp.	443,038
20,182	[2]	Varco International, Inc.	348,140
23,566		Weatherford International, Inc.	860,159

		TOTAL	13,812,414

		Financials--11.1%
11,500		Allmerica Financial Corp.	725,219
15,200		Ambac Financial Group, Inc.	1,213,150
12,700		American Financial Group, Inc.	272,256
14,905		Associated Banc Corp.	358,652
11,000		Astoria Financial Corp.	412,500
31,400		Banknorth Group, Inc.	569,125
10,400		City National Corp.	357,500
26,300		Compass Bancshares, Inc.	478,331
23,700		Dime Bancorp, Inc.	579,169
65,100	[2]	E*Trade Group, Inc.	948,019
17,887		Edwards(A.G.), Inc.	907,765
10,000		Everest Reinsurance Holdings, Inc.	586,250
28,200		First Tennessee National Corp.	648,600
10,000		First Virginia Banks, Inc.	413,750
19,200		Firstmerit Corp.	438,000
8,600		Greater Bay Bancorp	280,037
22,100		Greenpoint Financial Corp.	657,475
6,300		HSB Group, Inc.	249,244
34,500		Hibernia Corp., Class A	411,844
8,800		Horace Mann Educators Corp.	147,950
6,700		Investment Technology Group, Inc.	241,200
13,200		Legg Mason, Inc.	685,575
22,600		Marshall & Ilsley Corp.	1,024,063
15,250		Mercantile Bankshares Corp.	573,781
10,000		Mony Group, Inc.	411,250
44,150		National Commerce Bancorporation	938,188
37,750		North Fork Bancorporation, Inc.	762,078
13,100		Ohio Casualty Corp.	110,122
25,500		Old Republic International Corp.	663,000
9,600		PMI Group, Inc.	709,200
17,300		Pacific Century Financial Corp.	219,494
14,000		Protective Life Corp.	323,750
10,600		Provident Financial Group, Inc.	320,650
14,100		Roslyn Bancorp, Inc.	305,794
11,600		SEI Investments Co.	1,052,700
10,500	[2]	Silicon Valley Bancshares	485,625
49,100		Sovereign Bancorp, Inc.	408,144
17,400		TCF Financial Corp.	703,613
14,800		Unitrin, Inc.	459,725
17,800		Waddell & Reed Financial, Inc., Class A	567,375
11,500		Webster Financial Corp.	280,313
7,800		WestAmerica Bancorporation	280,312
7,000		Wilmington Trust Corp.	368,375
18,900		Zions Bancorporation	1,085,569

		TOTAL	23,634,732

		Health Care--13.9%
6,000	[2]	Acuson Corp.	136,875
11,400	[2]	Apria Healthcare Group, Inc.	228,000
6,400		Beckman Coulter, Inc.	448,400
39,724	[2]	Chiron Corp.	1,720,546
12,400	[2]	Covance, Inc.	106,950
11,200		Dentsply International, Inc.	388,500
12,700	[2]	Edwards Lifesciences Corp.	170,656
8,200	[2]	Express Scripts, Inc., Class A	550,937
10,500	[2]	First Health Group Corp.	409,500
19,000	[2]	Forest Labratories, Inc., Class A	2,517,500
26,640	[2]	Foundation Health Systems, Inc., Class A	537,795
18,800	[2]	Genzyme Corp.	1,334,800
10,100	[2]	Gilead Sciences, Inc.	868,600
52,725	[2]	Health Management Association, Class A	1,044,614
17,300		ICN Pharmaceuticals, Inc.	658,481
9,700	[2]	IDEC Pharmaceuticals Corp.	1,902,412
13,900	[2]	Incyte Genomics, Inc.	509,087
34,500		Ivax Corp.	1,500,750
11,600	[2]	Lincare Holdings, Inc.	487,925
43,100	[2]	Millennium Pharmaceuticals, Inc.	3,127,444
13,900	[2]	MiniMed, Inc.	1,013,831
27,100		Mylan Laboratories, Inc.	758,800
20,000		Omnicare, Inc.	350,000
18,200	[2]	Oxford Health Plans, Inc.	614,250
7,598	[2]	PacifiCare Health Systems, Inc.	79,304
9,200	[2]	Protein Design Labs, Inc.	1,242,719
9,900	[2]	Quest Diagnostics, Inc.	952,875
15,500	[2]	Quorum Health Group, Inc.	207,313
15,900	[2]	Sepracor, Inc.	1,083,188
14,700	[2]	Steris Corp.	220,500
42,400		Stryker Corp.	1,998,100
22,800	[2]	Sybron International Corp.	564,300
8,200	[2]	Trigon Healthcare, Inc.	587,838
13,100	[2]	VISX, Inc.	280,831
12,500	[2]	Vertex Pharmaceuticals, Inc.	1,163,867

		TOTAL	29,767,488

		Technology--22.9%
76,800	[2]	3Com Corp.	1,363,200
8,400	[2]	Adtran, Inc.	319,200
10,800	[2]	Affiliated Computer Services, Inc., Class A	601,425
8,200	[2]	ANTEC Corp.	99,937
21,250	[2]	Arrow Electronics, Inc.	680,000
100,100	[2]	Atmel Corp.	1,495,244
19,800		Avnet, Inc.	532,125
9,300	[2]	Avocent Corp.	659,719
11,400	[2]	CSG Systems International, Inc.	529,387
53,500	[2]	Cadence Design Systems, Inc.	1,374,281
13,700	[2]	Cambridge Technology Partners, Inc.	53,087
16,300	[2]	CheckFree Corp.	810,925
14,300	[2]	Cirrus Logic, Inc.	616,687
33,050		Comdisco, Inc.	406,928
11,100	[2]	CommScope, Inc.	280,969
46,200	[2]	Concord EFS, Inc.	1,908,637
11,400	[2]	Credence Systems Corp.	213,750
26,200	[2]	Cypress Semiconductor Corp.	980,863
5,800	[2]	DSP Group, Inc.	164,575
27,200	[2]	DST Systems, Inc.	1,676,200
28,200	[2]	Electronic Arts, Inc.	1,410,000
26,775	[2]	FIserv, Inc.	1,404,014
19,500		Galileo International, Inc.	385,125
15,000		Harris Corp.	475,312
7,700	[2]	Imation Corp.	152,556
8,200	[2]	InFocus Corp.	362,337
61,700	[2]	Informix Corp.	262,225
22,600	[2]	Integrated Device Technology, Inc.	1,272,662
13,300	[2]	International Rectifier Corp.	593,512
44,200	[2]	Intuit, Inc.	2,715,537
15,100	[2]	Keane, Inc.	196,300
7,200	[2]	L-3 Communications Holdings, Inc.	474,750
27,100	[2]	Lam Research Corp.	525,062
21,400	[2]	Lattice Semiconductor Corp.	624,612
18,900	[2]	Legato Systems, Inc.	168,328
9,800	[2]	Litton Industries, Inc.	508,987
11,400	[2]	Macromedia, Inc.	878,513
32,600	[2]	MarchFirst, Inc.	189,488
13,900	[2]	Mentor Graphics Corp.	325,781
18,300	[2]	Micrel, Inc.	828,075
25,825	[2]	Microchip Technology, Inc.	816,716
7,700	[2]	Mynd Corp.	98,175
15,200	[2]	NOVA Corp.	238,450
14,000	[2]	NVIDIA Corp.	869,969
29,950	[2]	Network Associates, Inc.	576,538
15,400	[2]	Polycom, Inc.	1,001,000
19,500	[2]	Qlogic Corp.	1,886,625
32,400	[2]	Quantum Corp. - DLT & Storage Systems	486,000
40,500	[2]	Rational Software Corp.	2,417,344
10,300	[2]	Retek, Inc.	406,206
9,200	[2]	Sawtek, Inc.	468,050
14,200	[2]	Semtech Corp.	457,950
22,060	[2]	Storage Technology Corp.	215,085
7,900	[2]	Structural Dynamics Research Corp.	81,469
28,700	[2]	SunGuard Data Systems, Inc.	1,467,288
19,300	[2]	Sybase, Inc.	404,094
9,000	[2]	Sykes Enterprises, Inc.	48,375
13,300	[2]	Symantec Corp.	519,531
14,100	[2]	Synopsys, Inc.	491,738
11,700	[2]	Titan Corp. (The)	156,488
17,700	[2]	TranSwitch Corp.	1,022,175
7,200	[2]	Transaction Systems Architects, Inc., Class A	97,200
17,000	[2]	TriQuint Semiconductor, Inc.	651,313
39,000	[2]	Vitesse Semiconductor Corp.	2,727,563
27,800	[2]	Waters Corp.	2,017,238
15,700	[2]	Wind River Systems, Inc.	644,681

		TOTAL	48,787,576

		Transportation--1.4%
10,600		Airborne Freight Corp.	107,325
5,700	[2]	Alaska Air Group, Inc.	147,844
8,800		Alexander and Baldwin, Inc.	219,450
5,300		Arnold Industries, Inc.	93,081
8,300	[2]	Atlas Air, Inc.	300,875
9,200		C.H. Robinson Worldwide, Inc.	503,125
10,500		CNF Transportation, Inc.	280,219
10,100	[2]	EGL, Inc.	287,850
10,300		GATX Corp.	433,244
7,600		Hunt (J.B.) Transportation Services, Inc.	99,275
7,400		Overseas Shipholding Group, Inc.	177,600
13,700	[2]	Swift Transportation Co., Inc.	195,225
10,700	[2]	Wisconsin Central Transportation Corp.	137,094

		TOTAL	2,982,207

		Utilities--7.8%
11,800		AGL Resources, Inc.	240,425
24,000		Allegheny Energy, Inc.	982,500
16,100		ALLETE	347,156
21,300		American Water Works Co., Inc.	519,187
5,000		Black Hills Corp.	156,250
4,900		Cleco Corp.	233,056
19,300		Conectiv, Inc.	346,194
28,700		DPL, Inc.	814,362
12,900		DQE, Inc.	450,694
28,400		Energy East Corp.	573,325
7,100		Hawaiian Electric Industries, Inc.	233,856
8,200		Idacorp, Inc.	404,362
18,600		Ipalco Enterprises, Inc.	417,337
13,400		Kansas City Power & Light Co.	322,437
24,850		Kinder Morgan, Inc.	958,278
28,200		LG&E Energy Corp.	692,662
19,600		MCN Energy Group, Inc.	482,650
22,900		Montana Power Co.	646,925
11,700		NSTAR	452,644
8,500		National Fuel Gas Co.	455,813
26,300		NiSource, Inc.	655,856
32,300		Northeast Utilities Co.	658,113
16,900		OGE Energy Corp.	347,506
24,600		Potomac Electric Power Co.	562,725
8,600		Public Service Co. of New Mexico	237,038
18,500		Puget Sound Energy, Inc.	454,406
Principal Amount of Shares			Value
17,400		Questar Corp.	$470,888
22,800		SCANA Corp.	604,200
17,012		Sierra Pacific Resources	292,394
27,300		TECO Energy, Inc.	760,988
20,100		Utilicorp United, Inc.	533,906
13,266		Vectren Corp.	306,776
10,100		Washington Gas Light Co.	257,550
15,100		Western Resources, Inc.	322,763
26,500		Wisconsin Energy Corp.	498,531

		TOTAL	16,693,753

		TOTAL COMMON STOCKS (IDENTIFIED COST $183,672,234)	203,386,524

		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--0.6%[3]
$1,400,000		United States Treasury Bill, 1/18/2001 (IDENTIFIED COST $1,382,012)	1,382,012

		MUTUAL FUND--4.9%
10,369,059		Prime Value Obligations Fund, Class IS (at net asset value)	10,369,059

		TOTAL INVESTMENTS (IDENTIFIED COST $195,423,305)[4]	$215,137,595

1 The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The underlaying face amount, at value, of open Index futures contracts is $9,903,750 at October 31, 2000, which represents 4.6% of net assets. Taking into consideration these open Index futures contracts, the Fund's effective total exposure to the Index is 99.9%.

2 Non-income producing security.

3 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4 The cost of investments for federal tax purposes amounts to $195,945,770. The net unrealized appreciation of investments on a federal tax basis amounts to $19,191,825 which is comprised of $37,837,413 appreciation and $18,645,588 depreciation at October 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($213,465,941) at October 31, 2000.

See Notes which are an integral part of the Financial Statements



Statement of Assets and Liabilities

OCTOBER 31, 2000
Assets:
Total investments in securities, at value (identified cost $195,423,305 and tax cost $195,945,770)		$215,137,595
Cash		135,000
Income receivable		117,951
Receivable for investments sold		193,648
Receivable for shares sold		487,862
Receivable for daily variation margin		261,654

TOTAL ASSETS		216,333,710

Liabilities:
Payable for investments purchased	$2,659,559
Payable for shares redeemed	176,767
Accrued expenses	31,443

TOTAL LIABILITIES		2,867,769

Net Assets for 10,601,788 shares outstanding		$213,465,941

Net Assets Consist of:
Paid in capital		$168,861,584
Net unrealized appreciation of investments and futures contracts		19,741,461
Accumulated net realized gain on investments and futures contracts		24,551,651
Accumulated undistributed net investment income		311,245

TOTAL NET ASSETS		$213,465,941

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$213,465,941 ÷ 10,601,788 shares outstanding		$20.13

See Notes which are an integral part of the Financial Statements



Statement of Operations

YEAR ENDED OCTOBER 31, 2000
Investment Income:
Dividends			$1,577,659
Interest			906,639

TOTAL INCOME			2,484,298

Expenses:
Management fee		$623,388
Custodian fees		36,101
Transfer and dividend disbursing agent fees and expenses		20,917
Directors'/Trustees' fees		3,887
Auditing fees		12,549
Legal fees		13,911
Portfolio accounting fees		57,432
Shareholder services fee		389,618
Share registration costs		44,090
Printing and postage		18,091
Insurance premiums		1,185
Miscellaneous		6,091

TOTAL EXPENSES		1,227,260

Waiver and Reimbursement:
Waiver of shareholder services fee	$(342,864)
Reimbursement of management fee	(645)

TOTAL WAIVER AND REIMBURSEMENT		(343,509)

Net expenses			883,751

Net investment income			1,600,547

Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on investments and futures contracts			24,605,564
Net change in unrealized appreciation of investments and futures contracts			9,221,872

Net realized and unrealized gain on investments and futures contracts			33,827,436

Change in net assets resulting from operations			$35,427,983

See Notes which are an integral part of the Financial Statements



Statement of Changes in Net Assets

Year Ended October 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,600,547	$991,350
Net realized gain on investments and futures contracts ($25,152,755 and $20,587,552, respectively, as computed for federal tax purposes)	24,605,564	21,373,554
Net change in unrealized appreciation of investments and futures contracts	9,221,872	(5,139,008)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	35,427,983	17,225,896

Distributions to Shareholders:
Distributions from net investment income	(1,429,234)	(903,582)
Distributions from net realized gains of investments and futures contracts	(15,616,630)	(9,367,351)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,045,864)	(10,270,933)

Share Transactions:
Proceeds from sale of shares	166,494,310	65,142,694
Net asset value of shares issued to shareholders in payment of distributions declared	11,934,514	6,592,684
Cost of shares redeemed	(93,444,655)	(52,220,271)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	84,984,169	19,515,107

Change in net assets	103,366,288	26,470,070

Net Assets:
Beginning of period	110,099,653	83,629,583

End of period (including accumulated undistributed net investment income of $311,245 and $139,932, respectively)	$213,465,941	$110,099,653

See Notes which are an integral part of the Financial Statements



Notes to Financial Statements

OCTOBER 31, 2000

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mid-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-ended regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended October 31, 2000, the Fund had realized gains on futures contracts of $1,190,815.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At October 31, 2000, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
December 2000	38 S&P MidCap 400 Index Futures	Long	$27,171

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

Year Ended October 31	2000	1999
Shares sold	8,714,919	3,819,553
Shares issued to shareholders in payment of distributions declared	703,376	419,466
Shares redeemed	(5,061,968)	(3,052,195)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,356,327	1,186,824

MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment management fee equal to 0.40% of the Fund's average daily net assets. Under the terms of a sub-manager agreement between the Manager and Northern Trust Quantitative Advisors, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.035% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Manager. The Manager has agreed to reimburse certain management fees as a result of these transactions.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended October 31, 2000, were as follows:

Purchases	$128,208,356
Sales	$ 54,830,206

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INDEX TRUST AND SHAREHOLDERS OF FEDERATED MID-CAP FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments of the Federated Mid-Cap Fund (one of the portfolios constituting the Federated Index Trust) as of October 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Mid-Cap Fund of the Federated Index Trust at October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP

December 15, 2000
Boston, Massachusetts

A Statement of Additional Information (SAI) dated December 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

FEDERATED World-Class Investment Manager®

Federated Mid-Cap Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061

Cusip 31420E205

206304A (12/00)

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Federated is a registered mark of Federated Investors, Inc.
2000 ©Federated Investors, Inc.

FEDERATED World-Class Investment Manager®

Federated Mini-Cap Fund

A Portfolio of Federated Index Trust

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Prospectus

DECEMBER 31, 2000

INSTITUTIONAL SHARES

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A mutual fund seeking to provide investment results generally corresponding to the aggregate price and dividend performance of publicly-traded common stocks comprising the Russell 2000® Index (Index).

The Fund is neither affiliated with nor promoted, sponsored or endorsed by the Frank Russell Company. Frank Russell's only relationship to the Fund is the licensing of the use of the Index. Frank Russell Company is the owner of the trademarks and copyrights relating to the Index. The Russell 2000® Index is a trademark/service mark of the Frank Russell Company. Russell™ is a trademark of the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE
CONTENTS
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Risk/Return Summary	1
What are the Fund's Fees and Expenses?	3
What are the Fund's Investment Strategies?	4
What are the Principal Securities in Which the Fund Invests?	4
What are the Specific Risks of Investing in the Fund?	5
What do Shares Cost?	5
How is the Fund Sold?	6
How to Purchase Shares	6
How to Redeem Shares	8
Account and Share Information	10
Who Manages the Fund?	11
Financial Information	12
Report of Ernst & Young LLP, Independent Auditors	74

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide investment results that generally correspond to the aggregate price and dividend performance of the approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000® Index. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests at least 80% of its assets in the small capitalization common stocks comprising the Index.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

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  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Liquidity Risks. Equity securities that are not widely held may trade less frequently than more widely held securities. This limits trading opportunity, making it more difficult to sell or buy the securities at a favorable price or time.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic representation Omitted--See Appendix]

The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Shares total return for the nine-month period from January 1, 2000 to September 30, 2000 was 2.48%.

Within the period shown in the chart, the Fund's Institutional Shares highest quarterly return was 18.09% (quarter ended December 31, 1999). Its lowest quarterly return was (20.58%) (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's Institutional Shares total returns averaged over a period of years relative to the Russell 2000® Index, a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	Russell 2000
1 Year	18.87%	21.26%
5 Years	14.80%	16.69%
Start of Performance[1]	13.17%	15.58%

1 The Fund's Institutional Shares start of performance date was August 11, 1992.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED MINI-CAP FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee	0.50%
Distribution (12b-1) Fee	None
Shareholder Services Fee[2]	0.25%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.09%

[1] Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2000.

Total Waiver of Fund Expenses	0.13%

Total Actual Annual Fund Operating Expenses (after waiver)	0.96%

[2] The shareholder services provider voluntarily waived a portion of the shareholder services fee. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.12% for the fiscal year ended October 31, 2000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$111
3 Years	$347
5 Years	$601
10 Years	$1,329

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What are the Fund's Investment Strategies?

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The Fund pursues its investment objective by investing in the stocks of the Index in the same weights as the Index. This is called a "full replication" strategy. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. As of September 30, 2000, the capitalization range of the issuers comprising Index was $9,000,000 to $5,583,000,000. As of the same date, the weighted median market capitalization of the Fund was $894,000,000.

The Fund purchases Index futures contracts in order to more closely track the performance of the Index, while maintaining cash equivalent positions as necessary for the Fund's operations.

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What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

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Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

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Common Stocks

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Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

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What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

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  The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

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RISKS RELATED TO COMPANY SIZE

  Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

LIQUIDITY RISKS

  Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. Over-the-Counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

SECTOR RISKS

  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

What do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Class C Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

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  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.
  In order to maximize the Fund's ability to track the Index, investors are urged to transmit purchase requests prior to 2:00 p.m. (Eastern time).

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

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DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by simply calling the Fund at 1-800-341-7400. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

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The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Northern Trust Quantitative Advisors, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager develops, maintains and runs the computer program designed to determine which securities are purchased and sold to replicate the composition of the Index. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 50 South LaSalle Street, Chicago, IL 60675. The Sub-Manager is a subsidiary of the Northern Trust Company and is an investment adviser primarily to corporate defined benefit and defined contribution plans as well as public pension funds and tax-exempt foundations and endowments. These plans have as of September 30, 2000, placed approximately $72.6 billion in assets with the Sub-Manager. Since 1973, the Sub-Manager has developed and managed a family of equity and bond index funds in which some 681 nationwide non-financial institution clients invest. In total, the Sub-Manager manages 77 commingled/common trust funds. The Northern Trust Company is a subsidiary of Northern Trust Corporation, a bank holding company and one of the nation's largest trust institutions with subsidiaries located across the United States and in several other countries. As of September 30, 2000, total assets of Northern Trust Corporation were $34.8 billion and subsidiaries of Northern Trust Corporation held trust assets under administration of $1.7 trillion.

The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

MANAGEMENT FEES

The Manager receives an annual investment management fee of 0.50% of the Fund's average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Financial Information

FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young, LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$13.63	$13.02	$16.68	$14.39	$13.33
Income from Investment Operations:
Net investment income	0.12	0.11	0.13	0.15	0.16
Net realized and unrealized gain (loss) on investments and futures contracts	1.84	1.43	(2.19)	3.51	1.78

TOTAL FROM INVESTMENT OPERATIONS	1.96	1.54	(2.06)	3.66	1.94

Less Distributions:
Distributions from net investment income	(0.10)	(0.11)	(0.14)	(0.14)	(0.16)
Distributions from net realized gain on investments and futures contracts	(1.50)	(0.82)	(1.46)	(1.23)	(0.72)

TOTAL DISTRIBUTIONS	(1.60)	(0.93)	(1.60)	(1.37)	(0.88)

Net Asset Value, End of Period	$13.99	$13.63	$13.02	$16.68	$14.39

Total Return[1]	15.14%	12.43%	(13.46%)	27.54%	15.09%

Ratios to Average Net Assets:
Expenses	0.96%	0.93%	0.82%	0.76%	0.74%
Net investment income	0.85%	0.79%	0.80%	0.96%	1.14%
Expense waiver/reimbursement[2]	0.13%	0.13%	0.13%	0.18%	0.23%

Supplemental Data:
Net assets, end of period (000 omitted)	$101,330	$97,235	$118,494	$150,470	$144,690
Portfolio turnover	56%	47%	48%	52%	42%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Portfolio of Investments

October 31, 2000

Shares			Value
		COMMON STOCKS--89.6%[1]
		Basic Materials--4.7%
8,893		AK Steel Holding Corp.	$82,260
2,470	[2]	ATMI, Inc.	46,621
5,321	[2]	Airgas, Inc.	35,917
2,575		Albemarle Corp.	59,708
1,993		Arch Chemicals, Inc.	38,739
1,791		Arch Coal, Inc.	19,477
14,022		Battle Mountain Gold Co.	19,280
14,052	[2]	Bethlehem Steel Corp.	40,400
2,890	[2]	Buckeye Technologies, Inc.	49,491
685	[2]	Bush Boake Allen, Inc.	33,137
2,709		CONSOL Energy, Inc.	45,884
652	[2]	CSS Industries, Inc.	13,529
2,472	[2]	Cabot Microelectronics Corp.	109,232
3,761	[2]	Cadiz, Inc.	39,961
3,651		Calgon Carbon Corp.	21,450
2,665		Cambrex Corp.	106,433
2,753		Caraustar Industries, Inc.	27,702
568		Carbo Ceramics, Inc.	17,005
1,957		Carpenter Technology Corp.	60,667
798		Centex Construction Products, Inc.	20,698
1,615		ChemFirst, Inc.	37,145
1,629		Chesapeake Corp.	31,969
1,120		Cleveland Cliffs, Inc.	23,100
1,453		Commercial Metals Corp.	39,594
3,748		Corn Products International, Inc.	94,169
12,154		Crompton Corp.	97,232
566		Curtiss Wright Corp.	26,673
4,333	[2]	Cytec Industries, Inc.	150,030
4,054		Delta & Pine Land Co.	99,070
1,092		Deltic Timber Corp.	21,226
825	[2]	Diversa Corp.	20,986
3,093	[2]	Earthshell Corp.	9,666
6,636		Ethyl Corp.	13,272
3,701		Ferro Corp.	75,871
1,964		Florida Rock Industries, Inc.	76,351
13,494		Freeport-McMoRan Copper & Gold, Inc., Class B	107,109
1,468		Fuller (H.B.) Co.	49,637
5,756	[2]	Gaylord Container Corp.	12,591
671		Gentek, Inc.	11,197
3,383		Georgia Gulf Corp.	45,248
779		Gibraltar Steel Corp.	9,786
2,757		Glatfelter (P.H.) Co.	28,776
6,519	[2]	Grace (W.R.) & Co.	24,854
4,835		Great Lakes Chemical Corp.	161,368
1,384		Greif Brothers Corp., Class A	44,288
2,993	[2]	International Fibercom, Inc.	38,535
1,503		International Specialty Products, Inc.	9,394
3,082	[2]	Kaiser Aluminum Corp.	15,603
10,716		LTV Corp.	12,725
2,463		Lilly Industries, Inc., Class A	73,890
2,468	[2]	Lone Star Technologies, Inc.	99,090
5,520		Longview Fibre Co.	75,210
11,116		Louisiana-Pacific Corp.	94,486
5,611		Lubrizol Corp.	121,689
1,062		2MCSI, Inc.	30,533
1,872		MacDermid, Inc.	40,248
4,928	[2]	Mail-Well, Inc.	24,332
1,446		Matthews International Corp., Class A	39,042
1,903	[2]	Maverick Tube Corp.	29,615
1,705	[2]	McMoRan Exploration Co.	20,375
6,816		Millennium Chemicals, Inc.	109,908
2,163		Minerals Technologies, Inc.	67,729
2,222		NL Industries, Inc.	52,495
1,791	[2]	NS Group, Inc.	15,313
2,117		National Steel Corp., Class B	6,219
1,009	[2]	Nortek, Inc.	18,982
2,573		OM Group, Inc.	119,001
3,863		Olin Corp.	68,568
3,668		Omnova Solutions, Inc.	20,633
230	[2]	Optical Cable Corp.	3,666
4,934	[2]	Packaging Corp. of America	72,468
18,085	[2]	Pactiv Corp.	189,893
3,025	[2]	Playtex Products, Inc.	30,628
10,342		Polyone Corp.	81,443
1,488		Pope & Talbot, Inc.	23,157
3,027		Potlatch Corp.	101,405
1,458		Quanex Corp.	28,887
10,916		RPM, Inc.	97,562
2,904		Rayonier, Inc.	102,185
1,304		Rock-Tenn Co.	11,655
3,159		Schulman (A.), Inc.	34,552
1,314	[2]	Seminis, Inc., Class A	1,150
11,177		Solutia, Inc.	142,507
2,707		Southern Peru Copper Corp.	37,729
4,556	[2]	Steel Dynamics, Inc.	54,672
4,066	[2]	Stillwater Mining Co.	117,914
2,206		Texas Industries, Inc.	51,427
629	[2]	Trex Co. Inc.	23,509
559		U.S. Aggregates, Inc.	7,826
4,818	[2]	UCAR International, Inc.	39,749
8,583		USEC, Inc.	43,988
2,988		Universal Corp.	83,664
875		Valhi, Inc.	10,773
3,939		Valspar Corp.	107,574
3,451		Walter Industries, Inc.	25,667
5,495		Wausau-Mosinee Paper Corp.	48,081
3,409	[2]	Weirton Steel Corp.	8,096
7,537		Worthington Industries, Inc.	72,073

		TOTAL	5,056,314

		Capital Goods--9.1%
2,867		AAR Corp.	34,225
1,217	[2]	ACT Manufacturing, Inc.	40,009
6,373		AGCO Corp.	72,493
2,966		AMCOL International Corp.	21,874
3,445		AMETEK, Inc.	74,929
4,122		Actuant Corp.	14,942
1,269	[2]	Advanced Energy Industries, Inc.	21,890
1,624	[2]	Advanced Lighting Technologies, Inc.	19,386
1,856		Albany International Corp., Class A	19,952
950	[2]	Alliant Techsystems, Inc.	85,441
376	[2]	American Technical Ceramics Corp.	5,753
1,140	[2]	Anaren Microwave, Inc.	118,560
3,823		Aptargroup, Inc.	79,088
1,186	[2]	Arguss Holdings, Inc.	14,825
3,438	[2]	Artesyn Technologies, Inc.	139,669
1,661	[2]	Astec Industries, Inc.	17,129
2,576		Baldor Electric Co.	51,198
3,129		Ball Corp.	109,906
1,778		Barnes Group, Inc.	34,226
900		Bel Fuse, Inc.	36,112
2,613		Belden, Inc.	67,775
2,052	[2]	Benchmark Electronics, Inc.	82,593
2,022	[2]	Black Box Corp.	133,199
441	[2]	Blount International, Inc.	3,528
1,887		Brady (W.H.) Co.	58,497
2,323		Briggs & Stratton Corp.	82,902
1,755		Brush Engineered Materials, Inc.	35,868
2,829		C&D Technologies, Inc.	167,265
2,924	[2]	C-COR Electronics, Inc.	45,688
2,609		CLARCOR, Inc.	49,897
2,950		CTS Corp.	126,666
3,180		Carlisle Cos., Inc.	132,368
2,009	[2]	Casella Waste Systems, Inc.	17,453
1,270		Century Aluminium Co.	11,112
3,032	[2]	Checkpoint System, Inc.	24,066
2,121		Cohu, Inc.	33,538
2,125	[2]	Coinstar, Inc.	28,023
1,291		Columbus McKinnon Corp.	17,267
3,061	[2]	Comfort Systems USA, Inc.	8,992
600		Cubic Corp.	16,425
4,451		Cummins Engine Co., Inc.	151,334
1,748	[2]	Cuno, Inc.	44,355
1,177	[2]	DDI Corp.	47,006
2,235	[2]	Delco-Remy International, Inc.	14,947
2,301	[2]	Dionex Corp.	74,639
4,230		Donaldson Company, Inc.	95,704
560	[2]	Dupont Photomasks, Inc.	31,430
1,183	[2]	ESCO Technologies, Inc.	21,516
2,839	[2]	Electro Scientific Industries, Inc.	99,188
2,619	[2]	Emagin Corp.	22,654
978	[2]	EMCOR Group, Inc.	25,367
6,693	[2]	Encompass Services Corp.	30,537
1,275	[2]	Energy Conversion Devices, Inc.	41,278
1,851	[2]	Esterline Technologies Corp.	41,300
950	[2]	Excel Technology, Inc.	23,750
2,029		Exide Corp.	20,417
4,813		Federal Signal Corp.	112,504
4,317		Fisher Scientific International, Inc.	165,935
3,963		Flowserve Corp.	79,755
4,049		Foster Wheeler Corp.	29,861
410		Franklin Electronics, Inc.	27,931
1,345	[2]	Gardner Denver, Inc.	24,714
3,590		GenCorp, Inc.	30,066
3,167		General Cable Corp.	19,002
1,254	[2]	Genlyte Group, Inc.	32,447
2,132		Graco, Inc.	76,619
2,011		Granite Construction, Inc.	45,876
2,781	[2]	Griffon Corp.	21,205
5,697		HON Industries, Inc.	137,084
3,740		Harman International Industries, Inc.	179,520
4,303		Harsco Corp.	86,867
858		Heico Corp.	10,350
947	[2]	Horizon Offshore, Inc.	13,021
1,306	[2]	Hypercom Corp.	8,979
3,225		IDEX Corp.	104,006
1,992	[2]	Insituform Technologies, Inc., Class A	71,089
3,503	[2]	Integrated Electrical Services	24,083
1,743	[2]	Ionics, Inc.	36,494
4,263		JLG Industries, Inc.	59,416
2,442	[2]	Jacobs Engineering Group, Inc.	101,038
2,441		Kaman Corp., Class A	35,395
3,168		Kaydon Corp.	69,498
3,295		Kennametal, Inc.	96,791
3,296		Kimball International, Inc., Class B	51,294
1,084	[2]	LCC International, Inc., Class A	16,260
525		Lawson Products, Inc.	14,241
3,720		Lincoln Electric Holdings, Inc.	63,937
1,272		Lindsay Manufacturing Co.	26,712
2,164	[2]	Littlelfuse, Inc.	62,756
800	[2]	MOOG, Inc., Class A	23,300
2,026	[2]	Magnetek, Inc.	22,033
2,652		Manitowoc, Inc.	72,101
2,700		Metals USA, Inc.	7,594
4,085	[2]	Mettler Toledo International, Inc., ADR	190,718
3,706		Milacron, Inc.	59,064
976	[2]	Mobile Mini, Inc.	19,459
3,681	[2]	Mueller Industries, Inc.	85,813
1,766		Myers Industries, Inc.	23,399
714		NACCO Industries, Inc., Class A	27,177
4,377		National Service Industries, Inc.	89,455
1,291		New England Business Service, Inc.	22,431
7,383	[2]	Newpark Resources, Inc.	66,447
3,067		Newport News Shipbuilding, Inc.	150,858
2,986		Nordson Corp.	85,661
3,962	[2]	Orbital Sciences Corp.	31,448
1,579		OshKosh Truck Corp., Class B	64,936
995		Park Electrochemical Corp.	65,732
891	[2]	Parkervision, Inc.	49,673
4,152	[2]	Paxar Corp.	33,994
685		Penn Engineering & Manufacturing Corp.	25,902
4,258	[2]	Plexus Corp.	268,520
5,266		Precision Castparts Corp.	198,791
2,942	[2]	Presstek, Inc.	46,336
987		Primex Technologies, Inc.	28,931
1,977		RTI International Metals	28,666
2,919	[2]	Rayovac Corp.	43,055
2,198		Regal Beloit Corp.	36,816
2,086		Reliance Steel & Aluminum Co.	49,542
847		Robbins & Myers, Inc.	20,487
1,616	[2]	Rogers Corp.	57,772
3,277		Roper Industries, Inc.	114,695
2,467		Ryerson Tull, Inc.	18,502
2,865	[2]	SBA Communications, Corp.	143,608
1,846		SLI, Inc.	15,229
1,307	[2]	SPS Technologies, Inc.	67,474
821	[2]	SatCon Technology Corp.	20,935
2,076		Sauer-Danposs, Inc.	15,700
1,300		Scott Technologies, Inc.	29,900
7,517		Sensormatic Electronics Corp.	135,306
674	[2]	Sequa Corp., Class A	24,854
1,767	[2]	Shaw Group, Inc.	144,010
2,204		Smith (A.O.) Corp.	31,131
1,647		Spartech Corp.	25,426
1,209	[2]	Specialty Equipment Cos., Inc.	36,648
337	[2]	Spectra-Physics Lasers, Inc.	11,900
1,330		Standard Register	15,960
1,177		Standex International Corp.	21,554
1,503	[2]	Stericycle, Inc.	48,660
2,965		Stewart & Stevenson Services	71,160
1,298	[2]	Stoneridge, Inc.	12,655
1,026		Superior Telecom, Inc.	5,066
1,219		Technitrol, Inc.	135,157
1,726		Tecumseh Products Co., Class A	68,824
3,252	[2]	Teledyne Technologies, Inc.	81,503
4,029		Teleflex, Inc.	139,252
961		Tennant Co.	41,803
2,762	[2]	Terex Corp.	34,007
640	[2]	Thermo Fibertek, Inc.	2,640
1,676		Thomas Industries, Inc.	35,196
2,313	[2]	Three-Five Systems, Inc.	79,798
5,230		Timken Co.	73,547
2,721		Tredegar Industries, Inc.	51,869
4,036		Trinity Industries, Inc.	97,116
1,210	[2]	Triumph Group, Inc.	41,140
1,428		URS Corp.	18,296
1,510	[2]	Uniroyal Technology Corp.	15,383
3,493	[2]	United Stationers, Inc.	105,008
1,508	[2]	Universal Electronics, Inc.	27,709
3,164	[2]	Valence Technology, Inc.	44,098
1,564		Valmont Industries, Inc.	31,866
4,654	[2]	Viasystems Group, Inc.	66,029
2,066	[2]	Vicor Corp.	111,564
2,456	[2]	WMS Industries, Inc.	54,646
2,272		Wabash National Corp.	18,176
3,969		Wallace Computer Services, Inc.	57,550
3,490	[2]	Washington Group International, Inc.	36,645
2,091	[2]	Waste Connections, Inc.	53,451
2,148		Watsco, Inc.	20,234
1,780		Watts Industries, Inc., Class A	19,914
1,092		West Pharmaceutical Services, Inc.	24,024
893	[2]	Wolverine Tube, Inc.	12,167
1,180		Woodhead Industries, Inc.	25,960
898		Woodward Governor Co.	40,214
1,586	[2]	Yankee Candle Co.	23,294
4,022		York International Corp.	109,348
1,776		ZixIt Corp.	43,401
2,985	[2]	Zomax Optical Media, Inc.	18,097

		TOTAL	9,740,307

		Communication Services--1.3%
2,990	[2]	Adelphia Business Solutions, Inc.	18,687
2,710	[2]	Advanced Radio Telecom Corp.	10,671
972	[2]	AirGate PCS, Inc.	37,786
1,093	[2]	Alamosa PCS Holdings, Inc.	16,600
1,066	[2]	Alaska Communications Systems Holdings, Inc.	7,262
5,574	[2]	Allied Riser Communications Corp.	17,767
6,205	[2]	American TeleSource International, Inc.	9,307
5,810	[2]	Arch Wireless, Inc.	17,430
1,447		CFW Communications Co.	28,759
1,740		CT Communications, Inc.	34,909
4,084	[2]	CapRock Communications Corp.	29,098
984	[2]	Choice One Communications, Inc.	10,639
1,102	[2]	Commonwealth Telephone Enterprises, Inc.	38,157
1,094	[2]	Cypress Communications, Inc.	2,940
972	[2]	Deltathree.com, Inc.	2,916
5,670	[2]	e.spire Communications, Inc.	15,592
1,038	[2]	FiberNet Telecom Group, Inc.	11,094
1,099	[2]	FirstWorld Communications, Inc., Class B	1,648
4,476	[2]	General Communications, Inc., Class A	34,969
957	[2]	Golden Telecom, Inc.	14,833
1,514		Hickory Tech Corp.	34,443
1,134	[2]	iBasis, Inc.	8,788
5,525	[2]	ICG Communications, Inc.	2,417
2,487	[2]	IDT Corp.	88,910
5,500	[2]	ITC DeltaCom, Inc.	44,516
685	[2]	ITXC Corp.	7,235
2,390	[2]	Illuminet Holdings, Inc.	57,547
5,379	[2]	Intermedia Communications, Inc.	119,010
2,812	[2]	Leap Wireless International, Inc.	139,897
8,185	[2]	MetroCall, Inc.	10,487
5,028	[2]	Mpower Communications Corp.	32,682
603	[2]	Neon Communications, Inc.	7,274
1,162	[2]	Net2000 Communications, Inc.	6,972
1,094	[2]	Net2Phone, Inc.	20,307
1,138	[2]	Network Plus Corp.	8,962
1,629		North Pittsburgh Systems, Inc.	19,344
1,871	[2]	Pac-West Telecomm, Inc.	16,254
4,834	[2]	Price Communications Corp.	104,535
2,888	[2]	Primus Telecommunications Group, Inc.	14,620
1,014	[2]	Rural Cellular Corp.	54,502
7,499	[2]	Talk.com, Inc.	23,200
1,945	[2]	Teligent AB, Class A	14,770
13,316	[2]	Terremark Worldwide, Inc.	35,021
1,032	[2]	US LEC Corp., Class A	6,192
5,363	[2]	Viatel, Inc.	51,619
4,916	[2]	WebLink Wireless, Inc.	39,021
3,718	[2]	WorldPages.com, Inc.	9,527
668	[2]	Z-Tel Technologies, Inc.	5,803

		TOTAL	1,344,919

		Consumer Cyclicals--14.1%
879	[2]	1-800-FLOWERS.COM, Inc.	3,434
951	[2]	4 Kids Entertainment, Inc.	13,730
1,251	[2]	99 Cents Only Stores	28,069
5,703	[2]	ACNielsen Corp.	136,516
1,850	[2]	ADVO, Inc.	68,103
920	[2]	AMERCO	18,630
2,528	[2]	APAC Customer Services, Inc.	13,588
1,861		Aaron Rents, Inc.	31,172
9,866	[2]	Abercrombie & Fitch Co., Class A	232,468
1,199		Ackerley Communications, Inc.	12,440
1,926	[2]	Administaff, Inc.	68,373
851		Advanced Marketing Services, Inc.	15,318
969	[2]	American Axle & Manufacturing Holdings, Inc.	12,052
2,321	[2]	American Eagle Outfitters, Inc.	79,929
6,842		American Greetings Corp., Class A	124,439
3,099	[2]	Ames Department Stores, Inc.	12,202
670	[2]	Anchor Gaming	56,908
2,717	[2]	Ann Taylor Stores Corp.	81,510
2,126		Applied Industrial Technologies, Inc.	36,009
1,929		Arctic Cat, Inc.	24,715
2,140	[2]	Argosy Gaming Corp.	34,775
1,820	[2]	Armor Holdings, Inc.	28,324
4,095		Armstrong Holdings, Inc.	11,773
7,590		ArvinMeritor, Inc.	127,132
551	[2]	Avenue A, Inc.	2,342
2,292	[2]	Avis Group Holdings, Inc.	68,473
3,917	[2]	Aztar Corp.	59,245
2,569	[2]	Bally Total Fitness Holding Corp.	64,064
1,196		Bandag, Inc.	42,682
5,371	[2]	Barnes & Noble, Inc.	101,378
1,115	[2]	Barnesandnoble.com, Inc.	4,355
3,668		Blyth Industries, Inc.	95,368
2,836	[2]	Boca Resorts, Inc., Class A	38,463
8,344	[2]	Borders Group, Inc.	115,773
2,525		Borg-Warner Automotive, Inc.	95,319
3,996	[2]	Boyd Gaming Corp.	15,734
923	[2]	Braun Consulting, Inc.	6,951
1,273	[2]	Bright Horizons Family Solutions, Inc.	31,825
1,939		Brown Shoe Co., Inc.	19,026
824	[2]	Buckle, Inc.	13,853
1,856		Burlington Coat Factory Warehouse	29,232
893		Bush Industries, Inc., Class A	10,381
1,503	[2]	Buy.com, Inc.	3,241
2,143	[2]	CB Richard Ellis Services	26,787
667		CPI Corp.	13,465
1,994	[2]	CSK Auto Corp.	6,979
8,017		Callaway Golf Co.	128,272
1,954	[2]	Career Education Corp.	75,595
4,654		Casey's General Stores, Inc.	58,175
11,273	[2]	Catellus Development Corp.	205,028
1,425		Cato Corp., Class A	17,100
6,254		Centex Corp.	231,398
1,593	[2]	Central Garden & Pet Co.	12,644
1,265		Central Parking Corp.	24,272
2,662	[2]	Cerner Corp.	164,878
4,998	[2]	Champion Enterprises, Inc.	19,367
1,183	[2]	Championship Auto Racing Teams, Inc.	29,427
10,071	[2]	Charming Shoppes, Inc.	61,685
963		Chemed Corp.	31,659
1,469	[2]	Chicos Fas, Inc.	47,559
1,821	[2]	Children's Place Retail Stores, Inc.	47,232
5,580	[2]	Choice Hotels International, Inc.	65,565
918		Churchill Downs, Inc.	25,704
4,360		Claire's Stores, Inc.	87,745
10,518		Clayton Homes, Inc.	96,634
1,525		Coachmen Industries, Inc.	12,772
239	[2]	Coldwater Creek, Inc.	7,095
6,591	[2]	Collins & Aikman Corp.	31,307
711	[2]	Columbia Sportswear Co.	30,395
485		CompX International, Inc.	5,790
6,727		Cooper Tire & Rubber Co.	73,577
308	[2]	CoorsTek, Inc.	9,009
3,887	[2]	Copart, Inc.	58,548
496	[2]	Corinthian Colleges, Inc.	34,286
2,020	[2]	Corporate Executive Board Co.	93,172
2,250	[2]	Cost Plus, Inc.	63,000
1,519	[2]	Crestline Capital Corp.	31,709
704	[2]	Crossmann Communities, Inc.	12,628
5,160		D. R. Horton, Inc.	95,460
5,819	[2]	Dal-Tile International, Inc.	72,010
2,206	[2]	Diamond Technology Partners, Class A	98,443
797	[2]	Digital Impact, Inc.	4,334
7,144	[2]	Digital Island, Inc.	90,193
510	[2]	DigitalThink, Inc.	17,970
967	[2]	Digitas, Inc.	11,544
9,410		Dillards, Inc., Class A	98,805
1,329	[2]	Direct Focus, Inc.	59,118
2,600	[2]	Dollar Thrifty Automotive Group	39,975
1,369		Dover Downs Entertainment	16,086
1,517	[2]	Dress Barn, Inc.	38,020
2,214	[2]	Drugstore.Com, Inc.	5,812
1,253	[2]	Dura Automotive Systems, Inc.	10,572
1,550	[2]	Edison Schools, Inc.	42,528
2,137	[2]	Education Management Corp.	66,247
2,067		Elcor Corp.	32,168
1,479	[2]	Electro Rent Corp.	20,244
596	[2]	Electronics Boutique PLC	9,313
474	[2]	Envision Development Corp.	1,718
4,165		Ethan Allen Interiors, Inc.	121,826
6,164	[2]	eToys, Inc.	23,115
7,548	[2]	Extended Stay America, Inc.	92,935
1,374	[2]	F.Y.I., Inc.	55,132
1,383	[2]	Factory 2-U Stores, Inc.	44,170
4,511	[2]	Fairfield Communities, Inc.	57,233
2,834		Fedders Corp.	12,044
7,513		Federal-Mogul Corp.	24,417
3,474		Fleetwood Enterprises, Inc.	45,813
1,949	[2]	Footstar, Inc.	69,920
1,706		Forest City Enterprises, Inc., Class A	63,122
1,241	[2]	Forrester Research, Inc.	50,959
1,551	[2]	Fossil, Inc.	20,260
937		Freds, Inc.	19,794
5,302	[2]	Furniture Brands International, Inc.	89,471
2,155		G & K Services, Inc., Class A	59,532
232	[2]	Gaiam, Inc.	3,741
7,721	[2]	Gartner Group, Inc., Class A	73,349
2,254	[2]	Genesco, Inc.	40,008
62		Grey Global Group, Inc.	34,720
1,645	[2]	Group 1 Automotive, Inc.	16,347
3,714	[2]	Gtech Holdings Corp.	64,299
745	[2]	Guess?, Inc.	5,541
2,397	[2]	Guitar Center, Inc.	31,760
6,142	[2]	HA-LO Industries, Inc.	23,800
2,729		Handleman Co.	26,949
15,843	[2]	Hanover Direct, Inc.	8,912
1,748		Haverty Furniture Cos., Inc.	19,665
1,805	[2]	Hayes Lemmerz International, Inc.	19,742
1,969	[2]	Hexcel Corporation	21,536
4,240		Hollinger International, Inc.	65,455
1,665	[2]	Hollywood.com, Inc.	12,592
915	[2]	Hot Topic, Inc.	31,339
2,842		Houghton Mifflin Co.	104,621
2,546		Hughes Supply, Inc.	47,738
472	[2]	IMPCO Technologies, Inc.	9,292
1,550	[2]	ITT Educational Services, Inc.	24,412
1,010	[2]	Igen, Inc.	25,124
2,924	[2]	InfoUSA, Inc.	9,503
992	[2]	Information Holdings, Inc.	25,854
3,496	[2]	Insight Enterprises, Inc.	113,620
1,913	[2]	Insignia Financial Group, Inc.	18,532
906	[2]	Insurance Automotive Auctions, Inc.	10,872
4,046	[2]	Intelidata Technologies Corp.	21,621
5,645	[2]	Interdigital Communications Corp.	61,742
4,905		Interface, Inc.	44,758
1,308		Interpool, Inc.	16,840
2,954	[2]	Intertan, Inc.	32,679
2,723	[2]	Isle of Capri Casinos, Inc.	29,953
2,043	[2]	JAKKS Pacific, Inc.	18,004
3,283	[2]	Jones Lang LaSalle, Inc.	41,858
4,819	[2]	Journal Register Co.	85,838
2,039	[2]	Jupiter Media Metrix, Inc.	27,781
5,081		Kaufman & Broad Homes Corp.	151,160
2,539		Kellwood Co.	49,352
769	[2]	Kenneth Cole Productions, Inc., Class A	34,941
2,105	[2]	Key3Media Group, Inc.	19,997
2,421		LNR Property Corp.	52,354
6,473		La-Z Boy Chair Co.	101,950
3,216		Lancaster Colony Corp.	75,978
1,460	[2]	Lands' End, Inc.	37,449
6,896	[2]	Lear Corp.	187,916
1,126	[2]	Learning Tree International, Inc.	50,951
4,703		Lee Enterprises, Inc.	129,920
5,071		Lennar Corp.	162,906
4,260		Lennox International, Inc.	33,814
1,186	[2]	LifeMinders, Inc.	13,787
4,282	[2]	Linens 'N Things, Inc.	131,671
2,246		M.D.C. Holdings, Inc.	61,484
880	[2]	META Group, Inc.	8,470
4,159	[2]	MIPS Technologies, Inc.	166,880
612	[2]	Management Network Group, Inc.	8,071
2,317		Marcus Corp.	32,872
996	[2]	Martha Stewart Living Omnimedia, Class A	24,962
3,900		Mascotech, Inc.	65,081
1,975		McClatchy, Co., Class A	75,050
956		McGrath Rentcorp.	16,491
2,068		Media General, Inc., Class A	78,584
1,327	[2]	Mediaplex, Inc.	2,861
1,028	[2]	MemberWorks, Inc.	35,337
3,431	[2]	Mens Wearhouse, Inc.	100,357
3,959		Meredith Corp.	125,698
3,765		MeriStar Hospitality Corp.	72,006
7,513	[2]	Metromedia International Group, Inc.	27,948
3,171	[2]	Michaels Stores, Inc.	77,095
1,689		Midas, Inc.	23,435
3,089	[2]	Midway Games, Inc.	23,940
1,085	[2]	Modem Media. Poppe Tyson, Inc.	6,374
2,321		Modine Manufacturing Co.	61,216
4,380	[2]	Mohawk Industries, Inc.	95,539
1,686	[2]	Monaco Coach Corp.	28,767
2,888	[2]	Musicland Stores, Inc.	23,465
2,559	[2]	MyPoints.com, Inc.	5,758
227		NCH Corp.	8,853
1,927	[2]	NCI Building System, Inc.	29,989
2,027	[2]	NCO Group, Inc.	44,341
977	[2]	NVR, Inc.	101,022
3,913	[2]	NationsRent, Inc.	8,804
2,968	[2]	Nautica Enterprise, Inc.	37,471
3,939	[2]	Navigant Consulting, Inc.	15,017
3,873		Neiman-Marcus Group, Inc., Class A	143,785
323	[2]	NetCreations, Inc.	2,412
368	[2]	NetRatings, Inc.	6,624
2,494	[2]	Netcentives, Inc.	17,770
3,161		Network Commerce, Inc.	9,384
3,798	[2]	O'Reilly Automotive, Inc.	68,364
12,033	[2]	Officemax, Inc.	34,595
5,312		Ogden Corp.	73,040
651	[2]	Organic, Inc.	2,116
1,159		OshKosh B'Gosh, Inc., Class A	18,544
5,443		Owens Corning	7,484
552	[2]	PC Connections, Inc.	15,051
3,412	[2]	Pacific Sunwear of California	69,946
1,943	[2]	Palm Harbor Homes, Inc.	28,416
2,319	[2]	Payless ShoeSource, Inc.	134,357
2,623	[2]	Pegasus Systems, Inc.	44,755
860	[2]	Penn National Gaming, Inc.	15,050
2,222		Penton Media, Inc.	67,910
4,956		Pep Boys-Manny Moe & Jack	22,302
3,143	[2]	Per-Se Technologies, Inc.	13,849
11,858	[2]	PetSmart, Inc.	52,620
2,195		Phillips Van Heusen Corp.	26,066
10,302		Pier 1 Imports, Inc.	136,501
2,011		Pinnacle Entertainment, Inc.	45,876
5,529		Pittston Brink's Group	87,773
2,140	[2]	Playboy Enterprises, Inc., Class B	27,686
2,577		Polaris Industries, Inc., Class A	89,551
5,695	[2]	Polo Ralph Lauren Corp., Class A	111,764
1,077	[2]	PolyMedica Corp.	61,928
2,171		Polymer Group, Inc.	13,297
2,021	[2]	Prepaid Legal Services, Inc.	88,671
257	[2]	Pricesmart, Inc.	9,235
4,771	[2]	Prime Hospitality Corp.	45,325
1,446	[2]	Private Media Group, Inc.	12,517
476	[2]	Professional Detailing, Inc.	42,185
4,437	[2]	Profit Recovery Group International, Inc.	23,849
2,169	[2]	Prosofttraining.com	15,183
2,072	[2]	Protection One, Inc.	2,978
917		Pulitzer, Inc.	37,551
3,220		Pulte Corp.	107,266
2,434	[2]	Quiksilver, Inc.	46,550
3,357		R.H. Donnelley Corp.	75,952
4,742	[2]	Reebok International Ltd.	102,249
3,671		Regis Corp. Minnesota	55,524
568	[2]	Register.com, Inc.	3,976
1,802	[2]	Rent-A-Center, Inc.	52,596
2,353	[2]	Rent-Way, Inc.	11,912
1,818		Rollins, Inc.	32,838
1,070		Russ Berrie & Co., Inc.	24,276
2,891		Russell Corp.	46,256
1,343		Ryland Group, Inc.	43,312
1,597	[2]	SCP Pool Corp.	41,322
4,953	[2]	SITEL Corp.	13,930
1,553	[2]	Scholastic Corp.	124,240
1,860	[2]	School Specialty, Inc.	28,597
1,669	[2]	Scotts Co.	59,667
29,004		Service Corp. International	67,072
3,017		Shopko Stores, Inc.	19,233
877	[2]	Simpson Manufacturing Co., Inc.	37,382
1,536	[2]	Skechers USA, Inc., Class A	23,328
725		Skyline Corp.	15,723
6,276		Snap-On, Inc.	160,430
2,051	[2]	Sonic Automotive, Inc.	18,331
4,441		Sothebys Holdings, Inc., Class A	120,740
1,073	[2]	Source Information Management Co.	5,901
1,536	[2]	Speedway Motorsports, Inc.	26,784
1,631		Spiegel, Inc., Class A	11,315
1,328		Springs Industries, Inc., Class A	31,291
3,217	[2]	Stamps.com, Inc.	12,667
2,563		Standard Pacific Corp.	48,056
780	[2]	StarTek, Inc.	19,841
3,620	[2]	Station Casinos, Inc.	58,372
2,861	[2]	Stein Mart, Inc.	44,345
1,070	[2]	Steven Madden Ltd.	10,198
9,860		Stewart Enterprises, Inc., Class A	20,952
700	[2]	Stockwalk.com Group, Inc.	2,362
792		Strayer Education, Inc.	19,057
4,619		Stride Rite Corp.	24,827
2,052		Sturm Ruger & Co., Inc.	17,314
8,232		Sunbeam Corp.	7,717
3,979	[2]	Sunglass Hut International, Inc.	30,837
1,988	[2]	Sunrise Assisted Living, Inc.	46,469
4,719	[2]	Superior Energy Services, Inc.	42,471
1,991		Superior Industries International, Inc.	67,818
666	[2]	SurModics, Inc.	34,965
588	[2]	Switchboard, Inc.	3,822
3,360	[2]	Sylvan Learning Systems, Inc.	51,870
1,091	[2]	Systemax, Inc.	2,591
3,735		Tenneco Automotive, Inc.	16,107
6,332	[2]	The Boyds Collection, Ltd.	50,260
759		Thor Industries, Inc.	15,180
1,886	[2]	Timberland Co., Class A	97,365
2,161	[2]	Toll Brothers, Inc.	70,232
3,226	[2]	Too, Inc.	73,996
1,176		Toro Co.	41,160
4,336	[2]	Tower Automotive, Inc.	47,696
2,625	[2]	Trammell Crow Co.	35,109
3,314	[2]	Trans World Entertainment Corp.	28,169
435	[2]	Trendwest Resorts, Inc.	8,238
1,108	[2]	Tuesday Morning Corp.	4,847
1,697	[2]	Tweeter Home Entertainment Group, Inc.	40,834
8,178		U.S. Industries, Inc.	72,580
899	[2]	Ultimate Electronics, Inc.	32,476
5,815		Unifi, Inc.	50,518
517	[2]	United Auto Group, Inc.	4,136
3,497	[2]	United Rentals, Inc.	75,185
1,262	[2]	Universal Access, Inc.	18,457
867	[2]	Universal Compression Holdings, Inc.	25,035
1,138		Universal Forest Products, Inc.	15,363
1,643	[2]	Vail Resorts, Inc.	34,811
1,669	[2]	Value City Department Stores, Inc.	13,561
4,067	[2]	Valuevision International, Inc., Class A	82,357
1,380	[2]	Vans, Inc.	17,854
14,706	[2]	Venator Group, Inc.	207,722
1,680	[2]	Ventiv Health, Inc.	18,060
2,280	[2]	Ventro Corp.	10,972
767	[2]	Vicinity Corp.	8,053
1,349		WD 40 Co.	29,509
967		Wackenhut Corp., Class A	12,208
5,569		Warnaco Group, Inc., Class A	14,619
1,760		Webb (Del E.) Corp.	47,300
3,403		Wellman, Inc.	51,045
3,572		WestPoint Stevens, Inc.	25,674
1,299	[2]	Whitehall Jewellers, Inc.	10,392
4,815		Wiley (John) & Sons, Inc., Class A	98,407
1,042	[2]	Wilsons The Leather Experts, Inc.	15,956
1,412		Winnebago Industries, Inc.	16,238
4,760		Wolverine World Wide, Inc.	51,467
1,820	[2]	Women.com Networks, Inc.	2,673
1,689	[2]	Xceed, Inc.	1,320
1,249		Xtra Corp.	56,829
3,756	[2]	Zale Corp.	127,234
231	[2]	bebe stores, Inc.	3,523
6,620	[2]	eGlobe, Inc.	2,689
1,111	[2]	i Beam Broadcasting Corp.	6,249

		TOTAL	15,198,375

		Consumer Staples--6.2%
1,752		ABM Industries, Inc.	48,946
1,052	[2]	Acme Communications, Inc.	6,443
1,062	[2]	Agribrands International, Inc.	46,197
3,823		Alberto-Culver Co., Class B	128,309
2,021	[2]	Allscripts Pharmaceuticals, Inc.	24,252
5,475	[2]	AmeriSource Health Corp., Class A	237,820
1,943	[2]	American Italian Pasta Co., Class A	38,981
2,572		Applebee's International, Inc.	77,682
2,482		Applica, Inc.	12,565
1,875	[2]	Aurora Foods, Inc.	5,273
2,700		Banta Corp.	62,269
893	[2]	Beasley Broadcast Group, Inc., Class A	7,367
14,305		Bergen Brunswig Corp., Class A	129,639
2,689		Bindley Western Industries, Inc.	96,636
1,011		Block Drug, Inc., Class A	52,888
3,763		Bob Evans Farms, Inc.	70,791
3,755		Bowne & Co., Inc.	31,448
783	[2]	Buca, Inc.	12,234
6,082		CBRL Group, Inc.	108,716
1,151	[2]	CDI Corp.	18,272
2,849	[2]	CEC Entertainment, Inc.	90,812
22,511	[2]	Caremark Rx, Inc.	281,387
2,115		Carter Wallace, Inc.	58,030
2,812	[2]	Cheesecake Factory, Inc.	124,607
3,944		Chiquita Brands International	7,641
4,029		Church and Dwight, Inc.	79,573
3,905	[2]	Citadel Communications Corp.	47,348
142		Coca-Cola Bottling Co.	5,112
3,414	[2]	Computer Horizons Corp.	17,070
2,569	[2]	Consolidated Products, Inc.	19,428
1,523	[2]	Constellation Brands, Inc., Class A	74,246
1,071	[2]	Crown Media Holdings, Inc., Class A	14,860
3,748	[2]	Cumulus Media, Inc., Class A	23,425
3,819		Dean Foods Co.	122,208
5,571	[2]	Del Monte Foods Co.	33,774
9,132		Dial Corp.	102,164
4,849		Dole Food, Inc.	58,491
1,731		Dreyers Grand Ice Cream, Inc.	42,626
1,867	[2]	Duane Reade, Inc.	54,493
4,537		Earthgrains Co.	91,874
81		Farmer Brothers Co.	15,800
4,237		Fleming Cos., Inc.	60,112
628	[2]	GC Cos., Inc.	1,491
1,878		Gaylord Entertainment Co.	44,602
1,847		Great Atlantic & Pacific Tea Co., Inc.	18,470
3,066	[2]	Hain Celestial Group, Inc.	121,682
951	[2]	Hall, Kinion & Associates, Inc.	25,142
2,991		Harland (John H.) Co.	41,500
2,022	[2]	Heidrick & Struggles International, Inc.	124,985
2,463	[2]	Henry Schein, Inc.	60,036
1,328		Herbalife International, Inc., Class A	11,205
3,431	[2]	Hollywood Entertainment Corp.	10,507
2,095	[2]	IHOP Corp.	44,257
440	[2]	Infogrames, Inc.	4,840
1,090		Ingles Markets, Inc., Class A	10,764
4,137	[2]	Insight Communication Co.	57,401
1,816		International Multifoods Corp.	30,758
3,868		Interstate Bakeries Corp.	54,152
2,135	[2]	Ivex Packaging Corp.	20,950
4,037	[2]	Jack in the Box, Inc.	98,906
3,979	[2]	KForcecom, Inc.	16,165
1,820		Kelly Services, Inc., Class A	40,381
4,008	[2]	Korn/Ferry International	140,280
285	[2]	Krispy Kreme Doughnuts, Inc.	28,090
3,570	[2]	Labor Ready, Inc.	10,710
2,695		Lance, Inc.	27,118
2,363		Landrys Seafood Restaurants, Inc.	19,052
1,649		Libbey, Inc.	44,935
229	[2]	Liberty Livewire Corp.	4,809
292		Liqui Box Corp.	10,457
2,709		Lone Star Steakhouse & Saloon	22,857
3,153		Longs Drug Stores Corp.	68,972
2,434		Luby's Cafeterias, Inc.	14,300
2,102	[2]	Mediacom Communications Corp.	35,734
1,300		Michael Foods, Inc.	35,019
9,658	[2]	Modis Professional Services, Inc.	39,839
862	[2]	Mondavi (Robert) Corp., Class A	39,005
1,415		Morrison Management Specialists, Inc.	47,402
6,030	[2]	NBTY, Inc.	39,195
976	[2]	NPC International, Inc.	10,858
436		National Presto Industries, Inc.	13,243
4,807	[2]	Nu Skin Asia Pacific, Inc., Class A	26,138
941	[2]	Nucentrix Broadbank Networks, Inc.	21,290
1,521	[2]	O'Charleys, Inc.	22,245
2,264	[2]	On Assignment, Inc.	57,024
907	[2]	On Command Corp.	9,523
1,413		Oneida Ltd.	15,013
3,526		Owens & Minor, Inc.	53,331
705	[2]	P. F. Chang's China Bistro, Inc.	28,905
7,561	[2]	PSS World Medical, Inc.	22,683
1,953	[2]	Papa Johns International, Inc.	49,069
3,543	[2]	Paxson Communications Corp.	40,302
2,639		PepsiAmericas, Inc.	9,566
1,371	[2]	Performance Food Group Co.	55,525
6,574	[2]	Perrigo Co.	43,553
1,744		Pilgrim's Pride Corp.	11,772
1,167	[2]	Priority HealthCare Corp., Class B	62,726
5,200	[2]	Procurenet, Inc.	780
2,967	[2]	Ralcorp Holdings, Inc.	41,723
1,797	[2]	Rare Hospitality International, Inc.	41,780
1,716	[2]	Regent Communications, Inc.	10,296
888	[2]	Revlon, Inc., Class A	5,161
780	[2]	Rica Foods, Inc.	11,895
767		Riviana Foods, Inc.	13,039
6,560		Ruby Tuesday, Inc.	88,970
3,164		Ruddick Corp.	41,527
3,503	[2]	Ryan's Family Steak Houses, Inc.	29,338
709	[2]	Saga Communications, Inc., Class A	11,698
2,533	[2]	Salem Communications Corp.	30,396
1,013	[2]	Salton, Inc.	23,172
1,493		Schweitzer-Mauduit International, Inc.	24,168
33		Seaboard Corp.	5,775
4,831	[2]	Sinclair Broadcast Group, Inc.	44,536
3,606	[2]	Sirius Satellite Radio, Inc.	181,201
1,269		Smart & Final, Inc.	8,724
5,822	[2]	Smithfield Foods, Inc.	167,019
2,291	[2]	Smucker (J.M.) Co.	50,975
3,497		Sodexho Marriott Services, Inc.	64,257
1,906	[2]	Sonic Corp.	69,569
3,224	[2]	Spanish Broadcasting System, Inc.	29,016
6,265	[2]	Spherion Corp.	74,397
2,068	[2]	Star Scientific, Inc.	8,207
630		Stepan, Co.	12,206
2,965	[2]	Suiza Foods Corp.	137,317
708		Tejon Ranch Co.	15,930
3,770	[2]	Tetra Tech, Inc.	131,007
1,631	[2]	TiVo, Inc.	21,305
4,548	[2]	Topps Co.	41,074
1,321	[2]	Triarc Companies, Inc., Class A	32,942
6,196		Tupperware Corp.	106,106
936	[2]	United Natural Foods, Inc.	11,758
380		United Television, Inc.	50,920
4,763		Universal Foods Corp.	94,069
1,313		Vector Group Ltd.	18,300
874	[2]	Volt Information Science, Inc.	19,009
2,800	[2]	Whole Foods Market, Inc.	129,500
2,028	[2]	Wild Oats Markets, Inc.	12,802
1,297	[2]	World Wrestling Federation Entertainment, Inc.	19,617
1,255	[2]	XM Satellite Radio Holdings, Inc., Class A	36,395
1,326	[2]	Young Broadcasting, Inc., Class A	32,901

		TOTAL	6,661,320

		Energy--2.7%
942	[2]	Atwood Oceanics, Inc.	31,616
3,132	[2]	Barrett Resources Corp.	113,926
1,499	[2]	Basin Exploration, Inc.	29,699
1,656	[2]	Belco Oil & Gas Corp.	15,111
1,897		Berry Petroleum Co., Class A	32,605
3,120	[2]	Brown (Tom), Inc.	71,370
2,784		Cabot Oil & Gas Corp., Class A	54,636
1,239	[2]	Cal Dive International, Inc.	61,640
639	[2]	Callon Petroleum Corp.	9,745
12,221		Chesapeake Energy Corp.	68,743
519	[2]	Clayton Williams Energy, Inc.	14,435
2,046	[2]	Comstock Resources, Inc.	21,227
7,376		Cross Timbers Oil Co.	138,761
1,759	[2]	Denbury Resources, Inc.	12,093
981	[2]	Dril-Quip, Inc.	32,373
3,057		EEX Corp.	14,330
1,080	[2]	EpicEdge, Inc.	1,282
1,305	[2]	Evergreen Resources, Inc.	35,887
1,450	[2]	Forcenergy, Inc.	31,537
3,509	[2]	Forest Oil Corp.	48,468
3,641	[2]	Friede Goldman International, Inc.	20,936
2,917	[2]	Frontier Oil Corp.	23,154
19,098	[2]	Grey Wolf, Inc.	88,328
839	[2]	Gulf Island Fabrication, Inc.	10,959
1,705	[2]	HS Resources, Inc.	53,068
4,164	[2]	Input/Output, Inc.	35,134
1,212	[2]	Key Production Co.	26,664
10,162	[2]	Key Energy Group, Inc.	91,458
2,270	[2]	Louis Dreyfus Natural Gas Corp.	72,782
1,686	[2]	Meridian Resource Corp.	11,697
2,145		Mitchell Energy & Development Corp., Class A	98,670
1,656	[2]	Nuevo Energy Co.	30,015
2,192	[2]	Oceaneering International, Inc.	30,825
2,209	[2]	Offshore Logistics, Inc.	38,105
8,037	[2]	Parker Drilling Co.	48,222
1,264		Patina Oil & Gas Corp.	22,199
3,622	[2]	Patterson Energy, Inc.	101,869
761		Penn Virginia Corp.	20,166
1,668	[2]	Pennaco Energy, Inc.	20,746
8,361		Pennzoil-Quaker State Co.	98,242
10,584		Pioneer Natural Resources, Inc.	138,253
1,728	[2]	Plains Resources, Inc.	33,048
4,343		Pogo Producing Co.	108,575
660	[2]	Prima Energy Corp.	29,329
350	[2]	Prize Energy Corp.	5,862
5,360	[2]	Pure Resources, Inc.	88,440
1,806	[2]	SEACOR SMIT, Inc.	75,626
1,940	[2]	Seitel, Inc.	29,100
1,010	[2]	Spinnaker Exploration Co.	30,552
2,958		St. Mary Land & Exploration Co.	69,328
1,776	[2]	Stone Energy Corp.	90,931
2,123	[2]	Swift Energy Co.	68,997
3,320	[2]	Tesoro Petroleum Corp.	34,445
920	[2]	The Houston Exploration Co.	20,700
2,802	[2]	Transmontaigne, Co.	10,858
2,978	[2]	UTI Energy Corp.	59,746
3,438	[2]	Unit Corp.	45,768
3,259	[2]	Veritas DGC, Inc.	97,770
5,234		Vintage Petroleum, Inc.	110,568

		TOTAL	2,930,619

		Financials--16.9%
1,203		1st Source Corp.	18,872
1,668	[2]	Acacia Research Corp.	53,063
2,273		Advanta Corp., Class A	23,298
2,334	[2]	Affiliated Managers Group	140,332
896		Alabama National Bancorp	17,416
319	[2]	Alexander's, Inc.	24,384
1,350		Alexandria Real Estate Equities, Inc.	45,731
4,131		Alfa Corp.	79,522
461	[2]	Alleghany Corp.	88,598
8,096		Allied Capital Corp.	166,980
2,880		Amcore Financial, Inc.	56,520
2,276		American Capital Strategies Ltd.	50,214
3,049		American Financial Holdings, Inc.	54,501
1,890		American Industrial Properties REIT	23,389
1,076		American National Insurance Co.	72,899
8,313	[2]	Americredit Corp.	223,412
1,588		Amli Residential Properties Trust	36,722
2,000	[2]	Ampal-American Israel Corp., Class A	16,000
2,505		Anchor Bancorp Wisconsin, Inc.	38,671
709		Andover Bancorp, Inc.	21,270
6,360		Arden Realty Group, Inc.	152,640
998		Area Bancshares Corp.	20,833
1,869		Argonaut Group, Inc.	32,123
4,200		Associates First Capital Corp.	88
4,890		Astoria Financial Corp.	183,375
1,100	[2]	BOK Financial Corp.	20,900
4,864		BRE Properties, Inc., Class A	153,824
981		BSB Bancorp, Inc.	14,224
1,788		BT Financial Corp.	34,978
1,219		Baldwin & Lyons, Inc., Class B	23,085
489		BancFirst Corp.	17,726
8,981		Bancorpsouth, Inc.	117,314
1,192		Bank Granite Corp.	27,714
3,488		Bank United Corp., Class A	197,726
2,400		BankAtlantic Bancorp, Inc., Class A	9,600
2,985		Bay View Capital Corp.	24,253
1,973		Bedford Property Investors, Inc.	38,843
1,860		Berkley, (W. R.) Corp.	63,356
1,915	[2]	Blackrock, Inc.	81,627
1,370		Blanch, E. W. Holdings, Inc.	25,859
1,831		Boykin Lodging Co.	16,593
3,634		Brandywine Realty Trust	69,500
1,557		Brenton Banks, Inc.	19,268
1,335		Brookline Bancorp, Inc.	14,435
2,352		Brown & Brown, Inc.	76,440
3,477		Burnham Pacific Properties, Inc.	18,906
2,664		CBL & Associates Properties, Inc.	61,605
1,772		CNA Surety Corp.	20,599
784		CPB, Inc.	19,796
1,849		CVB Financial Corp.	30,855
4,367		Cabot Industrial Trust	82,427
4,037		Camden Property Trust	115,559
2,172		Capital Automotive	27,998
470		Capital City Bank Group, Inc.	9,224
3,655		Capital Federal Financial	52,997
1,867		Capstead Mortgage Corp.	17,853
2,757		Cash America International, Inc.	14,302
961		Cathay Bancorp, Inc.	47,389
2,176		CenterPoint Properties Corp.	96,696
1,164		Century South Banks, Inc.	21,388
2,160		Charter Municipal Mortgage Acceptance Co.	29,138
2,243		Chateau Communities, Inc.	63,084
1,717		Chelsea GCA Realty, Inc.	55,373
1,535		Chemical Financial Corp.	32,811
2,811		Chittenden Corp.	74,667
5,036		Citizens Banking Corp.	119,920
988		City Bank Lynwood, WA	23,218
10,461		Colonial BancGroup, Inc.	92,188
2,284		Colonial Properties Trust	56,101
3,315		Commerce Bancorp, Inc.	200,765
2,689		Commerce Group, Inc.	68,738
5,974		Commercial Federal Corp.	104,545
3,186		Commercial Net Lease Realty	32,258
5,401		Community First Bankshares, Inc.	83,715
1,267	[2]	CompuCredit Corp.	39,119
4,178		Cornerstone Realty Income Trust, Inc.	43,869
11,973	[2]	Corrections Corp. of America	9,728
981		Corus Bankshares, Inc.	38,933
576	[2]	Corvel Corp.	18,252
4,179		Cousins Properties, Inc.	108,654
3,762		Crawford & Co., Class B	47,025
1,725	[2]	Credit Acceptance Corp.	10,566
5,583		Cullen Frost Bankers, Inc.	185,984
2,223	[2]	DLJdirect, Inc.	11,254
1,026	[2]	DVI, Inc.	17,185
1,420		Dain Rauscher Corp.	133,214
7,373	[2]	Data Broadcasting Corp.	32,487
1,617	[2]	Delphi Financial Group, Inc., Class A	59,829
5,856		Developers Diversified Realty	69,906
1,303		Dime Community Bancorp, Inc.	28,910
3,510		Doral Financial Corp.	62,741
2,221		Downey Financial Corp.	106,053
1,249	[2]	E-LOAN, Inc.	3,591
959	[2]	Espeed, Inc., Class A	20,139
2,437		East West Bancorp, Inc.	46,151
1,687		EastGroup Properties, Inc.	34,373
3,128		Eaton Vance Corp.	155,813
2,883		Enhance Financial Services Group, Inc.	33,515
1,632		Entertainment Properties Trust	18,054
3,891		Equity Inns, Inc.	24,076
1,923		Essex Property Trust, Inc.	99,996
1,211		F & M Bancorp	24,674
2,667		F & M National Corp.	69,009
1,228		FBL Financial Group, Inc., Class A	19,725
2,384		FNB Corp.	51,256
704		Farmers Capital Bank Corp.	24,464
4,245		Federal Realty Investment Trust	81,716
4,992		FelCor Lodging Trust, Inc.	109,512
5,665		Fidelity National Financial, Inc.	139,147
1,129	[2]	Financial Federal Corp.	23,921
6,536		Finova Group, Inc.	16,748
5,824		First American Financial Corp.	121,940
964		First Busey Corp.	17,653
3,286		First Charter Corp.	50,728
667		First Citizens Bancshares, Inc., Class A	49,358
6,231		First Commmonwealth Financial Corp.	61,921
1,616		First Federal Capital Corp.	18,988
3,763		First Financial Bancorp	58,326
1,050		First Financial Bankshares, Inc.	32,287
744		First Financial Corp.	21,204
1,372		First Financial Holdings, Inc.	23,152
987		First Indiana Corp.	22,701
4,088		First Industrial Realty Trust	126,217
1,211		First Merchants Corp.	27,853
4,417		First Midwest Bancorp, Inc.	110,701
1,269		First Niagra Financial Group, Inc.	11,500
3,733		First Sentinel Bancorp, Inc.	34,647
870		First Washington Realty Trust, Inc.	21,967
1,838	[2]	FirstFed Financial Corp.	46,869
2,224		Firstbank Corp.	51,013
5,964		Franchise Finance Corp. of America	121,144
6,233		Fremont General Corp.	22,595
2,567	[2]	Friedman, Billings, Ramsey Group, Inc., Class A	20,536
1,596		Frontier Financial Corp.	29,925
2,807	[2]	Frontline Capital Group	40,000
7,893		Fulton Financial Corp.	172,659
1,122		GBC Bancorp	35,764
622	[2]	Gabelli Asset Management, Inc., Class A	22,392
2,507		Gables Residential Trust	63,928
4,043		Gallagher (Arthur J.) & Co.	255,214
3,093		Glenborough Realty Trust, Inc.	49,681
2,565		Glimcher Realty Trust	33,345
2,269		GlobalNet Financial.com, Inc.	10,210
3,110		Gold Banc Corp., Inc.	14,384
784		Great American Financial Resources, Inc.	13,916
1,762		Great Lakes REIT, Inc.	29,844
4,194		Greater Bay Bancorp	136,567
4,407		HCC Insurance Holdings, Inc.	84,008
14,061		HRPT Properties Trust	90,518
3,063		HSB Group, Inc.	121,180
969		Hancock Holding Co.	30,160
2,375		Harbor Florida Bancshares, Inc.	29,094
466	[2]	Harbor Global Co. Ltd.	1,878
1,454		Harleysville Group, Inc.	33,533
997		Harleysville National Corp.	30,649
5,108		Health Care Property Investors, Inc.	150,047
3,021		Health Care REIT, Inc.	53,434
4,320		Healthcare Realty Trust, Inc.	86,130
6,269		Highwoods Properties, Inc.	135,567
1,348		Hilb Rogal & Hamilton Co.	53,414
2,215		Home Properties of New York, Inc.	60,220
4,293		Horace Mann Educators Corp.	72,176
5,416		Hospitality Properties Trust	116,782
5,128		Hudson United Bancorp	114,739
6,952		INMC Mortgage Holdings, Inc.	145,123
3,332		IRT Property Co.	27,281
3,850	[2]	Imperial Bancorp	93,603
6,972		Independence Community Bank	102,401
1,300		Independent Bank Corp.	13,975
3,701		Innkeepers USA Trust	37,704
1,862		Integra Bank Corp.	48,063
872	[2]	Intercept Group, Inc.	23,598
1,684		International Bancshares Corp.	60,308
2,921		Investment Technology Group, Inc.	105,156
3,174		Investors Financial Services Corp.	227,536
1,107		Irwin Financial Corp.	17,089
3,423		JDN Realty Corp.	37,439
1,272		JP Realty, Inc.	20,352
2,625		Jefferies Group, Inc.	71,531
740		John Nuveen & Co., Inc., Class A	35,335
755		Kansas City Life Insurance Co.	24,490
2,796		Kilroy Realty Corp.	72,871
2,829		Koger Equity, Inc.	45,087
1,120		LaSalle Hotel Properties	16,100
3,917	[2]	LaBranche & Co., Inc.	155,211
1,039		LandAmerica Financial Group, Inc.	30,650
4,006		Leucadia National Corp.	99,649
1,830		Lexington Corporate Properties Trust	20,473
1,690		Liberty Corp.	58,516
1,502		Liberty Financial Cos., Inc.	40,554
2,452		MAF Bancorp, Inc.	58,848
3,391		Macerich Co. (The)	66,548
1,951		Manufactured Home Communities, Inc.	48,531
646	[2]	Markel Corp.	93,589
1,167		Medallion Financial Corp.	17,943
1,980	[2]	Medical Assurance, Inc.	27,472
15,268		Meditrust Corp.	41,987
2,005		Merchants New York Bancorp, Inc.	41,604
2,846		Mercury General Corp.	104,235
6,436		Metris Cos., Inc.	208,365
908		Mid American Bancorp	22,586
1,881		Mid-American Apartment Communities, Inc.	41,382
1,170		Mid-State Bancshares	34,515
494		Midland Co.	14,388
1,674		Mills Corp.	28,563
698		Mississippi Valley Bancshares, Inc.	18,366
2,299		Morgan Keegan, Inc.	45,836
2,523		NBT Bancorp, Inc.	37,845
1,332	[2]	National Discount Brokers Group, Inc.	64,852
1,481		National Golf Properties, Inc.	29,435
2,621		National Health Investors, Inc.	16,381
1,882		National Penn Bancshares, Inc.	39,992
648	[2]	National Processing, Inc.	10,246
191	[2]	National Western Life Insurance Co., Class A	16,903
4,901		Nationwide Health Properties, Inc.	73,209
2,517	[2]	Net.B@nk, Inc.	21,866
9,345		New Plan Excel Realty Trust	115,060
3,468	[2]	NextCard, Inc.	26,443
1,500		Northwest Bancorp, Inc.	11,156
1,239		OceanFirst Financial Corp.	25,942
3,805	[2]	Ocwen Financial Corp.	22,354
6,419		Ohio Casualty Corp.	53,960
939		Omega Financial Corp.	27,114
1,184		Oriental Financial Group	14,504
1,351		PFF Bancorp, Inc.	24,993
1,466	[2]	PICO Holdings, Inc.	18,875
1,819		PMA Capital Corp.	29,786
2,429		PS Business Parks, Inc.	63,761
2,638		Pacific Capital Bancorp	70,566
1,954		Pacific Gulf Properties, Inc.	51,903
1,514		Pacific Northwest Bancorp	20,250
946		Pan Pacific Retail Properties, Inc.	19,334
1,004		Park National Corp.	96,007
1,040		Parkway Properties, Inc.	29,770
1,269		Pennsylvania Real Estate Investment Trust	21,811
2,925		Peoples Bank Bridgeport	59,231
668	[2]	Philadelphia Consolidated Holding Corp.	14,905
4,815		Phoenix Investment Partners Ltd.	75,234
1,708		Premier National Bancorp, Inc.	35,014
3,836		Prentiss Properties Trust	97,339
2,153		Presidential Life Corp.	31,353
1,005		Prime Group Realty Trust	14,949
2,991		Provident Bankshares Corp.	56,642
2,386		Provident Financial Group, Inc.	72,176
1,772		Queens County Bancorp, Inc.	49,616
1,115		R&G Financial Corp., Class B	10,941
2,631		RFS Hotel Investors, Inc.	33,874
855		RLI Corp.	33,452
4,241		Raymond James Financial, Inc.	143,399
2,843		Realty Income Corp.	65,389
5,888		Reckson Associates Realty Corp.	133,216
3,338		Regency Realty Corp.	75,105
6,990		Reliance Group Holdings, Inc.	437
4,805		Republic Bancorp, Inc.	45,647
5,242		Republic Security Financial Corp.	35,547
2,923		Richmond County Financial Corp.	68,690
2,020		Riggs National Corp.	22,725
1,278	[2]	Risk Capital Holdings, Inc.	19,809
6,947		Roslyn Bancorp, Inc.	150,663
2,871		S & T Bancorp, Inc.	54,190
994		SCPIE Holdings, Inc.	18,886
2,363		SL Green Realty Corp.	63,358
381		SLM Corp.	20,384
1,013		Sandy Spring Bancorp, Inc.	22,413
889		Santander BanCorp	13,557
1,129		Saul Centers, Inc.	17,288
2,724		Seacoast Financial Services Corp.	28,942
3,504	[2]	Security Capital Group, Inc.	66,795
2,796		Selective Insurance Group, Inc.	48,231
1,343		Senior Housing Properties Trust	12,507
3,178		Shurgard Storage Centers, Inc., Class A	72,101
4,524	[2]	Silicon Valley Bancshares	209,235
9,034		Sky Financial Group, Inc.	150,187
2,298		Smith (Charles E.) Residential Realty, Inc.	101,112
4,598		South Financial Group, Inc.	46,842
2,995	[2]	Southwest Bancorp. of Texas, Inc.	109,317
1,711		Southwest Securities Group, Inc.	48,336
1,255		Sovran Self Storage, Inc.	23,688
3,420		StanCorp Financial Group, Inc.	139,365
1,247		State Auto Financial Corp.	16,834
3,903		Staten Island Bancorp, Inc.	75,377
2,783		Sterling Bancshares, Inc.	47,833
1,077		Stewart Information Services Corp.	16,963
2,835		Storage USA, Inc.	79,203
2,665		Summit Properties, Inc.	63,960
1,866		Sun Communities, Inc.	56,680
4,139		Susquehanna Bankshares, Inc.	58,463
595		Tanger Factory Outlet Centers, Inc.	12,495
3,646		Taubman Centers, Inc.	39,878
1,583		Texas Regional Bancshares, Inc., Class A	47,292
1,745		The Trust Company of New Jersey	25,084
1,716		Town & Country Trust	31,746
1,467	[2]	Triad Guaranty, Inc.	42,635
6,602		Trustco Bank Corp.	79,223
6,551		Trustmark Corp.	124,469
1,765		Tucker Anthony Sutro Corp.	40,816
990		UCBH Holdings, Inc.	36,011
3,958	[2]	UICI	29,438
1,729		UMB Financial Corp.	58,570
1,092		USB Holdings Co., Inc.	13,582
3,689		United Bankshares, Inc.	71,935
3,572		United Community Financial Corp.	25,004
11,020		United Dominion Realty Trust, Inc.	115,710
1,616		United National Bancorp	28,684
1,075		Urban Shopping Centers, Inc.	51,533
174		Value Line, Inc.	6,068
6,425	[2]	Ventas, Inc.	32,125
2,931		W Holding Co., Inc.	27,112
961		WFS Financial, Inc.	15,136
5,504		Washington Federal, Inc.	122,808
3,802		Washington Real Estate Investment Trust	76,040
5,360		Webster Financial Corp. Waterbury	130,650
2,846		Weingarten Realty Investors	119,354
2,035		Wesbanco, Inc.	47,187
3,953		WestAmerica Bancorporation	142,061
1,047		Westcorp, Inc.	16,229
1,847		Western Properties Trust	23,434
3,051		Westfield America, Inc.	42,714
2,451		Whitney Holding Corp.	90,534
7,743	[2]	Wit Soundview Group, Inc.	55,169
16,023	[2]	Wyndham International, Inc., Class A	26,037
979		Zenith National Insurance Corp.	22,272
579	[2]	ePlus, Inc.	8,459

		TOTAL	18,130,545

		Health Care--11.6%
2,256		ADAC Laboratories	29,328
2,312	[2]	ATS Medical, Inc.	42,339
1,594	[2]	Abiomed, Inc.	46,226
1,219	[2]	Accredo Health, Inc.	52,722
2,176	[2]	Acuson Corp.	49,640
1,993	[2]	Advance Paradigm, Inc.	97,408
6,397	[2]	Advanced Tissue Sciences, Inc., Class A	45,579
1,794	[2]	Albany Molecular Research, Inc.	104,276
1,303	[2]	Alexion Pharmaceuticals, Inc.	134,698
5,383	[2]	Alliance Pharmaceutical Corp.	76,035
552	[2]	Allos Therapeutics, Inc.	5,934
2,645		Alpharma, Inc., Class A	102,659
2,355	[2]	AmeriPath, Inc.	42,243
2,121	[2]	American Superconductor Corp.	101,278
6,020	[2]	Amylin Pharmaceuticals, Inc.	60,953
434	[2]	Antigenics, Inc.	6,483
1,493	[2]	Aphton Corp.	44,790
4,156	[2]	Apria Healthcare Group, Inc.	83,120
1,956	[2]	Aradigm Corp.	43,277
2,502	[2]	Ariad Pharmaceutiacals, Inc.	22,831
1,187		Arrow International, Inc.	47,851
2,062	[2]	Arthrocare Corp.	46,782
410	[2]	Aspect Medical Systems, Inc.	3,639
5,263	[2]	Avant Immunotherapeutics, Inc.	44,407
1,575	[2]	Avigen, Inc.	61,031
1,934	[2]	Aviron	126,435
529	[2]	Bacou U.S.A., Inc.	13,225
2,202	[2]	Barr Laboratories, Inc.	139,001
10,746	[2]	Beverly Enterprises, Inc.	53,730
5,857	[2]	Bio-Technology General Corp.	61,499
1,315	[2]	BioCryst Pharmaceuticals, Inc.	11,999
1,794	[2]	BioMarin Pharmaceutical, Inc.	23,322
1,602	[2]	Biomatrix, Inc.	30,638
1,481	[2]	Biopure Corp.	30,453
1,503	[2]	Biosite Diagnostics, Inc.	33,066
753	[2]	Bone Care International, Inc.	18,543
1,568	[2]	CONMED Corp.	23,030
1,657	[2]	CV Therapeutics, Inc.	130,489
2,971	[2]	CardioDynamics International Corp.	15,598
3,278	[2]	Catalytica, Inc.	44,048
3,590	[2]	Cell Genesys, Inc.	82,794
2,318	[2]	Cell Pathways, Inc.	17,675
3,106	[2]	Cell Therapeutics, Inc.	207,762
5,230	[2]	Celsion Corp.	10,460
952	[2]	Cerus Corp.	53,193
704	[2]	Closure Medical Corp.	17,072
795	[2]	Collateral Therapeutics, Inc.	20,099
2,588	[2]	Columbia Laboratories, Inc.	15,852
3,193	[2]	Connetics Corp.	16,713
1,543		Cooper Companies, Inc.	55,162
2,203	[2]	Corixa Corp.	98,034
1,823	[2]	Coulter Pharmaceutical, Inc.	69,844
6,143	[2]	Covance, Inc.	52,983
6,275	[2]	Coventry Health Care, Inc.	114,519
1,109	[2]	Cryolife, Inc.	44,152
2,938	[2]	Cubist Pharmaceuticals, Inc.	126,242
2,651	[2]	CuraGen Corp.	171,321
1,798	[2]	Cyberonics, Inc.	41,804
2,481	[2]	Cygnus, Inc.	22,174
7,727	[2]	Cytogen Corp.	44,430
1,490	[2]	DUSA Pharmaceuticals, Inc.	38,926
7,771	[2]	DaVita, Inc.	87,424
1,259		Datascope Corp.	43,593
1,168		Diagnostic Products Corp.	53,290
2,618	[2]	Diametrics Medical, Inc.	21,599
1,096	[2]	Digene Corp.	35,569
4,723	[2]	Dura Pharmaceuticals, Inc.	162,648
6,247	[2]	Edwards Lifesciences Corp.	83,944
1,558	[2]	Emisphere Technologies, Inc.	39,437
1,051	[2]	Endocare, Inc.	18,590
1,553	[2]	Entremed, Inc.	48,337
2,424	[2]	Enzo Biochem, Inc.	93,324
4,365	[2]	Enzon, Inc.	311,006
1,055	[2]	Exelixis, Inc.	23,276
11,047	[2]	Foundation Health Systems, Inc., Class A	223,011
1,120	[2]	Fuelcell Energy, Inc.	85,750
1,789	[2]	Geltex Pharmaceuticals, Inc.	88,779
2,723	[2]	Gene Logic, Inc.	59,395
2,361	[2]	Genome Therapeutics Corp.	35,267
1,947	[2]	Genta, Inc.	15,698
1,800	[2]	Gentiva Health Services, Inc.	21,263
1,971	[2]	Genzyme Transgenics Corp.	42,253
2,340	[2]	Geron Corp.	54,990
1,000	[2]	Gliatech, Inc.	6,438
2,530	[2]	Guilford Pharmaceuticals, Inc.	62,459
2,664	[2]	Haemonetics Corp.	62,604
6,958		Hooper Holmes, Inc.	66,031
16,691	[2]	Humana, Inc.	202,378
1,033	[2]	Hyseq, Inc.	30,022
1,736	[2]	I-Stat Corp.	34,069
3,676	[2]	IDEXX Laboratories, Inc.	88,224
1,325	[2]	INAMED Corp.	37,100
2,675	[2]	Ilex Oncology, Inc.	96,969
9,943	[2]	Imatron, Inc.	21,440
2,546	[2]	Immune Response Corp.	15,435
3,645	[2]	Immunogen, Inc.	125,297
3,363	[2]	Immunomedics, Inc.	77,769
1,664	[2]	Impath, Inc.	125,840
3,468	[2]	Inhale Therapeutic Systems, Inc.	172,533
748	[2]	Intermune Pharmaceuticals, Inc.	37,400
817	[2]	IntraBiotics Pharmaceuticals, Inc.	12,153
2,563		Invacare Corp.	73,046
3,497	[2]	Invitrogen Corp.	265,991
4,078	[2]	Isis Pharmaceuticals, Inc.	42,054
1,946	[2]	KV Pharmaceutical Co., Class B	75,894
1,078	[2]	Kos Pharmaceuticals, Inc.	21,358
1,828	[2]	Laboratory Corporation of America Holdings	246,552
1,050	[2]	Lexicon Genetics, Inc.	21,263
3,381	[2]	LifePoint Hospitals, Inc.	131,014
5,653	[2]	Ligand Pharmaceuticals, Inc., Class B	84,088
4,391	[2]	Lincare Holdings, Inc.	184,696
1,040	[2]	Lynx Therapeutic, Inc.	18,200
1,762	[2]	MGI PHARMA, Inc.	49,336
8,553	[2]	Manor Care, Inc.	142,728
1,866	[2]	Martek Biosciences Corp.	40,119
2,693	[2]	Matrix Pharmaceuticals, Inc.	38,712
2,409	[2]	Maxim Pharmaceuticals, Inc.	106,899
1,179	[2]	Maximus, Inc.	28,959
807	[2]	Maxygen, Inc.	32,482
3,052	[2]	Medicis Pharmaceutical Corp., Class A	224,704
2,288		Mentor Corp.	40,326
1,214	[2]	Microvision, Inc.	41,352
4,619	[2]	Mid Atlantic Medical Services, Inc.	78,523
992		Mine Safety Appliances Co.	20,832
1,524	[2]	Miravant Medical Technologies	23,051
2,046	[2]	Myriad Genetics, Inc.	245,520
3,803	[2]	NABI, Inc.	23,234
2,272	[2]	NEORX Corp.	36,920
2,139	[2]	NPS Pharmaceuticals, Inc.	91,710
1,566	[2]	Nanogen, Inc.	24,273
1,231	[2]	Neose Technologies, Inc.	44,547
2,118	[2]	Neurocrine Biosciences, Inc.	82,073
1,483	[2]	Neurogen Corp.	46,622
812	[2]	Nexell Therapeutics, Inc.	5,798
2,001	[2]	Noven Pharmaceuticals, Inc.	89,170
1,749	[2]	Novoste Corp.	44,162
519	[2]	ORATEC Interventions, Inc.	5,190
2,526	[2]	OSI Pharmaceuticals, Inc.	181,872
2,439	[2]	Oakley, Inc.	51,219
1,717	[2]	Ocular Sciences, Inc.	21,248
9,773		Omnicare, Inc.	171,028
672	[2]	Orchid Biosciences, Inc.	13,734
3,624	[2]	Organogenesis, Inc.	45,445
4,374	[2]	Orthodontic Centers of America, Inc.	145,982
545	[2]	Paradigm Genetics, Inc.	8,652
2,605	[2]	Parexel International Corp.	22,794
1,960	[2]	Pharmaceutical Product Development, Inc.	61,373
1,720	[2]	Pharmacyclics, Inc.	92,558
1,017	[2]	Photogen Technologies, Inc.	4,577
861	[2]	Praecis Pharmaceuticals, Inc.	21,848
3,227	[2]	Province Heathcare Co.	135,937
7,627	[2]	Quorum Health Group, Inc.	102,011
2,012	[2]	Regeneron Pharmaceuticals, Inc.	53,821
1,399	[2]	RehabCare Group, Inc.	60,419
4,799	[2]	Renal Care Group, Inc.	112,777
2,044	[2]	Res-Care, Inc.	11,242
3,332	[2]	ResMed, Inc.	84,966
1,056	[2]	Research Frontiers, Inc.	20,328
3,542	[2]	Respironics, Inc.	69,512
950	[2]	Ribozyme Pharmaceuticals, Inc.	20,128
436	[2]	RightCHOICE Managed Care, Inc., Class A	12,045
4,719	[2]	SICOR, Inc.	60,462
1,703	[2]	SangStat Medical Corp.	17,030
3,391	[2]	SciClone Pharmaceuticals, Inc.	27,340
406	[2]	Sonic Innovations, Inc.	1,954
987	[2]	SonoSight, Inc.	12,584
1,325	[2]	Staar Surgical Co.	20,869
7,226	[2]	Steris Corp.	108,390
5,119	[2]	Sunrise Technologies International, Inc.	36,953
2,726	[2]	SuperGen, Inc.	35,097
1,861	[2]	Superconductor Technologies, Inc.	18,843
2,201	[2]	Symyx Technologies, Inc.	103,860
2,000	[2]	Syncor International Corp.	51,375
3,499	[2]	Syntroleum Corp.	68,231
2,834	[2]	Targeted Genetics Corp.	28,340
8,913	[2]	Techniclone Corp.	21,447
4,384	[2]	Texas Biotechnology Corp.	64,664
2,793	[2]	Theragenics Corp.	13,092
1,669	[2]	Thermo Cardiosystems, Inc.	13,665
1,620	[2]	Thoratec Laboratories Corp.	19,744
2,487	[2]	Titan Pharmaceuticals, Inc.	104,653
2,103	[2]	Transkaryotic Therapies, Inc.	78,337
3,639	[2]	Triad Hospitals, Inc.	100,982
3,515	[2]	Triangle Pharmaceuticals, Inc.	29,548
1,690	[2]	Trimeris, Inc.	119,568
1,145	[2]	Tularik, Inc.	36,354
2,232	[2]	Twinlab Corp.	11,718
7,754	[2]	US Oncology, Inc.	41,678
1,573		United Therapeutics Corp.	84,156
5,643	[2]	VISX, Inc.	120,972
3,165	[2]	Valentis, Inc.	27,298
3,373		Varian Medical Systems, Inc.	164,855
5,328	[2]	Vasomedical, Inc.	20,313
858	[2]	VaxGen, Inc.	23,541
1,074	[2]	Ventana Medical Systems, Inc.	28,193
2,087	[2]	Vical, Inc.	44,349
601		Vital Signs, Inc.	18,706
3,467	[2]	Vivus, Inc.	11,268
894	[2]	Zoll Medical Corp.	44,309

		TOTAL	12,526,072

		Technology--17.2%
2,462	[2]	24/7 Media, Inc.	12,772
3,525	[2]	3DFX Interactive, Inc.	14,981
2,824	[2]	3DO Co.	8,649
3,465	[2]	ACTV, Inc.	34,109
667	[2]	AGENCY.COM, Inc.	7,004
2,658	[2]	AVT Corp.	16,696
1,963	[2]	AXT, Inc.	75,576
1,497	[2]	About.com, Inc.	35,928
2,546	[2]	Accrue Software, Inc.	11,775
1,061	[2]	Aclara Biosciences, Inc.	18,965
2,351	[2]	Actel Corp.	86,105
6,062	[2]	Actuate Software Corp.	170,873
3,964	[2]	Adaptive Broadband Corp.	63,672
1,010	[2]	Ade Corp.	18,054
1,003	[2]	Adept Technology, Inc.	27,959
5,494	[2]	Advanced Digital Information Corp.	71,422
979	[2]	Advantage Learning Systems, Inc.	29,064
2,769	[2]	Advent Software, Inc.	165,621
3,047	[2]	Aeroflex, Inc.	181,297
628	[2]	Airnet Communications Corp.	9,557
2,455	[2]	Allaire Corp.	17,952
2,958	[2]	Allen Telecom, Inc.	55,278
2,688	[2]	Alliance Semiconductor Corp.	53,760
3,133	[2]	Anadigics, Inc.	70,101
695		Analogic Corp.	24,542
2,171		Analysts International Corp.	13,569
2,330	[2]	Anixter International, Inc.	56,503
3,560	[2]	AnswerThink Consulting Group, Inc.	58,295
1,258	[2]	Aperian, Inc.	4,403
1	[2]	Applied Micro Circuits Corp.	110
1,080	[2]	Applied Science & Technology, Inc.	15,525
708	[2]	AppliedTheory Corp.	3,363
1,036	[2]	AremisSoft Corp.	44,289
2,157	[2]	Ask Jeeves, Inc.	28,041
3,179	[2]	Aspen Technology, Inc.	131,332
3,448	[2]	Asyst Technologies, Inc.	51,720
1,698	[2]	Audiovox Corp., Class A	23,241
2,173	[2]	Aurora Bioscences, Inc.	132,417
4,212	[2]	Avant! Corp.	70,814
2,497	[2]	Avid Technology, Inc.	34,646
4,594	[2]	Avocent Corp.	325,887
1,786	[2]	Aware, Inc.	55,254
3,040	[2]	Axent Technologies, Inc.	58,330
1,166	[2]	BARRA, Inc.	71,272
1,278	[2]	BSQUAR Corp.	19,969
2,518	[2]	Be Free, Inc.	9,915
1,616	[2]	Bell & Howell Co.	30,704
4,530	[2]	Billing Information Concepts Corp.	13,590
4,023	[2]	BindView Development Corp.	31,430
870	[2]	Bio Rad Laboratories, Inc., Class A	26,013
1,445	[2]	Bluestone Software, Inc.	31,068
891	[2]	Bottomline Technologies, Inc.	31,241
1,357	[2]	Breakaway Solutions, Inc.	7,803
5,533	[2]	Brightpoint, Inc.	36,829
1,397	[2]	Brio Technology, Inc.	11,438
3,362	[2]	Broadbase Software, Inc.	36,142
105		Brokat Aktiengesellschaft sponsored ADR	2,205
1,784	[2]	Brooks Automation, Inc.	47,276
1,263	[2]	Brooktrout Technology, Inc.	18,235
466	[2]	C-Bridge Internet Solutions, Inc.	6,874
4,764	[2]	C-Cube Microsystems, Inc.	92,898
1,054	[2]	CACI International, Inc., Class A	21,739
675	[2]	CAIS Internet, Inc.	2,848
2,420	[2]	CCC Information Service Group, Inc.	16,638
1,698	[2]	CTC Communications Group, Inc.	16,396
4,619	[2]	Cable Design Technologies, Class A	106,526
547	[2]	Caldera Systems, Inc.	1,915
1,847	[2]	Calico Commerce, Inc.	5,656
1,438	[2]	California Amplifier, Inc.	35,950
520	[2]	Caliper Technologies Corp.	29,315
5,684	[2]	Cambridge Technology Partners, Inc.	22,026
498	[2]	Caminus Corp.	15,687
1,028	[2]	Carreker-Antinori, Inc.	19,018
1,015	[2]	Carrier Access Corp.	12,688
1,291	[2]	Celeritek, Inc.	42,684
827	[2]	Centennial Cellular Corp., Class A	16,127
467	[2]	Centillium Communications, Inc.	17,739
7,859	[2]	Century Business Services, Inc.	8,841
507		Chordiant Software, Inc.	3,090
1,550	[2]	ChromaVision Medical Systems, Inc.	7,363
4,880	[2]	Ciber, Inc.	38,125
5,982	[2]	Cirrus Logic, Inc.	257,974
2,333	[2]	Clarent Corp.	72,469
1,640	[2]	Clarus Corp.	16,400
974	[2]	Click2learn.com, Inc.	14,123
1,245	[2]	CoStar Group, Inc.	38,906
2,253	[2]	Cobalt Networks, Inc.	124,197
675	[2]	Cognizant Technology Solutions Corp.	27,675
2,844	[2]	Coherent, Inc.	99,007
2,382	[2]	Com21, Inc.	25,755
2,567	[2]	Complete Business Solutions, Inc.	26,633
2,583	[2]	Computer Network Technology	78,499
2,277	[2]	Concord Camera Corp.	70,445
1,750	[2]	Concord Communications, Inc.	13,563
5,742	[2]	Concurrent Computer Corp.	101,203
1,327		Convergent Communication, Inc.	5,640
380	[2]	Coolsavings.com, Inc.	499
454	[2]	Corillian Corp.	6,470
1,881	[2]	Corsair Communications, Inc.	11,404
954	[2]	Crossroads Systems, Inc.	6,618
741	[2]	Cyberoptics Corp.	17,414
2,000	[2]	Cybersource Corp.	11,000
2,278	[2]	Cylink Corp.	9,610
3,064	[2]	Cymer, Inc.	76,600
702	[2]	Cysive, Inc.	5,572
1,102	[2]	DSET Corp.	6,268
3,008	[2]	DSL.net, Inc.	7,896
2,818	[2]	DSP Group, Inc.	79,961
1,030	[2]	Daleen Technolgies, Inc.	10,268
1,290	[2]	Data Return Corp.	14,835
1,746	[2]	Datastream Systems, Inc.	21,389
1,080	[2]	Davox Corp.	10,530
905	[2]	Deltek Systems, Inc.	5,996
3,283	[2]	Dendrite International, Inc.	71,405
883	[2]	Digimarc Corp.	13,190
2,996	[2]	Digital Courier Technologies, Inc.	8,707
2,190	[2]	Digital Insight Corp.	42,294
2,034	[2]	Digital River, Inc.	13,285
1,709	[2]	Documentum, Inc.	145,265
1,156	[2]	Dot Hill Systems Corp.	3,974
2,590	[2]	EMCORE Corp.	106,190
2,984	[2]	ESS Technology, Inc.	46,252
3,894	[2]	Eclipsys Corp.	96,133
2,261	[2]	Elantec Semiconductor, Inc.	251,536
964	[2]	Electric Lightwave, Inc., Class A	5,543
2,166	[2]	Electroglas, Inc.	30,459
489	[2]	Embarcadero Technologies, Inc.	29,554
726	[2]	Emerg Interactive, Inc., Class A	8,122
2,520	[2]	Epresence, Inc.	17,798
484	[2]	Eprise Corp.	1,452
4,044	[2]	Exar Corp.	180,716
1,245	[2]	Excalibur Technologies Corp.	73,299
3,332	[2]	Exchange Applications, Inc.	10,673
796	[2]	Extended Systems, Inc.	31,044
491	[2]	Extensity, Inc.	6,260
1,796	[2]	F5 Networks, Inc.	55,676
1,531	[2]	FEI Co.	36,266
2,690	[2]	FSI International, Inc.	25,051
2,115		FactSet Research Systems	80,095
1,183		Fair Isaac & Co., Inc.	48,503
3,637	[2]	Filenet Corp.	96,381
564	[2]	Firepond, Inc.	4,512
1,950	[2]	First Consulting Group, Inc.	13,041
4,165	[2]	Futurelink Corp.	7,549
516	[2]	GRIC Communications, Inc.	2,580
1,086		Gadzoox Networks, Inc.	4,005
1,443	[2]	Gasonics International Corp.	29,491
2,862	[2]	GenRad, Inc.	26,116
3,757	[2]	General Semiconductor, Inc.	42,971
108	[2]	Genomic Solutions, Inc.	1,512
1,547	[2]	Geoworks Corp.	7,590
2,064		Gerber Scientific, Inc.	16,512
6,815	[2]	Glenayre Technologies, Inc.	56,224
1,887	[2]	Globix Corp.	19,106
1,144	[2]	GoAmerica, Inc.	11,941
2,744	[2]	GoTo.com, Inc.	38,931
1,365	[2]	Great Plains Software, Inc.	53,150
3,475	[2]	HNC Software	70,586
2,351		Helix Technology Corp.	65,534
750	[2]	Hi/fn, Inc.	46,313
3,416	[2]	High Speed Access Corp.	10,035
1,920	[2]	HotJobs.com Ltd.	30,000
2,660	[2]	Hutchinson Technology, Inc.	58,354
3,492	[2]	Hyperion Solutions Corp.	48,888
890	[2]	IBIS Technology Corp.	33,709
1,651	[2]	IDX Systems Corp.	52,832
974	[2]	II-VI, Inc.	20,150
1,232	[2]	IMPSAT Fiber Networks, Inc.	14,784
2,275	[2]	IMRglobal Corp.	18,769
544	[2]	IXYS Corp.	13,770
2,864	[2]	Identix, Inc.	41,242
15,514		Ikon Office Solutions, Inc.	50,421
3,803	[2]	Imation Corp.	75,347
1,404	[2]	Immersion Corp.	13,865
3,997	[2]	InFocus Corp.	176,617
1,497	[2]	Indus International, Inc.	6,082
2,770	[2]	Informatica Corp.	261,765
2,258	[2]	Information Architects Corp.	8,468
179	[2]	Inforte Corp.	5,482
5,820	[2]	Inprise Corp.	37,103
1,309	[2]	Integrated Circuit System, Inc.	17,835
2,765	[2]	Integrated Silicon Solution, Inc.	36,982
8,111	[2]	Intelect Communications, Inc.	9,125
2,180		Inter-Tel, Inc.	25,206
510	[2]	Interactive Intelligence, Inc.	18,615
4,687	[2]	Intergraph Corp.	29,294
5,116	[2]	Interliant, Inc.	30,696
955		Interlink Electronics, Inc.	21,368
913	[2]	Interlogix, Inc.	11,241
5,101	[2]	Internet Pictures Corp.	10,919
1,165	[2]	Internet.com Corp.	24,247
6,806	[2]	Intertrust Technologies Corp.	68,060
3,454	[2]	Intervoice, Inc.	33,784
2,042	[2]	Interworld Corp.	4,467
3,720	[2]	Interwoven, Inc.	374,790
1,774	[2]	IntraNet Solutions, Inc.	82,491
1,660	[2]	Intraware, Inc.	12,139
1,633	[2]	Intrusion.com, Inc.	16,738
28,863	[2]	Iomega Corp.	141,717
5,870	[2]	J.D. Edwards & Co.	151,886
2,193	[2]	JDA Software Group, Inc.	33,032
678	[2]	JNI Corp.	60,384
2,046	[2]	Juno Online Services, Inc.	5,435
956		Keithley Instruments, Inc.	51,146
2,999	[2]	Kent Electronics Corp.	55,856
1,718	[2]	Keynote Systems, Inc.	41,232
1,318	[2]	Kronos, Inc.	48,025
5,094	[2]	Kulicke & Soffa Industries	74,818
5,031	[2]	LTX Corp.	70,434
1,554	[2]	Lante Corp.	5,730
1,319	[2]	Latitude Communications, Inc.	7,584
9,258	[2]	Legato Systems, Inc.	82,454
642	[2]	Level 8 Systems, Inc.	6,179
1,817	[2]	Lightbridge, Inc.	19,419
1,528	[2]	Lightpath Technologies, Inc.	41,638
876	[2]	Lightspan, Inc.	2,026
469	[2]	LivePerson, Inc.	1,085
1,258	[2]	Lodgenet Entertainment	22,094
4,341	[2]	LookSmart Ltd.	30,658
505	[2]	Loudeye Technologies, Inc.	1,925
539	[2]	Luminex Corp.	14,620
1,014	[2]	MCX Communications, Inc.	15,844
3,568	[2]	MEMC Electronic Materials	35,457
1,863	[2]	MICROS Systems Corp.	36,794
579	[2]	MKS Instruments, Inc.	10,639
2,141	[2]	MP3.com, Inc.	7,560
5,331	[2]	MRV Communications, Inc.	210,575
3,432	[2]	MTI Technology Corp.	17,804
4,518	[2]	Mail.com, Inc.	14,684
512	[2]	Manhattan Associates, Inc.	32,776
2,474	[2]	Manugistics Group, Inc.	281,881
1,505	[2]	Mapinfo Corp.	49,195
1,557	[2]	Marimba, Inc.	9,245
400		Marketwatch.Com, Inc.	1,875
3,783	[2]	Mastech Corp.	19,151
618	[2]	MatrixOne, Inc.	18,347
1,671	[2]	Mattson Technology, Inc.	19,634
6,731	[2]	Maxtor Corp.	52,586
682	[2]	McAfee.com, Corp.	4,689
897	[2]	Meade Instruments Corp.	16,426
2,500	[2]	Mechanical Technology, Inc.	18,750
1,092	[2]	Media 100, Inc.	10,784
1,087	[2]	MedicaLogic, Inc.	4,416
1,585	[2]	Medquist, Inc.	17,831
6,825	[2]	Mentor Graphics Corp.	159,961
2,642	[2]	Mercator Software, Inc.	12,054
2,247	[2]	Mercury Computer Systems, Inc.	69,657
2,380	[2]	MetaCreations Corp.	23,800
1,010	[2]	Metasolv Software, Inc.	12,562
696	[2]	Metawave Communications Corp.	9,222
3,786		Methode Electronics, Inc., Class A	142,448
2,197	[2]	Metricom, Inc.	38,997
2,799	[2]	MicroStrategy, Inc.	67,001
3,737	[2]	Micron Electronics, Inc.	29,546
1,102	[2]	Microsemi Corp.	44,080
1,671	[2]	Molecular Devices Corp.	114,255
3,581	[2]	Motient Corp.	43,420
1,782	[2]	Multex.com, Inc.	23,055
3,788	[2]	Mynd Corp.	48,297
3,805	[2]	NBC Internet, Inc., Class A	23,543
681	[2]	NETsilicon, Inc.	9,662
980	[2]	NHancement Technologies, Inc.	24,745
3,758	[2]	NX Networks, Inc.	10,687
2,300	[2]	NYFIX, Inc.	90,850
523	[2]	Nanometrics, Inc.	12,029
3,521		National Data Corp.	134,238
1,832	[2]	National Information Consortium, Inc.	6,183
3,846	[2]	Natural Microsystems Corp.	173,791
1,484	[2]	Neoforma.com, Inc.	2,551
463	[2]	Neon Systems, Inc.	3,270
1,432	[2]	Net Perceptions, Inc.	4,744
498	[2]	Net.Genesis Corp.	1,743
516	[2]	NetGuru, Inc.	2,580
2,562	[2]	NetIQ Corp.	220,652
1,179	[2]	NetObjects, Inc.	3,463
1,523	[2]	NetScout Systems, Inc.	28,461
666	[2]	NetSolve, Inc.	4,995
3,884	[2]	NetZero, Inc.	5,705
2,819	[2]	Netegrity, Inc.	219,882
5,636	[2]	Netmanage, Inc.	7,221
1,562	[2]	Netopia, Inc.	16,987
806	[2]	Netpliance, Inc.	1,461
3,643	[2]	Netro Corp.	79,463
335	[2]	Netsol International, Inc.	2,973
1,760	[2]	Network Access Solutions Corp.	4,785
2,339	[2]	Network Equipment Technologies, Inc.	22,221
1,573	[2]	Network Peripherals, Inc.	17,106
2,704	[2]	New Era of Networks, Inc.	42,081
993	[2]	Niku Corp.	15,640
1,445	[2]	Novadigm, Inc.	14,450
518	[2]	Nuance Communications, Inc.	44,678
637	[2]	Numerical Technologies, Inc.	13,059
2,233	[2]	ONYX Software Corp.	35,449
585	[2]	OTG Software, Inc.	18,428
4,710	[2]	Oak Technology, Inc.	132,174
2,081	[2]	Objective Systems Integrator	18,729
2,169	[2]	On2.com, Inc.	4,945
909	[2]	Onvia.com, Inc.	2,386
3,783	[2]	Open Market, Inc.	12,531
774	[2]	Opus360 Corp.	1,258
1,076	[2]	Osicom Technologies, Inc.	34,432
8,236	[2]	P-COM, Inc.	46,328
1,381	[2]	PC-Tel, Inc.	23,822
1,658	[2]	PLX Technology, Inc.	39,792
2,213	[2]	PRI Automation, Inc.	50,069
1,348	[2]	Packard BioScience Co.	21,737
1,761	[2]	Packeteer, Inc.	43,805
1,757	[2]	Paradyne Networks, Inc.	7,028
380	[2]	Pec Solutions, Inc.	2,613
2,184	[2]	Pericom Semiconductor Corp.	57,876
6,185	[2]	Perot Systems Corp.	61,463
1,119	[2]	Persistance Software, Inc.	13,148
2,132	[2]	Pharmacopedia, Inc.	38,909
2,578	[2]	Phoenix Technology, Ltd.	41,409
1,199	[2]	Photon Dynamics, Inc.	43,164
2,624	[2]	Photronics, Inc.	59,204
4,914	[2]	Pinnacle Systems, Inc.	62,039
3,379		Pioneer Standard Electronics, Inc.	46,884
641	[2]	Pixelworks, Inc.	21,353
5,174	[2]	Plantronics, Inc.	236,064
4,774		Polaroid Corp.	48,038
2,892	[2]	Power Integrations, Inc.	38,861
485	[2]	Predictive Systems, Inc.	6,729
444	[2]	Preview Systems, Inc.	2,248
1,328	[2]	Primus Knowledge Solutions, Inc.	10,790
1,590	[2]	ProBusiness Services, Inc.	51,973
561	[2]	Procom Technology, Inc.	12,728
2,187	[2]	Prodigy Communications Corp.	9,568
3,614	[2]	Progress Software Corp.	57,146
1,458	[2]	Project Software & Development, Inc.	18,954
2,698	[2]	Proxim, Inc.	163,566
3,464	[2]	Puma Technology, Inc.	46,981
2,278	[2]	PurchasePro.com, Inc.	61,506
1,316	[2]	QRS Corp.	11,104
8,434	[2]	Quantum Corp. - Hard Disk Drive	96,464
2,137	[2]	QuickLogic Corp.	18,966
1,863	[2]	Quintus Corp.	13,914
2,368	[2]	Quokka Sports, Inc.	7,252
3,971	[2]	REMEC, Inc.	118,385
1,549	[2]	RadiSys Corp.	41,049
1,752	[2]	Radiant Systems, Inc.	32,303
2,262	[2]	Rainbow Technologies, Inc.	56,267
1,575	[2]	Ramp Networks, Inc.	2,953
3,057	[2]	Rare Medium Group, Inc.	14,139
1,172	[2]	Razorfish, Inc.	5,274
2,777	[2]	Remedy Corp.	47,556
5,045	[2]	Retek, Inc.	198,962
6,542	[2]	Rhythms NetConnections, Inc.	14,311
3,770	[2]	Robotic Vision Systems, Inc.	20,617
578	[2]	Rudolph Technologies, Inc.	22,542
9,759	[2]	S3, Inc.	88,136
3,168	[2]	SAGA Systems, Inc.	17,028
1,196	[2]	SBS Technologies, Inc.	30,797
1,427	[2]	SCM Microsystems, Inc.	54,226
1,658	[2]	SERENA Software, Inc.	84,351
916	[2]	SPSS, Inc.	20,610
1,528	[2]	SVI Holdings, Inc.	6,937
447	[2]	Saba Software, Inc.	10,477
1,570	[2]	Sagent Technology, Inc.	4,023
1,545	[2]	SalesLogix Corp.	14,195
1,425	[2]	Sanchez Computer Associates	22,889
1,792	[2]	Savvis Communication Corp.	6,944
2,101	[2]	SciQuest.com, Inc.	9,389
411	[2]	Scientific Learning Corp.	2,299
1,803	[2]	SeaChange International, Inc.	39,666
2,652	[2]	Secure Computing Corp.	60,996
495	[2]	Selectica, Inc.	13,056
1,643	[2]	Semitool, Inc.	21,462
600	[2]	Sequenom, Inc.	19,425
467	[2]	Sequoia Software Corp.	2,335
20,094	[2]	Silicon Graphics, Inc.	90,423
3,406	[2]	Silicon Image, Inc.	40,021
3,574	[2]	Silicon Valley Group, Inc.	117,719
1,218	[2]	SilverStream Software, Inc.	27,405
51	[2]	Simione Central Holdings, Inc.	172
2,384	[2]	Sipex Corp.	93,870
509	[2]	Siti-Sites.com, Inc.	97
650	[2]	SmartDisk Corp.	3,331
378	[2]	SmartServ Online, Inc.	7,324
3,082	[2]	SoftNet Systems, Inc.	14,254
489	[2]	Software Technologies Corp.	8,313
3,074		Somera Communications	34,583
1,089	[2]	Sonic Foundry, Inc.	6,942
2,464	[2]	Sonicwall, Inc.	36,806
1,227	[2]	SpectraLink Corp.	9,126
2,681	[2]	SpeedFam-IPEC, Inc.	25,470
1,927	[2]	Sportsline USA, Inc.	16,500
1,522	[2]	Standard Microsystems Corp.	36,528
390		Stanford Microdevices, Inc.	9,774
4,928	[2]	StarBase Corp.	25,102
3,940	[2]	Starmedia Network, Inc.	24,133
10,037	[2]	Storage Technology Corp.	97,861
3,829	[2]	Structural Dynamics Research Corp.	39,487
831	[2]	Supertex, Inc.	23,580
2,500	[2]	Sykes Enterprises, Inc.	13,438
2,465	[2]	Symmetricom, Inc.	31,422
565	[2]	Syntel, Inc.	5,332
3,494	[2]	Systems & Computer Technology Corp.	50,445
2,022	[2]	THQ, Inc.	41,451
2,879	[2]	Take-Two Interactive Software, Inc.	35,808
1,366	[2]	Tanning Technology Corp.	7,364
4,682	[2]	Technology Solutions Corp.	11,120
1,746	[2]	TelCom Semiconductor, Inc.	24,553
387	[2]	Telaxis Communications Corp.	1,729
1,180	[2]	Telocity, Inc.	3,393
1,702		Telxon Corp.	38,189
1,464	[2]	TenFold Corp.	6,314
1,238	[2]	Therma-Wave, Inc.	25,379
1,302	[2]	Tollgrade Communications, Inc.	124,667
3,541	[2]	Transaction Systems Architects, Inc., Class A	47,804
1,617	[2]	Travelocity.com, Inc.	22,840
1,435	[2]	TriZetto Group, Inc.	28,700
1,812	[2]	Tricord Systems, Inc.	29,898
2,488	[2]	Trimble Navigation Ltd.	59,090
1,020	[2]	Tumbleweed Communications Corp.	17,468
1,640	[2]	Tut Systems, Inc.	54,530
1,844	[2]	U.S. Interactive, Inc.	1,844
1,357	[2]	U.S. Wireless Corp.	20,864
4,583	[2]	UNOVA, Inc.	22,056
487	[2]	Ulticom, Inc.	23,254
2,243	[2]	Ultratech Stepper, Inc.	52,711
522	[2]	Unigraphics Solutions, Inc.	9,592
1,390	[2]	Universal Display Corp.	23,978
326	[2]	Uproar Ltd.	672
1,307	[2]	VASCO Data Security International, Inc.	16,583
1,609	[2]	VIA NET.WORKS, Inc.	11,917
452	[2]	ValueClick, Inc.	1,893
3,446	[2]	Varian Semiconductor Equipment Associates, Inc.	79,258
3,460	[2]	Varian, Inc.	106,611
2,541	[2]	Veeco Instruments, Inc.	168,222
3,102	[2]	Verity, Inc.	72,897
379	[2]	Versata, Inc.	6,254
3,023	[2]	Vertel Corp.	16,060
1,209	[2]	Vertex Interactive, Inc.	18,135
1,924	[2]	ViaLink Co.	13,829
1,674	[2]	ViaSat, Inc.	36,828
1,232	[2]	Viador, Inc.	5,698
4,089	[2]	Viant Corp.	24,278
3,295	[2]	Visual Networks, Inc.	12,150
778	[2]	Vyyo, Inc.	17,213
2,073	[2]	WESCO International, Inc.	17,361
1,251	[2]	Watchguard Technologies, Inc.	62,550
4,905	[2]	Wave Systems Corp.	56,714
1,430	[2]	WebTrends Corp.	45,961
388	[2]	Websense, Inc.	6,984
2,973	[2]	Westell Technologies, Inc., Class A	16,352
17,065	[2]	Western Digital Corp.	102,390
1,589	[2]	White Electronic Designs Corp.	15,195
2,357	[2]	Wink Communications, Inc.	24,159
6,572	[2]	World Access, Inc.	32,039
1,390	[2]	WorldGate Communications, Inc.	25,976
1,806		X-Rite, Inc.	12,191
2,827	[2]	Xircom, Inc.	39,931
909	[2]	Xpedior, Inc.	1,704
3,447	[2]	Xybernaut Corp.	16,266
2,731	[2]	Zebra Technologies Corp., Class A	119,652
1,739	[2]	Zoran Corp.	87,167
1,421	[2]	Zygo Corp.	70,340
4,219	[2]	e-MedSoft.com	6,329
553	[2]	eBenX, Inc.	6,601
2,577	[2]	eGain Communications Corp.	16,751
4,970	[2]	eLoyalty Corp.	47,836
2,123	[2]	eMachines, Inc.	2,189
2,721	[2]	eXcelon Corp.	22,108
2,166	[2]	iVillage, Inc.	5,144
4,438	[2]	iXL Enterprises, Inc.	11,372

		TOTAL	18,529,824

		Transportation--1.8%
6,194	[2]	AirTran Holdings, Inc.	27,486
5,166		Airborne Freight Corp.	52,306
2,651	[2]	Alaska Air Group, Inc.	68,760
4,259		Alexander and Baldwin, Inc.	106,209
3,553	[2]	America West Holdings Corp., Class B	35,308
1,048	[2]	American Classic Voyages	14,476
2,371	[2]	American Freightways Corp.	38,232
1,684	[2]	Arkansas Best Corp.	26,944
2,135		Arnold Industries, Inc.	37,496
1,819	[2]	Atlantic Coast Airlines Holdings	65,029
1,670	[2]	Atlas Air, Inc.	60,538
5,220		CNF Transportation, Inc.	139,309
1,017	[2]	Cheap Tickets, Inc.	10,806
5,200	[2]	Cyber-Care, Inc.	25,513
2,942	[2]	EGL, Inc.	83,847
674	[2]	Expedia, Inc.	8,636
1,501	[2]	Forward Air Corp.	61,729
2,208	[2]	Fritz Companies, Inc.	17,940
1,874	[2]	Frontier Airlines, Inc.	44,039
1,593	[2]	Heartland Express, Inc.	27,678
615	[2]	Hotel Reservations Network, Inc., Class A	21,525
1,849		Hunt (J.B.) Transportation Services, Inc.	24,153
2,635	[2]	Kirby Corp.	48,583
722	[2]	Knight Transportation, Inc.	11,462
956	[2]	Landstar System, Inc.	45,171
933	[2]	M.S. Carriers, Inc.	14,578
3,422	[2]	Mesa Air Group, Inc.	20,104
1,271	[2]	Mesaba Holdings, Inc.	13,743
1,535	[2]	Midwest Express Holdings, Inc.	29,165
2,706		Overseas Shipholding Group, Inc.	64,944
1,461		RPC Energy Services, Inc.	18,171
1,284		Roadway Express, Inc.	26,402
5,026		Rollins Truck Leasing Corp.	26,387
6,362		Ryder Systems, Inc.	125,650
2,549		SkyWest, Inc.	128,725
4,594	[2]	Swift Transportation Co.	65,465
2,632	[2]	Trico Marine Services, Inc.	43,757
2,833		USFreightways Corp.	72,950
2,956		Werner Enterprises, Inc.	41,384
2,935		Westinghouse Air Brake, Co.	29,717
5,279	[2]	Wisconsin Central Transportation Corp.	67,637
2,603	[2]	Yellow Corp.	46,854

		TOTAL	1,938,808

		Utilities--4.0%
5,768		AGL Resources, Inc.	117,523
7,939		Allete	171,185
1,053		American States Water Co.	32,840
3,409		Atmos Energy Corp.	78,833
4,985		Avista Corp.	111,851
4,082	[2]	Azurix Corp.	25,513
2,436		Black Hills Corp.	76,125
1,804		CH Energy Group, Inc.	71,033
1,427		California Water Service Group	38,440
1,152		Cascade Natural Gas Corp.	21,240
2,440		Cleco Corp.	116,053
9,412		Conectiv, Inc.	168,828
937		E'Town Corp.	63,130
5,815	[2]	El Paso Electric Co.	69,722
1,861		Empire Distribution Electric Co.	51,526
2,868		Energen Corp.	82,097
316		EnergyNorth, Inc.	19,355
3,481		Hawaiian Electric Industries, Inc.	114,655
3,981		Idacorp, Inc.	196,313
6,593		Kansas City Power And Light Co.	158,644
1,997		Laclede Gas Co.	43,684
6,722		MDU Resources Group, Inc.	196,619
1,742		Madison Gas & Electric Co.	37,889
1,149		Midcoast Energy Resources, Inc.	23,267
1,335		NUI Corp.	41,635
1,881		New Jersey Resources Corp.	75,122
2,696		Northwest Natural Gas Co.	63,188
2,500		Northwestern Corp.	55,313
8,313		OGE Energy Corp.	170,936
Shares or Principal Amount			Value
3,079		ONEOK, Inc.	122,005
2,571		Otter Tail Power Co.	57,044
3,760		Peoples Energy Corp.	129,250
3,669		Philadelphia Suburban Corp.	85,992
3,356		Piedmont Natural Gas, Inc.	102,358
3,723		Public Service Co. New Mexico	102,615
3,779		RGS Energy Group, Inc.	111,481
194		SJW Corp.	23,062
1,907		Semco Energy, Inc.	29,559
8,366		Sierra Pacific Resources	143,791
1,182		South Jersey Industries, Inc.	34,426
3,368	[2]	Southern Union Co.	63,361
3,378		Southwest Gas Corp.	70,516
2,683		Southwestern Energy Co.	21,464
2,888		UGI Corp.	66,966
1,565		UIL Holdings Corp.	73,262
3,206		UniSource Energy Corp.	47,890
6,537		Vectren Corp.	151,168
2,822		WPS Resources Corp.	90,833
4,925		Washington Gas Light Co.	125,588
2,087		Western Gas Resources, Inc.	45,784
7,435		Western Resources, Inc.	158,923

		TOTAL	4,349,897

		TOTAL COMMON STOCKS (IDENTIFIED COST $89,633,388)	96,407,000

		PREFERRED STOCKS--0.0%
		Consumer Staples--0.0%
1		Corrections Corp. America, Conv. Pfd., Series B, $6.75	11
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $12)	11
		SHORT-TERM U.S. GOVERNMENT OBLIGATION--0.6%[3]
$700,000		United States Treasury Bill, 1/18/2001 (IDENTIFIED COST $691,006)	691,006
		MUTUAL FUND--13.4%
14,393,655		Prime Value Obligations Fund, IS Shares (AT NET ASSET VALUE)	$14,393,655

		TOTAL INVESTMENTS (IDENTIFIED COST $104,718,061)[4]	$111,491,672

1 The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open Index futures contracts is $10,010,000 at October 31, 2000, which represents 9.3% of net assets. Taking into consideration these open Index futures contracts, the Fund's effective total exposure to the Index is 98.9%.

2 Non-income producing security.

3 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4 The cost of investments for federal tax purposes amounts to $106,725,961. The net unrealized appreciation of investments on a federal tax basis amounts to $4,765,711 which is comprised of $23,421,233 appreciation and $18,655,522 depreciation at October 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($107,565,819) at October 31, 2000.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

October 31, 2000
Assets:
Total investments in securities, at value (identified cost $104,718,061and tax cost $106,725,961)		$111,491,672
Cash		1,426,534
Income receivable		63,656
Receivable for investments sold		581,935
Receivable for shares sold		1,344,773
Receivable for daily variation margin		269,085

TOTAL ASSETS		115,177,655

Liabilities:
Payable for investments purchased	$7,475,455
Payable for shares redeemed	135,511
Accrued expenses	870

TOTAL LIABILITIES		7,611,836

Net Assets for 7,690,593 shares outstanding		$107,565,819

Net Assets Consist of:
Paid in capital		$88,498,807
Net unrealized appreciation of investments and futures contracts		6,020,867
Accumulated net realized gain on investments and futures contracts		12,868,294
Undistributed net investment income		177,851

TOTAL NET ASSETS		$107,565,819

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net Asset Value, Offering Price and Redemption Proceeds Per Share ($101,329,662 ÷ 7,242,290 shares outstanding)		$13.99

Class C Shares:
Net Asset Value and Offering Price Per Share ($6,236,157 ÷ 448,303 shares outstanding)		$13.91

Redemption Proceeds Per Share (99.00/100 of $13.91)[1]		$13.77

1 See "What do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2000
Investment Income:
Dividends (net of foreign taxes withheld of $680)			$1,352,451
Interest			584,908

TOTAL INCOME			1,937,359

Expenses:
Management fee		$535,355
Custodian fees		45,164
Transfer and dividend disbursing agent fees and expenses		98,133
Directors'/Trustees' fees		4,485
Auditing fees		12,199
Legal fees		3,008
Portfolio accounting fees		97,463
Distribution services fee--Class C Shares		41,778
Shareholder services fee--Institutional Shares		253,751
Shareholder services fee--Class C Shares		13,926
Share registration costs		36,445
Printing and postage		56,306
Insurance premiums		1,321
Miscellaneous		5,722

TOTAL EXPENSES		1,205,056

Waivers and Reimbursements:
Waiver of shareholder services fee--Institutional Shares	$(131,951)
Reimbursement of management fee	(334)

TOTAL WAIVERS AND EXPENSE REDUCTIONS		(132,285)

Net expenses			1,072,771

Net investment income			864,588

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments and futures contracts			19,585,195
Net change in unrealized depreciation of investments and futures contracts			(3,942,494)

Net realized and unrealized gain on investments and futures contracts			15,642,701

Change In Net Assets Resulting From Operations			$16,507,289

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$864,588	$863,552
Net realized gain (loss) on investments and futures contracts ($19,685,980 and $11,177,834, respectively, as computed for federal tax purposes)	19,585,195	10,152,390
Net change in unrealized appreciation/depreciation of investments and futures contracts	(3,942,494)	3,230,965

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,507,289	14,246,907

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(686,737)	(962,809)
Class C Shares	--	(1,640)
Distributions from net realized gains on investments and futures contracts
Institutional Shares	(10,712,667)	(7,701,941)
Class C Shares	(449,824)	(77,652)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,849,228)	(8,744,042)

Share Transactions:
Proceeds from sale of shares	258,138,689	247,992,067
Net asset value of shares issued to shareholders in payment of distributions declared	7,694,804	5,642,185
Cost of shares redeemed	(264,412,200)	(277,245,957)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,421,293	(23,611,705)

Change in net assets	6,079,354	(18,108,840)
Net Assets:
Beginning of period	101,486,465	119,595,305

End of period (including undistributed net investment income of $177,851 and $0, respectively)	$107,565,819	$101,486,465

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2000

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mini-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Class C Shares. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000® Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for tax equalization accounting. The following reclassifications have been made to the financial statements.

Increase (Decrease)

Paid In capital	Accumulated net realized gain on investments and futures contracts
$5,500,000	$(5,500,000)

Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the fiscal year ended October 31, 2000, the Fund had realized gains on future contracts of $2,047,768. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At October 31, 2000, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
December 2000	40 Russell 2000 Index Futures	Long	$(752,744)

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended October 31	2000		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	17,100,852	$247,960,454	17,708,794	$240,783,432
Shares issued to shareholders in payment of distributions declared	549,532	7,271,075	436,951	5,570,929
Shares redeemed	(17,543,527)	(255,740,183)	(20,110,830)	(273,043,177)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	106,857	$(508,654)	(1,965,085)	$(26,688,816)

Year Ended October 31	2000		1999
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	701,709	$10,178,235	536,474	$7,208,635
Shares issued to shareholders in payment of distributions declared	32,345	423,729	5,613	71,256
Shares redeemed	(598,643)	(8,672,017)	(313,903)	(4,202,780)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	135,411	$1,929,947	228,184	$3,077,111

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	242,268	$1,421,293	(1,736,901)	$(23,611,705)

MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment management fee equal to 0.50% of the Fund's average daily net assets. Under the terms of a sub-management agreement between the Manager and Northern Trust Quantitative Advisors, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.065% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Manager. The Manager has agreed to reimburse certain investment management fees as a result of these transactions.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class C Shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of the average daily net assets of Class C Shares annually, to compensate FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fee

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the fiscal year ended October 31, 2000, were as follows:

Purchases	$54,098,030
Sales	$59,184,064

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INDEX TRUST AND SHAREHOLDERS OF FEDERATED MINI-CAP FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments of the Federated Mini-Cap Fund (one of the portfolios constituting the Federated Index Trust) as of October 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Mini-Cap Fund of the Federated Index Trust at October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP

December 15, 2000
Boston, Massachusetts

A Statement of Additional Information (SAI) dated December 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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FEDERATED World-Class Investment Manager®

Federated Mini-Cap Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061

Cusip 31420E304

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2062305A (12/00)

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Federated is a registered mark of Federated Investors, Inc.
2000 ©Federated Investors, Inc.

FEDERATED World-Class Investment Manager®

Federated Mini-Cap Fund

A Portfolio of Federated Index Trust

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PROSPECTUS

December 31, 2000

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CLASS C SHARES

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A mutual fund seeking to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks comprising the Russell 2000® Index (Index).

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The Fund is neither affiliated with nor promoted, sponsored or endorsed by the Frank Russell Company. Frank Russell's only relationship to the Fund is the licensing of the use of the Index. Frank Russell Company is the owner of the trademarks and copyrights relating to the Index. The Russell 2000® Index is a trademark/service mark of the Frank Russell Company. RussellTM is a trademark of the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

CONTENTS

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Risk/Return Summary	1
What are the Fund's Fees and Expenses?	3
What are the Fund's Investment Strategies?	4
What are the Principal Securities in Which the Fund Invests?	4
What are the Specific Risks of Investing in the Fund?	5
What do Shares Cost?	6
How is the Fund Sold?	7
How to Purchase Shares	8
How to Redeem and Exchange Shares	10
Account and Share Information	13
Who Manages the Fund?	14
Financial Information	15
Report of Ernst &Young LLP, Independent Auditors	77

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide investment results that generally correspond to the aggregate price and dividend performance of the approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000® Index. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests at least 80% of its assets in the small capitalization common stocks comprising the Index.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

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  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Liquidity Risks. Equity securities that are not widely held may trade less frequently than more widely held securities. This limits trading opportunity, making it more difficult to sell or buy the securities at a favorable price or time.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

The bar chart shows the Fund's Class C Shares total return on a calendar year-end basis.

The total return displayed for the Fund does not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the return shown would have been lower.

The Fund's total return for the nine-month period from January 1, 2000 to September 30, 2000 was 1.82%.

Within the period shown in the chart, the Fund's Class C Shares highest quarterly return was 17.80% (quarter ended December 31, 1999). Its lowest quarterly return was (20.80%) (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund's Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1999. The table shows the Fund's Class C Shares total returns averaged over a period of years relative to the Russell 2000® Index, a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class C Shares	Russell 2000
1 Year	16.75%	21.26%
Start of Performance[1]	5.41%	8.41%

1 The Fund's Class C Shares start of performance date was November 10, 1997.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED MINI-CAP FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class C Shares.

Shareholder Fees
Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee	0.50%
Distribution (12b-1) Fee	0.75%
Shareholder Services Fee	0.25%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.84%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class C Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Expenses assuming redemption	$287	$579	$996	$2,159
Expenses assuming no redemption	$187	$579	$996	$2,159

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What are the Fund's Investment Strategies?

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The Fund pursues its investment objective by investing in the stocks of the Index in the same weights as the Index. This is called a "full replication" strategy. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. As of September 30, 2000, the capitalization range of the issuers comprising the Index was $9,000,000 to $5,583,000,000. As of the same date, the weighted median market capitalization of the Fund was $894,000,000.

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The Fund purchases Index futures contracts in order to more closely track the performance of the Index, while maintaining cash equivalent positions as necessary for the Fund's operations.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

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Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

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What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

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  The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

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RISKS RELATED TO COMPANY SIZE

  Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

LIQUIDITY RISKS

  Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
  Over-the-counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

SECTOR RISKS

  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

What do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

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Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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Shares Offered	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charge
		Front-End Sales Charge	Contingent Deferred Sales Charge[2]
Class C	$1,500/$100	None	1.00%

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1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

2 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class C Shares:
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 120 days of redeeming Shares of an equal or lesser amount;
  that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled as defined by the IRS;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution; or
  upon the death of the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Class C Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class C Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

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How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

In order to maximize the Fund's ability to track the Index, investors are urged to transmit purchase requests prior to 2:00 p.m. (Eastern time).

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member.A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

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The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Northern Trust Quantitative Advisors, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager develops, maintains and runs the computer program designed to determine which securities are purchased and sold to replicate the composition of the Index. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 50 South LaSalle Street, Chicago, IL 60675. The Sub-Manager is a subsidiary of the Northern Trust Company and is an investment adviser primarily to corporate defined benefit and defined contribution plans as well as public pension funds and tax-exempt foundations and endowments. These plans have as of September 30, 2000, placed approximately $72.6 billion in assets with the Sub-Manager. Since 1973, the Sub-Manager has developed and managed a family of equity and bond index funds in which some 681 nationwide non- financial institution clients invest. In total, the Sub-Manager manages 77 commingled/common trust funds. The Northern Trust Company is a subsidiary of Northern Trust Corporation, a bank holding company and one of the nation's largest trust institutions with subsidiaries located across the United States and in several other countries. As of September 30, 2000, total assets of Northern Trust Corporation were $34.8 billion and subsidiaries of Northern Trust Corporation held trust assets under administration of $1.7 trillion.

The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Financial Information

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended		Period Ended 10/31/98 [1]
	2000	1999
Net Asset Value, Beginning of Period	$13.59	$13.00	$16.75
Income From Investment Operations:
Net investment income (net operating loss)[2]	(0.00)	(0.00)	0.00
Net realized and unrealized gain (loss) on investments and futures contracts	1.82	1.42	(2.25)

TOTAL FROM INVESTMENT OPERATIONS	1.82	1.42	(2.25)

Less Distributions:
Distributions from net investment income	--	(0.01)	(0.04)
Distributions from net realized gain on investments and futures contracts	(1.50)	(0.82)	(1.46)

TOTAL DISTRIBUTIONS	(1.50)	(0.83)	(1.50)

Net Asset Value, End of Period	$13.91	$13.59	$13.00

Total Return[3]	14.09%	11.44%	(14.47%)

Ratios to Average Net Assets:
Expenses	1.84%	1.81%	1.72% [4]

Net investment income (net operating loss)	(0.06%)	(0.09%)	0.00% [4]

Supplemental Data:
Net assets, end of period (000 omitted)	$6,236	$4,252	$1,101

Portfolio turnover	56%	47%	48%

1 Reflects operations for the period from November 10, 1997 (date of initial public investment) to October 31, 1998.

2 Less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2000

Shares			Value
		COMMON STOCKS--89.6%1
		Basic Material--4.7%
8,893		AK Steel Holding Corp.	$82,260
2,470	[2]	ATMI, Inc.	46,621
5,321	[2]	Airgas, Inc.	35,917
2,575		Albemarle Corp.	59,708
1,993		Arch Chemicals, Inc.	38,739
1,791		Arch Coal, Inc.	19,477
14,022		Battle Mountain Gold Co.	19,280
14,052	[2]	Bethlehem Steel Corp.	40,400
2,890	[2]	Buckeye Technologies, Inc.	49,491
685	[2]	Bush Boake Allen, Inc.	33,137
2,709		CONSOL Energy, Inc.	45,884
652	[2]	CSS Industries, Inc.	13,529
2,472	[2]	Cabot Microelectronics Corp.	109,232
3,761	[2]	Cadiz, Inc.	39,961
3,651		Calgon Carbon Corp.	21,450
2,665		Cambrex Corp.	106,433
2,753		Caraustar Industries, Inc.	27,702
568		Carbo Ceramics, Inc.	17,005
1,957		Carpenter Technology Corp.	60,667
798		Centex Construction Products, Inc.	20,698
1,615		ChemFirst, Inc.	37,145
1,629		Chesapeake Corp.	31,969
1,120		Cleveland Cliffs, Inc.	23,100
1,453		Commercial Metals Corp.	39,594
3,748		Corn Products International, Inc.	94,169
12,154		Crompton Corp.	97,232
566		Curtiss Wright Corp.	26,673
4,333	[2]	Cytec Industries, Inc.	150,030
4,054		Delta & Pine Land Co.	99,070
1,092		Deltic Timber Corp.	21,226
825	[2]	Diversa Corp.	20,986
3,093	[2]	Earthshell Corp.	9,666
6,636		Ethyl Corp.	13,272
3,701		Ferro Corp.	75,871
1,964		Florida Rock Industries, Inc.	76,351
13,494		Freeport-McMoRan Copper & Gold, Inc., Class B	107,109
1,468		Fuller (H.B.) Co.	49,637
5,756	[2]	Gaylord Container Corp.	12,591
671		Gentek, Inc.	11,197
3,383		Georgia Gulf Corp.	45,248
779		Gibraltar Steel Corp.	9,786
2,757		Glatfelter (P.H.) Co.	28,776
6,519	[2]	Grace (W.R.) & Co.	24,854
4,835		Great Lakes Chemical Corp.	161,368
1,384		Greif Brothers Corp., Class A	44,288
2,993	[2]	International Fibercom, Inc.	38,535
1,503		International Specialty Products, Inc.	9,394
3,082	[2]	Kaiser Aluminum Corp.	15,603
10,716		LTV Corp.	12,725
2,463		Lilly Industries, Inc., Class A	73,890
2,468	[2]	Lone Star Technologies, Inc.	99,090
5,520		Longview Fibre Co.	75,210
11,116		Louisiana-Pacific Corp.	94,486
5,611		Lubrizol Corp.	121,689
1,062	[2]	MCSI, Inc.	30,533
1,872		MacDermid, Inc.	40,248
4,928	[2]	Mail-Well, Inc.	24,332
1,446		Matthews International Corp., Class A	39,042
1,903	[2]	Maverick Tube Corp.	29,615
1,705	[2]	McMoRan Exploration Co.	20,375
6,816		Millennium Chemicals, Inc.	109,908
2,163		Minerals Technologies, Inc.	67,729
2,222		NL Industries, Inc.	52,495
1,791	[2]	NS Group, Inc.	15,313
2,117		National Steel Corp., Class B	6,219
1,009	[2]	Nortek, Inc.	18,982
2,573		OM Group, Inc.	119,001
3,863		Olin Corp.	68,568
3,668		Omnova Solutions, Inc.	20,633
230	[2]	Optical Cable Corp.	3,666
4,934	[2]	Packaging Corp. of America	72,468
18,085	[2]	Pactiv Corp.	189,893
3,025	[2]	Playtex Products, Inc.	30,628
10,342		Polyone Corp.	81,443
1,488		Pope & Talbot, Inc.	23,157
3,027		Potlatch Corp.	101,405
1,458		Quanex Corp.	28,887
10,916		RPM, Inc.	97,562
2,904		Rayonier, Inc.	102,185
1,304		Rock-Tenn Co.	11,655
3,159		Schulman (A.), Inc.	34,552
1,314	[2]	Seminis, Inc., Class A	1,150
11,177		Solutia, Inc.	142,507
2,707		Southern Peru Copper Corp.	37,729
4,556	[2]	Steel Dynamics, Inc.	54,672
4,066	[2]	Stillwater Mining Co.	117,914
2,206		Texas Industries, Inc.	51,427
629	[2]	Trex Co. Inc.	23,509
559		U.S. Aggregates, Inc.	7,826
4,818	[2]	UCAR International, Inc.	39,749
8,583		USEC, Inc.	43,988
2,988		Universal Corp.	83,664
875		Valhi, Inc.	10,773
3,939		Valspar Corp.	107,574
3,451		Walter Industries, Inc.	25,667
5,495		Wausau-Mosinee Paper Corp.	48,081
3,409	[2]	Weirton Steel Corp.	8,096
7,537		Worthington Industries, Inc.	72,073

		TOTAL	5,056,314

		Capital Goods--9.1%
2,867		AAR Corp.	34,225
1,217	[2]	ACT Manufacturing, Inc.	40,009
6,373		AGCO Corp.	72,493
2,966		AMCOL International Corp.	21,874
3,445		AMETEK, Inc.	74,929
4,122		Actuant Corp.	14,942
1,269	[2]	Advanced Energy Industries, Inc.	21,890
1,624	[2]	Advanced Lighting Technologies, Inc.	19,386
1,856		Albany International Corp., Class A	19,952
950	[2]	Alliant Techsystems, Inc.	85,441
376	[2]	American Technical Ceramics Corp.	5,753
1,140	[2]	Anaren Microwave, Inc.	118,560
3,823		Aptargroup, Inc.	79,088
1,186	[2]	Arguss Holdings, Inc.	14,825
3,438	[2]	Artesyn Technologies, Inc.	139,669
1,661	[2]	Astec Industries, Inc.	17,129
2,576		Baldor Electric Co.	51,198
3,129		Ball Corp.	109,906
1,778		Barnes Group, Inc.	34,226
900		Bel Fuse, Inc.	36,112
2,613		Belden, Inc.	67,775
2,052	[2]	Benchmark Electronics, Inc.	82,593
2,022	[2]	Black Box Corp.	133,199
441	[2]	Blount International, Inc.	3,528
1,887		Brady (W.H.) Co.	58,497
2,323		Briggs & Stratton Corp.	82,902
1,755		Brush Engineered Materials, Inc.	35,868
2,829		C&D Technologies, Inc.	167,265
2,924	[2]	C-COR Electronics, Inc.	45,688
2,609		CLARCOR, Inc.	49,897
2,950		CTS Corp.	126,666
3,180		Carlisle Cos., Inc.	132,368
2,009	[2]	Casella Waste Systems, Inc.	17,453
1,270		Century Aluminium Co.	11,112
3,032	[2]	Checkpoint System, Inc.	24,066
2,121		Cohu, Inc.	33,538
2,125	[2]	Coinstar, Inc.	28,023
1,291		Columbus McKinnon Corp.	17,267
3,061	[2]	Comfort Systems USA, Inc.	8,992
600		Cubic Corp.	16,425
4,451		Cummins Engine Co., Inc.	151,334
1,748	[2]	Cuno, Inc.	44,355
1,177	[2]	DDI Corp.	47,006
2,235	[2]	Delco-Remy International, Inc.	14,947
2,301	[2]	Dionex Corp.	74,639
4,230		Donaldson Company, Inc.	95,704
560	[2]	Dupont Photomasks, Inc.	31,430
1,183	[2]	ESCO Technologies, Inc.	21,516
2,839	[2]	Electro Scientific Industries, Inc.	99,188
2,619	[2]	Emagin Corp.	22,654
978	[2]	EMCOR Group, Inc.	25,367
6,693	[2]	Encompass Services Corp.	30,537
1,275	[2]	Energy Conversion Devices, Inc.	41,278
1,851	[2]	Esterline Technologies Corp.	41,300
950	[2]	Excel Technology, Inc.	23,750
2,029		Exide Corp.	20,417
4,813		Federal Signal Corp.	112,504
4,317		Fisher Scientific International, Inc.	165,935
3,963		Flowserve Corp.	79,755
4,049		Foster Wheeler Corp.	29,861
410		Franklin Electronics, Inc.	27,931
1,345	[2]	Gardner Denver, Inc.	24,714
3,590		GenCorp, Inc.	30,066
3,167		General Cable Corp.	19,002
1,254	[2]	Genlyte Group, Inc.	32,447
2,132		Graco, Inc.	76,619
2,011		Granite Construction, Inc.	45,876
2,781	[2]	Griffon Corp.	21,205
5,697		HON Industries, Inc.	137,084
3,740		Harman International Industries, Inc.	179,520
4,303		Harsco Corp.	86,867
858		Heico Corp.	10,350
947	[2]	Horizon Offshore, Inc.	13,021
1,306	[2]	Hypercom Corp.	8,979
3,225		IDEX Corp.	104,006
1,992	[2]	Insituform Technologies, Inc., Class A	71,089
3,503	[2]	Integrated Electrical Services	24,083
1,743	[2]	Ionics, Inc.	36,494
4,263		JLG Industries, Inc.	59,416
2,442	[2]	Jacobs Engineering Group, Inc.	101,038
2,441		Kaman Corp., Class A	35,395
3,168		Kaydon Corp.	69,498
3,295		Kennametal, Inc.	96,791
3,296		Kimball International, Inc., Class B	51,294
1,084	[2]	LCC International, Inc., Class A	16,260
525		Lawson Products, Inc.	14,241
3,720		Lincoln Electric Holdings, Inc.	63,937
1,272		Lindsay Manufacturing Co.	26,712
2,164	[2]	Littlelfuse, Inc.	62,756
800	[2]	MOOG, Inc., Class A	23,300
2,026	[2]	Magnetek, Inc.	22,033
2,652		Manitowoc, Inc.	72,101
2,700		Metals USA, Inc.	7,594
4,085	[2]	Mettler Toledo International, Inc., ADR	190,718
3,706		Milacron, Inc.	59,064
976	[2]	Mobile Mini, Inc.	19,459
3,681	[2]	Mueller Industries, Inc.	85,813
1,766		Myers Industries, Inc.	23,399
714		NACCO Industries, Inc., Class A	27,177
4,377		National Service Industries, Inc.	89,455
1,291		New England Business Service, Inc.	22,431
7,383	[2]	Newpark Resources, Inc.	66,447
3,067		Newport News Shipbuilding, Inc.	150,858
2,986		Nordson Corp.	85,661
3,962	[2]	Orbital Sciences Corp.	31,448
1,579		OshKosh Truck Corp., Class B	64,936
995		Park Electrochemical Corp.	65,732
891	[2]	Parkervision, Inc.	49,673
4,152	[2]	Paxar Corp.	33,994
685		Penn Engineering & Manufacturing Corp.	25,902
4,258	[2]	Plexus Corp.	268,520
5,266		Precision Castparts Corp.	198,791
2,942	[2]	Presstek, Inc.	46,336
987		Primex Technologies, Inc.	28,931
1,977		RTI International Metals	28,666
2,919	[2]	Rayovac Corp.	43,055
2,198		Regal Beloit Corp.	36,816
2,086		Reliance Steel & Aluminum Co.	49,542
847		Robbins & Myers, Inc.	20,487
1,616	[2]	Rogers Corp.	57,772
3,277		Roper Industries, Inc.	114,695
2,467		Ryerson Tull, Inc.	18,502
2,865	[2]	SBA Communications, Corp.	143,608
1,846		SLI, Inc.	15,229
1,307	[2]	SPS Technologies, Inc.	67,474
821	[2]	SatCon Technology Corp.	20,935
2,076		Sauer-Danposs, Inc.	15,700
1,300		Scott Technologies, Inc.	29,900
7,517		Sensormatic Electronics Corp.	135,306
674	[2]	Sequa Corp., Class A	24,854
1,767	[2]	Shaw Group, Inc.	144,010
2,204		Smith (A.O.) Corp.	31,131
1,647		Spartech Corp.	25,426
1,209	[2]	Specialty Equipment Cos., Inc.	36,648
337	[2]	Spectra-Physics Lasers, Inc.	11,900
1,330		Standard Register	15,960
1,177		Standex International Corp.	21,554
1,503	[2]	Stericycle, Inc.	48,660
2,965		Stewart & Stevenson Services	71,160
1,298	[2]	Stoneridge, Inc.	12,655
1,026		Superior Telecom, Inc.	5,066
1,219		Technitrol, Inc.	135,157
1,726		Tecumseh Products Co., Class A	68,824
3,252	[2]	Teledyne Technologies, Inc.	81,503
4,029		Teleflex, Inc.	139,252
961		Tennant Co.	41,803
2,762	[2]	Terex Corp.	34,007
640	[2]	Thermo Fibertek, Inc.	2,640
1,676		Thomas Industries, Inc.	35,196
2,313	[2]	Three-Five Systems, Inc.	79,798
5,230		Timken Co.	73,547
2,721		Tredegar Industries, Inc.	51,869
4,036		Trinity Industries, Inc.	97,116
1,210	[2]	Triumph Group, Inc.	41,140
1,428		URS Corp.	18,296
1,510	[2]	Uniroyal Technology Corp.	15,383
3,493	[2]	United Stationers, Inc.	105,008
1,508	[2]	Universal Electronics, Inc.	27,709
3,164	[2]	Valence Technology, Inc.	44,098
1,564		Valmont Industries, Inc.	31,866
4,654	[2]	Viasystems Group, Inc.	66,029
2,066	[2]	Vicor Corp.	111,564
2,456	[2]	WMS Industries, Inc.	54,646
2,272		Wabash National Corp.	18,176
3,969		Wallace Computer Services, Inc.	57,550
3,490	[2]	Washington Group International, Inc.	36,645
2,091	[2]	Waste Connections, Inc.	53,451
2,148		Watsco, Inc.	20,234
1,780		Watts Industries, Inc., Class A	19,914
1,092		West Pharmaceutical Services, Inc.	24,024
893	[2]	Wolverine Tube, Inc.	12,167
1,180		Woodhead Industries, Inc.	25,960
898		Woodward Governor Co.	40,214
1,586	[2]	Yankee Candle Co.	23,294
4,022		York International Corp.	109,348
1,776		ZixIt Corp.	43,401
2,985	[2]	Zomax Optical Media, Inc.	18,097

		TOTAL	9,740,307

		Communication Services--1.3%
2,990	[2]	Adelphia Business Solutions, Inc.	18,687
2,710	[2]	Advanced Radio Telecom Corp.	10,671
972	[2]	AirGate PCS, Inc.	37,786
1,093	[2]	Alamosa PCS Holdings, Inc.	16,600
1,066	[2]	Alaska Communications Systems Holdings, Inc.	7,262
5,574	[2]	Allied Riser Communications Corp.	17,767
6,205	[2]	American TeleSource International, Inc.	9,307
5,810	[2]	Arch Wireless, Inc.	17,430
1,447		CFW Communications Co.	28,759
1,740		CT Communications, Inc.	34,909
4,084	[2]	CapRock Communications Corp.	29,098
984	[2]	Choice One Communications, Inc.	10,639
1,102	[2]	Commonwealth Telephone Enterprises, Inc.	38,157
1,094	[2]	Cypress Communications, Inc.	2,940
972	[2]	Deltathree.com, Inc.	2,916
5,670	[2]	e.spire Communications, Inc.	15,592
1,038	[2]	FiberNet Telecom Group, Inc.	11,094
1,099	[2]	FirstWorld Communications, Inc., Class B	1,648
4,476	[2]	General Communications, Inc., Class A	34,969
957	[2]	Golden Telecom, Inc.	14,833
1,514		Hickory Tech Corp.	34,443
1,134	[2]	iBasis, Inc.	8,788
5,525	[2]	ICG Communications, Inc.	2,417
2,487	[2]	IDT Corp.	88,910
5,500	[2]	ITC DeltaCom, Inc.	44,516
685	[2]	ITXC Corp.	7,235
2,390	[2]	Illuminet Holdings, Inc.	57,547
5,379	[2]	Intermedia Communications, Inc.	119,010
2,812	[2]	Leap Wireless International, Inc.	139,897
8,185	[2]	MetroCall, Inc.	10,487
5,028	[2]	Mpower Communications Corp.	32,682
603	[2]	Neon Communications, Inc.	7,274
1,162	[2]	Net2000 Communications, Inc.	6,972
1,094	[2]	Net2Phone, Inc.	20,307
1,138	[2]	Network Plus Corp.	8,962
1,629		North Pittsburgh Systems, Inc.	19,344
1,871	[2]	Pac-West Telecomm, Inc.	16,254
4,834	[2]	Price Communications Corp.	104,535
2,888	[2]	Primus Telecommunications Group, Inc.	14,620
1,014	[2]	Rural Cellular Corp.	54,502
7,499	[2]	Talk.com, Inc.	23,200
1,945	[2]	Teligent AB, Class A	14,770
13,316	[2]	Terremark Worldwide, Inc.	35,021
1,032	[2]	US LEC Corp., Class A	6,192
5,363	[2]	Viatel, Inc.	51,619
4,916	[2]	WebLink Wireless, Inc.	39,021
3,718	[2]	WorldPages.com, Inc.	9,527
668	[2]	Z-Tel Technologies, Inc.	5,803

		TOTAL	1,344,919

		Consumer Cyclicals--14.1%
879	[2]	1-800-FLOWERS.COM, Inc.	3,434
951	[2]	4 Kids Entertainment, Inc.	13,730
1,251	[2]	99 Cents Only Stores	28,069
5,703	[2]	ACNielsen Corp.	136,516
1,850	[2]	ADVO, Inc.	68,103
920	[2]	AMERCO	18,630
2,528	[2]	APAC Customer Services, Inc.	13,588
1,861		Aaron Rents, Inc.	31,172
9,866	[2]	Abercrombie & Fitch Co., Class A	232,468
1,199		Ackerley Communications, Inc.	12,440
1,926	[2]	Administaff, Inc.	68,373
851		Advanced Marketing Services, Inc.	15,318
969	[2]	American Axle & Manufacturing Holdings, Inc.	12,052
2,321	[2]	American Eagle Outfitters, Inc.	79,929
6,842		American Greetings Corp., Class A	124,439
3,099	[2]	Ames Department Stores, Inc.	12,202
670	[2]	Anchor Gaming	56,908
2,717	[2]	Ann Taylor Stores Corp.	81,510
2,126		Applied Industrial Technologies, Inc.	36,009
1,929		Arctic Cat, Inc.	24,715
2,140	[2]	Argosy Gaming Corp.	34,775
1,820	[2]	Armor Holdings, Inc.	28,324
4,095		Armstrong Holdings, Inc.	11,773
7,590		ArvinMeritor, Inc.	127,132
551	[2]	Avenue A, Inc.	2,342
2,292	[2]	Avis Group Holdings, Inc.	68,473
3,917	[2]	Aztar Corp.	59,245
2,569	[2]	Bally Total Fitness Holding Corp.	64,064
1,196		Bandag, Inc.	42,682
5,371	[2]	Barnes & Noble, Inc.	101,378
1,115	[2]	Barnesandnoble.com, Inc.	4,355
3,668		Blyth Industries, Inc.	95,368
2,836	[2]	Boca Resorts, Inc., Class A	38,463
8,344	[2]	Borders Group, Inc.	115,773
2,525		Borg-Warner Automotive, Inc.	95,319
3,996	[2]	Boyd Gaming Corp.	15,734
923	[2]	Braun Consulting, Inc.	6,951
1,273	[2]	Bright Horizons Family Solutions, Inc.	31,825
1,939		Brown Shoe Co., Inc.	19,026
824	[2]	Buckle, Inc.	13,853
1,856		Burlington Coat Factory Warehouse	29,232
893		Bush Industries, Inc., Class A	10,381
1,503	[2]	Buy.com, Inc.	3,241
2,143	[2]	CB Richard Ellis Services	26,787
667		CPI Corp.	13,465
1,994	[2]	CSK Auto Corp.	6,979
8,017		Callaway Golf Co.	128,272
1,954	[2]	Career Education Corp.	75,595
4,654		Casey's General Stores, Inc.	58,175
11,273	[2]	Catellus Development Corp.	205,028
1,425		Cato Corp., Class A	17,100
6,254		Centex Corp.	231,398
1,593	[2]	Central Garden & Pet Co.	12,644
1,265		Central Parking Corp.	24,272
2,662	[2]	Cerner Corp.	164,878
4,998	[2]	Champion Enterprises, Inc.	19,367
1,183	[2]	Championship Auto Racing Teams, Inc.	29,427
10,071	[2]	Charming Shoppes, Inc.	61,685
963		Chemed Corp.	31,659
1,469	[2]	Chicos Fas, Inc.	47,559
1,821	[2]	Children's Place Retail Stores, Inc.	47,232
5,580	[2]	Choice Hotels International, Inc.	65,565
918		Churchill Downs, Inc.	25,704
4,360		Claire's Stores, Inc.	87,745
10,518		Clayton Homes, Inc.	96,634
1,525		Coachmen Industries, Inc.	12,772
239	[2]	Coldwater Creek, Inc.	7,095
6,591	[2]	Collins & Aikman Corp.	31,307
711	[2]	Columbia Sportswear Co.	30,395
485		CompX International, Inc.	5,790
6,727		Cooper Tire & Rubber Co.	73,577
308	[2]	CoorsTek, Inc.	9,009
3,887	[2]	Copart, Inc.	58,548
496	[2]	Corinthian Colleges, Inc.	34,286
2,020	[2]	Corporate Executive Board Co.	93,172
2,250	[2]	Cost Plus, Inc.	63,000
1,519	[2]	Crestline Capital Corp.	31,709
704	[2]	Crossmann Communities, Inc.	12,628
5,160		D. R. Horton, Inc.	95,460
5,819	[2]	Dal-Tile International, Inc.	72,010
2,206	[2]	Diamond Technology Partners, Class A	98,443
797	[2]	Digital Impact, Inc.	4,334
7,144	[2]	Digital Island, Inc.	90,193
510	[2]	DigitalThink, Inc.	17,970
967	[2]	Digitas, Inc.	11,544
9,410		Dillards, Inc., Class A	98,805
1,329	[2]	Direct Focus, Inc.	59,118
2,600	[2]	Dollar Thrifty Automotive Group	39,975
1,369		Dover Downs Entertainment	16,086
1,517	[2]	Dress Barn, Inc.	38,020
2,214	[2]	Drugstore.Com, Inc.	5,812
1,253	[2]	Dura Automotive Systems, Inc.	10,572
1,550	[2]	Edison Schools, Inc.	42,528
2,137	[2]	Education Management Corp.	66,247
2,067		Elcor Corp.	32,168
1,479	[2]	Electro Rent Corp.	20,244
596	[2]	Electronics Boutique PLC	9,313
474	[2]	Envision Development Corp.	1,718
4,165		Ethan Allen Interiors, Inc.	121,826
6,164	[2]	eToys, Inc.	23,115
7,548	[2]	Extended Stay America, Inc.	92,935
1,374	[2]	F.Y.I., Inc.	55,132
1,383	[2]	Factory 2-U Stores, Inc.	44,170
4,511	[2]	Fairfield Communities, Inc.	57,233
2,834		Fedders Corp.	12,044
7,513		Federal-Mogul Corp.	24,417
3,474		Fleetwood Enterprises, Inc.	45,813
1,949	[2]	Footstar, Inc.	69,920
1,706		Forest City Enterprises, Inc., Class A	63,122
1,241	[2]	Forrester Research, Inc.	50,959
1,551	[2]	Fossil, Inc.	20,260
937		Freds, Inc.	19,794
5,302	[2]	Furniture Brands International, Inc.	89,471
2,155		G & K Services, Inc., Class A	59,532
232	[2]	Gaiam, Inc.	3,741
7,721	[2]	Gartner Group, Inc., Class A	73,349
2,254	[2]	Genesco, Inc.	40,008
62		Grey Global Group, Inc.	34,720
1,645	[2]	Group 1 Automotive, Inc.	16,347
3,714	[2]	Gtech Holdings Corp.	64,299
745	[2]	Guess?, Inc.	5,541
2,397	[2]	Guitar Center, Inc.	31,760
6,142	[2]	HA-LO Industries, Inc.	23,800
2,729		Handleman Co.	26,949
15,843	[2]	Hanover Direct, Inc.	8,912
1,748		Haverty Furniture Cos., Inc.	19,665
1,805	[2]	Hayes Lemmerz International, Inc.	19,742
1,969	[2]	Hexcel Corporation	21,536
4,240		Hollinger International, Inc.	65,455
1,665	[2]	Hollywood.com, Inc.	12,592
915	[2]	Hot Topic, Inc.	31,339
2,842		Houghton Mifflin Co.	104,621
2,546		Hughes Supply, Inc.	47,738
472	[2]	IMPCO Technologies, Inc.	9,292
1,550	[2]	ITT Educational Services, Inc.	24,412
1,010	[2]	Igen, Inc.	25,124
2,924	[2]	InfoUSA, Inc.	9,503
992	[2]	Information Holdings, Inc.	25,854
3,496	[2]	Insight Enterprises, Inc.	113,620
1,913	[2]	Insignia Financial Group, Inc.	18,532
906	[2]	Insurance Automotive Auctions, Inc.	10,872
4,046	[2]	Intelidata Technologies Corp.	21,621
5,645	[2]	Interdigital Communications Corp.	61,742
4,905		Interface, Inc.	44,758
1,308		Interpool, Inc.	16,840
2,954	[2]	Intertan, Inc.	32,679
2,723	[2]	Isle of Capri Casinos, Inc.	29,953
2,043	[2]	JAKKS Pacific, Inc.	18,004
3,283	[2]	Jones Lang LaSalle, Inc.	41,858
4,819	[2]	Journal Register Co.	85,838
2,039	[2]	Jupiter Media Metrix, Inc.	27,781
5,081		Kaufman & Broad Homes Corp.	151,160
2,539		Kellwood Co.	49,352
769	[2]	Kenneth Cole Productions, Inc., Class A	34,941
2,105	[2]	Key3Media Group, Inc.	19,997
2,421		LNR Property Corp.	52,354
6,473		La-Z Boy Chair Co.	101,950
3,216		Lancaster Colony Corp.	75,978
1,460	[2]	Lands' End, Inc.	37,449
6,896	[2]	Lear Corp.	187,916
1,126	[2]	Learning Tree International, Inc.	50,951
4,703		Lee Enterprises, Inc.	129,920
5,071		Lennar Corp.	162,906
4,260		Lennox International, Inc.	33,814
1,186	[2]	LifeMinders, Inc.	13,787
4,282	[2]	Linens 'N Things, Inc.	131,671
2,246		M.D.C. Holdings, Inc.	61,484
880	[2]	META Group, Inc.	8,470
4,159	[2]	MIPS Technologies, Inc.	166,880
612	[2]	Management Network Group, Inc.	8,071
2,317		Marcus Corp.	32,872
996	[2]	Martha Stewart Living Omnimedia, Class A	24,962
3,900		Mascotech, Inc.	65,081
1,975		McClatchy, Co., Class A	75,050
956		McGrath Rentcorp.	16,491
2,068		Media General, Inc., Class A	78,584
1,327	[2]	Mediaplex, Inc.	2,861
1,028	[2]	MemberWorks, Inc.	35,337
3,431	[2]	Mens Wearhouse, Inc.	100,357
3,959		Meredith Corp.	125,698
3,765		MeriStar Hospitality Corp.	72,006
7,513	[2]	Metromedia International Group, Inc.	27,948
3,171	[2]	Michaels Stores, Inc.	77,095
1,689		Midas, Inc.	23,435
3,089	[2]	Midway Games, Inc.	23,940
1,085	[2]	Modem Media. Poppe Tyson, Inc.	6,374
2,321		Modine Manufacturing Co.	61,216
4,380	[2]	Mohawk Industries, Inc.	95,539
1,686	[2]	Monaco Coach Corp.	28,767
2,888	[2]	Musicland Stores, Inc.	23,465
2,559	[2]	MyPoints.com, Inc.	5,758
227		NCH Corp.	8,853
1,927	[2]	NCI Building System, Inc.	29,989
2,027	[2]	NCO Group, Inc.	44,341
977	[2]	NVR, Inc.	101,022
3,913	[2]	NationsRent, Inc.	8,804
2,968	[2]	Nautica Enterprise, Inc.	37,471
3,939	[2]	Navigant Consulting, Inc.	15,017
3,873		Neiman-Marcus Group, Inc., Class A	143,785
323	[2]	NetCreations, Inc.	2,412
368	[2]	NetRatings, Inc.	6,624
2,494	[2]	Netcentives, Inc.	17,770
3,161		Network Commerce, Inc.	9,384
3,798	[2]	O'Reilly Automotive, Inc.	68,364
12,033	[2]	Officemax, Inc.	34,595
5,312		Ogden Corp.	73,040
651	[2]	Organic, Inc.	2,116
1,159		OshKosh B'Gosh, Inc., Class A	18,544
5,443		Owens Corning	7,484
552	[2]	PC Connections, Inc.	15,051
3,412	[2]	Pacific Sunwear of California	69,946
1,943	[2]	Palm Harbor Homes, Inc.	28,416
2,319	[2]	Payless ShoeSource, Inc.	134,357
2,623	[2]	Pegasus Systems, Inc.	44,755
860	[2]	Penn National Gaming, Inc.	15,050
2,222		Penton Media, Inc.	67,910
4,956		Pep Boys-Manny Moe & Jack	22,302
3,143	[2]	Per-Se Technologies, Inc.	13,849
11,858	[2]	PetSmart, Inc.	52,620
2,195		Phillips Van Heusen Corp.	26,066
10,302		Pier 1 Imports, Inc.	136,501
2,011		Pinnacle Entertainment, Inc.	45,876
5,529		Pittston Brink's Group	87,773
2,140	[2]	Playboy Enterprises, Inc., Class B	27,686
2,577		Polaris Industries, Inc., Class A	89,551
5,695	[2]	Polo Ralph Lauren Corp., Class A	111,764
1,077	[2]	PolyMedica Corp.	61,928
2,171		Polymer Group, Inc.	13,297
2,021	[2]	Prepaid Legal Services, Inc.	88,671
257	[2]	Pricesmart, Inc.	9,235
4,771	[2]	Prime Hospitality Corp.	45,325
1,446	[2]	Private Media Group, Inc.	12,517
476	[2]	Professional Detailing, Inc.	42,185
4,437	[2]	Profit Recovery Group International, Inc.	23,849
2,169	[2]	Prosofttraining.com	15,183
2,072	[2]	Protection One, Inc.	2,978
917		Pulitzer, Inc.	37,551
3,220		Pulte Corp.	107,266
2,434	[2]	Quiksilver, Inc.	46,550
3,357		R.H. Donnelley Corp.	75,952
4,742	[2]	Reebok International Ltd.	102,249
3,671		Regis Corp. Minnesota	55,524
568	[2]	Register.com, Inc.	3,976
1,802	[2]	Rent-A-Center, Inc.	52,596
2,353	[2]	Rent-Way, Inc.	11,912
1,818		Rollins, Inc.	32,838
1,070		Russ Berrie & Co., Inc.	24,276
2,891		Russell Corp.	46,256
1,343		Ryland Group, Inc.	43,312
1,597	[2]	SCP Pool Corp.	41,322
4,953	[2]	SITEL Corp.	13,930
1,553	[2]	Scholastic Corp.	124,240
1,860	[2]	School Specialty, Inc.	28,597
1,669	[2]	Scotts Co.	59,667
29,004		Service Corp. International	67,072
3,017		Shopko Stores, Inc.	19,233
877	[2]	Simpson Manufacturing Co., Inc.	37,382
1,536	[2]	Skechers USA, Inc., Class A	23,328
725		Skyline Corp.	15,723
6,276		Snap-On, Inc.	160,430
2,051	[2]	Sonic Automotive, Inc.	18,331
4,441		Sothebys Holdings, Inc., Class A	120,740
1,073	[2]	Source Information Management Co.	5,901
1,536	[2]	Speedway Motorsports, Inc.	26,784
1,631		Spiegel, Inc., Class A	11,315
1,328		Springs Industries, Inc., Class A	31,291
3,217	[2]	Stamps.com, Inc.	12,667
2,563		Standard Pacific Corp.	48,056
780	[2]	StarTek, Inc.	19,841
3,620	[2]	Station Casinos, Inc.	58,372
2,861	[2]	Stein Mart, Inc.	44,345
1,070	[2]	Steven Madden Ltd.	10,198
9,860		Stewart Enterprises, Inc., Class A	20,952
700	[2]	Stockwalk.com Group, Inc.	2,362
792		Strayer Education, Inc.	19,057
4,619		Stride Rite Corp.	24,827
2,052		Sturm Ruger & Co., Inc.	17,314
8,232		Sunbeam Corp.	7,717
3,979	[2]	Sunglass Hut International, Inc.	30,837
1,988	[2]	Sunrise Assisted Living, Inc.	46,469
4,719	[2]	Superior Energy Services, Inc.	42,471
1,991		Superior Industries International, Inc.	67,818
666	[2]	SurModics, Inc.	34,965
588	[2]	Switchboard, Inc.	3,822
3,360	[2]	Sylvan Learning Systems, Inc.	51,870
1,091	[2]	Systemax, Inc.	2,591
3,735		Tenneco Automotive, Inc.	16,107
6,332	[2]	The Boyds Collection, Ltd.	50,260
759		Thor Industries, Inc.	15,180
1,886	[2]	Timberland Co., Class A	97,365
2,161	[2]	Toll Brothers, Inc.	70,232
3,226	[2]	Too, Inc.	73,996
1,176		Toro Co.	41,160
4,336	[2]	Tower Automotive, Inc.	47,696
2,625	[2]	Trammell Crow Co.	35,109
3,314	[2]	Trans World Entertainment Corp.	28,169
435	[2]	Trendwest Resorts, Inc.	8,238
1,108	[2]	Tuesday Morning Corp.	4,847
1,697	[2]	Tweeter Home Entertainment Group, Inc.	40,834
8,178		U.S. Industries, Inc.	72,580
899	[2]	Ultimate Electronics, Inc.	32,476
5,815		Unifi, Inc.	50,518
517	[2]	United Auto Group, Inc.	4,136
3,497	[2]	United Rentals, Inc.	75,185
1,262	[2]	Universal Access, Inc.	18,457
867	[2]	Universal Compression Holdings, Inc.	25,035
1,138		Universal Forest Products, Inc.	15,363
1,643	[2]	Vail Resorts, Inc.	34,811
1,669	[2]	Value City Department Stores, Inc.	13,561
4,067	[2]	Valuevision International, Inc., Class A	82,357
1,380	[2]	Vans, Inc.	17,854
14,706	[2]	Venator Group, Inc.	207,722
1,680	[2]	Ventiv Health, Inc.	18,060
2,280	[2]	Ventro Corp.	10,972
767	[2]	Vicinity Corp.	8,053
1,349		WD 40 Co.	29,509
967		Wackenhut Corp., Class A	12,208
5,569		Warnaco Group, Inc., Class A	14,619
1,760		Webb (Del E.) Corp.	47,300
3,403		Wellman, Inc.	51,045
3,572		WestPoint Stevens, Inc.	25,674
1,299	[2]	Whitehall Jewellers, Inc.	10,392
4,815		Wiley (John) & Sons, Inc., Class A	98,407
1,042	[2]	Wilsons The Leather Experts, Inc.	15,956
1,412		Winnebago Industries, Inc.	16,238
4,760		Wolverine World Wide, Inc.	51,467
1,820	[2]	Women.com Networks, Inc.	2,673
1,689	[2]	Xceed, Inc.	1,320
1,249		Xtra Corp.	56,829
3,756	[2]	Zale Corp.	127,234
231	[2]	bebe stores, Inc.	3,523
6,620	[2]	eGlobe, Inc.	2,689
1,111	[2]	i Beam Broadcasting Corp.	6,249

		TOTAL	15,198,375

		Consumer Staples--6.2%
1,752		ABM Industries, Inc.	48,946
1,052	[2]	Acme Communications, Inc.	6,443
1,062	[2]	Agribrands International, Inc.	46,197
3,823		Alberto-Culver Co., Class B	128,309
2,021	[2]	Allscripts Pharmaceuticals, Inc.	24,252
5,475	[2]	AmeriSource Health Corp., Class A	237,820
1,943	[2]	American Italian Pasta Co., Class A	38,981
2,572		Applebee's International, Inc.	77,682
2,482		Applica, Inc.	12,565
1,875	[2]	Aurora Foods, Inc.	5,273
2,700		Banta Corp.	62,269
893	[2]	Beasley Broadcast Group, Inc., Class A	7,367
14,305		Bergen Brunswig Corp., Class A	129,639
2,689		Bindley Western Industries, Inc.	96,636
1,011		Block Drug, Inc., Class A	52,888
3,763		Bob Evans Farms, Inc.	70,791
3,755		Bowne & Co., Inc.	31,448
783	[2]	Buca, Inc.	12,234
6,082		CBRL Group, Inc.	108,716
1,151	[2]	CDI Corp.	18,272
2,849	[2]	CEC Entertainment, Inc.	90,812
22,511	[2]	Caremark Rx, Inc.	281,387
2,115		Carter Wallace, Inc.	58,030
2,812	[2]	Cheesecake Factory, Inc.	124,607
3,944		Chiquita Brands International	7,641
4,029		Church and Dwight, Inc.	79,573
3,905	[2]	Citadel Communications Corp.	47,348
142		Coca-Cola Bottling Co.	5,112
3,414	[2]	Computer Horizons Corp.	17,070
2,569	[2]	Consolidated Products, Inc.	19,428
1,523	[2]	Constellation Brands, Inc., Class A	74,246
1,071	[2]	Crown Media Holdings, Inc., Class A	14,860
3,748	[2]	Cumulus Media, Inc., Class A	23,425
3,819		Dean Foods Co.	122,208
5,571	[2]	Del Monte Foods Co.	33,774
9,132		Dial Corp.	102,164
4,849		Dole Food, Inc.	58,491
1,731		Dreyers Grand Ice Cream, Inc.	42,626
1,867	[2]	Duane Reade, Inc.	54,493
4,537		Earthgrains Co.	91,874
81		Farmer Brothers Co.	15,800
4,237		Fleming Cos., Inc.	60,112
628	[2]	GC Cos., Inc.	1,491
1,878		Gaylord Entertainment Co.	44,602
1,847		Great Atlantic & Pacific Tea Co., Inc.	18,470
3,066	[2]	Hain Celestial Group, Inc.	121,682
951	[2]	Hall, Kinion & Associates, Inc.	25,142
2,991		Harland (John H.) Co.	41,500
2,022	[2]	Heidrick & Struggles International, Inc.	124,985
2,463	[2]	Henry Schein, Inc.	60,036
1,328		Herbalife International, Inc., Class A	11,205
3,431	[2]	Hollywood Entertainment Corp.	10,507
2,095	[2]	IHOP Corp.	44,257
440	[2]	Infogrames, Inc.	4,840
1,090		Ingles Markets, Inc., Class A	10,764
4,137	[2]	Insight Communication Co.	57,401
1,816		International Multifoods Corp.	30,758
3,868		Interstate Bakeries Corp.	54,152
2,135	[2]	Ivex Packaging Corp.	20,950
4,037	[2]	Jack in the Box, Inc.	98,906
3,979	[2]	KForcecom, Inc.	16,165
1,820		Kelly Services, Inc., Class A	40,381
4,008	[2]	Korn/Ferry International	140,280
285	[2]	Krispy Kreme Doughnuts, Inc.	28,090
3,570	[2]	Labor Ready, Inc.	10,710
2,695		Lance, Inc.	27,118
2,363		Landrys Seafood Restaurants, Inc.	19,052
1,649		Libbey, Inc.	44,935
229	[2]	Liberty Livewire Corp.	4,809
292		Liqui Box Corp.	10,457
2,709		Lone Star Steakhouse & Saloon	22,857
3,153		Longs Drug Stores Corp.	68,972
2,434		Luby's Cafeterias, Inc.	14,300
2,102	[2]	Mediacom Communications Corp.	35,734
1,300		Michael Foods, Inc.	35,019
9,658	[2]	Modis Professional Services, Inc.	39,839
862	[2]	Mondavi (Robert) Corp., Class A	39,005
1,415		Morrison Management Specialists, Inc.	47,402
6,030	[2]	NBTY, Inc.	39,195
976	[2]	NPC International, Inc.	10,858
436		National Presto Industries, Inc.	13,243
4,807	[2]	Nu Skin Asia Pacific, Inc., Class A	26,138
941	[2]	Nucentrix Broadbank Networks, Inc.	21,290
1,521	[2]	O'Charleys, Inc.	22,245
2,264	[2]	On Assignment, Inc.	57,024
907	[2]	On Command Corp.	9,523
1,413		Oneida Ltd.	15,013
3,526		Owens & Minor, Inc.	53,331
705	[2]	P. F. Chang's China Bistro, Inc.	28,905
7,561	[2]	PSS World Medical, Inc.	22,683
1,953	[2]	Papa Johns International, Inc.	49,069
3,543	[2]	Paxson Communications Corp.	40,302
2,639		PepsiAmericas, Inc.	9,566
1,371	[2]	Performance Food Group Co.	55,525
6,574	[2]	Perrigo Co.	43,553
1,744		Pilgrim's Pride Corp.	11,772
1,167	[2]	Priority HealthCare Corp., Class B	62,726
5,200	[2]	Procurenet, Inc.	780
2,967	[2]	Ralcorp Holdings, Inc.	41,723
1,797	[2]	Rare Hospitality International, Inc.	41,780
1,716	[2]	Regent Communications, Inc.	10,296
888	[2]	Revlon, Inc., Class A	5,161
780	[2]	Rica Foods, Inc.	11,895
767		Riviana Foods, Inc.	13,039
6,560		Ruby Tuesday, Inc.	88,970
3,164		Ruddick Corp.	41,527
3,503	[2]	Ryan's Family Steak Houses, Inc.	29,338
709	[2]	Saga Communications, Inc., Class A	11,698
2,533	[2]	Salem Communications Corp.	30,396
1,013	[2]	Salton, Inc.	23,172
1,493		Schweitzer-Mauduit International, Inc.	24,168
33		Seaboard Corp.	5,775
4,831	[2]	Sinclair Broadcast Group, Inc.	44,536
3,606	[2]	Sirius Satellite Radio, Inc.	181,201
1,269		Smart & Final, Inc.	8,724
5,822	[2]	Smithfield Foods, Inc.	167,019
2,291	[2]	Smucker (J.M.) Co.	50,975
3,497		Sodexho Marriott Services, Inc.	64,257
1,906	[2]	Sonic Corp.	69,569
3,224	[2]	Spanish Broadcasting System, Inc.	29,016
6,265	[2]	Spherion Corp.	74,397
2,068	[2]	Star Scientific, Inc.	8,207
630		Stepan, Co.	12,206
2,965	[2]	Suiza Foods Corp.	137,317
708		Tejon Ranch Co.	15,930
3,770	[2]	Tetra Tech, Inc.	131,007
1,631	[2]	TiVo, Inc.	21,305
4,548	[2]	Topps Co.	41,074
1,321	[2]	Triarc Companies, Inc., Class A	32,942
6,196		Tupperware Corp.	106,106
936	[2]	United Natural Foods, Inc.	11,758
380		United Television, Inc.	50,920
4,763		Universal Foods Corp.	94,069
1,313		Vector Group Ltd.	18,300
874	[2]	Volt Information Science, Inc.	19,009
2,800	[2]	Whole Foods Market, Inc.	129,500
2,028	[2]	Wild Oats Markets, Inc.	12,802
1,297	[2]	World Wrestling Federation Entertainment, Inc.	19,617
1,255	[2]	XM Satellite Radio Holdings, Inc., Class A	36,395
1,326	[2]	Young Broadcasting, Inc., Class A	32,901

		TOTAL	6,661,320

		Energy--2.7%
942	[2]	Atwood Oceanics, Inc.	31,616
3,132	[2]	Barrett Resources Corp.	113,926
1,499	[2]	Basin Exploration, Inc.	29,699
1,656	[2]	Belco Oil & Gas Corp.	15,111
1,897		Berry Petroleum Co., Class A	32,605
3,120	[2]	Brown (Tom), Inc.	71,370
2,784		Cabot Oil & Gas Corp., Class A	54,636
1,239	[2]	Cal Dive International, Inc.	61,640
639	[2]	Callon Petroleum Corp.	9,745
12,221		Chesapeake Energy Corp.	68,743
519	[2]	Clayton Williams Energy, Inc.	14,435
2,046	[2]	Comstock Resources, Inc.	21,227
7,376		Cross Timbers Oil Co.	138,761
1,759	[2]	Denbury Resources, Inc.	12,093
981	[2]	Dril-Quip, Inc.	32,373
3,057		EEX Corp.	14,330
1,080	[2]	EpicEdge, Inc.	1,282
1,305	[2]	Evergreen Resources, Inc.	35,887
1,450	[2]	Forcenergy, Inc.	31,537
3,509	[2]	Forest Oil Corp.	48,468
3,641	[2]	Friede Goldman International, Inc.	20,936
2,917	[2]	Frontier Oil Corp.	23,154
19,098	[2]	Grey Wolf, Inc.	88,328
839	[2]	Gulf Island Fabrication, Inc.	10,959
1,705	[2]	HS Resources, Inc.	53,068
4,164	[2]	Input/Output, Inc.	35,134
1,212	[2]	Key Production Co.	26,664
10,162	[2]	Key Energy Group, Inc.	91,458
2,270	[2]	Louis Dreyfus Natural Gas Corp.	72,782
1,686	[2]	Meridian Resource Corp.	11,697
2,145		Mitchell Energy & Development Corp., Class A	98,670
1,656	[2]	Nuevo Energy Co.	30,015
2,192	[2]	Oceaneering International, Inc.	30,825
2,209	[2]	Offshore Logistics, Inc.	38,105
8,037	[2]	Parker Drilling Co.	48,222
1,264		Patina Oil & Gas Corp.	22,199
3,622	[2]	Patterson Energy, Inc.	101,869
761		Penn Virginia Corp.	20,166
1,668	[2]	Pennaco Energy, Inc.	20,746
8,361		Pennzoil-Quaker State Co.	98,242
10,584		Pioneer Natural Resources, Inc.	138,253
1,728	[2]	Plains Resources, Inc.	33,048
4,343		Pogo Producing Co.	108,575
660	[2]	Prima Energy Corp.	29,329
350	[2]	Prize Energy Corp.	5,862
5,360	[2]	Pure Resources, Inc.	88,440
1,806	[2]	SEACOR SMIT, Inc.	75,626
1,940	[2]	Seitel, Inc.	29,100
1,010	[2]	Spinnaker Exploration Co.	30,552
2,958		St. Mary Land & Exploration Co.	69,328
1,776	[2]	Stone Energy Corp.	90,931
2,123	[2]	Swift Energy Co.	68,997
3,320	[2]	Tesoro Petroleum Corp.	34,445
920	[2]	The Houston Exploration Co.	20,700
2,802	[2]	Transmontaigne, Co.	10,858
2,978	[2]	UTI Energy Corp.	59,746
3,438	[2]	Unit Corp.	45,768
3,259	[2]	Veritas DGC, Inc.	97,770
5,234		Vintage Petroleum, Inc.	110,568

		TOTAL	2,930,619

		Financials--16.9%
1,203		1st Source Corp.	18,872
1,668	[2]	Acacia Research Corp.	53,063
2,273		Advanta Corp., Class A	23,298
2,334	[2]	Affiliated Managers Group	140,332
896		Alabama National Bancorp	17,416
319	[2]	Alexander's, Inc.	24,384
1,350		Alexandria Real Estate Equities, Inc.	45,731
4,131		Alfa Corp.	79,522
461	[2]	Alleghany Corp.	88,598
8,096		Allied Capital Corp.	166,980
2,880		Amcore Financial, Inc.	56,520
2,276		American Capital Strategies Ltd.	50,214
3,049		American Financial Holdings, Inc.	54,501
1,890		American Industrial Properties REIT	23,389
1,076		American National Insurance Co.	72,899
8,313	[2]	Americredit Corp.	223,412
1,588		Amli Residential Properties Trust	36,722
2,000	[2]	Ampal-American Israel Corp., Class A	16,000
2,505		Anchor Bancorp Wisconsin, Inc.	38,671
709		Andover Bancorp, Inc.	21,270
6,360		Arden Realty Group, Inc.	152,640
998		Area Bancshares Corp.	20,833
1,869		Argonaut Group, Inc.	32,123
4,200		Associates First Capital Corp.	88
4,890		Astoria Financial Corp.	183,375
1,100	[2]	BOK Financial Corp.	20,900
4,864		BRE Properties, Inc., Class A	153,824
981		BSB Bancorp, Inc.	14,224
1,788		BT Financial Corp.	34,978
1,219		Baldwin & Lyons, Inc., Class B	23,085
489		BancFirst Corp.	17,726
8,981		Bancorpsouth, Inc.	117,314
1,192		Bank Granite Corp.	27,714
3,488		Bank United Corp., Class A	197,726
2,400		BankAtlantic Bancorp, Inc., Class A	9,600
2,985		Bay View Capital Corp.	24,253
1,973		Bedford Property Investors, Inc.	38,843
1,860		Berkley, (W. R.) Corp.	63,356
1,915	[2]	Blackrock, Inc.	81,627
1,370		Blanch, E. W. Holdings, Inc.	25,859
1,831		Boykin Lodging Co.	16,593
3,634		Brandywine Realty Trust	69,500
1,557		Brenton Banks, Inc.	19,268
1,335		Brookline Bancorp, Inc.	14,435
2,352		Brown & Brown, Inc.	76,440
3,477		Burnham Pacific Properties, Inc.	18,906
2,664		CBL & Associates Properties, Inc.	61,605
1,772		CNA Surety Corp.	20,599
784		CPB, Inc.	19,796
1,849		CVB Financial Corp.	30,855
4,367		Cabot Industrial Trust	82,427
4,037		Camden Property Trust	115,559
2,172		Capital Automotive	27,998
470		Capital City Bank Group, Inc.	9,224
3,655		Capital Federal Financial	52,997
1,867		Capstead Mortgage Corp.	17,853
2,757		Cash America International, Inc.	14,302
961		Cathay Bancorp, Inc.	47,389
2,176		CenterPoint Properties Corp.	96,696
1,164		Century South Banks, Inc.	21,388
2,160		Charter Municipal Mortgage Acceptance Co.	29,138
2,243		Chateau Communities, Inc.	63,084
1,717		Chelsea GCA Realty, Inc.	55,373
1,535		Chemical Financial Corp.	32,811
2,811		Chittenden Corp.	74,667
5,036		Citizens Banking Corp.	119,920
988		City Bank Lynwood, WA	23,218
10,461		Colonial BancGroup, Inc.	92,188
2,284		Colonial Properties Trust	56,101
3,315		Commerce Bancorp, Inc.	200,765
2,689		Commerce Group, Inc.	68,738
5,974		Commercial Federal Corp.	104,545
3,186		Commercial Net Lease Realty	32,258
5,401		Community First Bankshares, Inc.	83,715
1,267	[2]	CompuCredit Corp.	39,119
4,178		Cornerstone Realty Income Trust, Inc.	43,869
11,973	[2]	Corrections Corp. of America	9,728
981		Corus Bankshares, Inc.	38,933
576	[2]	Corvel Corp.	18,252
4,179		Cousins Properties, Inc.	108,654
3,762		Crawford & Co., Class B	47,025
1,725	[2]	Credit Acceptance Corp.	10,566
5,583		Cullen Frost Bankers, Inc.	185,984
2,223	[2]	DLJdirect, Inc.	11,254
1,026	[2]	DVI, Inc.	17,185
1,420		Dain Rauscher Corp.	133,214
7,373	[2]	Data Broadcasting Corp.	32,487
1,617	[2]	Delphi Financial Group, Inc., Class A	59,829
5,856		Developers Diversified Realty	69,906
1,303		Dime Community Bancorp, Inc.	28,910
3,510		Doral Financial Corp.	62,741
2,221		Downey Financial Corp.	106,053
1,249	[2]	E-LOAN, Inc.	3,591
959	[2]	Espeed, Inc., Class A	20,139
2,437		East West Bancorp, Inc.	46,151
1,687		EastGroup Properties, Inc.	34,373
3,128		Eaton Vance Corp.	155,813
2,883		Enhance Financial Services Group, Inc.	33,515
1,632		Entertainment Properties Trust	18,054
3,891		Equity Inns, Inc.	24,076
1,923		Essex Property Trust, Inc.	99,996
1,211		F & M Bancorp	24,674
2,667		F & M National Corp.	69,009
1,228		FBL Financial Group, Inc., Class A	19,725
2,384		FNB Corp.	51,256
704		Farmers Capital Bank Corp.	24,464
4,245		Federal Realty Investment Trust	81,716
4,992		FelCor Lodging Trust, Inc.	109,512
5,665		Fidelity National Financial, Inc.	139,147
1,129	[2]	Financial Federal Corp.	23,921
6,536		Finova Group, Inc.	16,748
5,824		First American Financial Corp.	121,940
964		First Busey Corp.	17,653
3,286		First Charter Corp.	50,728
667		First Citizens Bancshares, Inc., Class A	49,358
6,231		First Commmonwealth Financial Corp.	61,921
1,616		First Federal Capital Corp.	18,988
3,763		First Financial Bancorp	58,326
1,050		First Financial Bankshares, Inc.	32,287
744		First Financial Corp.	21,204
1,372		First Financial Holdings, Inc.	23,152
987		First Indiana Corp.	22,701
4,088		First Industrial Realty Trust	126,217
1,211		First Merchants Corp.	27,853
4,417		First Midwest Bancorp, Inc.	110,701
1,269		First Niagra Financial Group, Inc.	11,500
3,733		First Sentinel Bancorp, Inc.	34,647
870		First Washington Realty Trust, Inc.	21,967
1,838	[2]	FirstFed Financial Corp.	46,869
2,224		Firstbank Corp.	51,013
5,964		Franchise Finance Corp. of America	121,144
6,233		Fremont General Corp.	22,595
2,567	[2]	Friedman, Billings, Ramsey Group, Inc., Class A	20,536
1,596		Frontier Financial Corp.	29,925
2,807	[2]	Frontline Capital Group	40,000
7,893		Fulton Financial Corp.	172,659
1,122		GBC Bancorp	35,764
622	[2]	Gabelli Asset Management, Inc., Class A	22,392
2,507		Gables Residential Trust	63,928
4,043		Gallagher (Arthur J.) & Co.	255,214
3,093		Glenborough Realty Trust, Inc.	49,681
2,565		Glimcher Realty Trust	33,345
2,269		GlobalNet Financial.com, Inc.	10,210
3,110		Gold Banc Corp., Inc.	14,384
784		Great American Financial Resources, Inc.	13,916
1,762		Great Lakes REIT, Inc.	29,844
4,194		Greater Bay Bancorp	136,567
4,407		HCC Insurance Holdings, Inc.	84,008
14,061		HRPT Properties Trust	90,518
3,063		HSB Group, Inc.	121,180
969		Hancock Holding Co.	30,160
2,375		Harbor Florida Bancshares, Inc.	29,094
466	[2]	Harbor Global Co. Ltd.	1,878
1,454		Harleysville Group, Inc.	33,533
997		Harleysville National Corp.	30,649
5,108		Health Care Property Investors, Inc.	150,047
3,021		Health Care REIT, Inc.	53,434
4,320		Healthcare Realty Trust, Inc.	86,130
6,269		Highwoods Properties, Inc.	135,567
1,348		Hilb Rogal & Hamilton Co.	53,414
2,215		Home Properties of New York, Inc.	60,220
4,293		Horace Mann Educators Corp.	72,176
5,416		Hospitality Properties Trust	116,782
5,128		Hudson United Bancorp	114,739
6,952		INMC Mortgage Holdings, Inc.	145,123
3,332		IRT Property Co.	27,281
3,850	[2]	Imperial Bancorp	93,603
6,972		Independence Community Bank	102,401
1,300		Independent Bank Corp.	13,975
3,701		Innkeepers USA Trust	37,704
1,862		Integra Bank Corp.	48,063
872	[2]	Intercept Group, Inc.	23,598
1,684		International Bancshares Corp.	60,308
2,921		Investment Technology Group, Inc.	105,156
3,174		Investors Financial Services Corp.	227,536
1,107		Irwin Financial Corp.	17,089
3,423		JDN Realty Corp.	37,439
1,272		JP Realty, Inc.	20,352
2,625		Jefferies Group, Inc.	71,531
740		John Nuveen & Co., Inc., Class A	35,335
755		Kansas City Life Insurance Co.	24,490
2,796		Kilroy Realty Corp.	72,871
2,829		Koger Equity, Inc.	45,087
1,120		LaSalle Hotel Properties	16,100
3,917	[2]	LaBranche & Co., Inc.	155,211
1,039		LandAmerica Financial Group, Inc.	30,650
4,006		Leucadia National Corp.	99,649
1,830		Lexington Corporate Properties Trust	20,473
1,690		Liberty Corp.	58,516
1,502		Liberty Financial Cos., Inc.	40,554
2,452		MAF Bancorp, Inc.	58,848
3,391		Macerich Co. (The)	66,548
1,951		Manufactured Home Communities, Inc.	48,531
646	[2]	Markel Corp.	93,589
1,167		Medallion Financial Corp.	17,943
1,980	[2]	Medical Assurance, Inc.	27,472
15,268		Meditrust Corp.	41,987
2,005		Merchants New York Bancorp, Inc.	41,604
2,846		Mercury General Corp.	104,235
6,436		Metris Cos., Inc.	208,365
908		Mid American Bancorp	22,586
1,881		Mid-American Apartment Communities, Inc.	41,382
1,170		Mid-State Bancshares	34,515
494		Midland Co.	14,388
1,674		Mills Corp.	28,563
698		Mississippi Valley Bancshares, Inc.	18,366
2,299		Morgan Keegan, Inc.	45,836
2,523		NBT Bancorp, Inc.	37,845
1,332	[2]	National Discount Brokers Group, Inc.	64,852
1,481		National Golf Properties, Inc.	29,435
2,621		National Health Investors, Inc.	16,381
1,882		National Penn Bancshares, Inc.	39,992
648	[2]	National Processing, Inc.	10,246
191	[2]	National Western Life Insurance Co., Class A	16,903
4,901		Nationwide Health Properties, Inc.	73,209
2,517	[2]	Net.B@nk, Inc.	21,866
9,345		New Plan Excel Realty Trust	115,060
3,468	[2]	NextCard, Inc.	26,443
1,500		Northwest Bancorp, Inc.	11,156
1,239		OceanFirst Financial Corp.	25,942
3,805	[2]	Ocwen Financial Corp.	22,354
6,419		Ohio Casualty Corp.	53,960
939		Omega Financial Corp.	27,114
1,184		Oriental Financial Group	14,504
1,351		PFF Bancorp, Inc.	24,993
1,466	[2]	PICO Holdings, Inc.	18,875
1,819		PMA Capital Corp.	29,786
2,429		PS Business Parks, Inc.	63,761
2,638		Pacific Capital Bancorp	70,566
1,954		Pacific Gulf Properties, Inc.	51,903
1,514		Pacific Northwest Bancorp	20,250
946		Pan Pacific Retail Properties, Inc.	19,334
1,004		Park National Corp.	96,007
1,040		Parkway Properties, Inc.	29,770
1,269		Pennsylvania Real Estate Investment Trust	21,811
2,925		Peoples Bank Bridgeport	59,231
668	[2]	Philadelphia Consolidated Holding Corp.	14,905
4,815		Phoenix Investment Partners Ltd.	75,234
1,708		Premier National Bancorp, Inc.	35,014
3,836		Prentiss Properties Trust	97,339
2,153		Presidential Life Corp.	31,353
1,005		Prime Group Realty Trust	14,949
2,991		Provident Bankshares Corp.	56,642
2,386		Provident Financial Group, Inc.	72,176
1,772		Queens County Bancorp, Inc.	49,616
1,115		R&G Financial Corp., Class B	10,941
2,631		RFS Hotel Investors, Inc.	33,874
855		RLI Corp.	33,452
4,241		Raymond James Financial, Inc.	143,399
2,843		Realty Income Corp.	65,389
5,888		Reckson Associates Realty Corp.	133,216
3,338		Regency Realty Corp.	75,105
6,990		Reliance Group Holdings, Inc.	437
4,805		Republic Bancorp, Inc.	45,647
5,242		Republic Security Financial Corp.	35,547
2,923		Richmond County Financial Corp.	68,690
2,020		Riggs National Corp.	22,725
1,278	[2]	Risk Capital Holdings, Inc.	19,809
6,947		Roslyn Bancorp, Inc.	150,663
2,871		S & T Bancorp, Inc.	54,190
994		SCPIE Holdings, Inc.	18,886
2,363		SL Green Realty Corp.	63,358
381		SLM Corp.	20,384
1,013		Sandy Spring Bancorp, Inc.	22,413
889		Santander BanCorp	13,557
1,129		Saul Centers, Inc.	17,288
2,724		Seacoast Financial Services Corp.	28,942
3,504	[2]	Security Capital Group, Inc.	66,795
2,796		Selective Insurance Group, Inc.	48,231
1,343		Senior Housing Properties Trust	12,507
3,178		Shurgard Storage Centers, Inc., Class A	72,101
4,524	[2]	Silicon Valley Bancshares	209,235
9,034		Sky Financial Group, Inc.	150,187
2,298		Smith (Charles E.) Residential Realty, Inc.	101,112
4,598		South Financial Group, Inc.	46,842
2,995	[2]	Southwest Bancorp. of Texas, Inc.	109,317
1,711		Southwest Securities Group, Inc.	48,336
1,255		Sovran Self Storage, Inc.	23,688
3,420		StanCorp Financial Group, Inc.	139,365
1,247		State Auto Financial Corp.	16,834
3,903		Staten Island Bancorp, Inc.	75,377
2,783		Sterling Bancshares, Inc.	47,833
1,077		Stewart Information Services Corp.	16,963
2,835		Storage USA, Inc.	79,203
2,665		Summit Properties, Inc.	63,960
1,866		Sun Communities, Inc.	56,680
4,139		Susquehanna Bankshares, Inc.	58,463
595		Tanger Factory Outlet Centers, Inc.	12,495
3,646		Taubman Centers, Inc.	39,878
1,583		Texas Regional Bancshares, Inc., Class A	47,292
1,745		The Trust Company of New Jersey	25,084
1,716		Town & Country Trust	31,746
1,467	[2]	Triad Guaranty, Inc.	42,635
6,602		Trustco Bank Corp.	79,223
6,551		Trustmark Corp.	124,469
1,765		Tucker Anthony Sutro Corp.	40,816
990		UCBH Holdings, Inc.	36,011
3,958	[2]	UICI	29,438
1,729		UMB Financial Corp.	58,570
1,092		USB Holdings Co., Inc.	13,582
3,689		United Bankshares, Inc.	71,935
3,572		United Community Financial Corp.	25,004
11,020		United Dominion Realty Trust, Inc.	115,710
1,616		United National Bancorp	28,684
1,075		Urban Shopping Centers, Inc.	51,533
174		Value Line, Inc.	6,068
6,425	[2]	Ventas, Inc.	32,125
2,931		W Holding Co., Inc.	27,112
961		WFS Financial, Inc.	15,136
5,504		Washington Federal, Inc.	122,808
3,802		Washington Real Estate Investment Trust	76,040
5,360		Webster Financial Corp. Waterbury	130,650
2,846		Weingarten Realty Investors	119,354
2,035		Wesbanco, Inc.	47,187
3,953		WestAmerica Bancorporation	142,061
1,047		Westcorp, Inc.	16,229
1,847		Western Properties Trust	23,434
3,051		Westfield America, Inc.	42,714
2,451		Whitney Holding Corp.	90,534
7,743	[2]	Wit Soundview Group, Inc.	55,169
16,023	[2]	Wyndham International, Inc., Class A	26,037
979		Zenith National Insurance Corp.	22,272
579	[2]	ePlus, Inc.	8,459

		TOTAL	18,130,545

		Health Care--11.6%
2,256		ADAC Laboratories	29,328
2,312	[2]	ATS Medical, Inc.	42,339
1,594	[2]	Abiomed, Inc.	46,226
1,219	[2]	Accredo Health, Inc.	52,722
2,176	[2]	Acuson Corp.	49,640
1,993	[2]	Advance Paradigm, Inc.	97,408
6,397	[2]	Advanced Tissue Sciences, Inc., Class A	45,579
1,794	[2]	Albany Molecular Research, Inc.	104,276
1,303	[2]	Alexion Pharmaceuticals, Inc.	134,698
5,383	[2]	Alliance Pharmaceutical Corp.	76,035
552	[2]	Allos Therapeutics, Inc.	5,934
2,645		Alpharma, Inc., Class A	102,659
2,355	[2]	AmeriPath, Inc.	42,243
2,121	[2]	American Superconductor Corp.	101,278
6,020	[2]	Amylin Pharmaceuticals, Inc.	60,953
434	[2]	Antigenics, Inc.	6,483
1,493	[2]	Aphton Corp.	44,790
4,156	[2]	Apria Healthcare Group, Inc.	83,120
1,956	[2]	Aradigm Corp.	43,277
2,502	[2]	Ariad Pharmaceutiacals, Inc.	22,831
1,187		Arrow International, Inc.	47,851
2,062	[2]	Arthrocare Corp.	46,782
410	[2]	Aspect Medical Systems, Inc.	3,639
5,263	[2]	Avant Immunotherapeutics, Inc.	44,407
1,575	[2]	Avigen, Inc.	61,031
1,934	[2]	Aviron	126,435
529	[2]	Bacou U.S.A., Inc.	13,225
2,202	[2]	Barr Laboratories, Inc.	139,001
10,746	[2]	Beverly Enterprises, Inc.	53,730
5,857	[2]	Bio-Technology General Corp.	61,499
1,315	[2]	BioCryst Pharmaceuticals, Inc.	11,999
1,794	[2]	BioMarin Pharmaceutical, Inc.	23,322
1,602	[2]	Biomatrix, Inc.	30,638
1,481	[2]	Biopure Corp.	30,453
1,503	[2]	Biosite Diagnostics, Inc.	33,066
753	[2]	Bone Care International, Inc.	18,543
1,568	[2]	CONMED Corp.	23,030
1,657	[2]	CV Therapeutics, Inc.	130,489
2,971	[2]	CardioDynamics International Corp.	15,598
3,278	[2]	Catalytica, Inc.	44,048
3,590	[2]	Cell Genesys, Inc.	82,794
2,318	[2]	Cell Pathways, Inc.	17,675
3,106	[2]	Cell Therapeutics, Inc.	207,762
5,230	[2]	Celsion Corp.	10,460
952	[2]	Cerus Corp.	53,193
704	[2]	Closure Medical Corp.	17,072
795	[2]	Collateral Therapeutics, Inc.	20,099
2,588	[2]	Columbia Laboratories, Inc.	15,852
3,193	[2]	Connetics Corp.	16,713
1,543		Cooper Companies, Inc.	55,162
2,203	[2]	Corixa Corp.	98,034
1,823	[2]	Coulter Pharmaceutical, Inc.	69,844
6,143	[2]	Covance, Inc.	52,983
6,275	[2]	Coventry Health Care, Inc.	114,519
1,109	[2]	Cryolife, Inc.	44,152
2,938	[2]	Cubist Pharmaceuticals, Inc.	126,242
2,651	[2]	CuraGen Corp.	171,321
1,798	[2]	Cyberonics, Inc.	41,804
2,481	[2]	Cygnus, Inc.	22,174
7,727	[2]	Cytogen Corp.	44,430
1,490	[2]	DUSA Pharmaceuticals, Inc.	38,926
7,771	[2]	DaVita, Inc.	87,424
1,259		Datascope Corp.	43,593
1,168		Diagnostic Products Corp.	53,290
2,618	[2]	Diametrics Medical, Inc.	21,599
1,096	[2]	Digene Corp.	35,569
4,723	[2]	Dura Pharmaceuticals, Inc.	162,648
6,247	[2]	Edwards Lifesciences Corp.	83,944
1,558	[2]	Emisphere Technologies, Inc.	39,437
1,051	[2]	Endocare, Inc.	18,590
1,553	[2]	Entremed, Inc.	48,337
2,424	[2]	Enzo Biochem, Inc.	93,324
4,365	[2]	Enzon, Inc.	311,006
1,055	[2]	Exelixis, Inc.	23,276
11,047	[2]	Foundation Health Systems, Inc., Class A	223,011
1,120	[2]	Fuelcell Energy, Inc.	85,750
1,789	[2]	Geltex Pharmaceuticals, Inc.	88,779
2,723	[2]	Gene Logic, Inc.	59,395
2,361	[2]	Genome Therapeutics Corp.	35,267
1,947	[2]	Genta, Inc.	15,698
1,800	[2]	Gentiva Health Services, Inc.	21,263
1,971	[2]	Genzyme Transgenics Corp.	42,253
2,340	[2]	Geron Corp.	54,990
1,000	[2]	Gliatech, Inc.	6,438
2,530	[2]	Guilford Pharmaceuticals, Inc.	62,459
2,664	[2]	Haemonetics Corp.	62,604
6,958		Hooper Holmes, Inc.	66,031
16,691	[2]	Humana, Inc.	202,378
1,033	[2]	Hyseq, Inc.	30,022
1,736	[2]	I-Stat Corp.	34,069
3,676	[2]	IDEXX Laboratories, Inc.	88,224
1,325	[2]	INAMED Corp.	37,100
2,675	[2]	Ilex Oncology, Inc.	96,969
9,943	[2]	Imatron, Inc.	21,440
2,546	[2]	Immune Response Corp.	15,435
3,645	[2]	Immunogen, Inc.	125,297
3,363	[2]	Immunomedics, Inc.	77,769
1,664	[2]	Impath, Inc.	125,840
3,468	[2]	Inhale Therapeutic Systems, Inc.	172,533
748	[2]	Intermune Pharmaceuticals, Inc.	37,400
817	[2]	IntraBiotics Pharmaceuticals, Inc.	12,153
2,563		Invacare Corp.	73,046
3,497	[2]	Invitrogen Corp.	265,991
4,078	[2]	Isis Pharmaceuticals, Inc.	42,054
1,946	[2]	KV Pharmaceutical Co., Class B	75,894
1,078	[2]	Kos Pharmaceuticals, Inc.	21,358
1,828	[2]	Laboratory Corporation of America Holdings	246,552
1,050	[2]	Lexicon Genetics, Inc.	21,263
3,381	[2]	LifePoint Hospitals, Inc.	131,014
5,653	[2]	Ligand Pharmaceuticals, Inc., Class B	84,088
4,391	[2]	Lincare Holdings, Inc.	184,696
1,040	[2]	Lynx Therapeutic, Inc.	18,200
1,762	[2]	MGI PHARMA, Inc.	49,336
8,553	[2]	Manor Care, Inc.	142,728
1,866	[2]	Martek Biosciences Corp.	40,119
2,693	[2]	Matrix Pharmaceuticals, Inc.	38,712
2,409	[2]	Maxim Pharmaceuticals, Inc.	106,899
1,179	[2]	Maximus, Inc.	28,959
807	[2]	Maxygen, Inc.	32,482
3,052	[2]	Medicis Pharmaceutical Corp., Class A	224,704
2,288		Mentor Corp.	40,326
1,214	[2]	Microvision, Inc.	41,352
4,619	[2]	Mid Atlantic Medical Services, Inc.	78,523
992		Mine Safety Appliances Co.	20,832
1,524	[2]	Miravant Medical Technologies	23,051
2,046	[2]	Myriad Genetics, Inc.	245,520
3,803	[2]	NABI, Inc.	23,234
2,272	[2]	NEORX Corp.	36,920
2,139	[2]	NPS Pharmaceuticals, Inc.	91,710
1,566	[2]	Nanogen, Inc.	24,273
1,231	[2]	Neose Technologies, Inc.	44,547
2,118	[2]	Neurocrine Biosciences, Inc.	82,073
1,483	[2]	Neurogen Corp.	46,622
812	[2]	Nexell Therapeutics, Inc.	5,798
2,001	[2]	Noven Pharmaceuticals, Inc.	89,170
1,749	[2]	Novoste Corp.	44,162
519	[2]	ORATEC Interventions, Inc.	5,190
2,526	[2]	OSI Pharmaceuticals, Inc.	181,872
2,439	[2]	Oakley, Inc.	51,219
1,717	[2]	Ocular Sciences, Inc.	21,248
9,773		Omnicare, Inc.	171,028
672	[2]	Orchid Biosciences, Inc.	13,734
3,624	[2]	Organogenesis, Inc.	45,445
4,374	[2]	Orthodontic Centers of America, Inc.	145,982
545	[2]	Paradigm Genetics, Inc.	8,652
2,605	[2]	Parexel International Corp.	22,794
1,960	[2]	Pharmaceutical Product Development, Inc.	61,373
1,720	[2]	Pharmacyclics, Inc.	92,558
1,017	[2]	Photogen Technologies, Inc.	4,577
861	[2]	Praecis Pharmaceuticals, Inc.	21,848
3,227	[2]	Province Heathcare Co.	135,937
7,627	[2]	Quorum Health Group, Inc.	102,011
2,012	[2]	Regeneron Pharmaceuticals, Inc.	53,821
1,399	[2]	RehabCare Group, Inc.	60,419
4,799	[2]	Renal Care Group, Inc.	112,777
2,044	[2]	Res-Care, Inc.	11,242
3,332	[2]	ResMed, Inc.	84,966
1,056	[2]	Research Frontiers, Inc.	20,328
3,542	[2]	Respironics, Inc.	69,512
950	[2]	Ribozyme Pharmaceuticals, Inc.	20,128
436	[2]	RightCHOICE Managed Care, Inc., Class A	12,045
4,719	[2]	SICOR, Inc.	60,462
1,703	[2]	SangStat Medical Corp.	17,030
3,391	[2]	SciClone Pharmaceuticals, Inc.	27,340
406	[2]	Sonic Innovations, Inc.	1,954
987	[2]	SonoSight, Inc.	12,584
1,325	[2]	Staar Surgical Co.	20,869
7,226	[2]	Steris Corp.	108,390
5,119	[2]	Sunrise Technologies International, Inc.	36,953
2,726	[2]	SuperGen, Inc.	35,097
1,861	[2]	Superconductor Technologies, Inc.	18,843
2,201	[2]	Symyx Technologies, Inc.	103,860
2,000	[2]	Syncor International Corp.	51,375
3,499	[2]	Syntroleum Corp.	68,231
2,834	[2]	Targeted Genetics Corp.	28,340
8,913	[2]	Techniclone Corp.	21,447
4,384	[2]	Texas Biotechnology Corp.	64,664
2,793	[2]	Theragenics Corp.	13,092
1,669	[2]	Thermo Cardiosystems, Inc.	13,665
1,620	[2]	Thoratec Laboratories Corp.	19,744
2,487	[2]	Titan Pharmaceuticals, Inc.	104,653
2,103	[2]	Transkaryotic Therapies, Inc.	78,337
3,639	[2]	Triad Hospitals, Inc.	100,982
3,515	[2]	Triangle Pharmaceuticals, Inc.	29,548
1,690	[2]	Trimeris, Inc.	119,568
1,145	[2]	Tularik, Inc.	36,354
2,232	[2]	Twinlab Corp.	11,718
7,754	[2]	US Oncology, Inc.	41,678
1,573		United Therapeutics Corp.	84,156
5,643	[2]	VISX, Inc.	120,972
3,165	[2]	Valentis, Inc.	27,298
3,373		Varian Medical Systems, Inc.	164,855
5,328	[2]	Vasomedical, Inc.	20,313
858	[2]	VaxGen, Inc.	23,541
1,074	[2]	Ventana Medical Systems, Inc.	28,193
2,087	[2]	Vical, Inc.	44,349
601		Vital Signs, Inc.	18,706
3,467	[2]	Vivus, Inc.	11,268
894	[2]	Zoll Medical Corp.	44,309

		TOTAL	12,526,072

		Technology--17.2%
2,462	[2]	24/7 Media, Inc.	12,772
3,525	[2]	3DFX Interactive, Inc.	14,981
2,824	[2]	3DO Co.	8,649
3,465	[2]	ACTV, Inc.	34,109
667	[2]	AGENCY.COM, Inc.	7,004
2,658	[2]	AVT Corp.	16,696
1,963	[2]	AXT, Inc.	75,576
1,497	[2]	About.com, Inc.	35,928
2,546	[2]	Accrue Software, Inc.	11,775
1,061	[2]	Aclara Biosciences, Inc.	18,965
2,351	[2]	Actel Corp.	86,105
6,062	[2]	Actuate Software Corp.	170,873
3,964	[2]	Adaptive Broadband Corp.	63,672
1,010	[2]	Ade Corp.	18,054
1,003	[2]	Adept Technology, Inc.	27,959
5,494	[2]	Advanced Digital Information Corp.	71,422
979	[2]	Advantage Learning Systems, Inc.	29,064
2,769	[2]	Advent Software, Inc.	165,621
3,047	[2]	Aeroflex, Inc.	181,297
628	[2]	Airnet Communications Corp.	9,557
2,455	[2]	Allaire Corp.	17,952
2,958	[2]	Allen Telecom, Inc.	55,278
2,688	[2]	Alliance Semiconductor Corp.	53,760
3,133	[2]	Anadigics, Inc.	70,101
695		Analogic Corp.	24,542
2,171		Analysts International Corp.	13,569
2,330	[2]	Anixter International, Inc.	56,503
3,560	[2]	AnswerThink Consulting Group, Inc.	58,295
1,258	[2]	Aperian, Inc.	4,403
1	[2]	Applied Micro Circuits Corp.	110
1,080	[2]	Applied Science & Technology, Inc.	15,525
708	[2]	AppliedTheory Corp.	3,363
1,036	[2]	AremisSoft Corp.	44,289
2,157	[2]	Ask Jeeves, Inc.	28,041
3,179	[2]	Aspen Technology, Inc.	131,332
3,448	[2]	Asyst Technologies, Inc.	51,720
1,698	[2]	Audiovox Corp., Class A	23,241
2,173	[2]	Aurora Bioscences, Inc.	132,417
4,212	[2]	Avant! Corp.	70,814
2,497	[2]	Avid Technology, Inc.	34,646
4,594	[2]	Avocent Corp.	325,887
1,786	[2]	Aware, Inc.	55,254
3,040	[2]	Axent Technologies, Inc.	58,330
1,166	[2]	BARRA, Inc.	71,272
1,278	[2]	BSQUAR Corp.	19,969
2,518	[2]	Be Free, Inc.	9,915
1,616	[2]	Bell & Howell Co.	30,704
4,530	[2]	Billing Information Concepts Corp.	13,590
4,023	[2]	BindView Development Corp.	31,430
870	[2]	Bio Rad Laboratories, Inc., Class A	26,013
1,445	[2]	Bluestone Software, Inc.	31,068
891	[2]	Bottomline Technologies, Inc.	31,241
1,357	[2]	Breakaway Solutions, Inc.	7,803
5,533	[2]	Brightpoint, Inc.	36,829
1,397	[2]	Brio Technology, Inc.	11,438
3,362	[2]	Broadbase Software, Inc.	36,142
105		Brokat Aktiengesellschaft sponsored ADR	2,205
1,784	[2]	Brooks Automation, Inc.	47,276
1,263	[2]	Brooktrout Technology, Inc.	18,235
466	[2]	C-Bridge Internet Solutions, Inc.	6,874
4,764	[2]	C-Cube Microsystems, Inc.	92,898
1,054	[2]	CACI International, Inc., Class A	21,739
675	[2]	CAIS Internet, Inc.	2,848
2,420	[2]	CCC Information Service Group, Inc.	16,638
1,698	[2]	CTC Communications Group, Inc.	16,396
4,619	[2]	Cable Design Technologies, Class A	106,526
547	[2]	Caldera Systems, Inc.	1,915
1,847	[2]	Calico Commerce, Inc.	5,656
1,438	[2]	California Amplifier, Inc.	35,950
520	[2]	Caliper Technologies Corp.	29,315
5,684	[2]	Cambridge Technology Partners, Inc.	22,026
498	[2]	Caminus Corp.	15,687
1,028	[2]	Carreker-Antinori, Inc.	19,018
1,015	[2]	Carrier Access Corp.	12,688
1,291	[2]	Celeritek, Inc.	42,684
827	[2]	Centennial Cellular Corp., Class A	16,127
467	[2]	Centillium Communications, Inc.	17,739
7,859	[2]	Century Business Services, Inc.	8,841
507		Chordiant Software, Inc.	3,090
1,550	[2]	ChromaVision Medical Systems, Inc.	7,363
4,880	[2]	Ciber, Inc.	38,125
5,982	[2]	Cirrus Logic, Inc.	257,974
2,333	[2]	Clarent Corp.	72,469
1,640	[2]	Clarus Corp.	16,400
974	[2]	Click2learn.com, Inc.	14,123
1,245	[2]	CoStar Group, Inc.	38,906
2,253	[2]	Cobalt Networks, Inc.	124,197
675	[2]	Cognizant Technology Solutions Corp.	27,675
2,844	[2]	Coherent, Inc.	99,007
2,382	[2]	Com21, Inc.	25,755
2,567	[2]	Complete Business Solutions, Inc.	26,633
2,583	[2]	Computer Network Technology	78,499
2,277	[2]	Concord Camera Corp.	70,445
1,750	[2]	Concord Communications, Inc.	13,563
5,742	[2]	Concurrent Computer Corp.	101,203
1,327		Convergent Communication, Inc.	5,640
380	[2]	Coolsavings.com, Inc.	499
454	[2]	Corillian Corp.	6,470
1,881	[2]	Corsair Communications, Inc.	11,404
954	[2]	Crossroads Systems, Inc.	6,618
741	[2]	Cyberoptics Corp.	17,414
2,000	[2]	Cybersource Corp.	11,000
2,278	[2]	Cylink Corp.	9,610
3,064	[2]	Cymer, Inc.	76,600
702	[2]	Cysive, Inc.	5,572
1,102	[2]	DSET Corp.	6,268
3,008	[2]	DSL.net, Inc.	7,896
2,818	[2]	DSP Group, Inc.	79,961
1,030	[2]	Daleen Technolgies, Inc.	10,268
1,290	[2]	Data Return Corp.	14,835
1,746	[2]	Datastream Systems, Inc.	21,389
1,080	[2]	Davox Corp.	10,530
905	[2]	Deltek Systems, Inc.	5,996
3,283	[2]	Dendrite International, Inc.	71,405
883	[2]	Digimarc Corp.	13,190
2,996	[2]	Digital Courier Technologies, Inc.	8,707
2,190	[2]	Digital Insight Corp.	42,294
2,034	[2]	Digital River, Inc.	13,285
1,709	[2]	Documentum, Inc.	145,265
1,156	[2]	Dot Hill Systems Corp.	3,974
2,590	[2]	EMCORE Corp.	106,190
2,984	[2]	ESS Technology, Inc.	46,252
3,894	[2]	Eclipsys Corp.	96,133
2,261	[2]	Elantec Semiconductor, Inc.	251,536
964	[2]	Electric Lightwave, Inc., Class A	5,543
2,166	[2]	Electroglas, Inc.	30,459
489	[2]	Embarcadero Technologies, Inc.	29,554
726	[2]	Emerg Interactive, Inc., Class A	8,122
2,520	[2]	Epresence, Inc.	17,798
484	[2]	Eprise Corp.	1,452
4,044	[2]	Exar Corp.	180,716
1,245	[2]	Excalibur Technologies Corp.	73,299
3,332	[2]	Exchange Applications, Inc.	10,673
796	[2]	Extended Systems, Inc.	31,044
491	[2]	Extensity, Inc.	6,260
1,796	[2]	F5 Networks, Inc.	55,676
1,531	[2]	FEI Co.	36,266
2,690	[2]	FSI International, Inc.	25,051
2,115		FactSet Research Systems	80,095
1,183		Fair Isaac & Co., Inc.	48,503
3,637	[2]	Filenet Corp.	96,381
564	[2]	Firepond, Inc.	4,512
1,950	[2]	First Consulting Group, Inc.	13,041
4,165	[2]	Futurelink Corp.	7,549
516	[2]	GRIC Communications, Inc.	2,580
1,086		Gadzoox Networks, Inc.	4,005
1,443	[2]	Gasonics International Corp.	29,491
2,862	[2]	GenRad, Inc.	26,116
3,757	[2]	General Semiconductor, Inc.	42,971
108	[2]	Genomic Solutions, Inc.	1,512
1,547	[2]	Geoworks Corp.	7,590
2,064		Gerber Scientific, Inc.	16,512
6,815	[2]	Glenayre Technologies, Inc.	56,224
1,887	[2]	Globix Corp.	19,106
1,144	[2]	GoAmerica, Inc.	11,941
2,744	[2]	GoTo.com, Inc.	38,931
1,365	[2]	Great Plains Software, Inc.	53,150
3,475	[2]	HNC Software	70,586
2,351		Helix Technology Corp.	65,534
750	[2]	Hi/fn, Inc.	46,313
3,416	[2]	High Speed Access Corp.	10,035
1,920	[2]	HotJobs.com Ltd.	30,000
2,660	[2]	Hutchinson Technology, Inc.	58,354
3,492	[2]	Hyperion Solutions Corp.	48,888
890	[2]	IBIS Technology Corp.	33,709
1,651	[2]	IDX Systems Corp.	52,832
974	[2]	II-VI, Inc.	20,150
1,232	[2]	IMPSAT Fiber Networks, Inc.	14,784
2,275	[2]	IMRglobal Corp.	18,769
544	[2]	IXYS Corp.	13,770
2,864	[2]	Identix, Inc.	41,242
15,514		Ikon Office Solutions, Inc.	50,421
3,803	[2]	Imation Corp.	75,347
1,404	[2]	Immersion Corp.	13,865
3,997	[2]	InFocus Corp.	176,617
1,497	[2]	Indus International, Inc.	6,082
2,770	[2]	Informatica Corp.	261,765
2,258	[2]	Information Architects Corp.	8,468
179	[2]	Inforte Corp.	5,482
5,820	[2]	Inprise Corp.	37,103
1,309	[2]	Integrated Circuit System, Inc.	17,835
2,765	[2]	Integrated Silicon Solution, Inc.	36,982
8,111	[2]	Intelect Communications, Inc.	9,125
2,180		Inter-Tel, Inc.	25,206
510	[2]	Interactive Intelligence, Inc.	18,615
4,687	[2]	Intergraph Corp.	29,294
5,116	[2]	Interliant, Inc.	30,696
955		Interlink Electronics, Inc.	21,368
913	[2]	Interlogix, Inc.	11,241
5,101	[2]	Internet Pictures Corp.	10,919
1,165	[2]	Internet.com Corp.	24,247
6,806	[2]	Intertrust Technologies Corp.	68,060
3,454	[2]	Intervoice, Inc.	33,784
2,042	[2]	Interworld Corp.	4,467
3,720	[2]	Interwoven, Inc.	374,790
1,774	[2]	IntraNet Solutions, Inc.	82,491
1,660	[2]	Intraware, Inc.	12,139
1,633	[2]	Intrusion.com, Inc.	16,738
28,863	[2]	Iomega Corp.	141,717
5,870	[2]	J.D. Edwards & Co.	151,886
2,193	[2]	JDA Software Group, Inc.	33,032
678	[2]	JNI Corp.	60,384
2,046	[2]	Juno Online Services, Inc.	5,435
956		Keithley Instruments, Inc.	51,146
2,999	[2]	Kent Electronics Corp.	55,856
1,718	[2]	Keynote Systems, Inc.	41,232
1,318	[2]	Kronos, Inc.	48,025
5,094	[2]	Kulicke & Soffa Industries	74,818
5,031	[2]	LTX Corp.	70,434
1,554	[2]	Lante Corp.	5,730
1,319	[2]	Latitude Communications, Inc.	7,584
9,258	[2]	Legato Systems, Inc.	82,454
642	[2]	Level 8 Systems, Inc.	6,179
1,817	[2]	Lightbridge, Inc.	19,419
1,528	[2]	Lightpath Technologies, Inc.	41,638
876	[2]	Lightspan, Inc.	2,026
469	[2]	LivePerson, Inc.	1,085
1,258	[2]	Lodgenet Entertainment	22,094
4,341	[2]	LookSmart Ltd.	30,658
505	[2]	Loudeye Technologies, Inc.	1,925
539	[2]	Luminex Corp.	14,620
1,014	[2]	MCX Communications, Inc.	15,844
3,568	[2]	MEMC Electronic Materials	35,457
1,863	[2]	MICROS Systems Corp.	36,794
579	[2]	MKS Instruments, Inc.	10,639
2,141	[2]	MP3.com, Inc.	7,560
5,331	[2]	MRV Communications, Inc.	210,575
3,432	[2]	MTI Technology Corp.	17,804
4,518	[2]	Mail.com, Inc.	14,684
512	[2]	Manhattan Associates, Inc.	32,776
2,474	[2]	Manugistics Group, Inc.	281,881
1,505	[2]	Mapinfo Corp.	49,195
1,557	[2]	Marimba, Inc.	9,245
400		Marketwatch.Com, Inc.	1,875
3,783	[2]	Mastech Corp.	19,151
618	[2]	MatrixOne, Inc.	18,347
1,671	[2]	Mattson Technology, Inc.	19,634
6,731	[2]	Maxtor Corp.	52,586
682	[2]	McAfee.com, Corp.	4,689
897	[2]	Meade Instruments Corp.	16,426
2,500	[2]	Mechanical Technology, Inc.	18,750
1,092	[2]	Media 100, Inc.	10,784
1,087	[2]	MedicaLogic, Inc.	4,416
1,585	[2]	Medquist, Inc.	17,831
6,825	[2]	Mentor Graphics Corp.	159,961
2,642	[2]	Mercator Software, Inc.	12,054
2,247	[2]	Mercury Computer Systems, Inc.	69,657
2,380	[2]	MetaCreations Corp.	23,800
1,010	[2]	Metasolv Software, Inc.	12,562
696	[2]	Metawave Communications Corp.	9,222
3,786		Methode Electronics, Inc., Class A	142,448
2,197	[2]	Metricom, Inc.	38,997
2,799	[2]	MicroStrategy, Inc.	67,001
3,737	[2]	Micron Electronics, Inc.	29,546
1,102	[2]	Microsemi Corp.	44,080
1,671	[2]	Molecular Devices Corp.	114,255
3,581	[2]	Motient Corp.	43,420
1,782	[2]	Multex.com, Inc.	23,055
3,788	[2]	Mynd Corp.	48,297
3,805	[2]	NBC Internet, Inc., Class A	23,543
681	[2]	NETsilicon, Inc.	9,662
980	[2]	NHancement Technologies, Inc.	24,745
3,758	[2]	NX Networks, Inc.	10,687
2,300	[2]	NYFIX, Inc.	90,850
523	[2]	Nanometrics, Inc.	12,029
3,521		National Data Corp.	134,238
1,832	[2]	National Information Consortium, Inc.	6,183
3,846	[2]	Natural Microsystems Corp.	173,791
1,484	[2]	Neoforma.com, Inc.	2,551
463	[2]	Neon Systems, Inc.	3,270
1,432	[2]	Net Perceptions, Inc.	4,744
498	[2]	Net.Genesis Corp.	1,743
516	[2]	NetGuru, Inc.	2,580
2,562	[2]	NetIQ Corp.	220,652
1,179	[2]	NetObjects, Inc.	3,463
1,523	[2]	NetScout Systems, Inc.	28,461
666	[2]	NetSolve, Inc.	4,995
3,884	[2]	NetZero, Inc.	5,705
2,819	[2]	Netegrity, Inc.	219,882
5,636	[2]	Netmanage, Inc.	7,221
1,562	[2]	Netopia, Inc.	16,987
806	[2]	Netpliance, Inc.	1,461
3,643	[2]	Netro Corp.	79,463
335	[2]	Netsol International, Inc.	2,973
1,760	[2]	Network Access Solutions Corp.	4,785
2,339	[2]	Network Equipment Technologies, Inc.	22,221
1,573	[2]	Network Peripherals, Inc.	17,106
2,704	[2]	New Era of Networks, Inc.	42,081
993	[2]	Niku Corp.	15,640
1,445	[2]	Novadigm, Inc.	14,450
518	[2]	Nuance Communications, Inc.	44,678
637	[2]	Numerical Technologies, Inc.	13,059
2,233	[2]	ONYX Software Corp.	35,449
585	[2]	OTG Software, Inc.	18,428
4,710	[2]	Oak Technology, Inc.	132,174
2,081	[2]	Objective Systems Integrator	18,729
2,169	[2]	On2.com, Inc.	4,945
909	[2]	Onvia.com, Inc.	2,386
3,783	[2]	Open Market, Inc.	12,531
774	[2]	Opus360 Corp.	1,258
1,076	[2]	Osicom Technologies, Inc.	34,432
8,236	[2]	P-COM, Inc.	46,328
1,381	[2]	PC-Tel, Inc.	23,822
1,658	[2]	PLX Technology, Inc.	39,792
2,213	[2]	PRI Automation, Inc.	50,069
1,348	[2]	Packard BioScience Co.	21,737
1,761	[2]	Packeteer, Inc.	43,805
1,757	[2]	Paradyne Networks, Inc.	7,028
380	[2]	Pec Solutions, Inc.	2,613
2,184	[2]	Pericom Semiconductor Corp.	57,876
6,185	[2]	Perot Systems Corp.	61,463
1,119	[2]	Persistance Software, Inc.	13,148
2,132	[2]	Pharmacopedia, Inc.	38,909
2,578	[2]	Phoenix Technology, Ltd.	41,409
1,199	[2]	Photon Dynamics, Inc.	43,164
2,624	[2]	Photronics, Inc.	59,204
4,914	[2]	Pinnacle Systems, Inc.	62,039
3,379		Pioneer Standard Electronics, Inc.	46,884
641	[2]	Pixelworks, Inc.	21,353
5,174	[2]	Plantronics, Inc.	236,064
4,774		Polaroid Corp.	48,038
2,892	[2]	Power Integrations, Inc.	38,861
485	[2]	Predictive Systems, Inc.	6,729
444	[2]	Preview Systems, Inc.	2,248
1,328	[2]	Primus Knowledge Solutions, Inc.	10,790
1,590	[2]	ProBusiness Services, Inc.	51,973
561	[2]	Procom Technology, Inc.	12,728
2,187	[2]	Prodigy Communications Corp.	9,568
3,614	[2]	Progress Software Corp.	57,146
1,458	[2]	Project Software & Development, Inc.	18,954
2,698	[2]	Proxim, Inc.	163,566
3,464	[2]	Puma Technology, Inc.	46,981
2,278	[2]	PurchasePro.com, Inc.	61,506
1,316	[2]	QRS Corp.	11,104
8,434	[2]	Quantum Corp. - Hard Disk Drive	96,464
2,137	[2]	QuickLogic Corp.	18,966
1,863	[2]	Quintus Corp.	13,914
2,368	[2]	Quokka Sports, Inc.	7,252
3,971	[2]	REMEC, Inc.	118,385
1,549	[2]	RadiSys Corp.	41,049
1,752	[2]	Radiant Systems, Inc.	32,303
2,262	[2]	Rainbow Technologies, Inc.	56,267
1,575	[2]	Ramp Networks, Inc.	2,953
3,057	[2]	Rare Medium Group, Inc.	14,139
1,172	[2]	Razorfish, Inc.	5,274
2,777	[2]	Remedy Corp.	47,556
5,045	[2]	Retek, Inc.	198,962
6,542	[2]	Rhythms NetConnections, Inc.	14,311
3,770	[2]	Robotic Vision Systems, Inc.	20,617
578	[2]	Rudolph Technologies, Inc.	22,542
9,759	[2]	S3, Inc.	88,136
3,168	[2]	SAGA Systems, Inc.	17,028
1,196	[2]	SBS Technologies, Inc.	30,797
1,427	[2]	SCM Microsystems, Inc.	54,226
1,658	[2]	SERENA Software, Inc.	84,351
916	[2]	SPSS, Inc.	20,610
1,528	[2]	SVI Holdings, Inc.	6,937
447	[2]	Saba Software, Inc.	10,477
1,570	[2]	Sagent Technology, Inc.	4,023
1,545	[2]	SalesLogix Corp.	14,195
1,425	[2]	Sanchez Computer Associates	22,889
1,792	[2]	Savvis Communication Corp.	6,944
2,101	[2]	SciQuest.com, Inc.	9,389
411	[2]	Scientific Learning Corp.	2,299
1,803	[2]	SeaChange International, Inc.	39,666
2,652	[2]	Secure Computing Corp.	60,996
495	[2]	Selectica, Inc.	13,056
1,643	[2]	Semitool, Inc.	21,462
600	[2]	Sequenom, Inc.	19,425
467	[2]	Sequoia Software Corp.	2,335
20,094	[2]	Silicon Graphics, Inc.	90,423
3,406	[2]	Silicon Image, Inc.	40,021
3,574	[2]	Silicon Valley Group, Inc.	117,719
1,218	[2]	SilverStream Software, Inc.	27,405
51	[2]	Simione Central Holdings, Inc.	172
2,384	[2]	Sipex Corp.	93,870
509	[2]	Siti-Sites.com, Inc.	97
650	[2]	SmartDisk Corp.	3,331
378	[2]	SmartServ Online, Inc.	7,324
3,082	[2]	SoftNet Systems, Inc.	14,254
489	[2]	Software Technologies Corp.	8,313
3,074		Somera Communications	34,583
1,089	[2]	Sonic Foundry, Inc.	6,942
2,464	[2]	Sonicwall, Inc.	36,806
1,227	[2]	SpectraLink Corp.	9,126
2,681	[2]	SpeedFam-IPEC, Inc.	25,470
1,927	[2]	Sportsline USA, Inc.	16,500
1,522	[2]	Standard Microsystems Corp.	36,528
390		Stanford Microdevices, Inc.	9,774
4,928	[2]	StarBase Corp.	25,102
3,940	[2]	Starmedia Network, Inc.	24,133
10,037	[2]	Storage Technology Corp.	97,861
3,829	[2]	Structural Dynamics Research Corp.	39,487
831	[2]	Supertex, Inc.	23,580
2,500	[2]	Sykes Enterprises, Inc.	13,438
2,465	[2]	Symmetricom, Inc.	31,422
565	[2]	Syntel, Inc.	5,332
3,494	[2]	Systems & Computer Technology Corp.	50,445
2,022	[2]	THQ, Inc.	41,451
2,879	[2]	Take-Two Interactive Software, Inc.	35,808
1,366	[2]	Tanning Technology Corp.	7,364
4,682	[2]	Technology Solutions Corp.	11,120
1,746	[2]	TelCom Semiconductor, Inc.	24,553
387	[2]	Telaxis Communications Corp.	1,729
1,180	[2]	Telocity, Inc.	3,393
1,702		Telxon Corp.	38,189
1,464	[2]	TenFold Corp.	6,314
1,238	[2]	Therma-Wave, Inc.	25,379
1,302	[2]	Tollgrade Communications, Inc.	124,667
3,541	[2]	Transaction Systems Architects, Inc., Class A	47,804
1,617	[2]	Travelocity.com, Inc.	22,840
1,435	[2]	TriZetto Group, Inc.	28,700
1,812	[2]	Tricord Systems, Inc.	29,898
2,488	[2]	Trimble Navigation Ltd.	59,090
1,020	[2]	Tumbleweed Communications Corp.	17,468
1,640	[2]	Tut Systems, Inc.	54,530
1,844	[2]	U.S. Interactive, Inc.	1,844
1,357	[2]	U.S. Wireless Corp.	20,864
4,583	[2]	UNOVA, Inc.	22,056
487	[2]	Ulticom, Inc.	23,254
2,243	[2]	Ultratech Stepper, Inc.	52,711
522	[2]	Unigraphics Solutions, Inc.	9,592
1,390	[2]	Universal Display Corp.	23,978
326	[2]	Uproar Ltd.	672
1,307	[2]	VASCO Data Security International, Inc.	16,583
1,609	[2]	VIA NET.WORKS, Inc.	11,917
452	[2]	ValueClick, Inc.	1,893
3,446	[2]	Varian Semiconductor Equipment Associates, Inc.	79,258
3,460	[2]	Varian, Inc.	106,611
2,541	[2]	Veeco Instruments, Inc.	168,222
3,102	[2]	Verity, Inc.	72,897
379	[2]	Versata, Inc.	6,254
3,023	[2]	Vertel Corp.	16,060
1,209	[2]	Vertex Interactive, Inc.	18,135
1,924	[2]	ViaLink Co.	13,829
1,674	[2]	ViaSat, Inc.	36,828
1,232	[2]	Viador, Inc.	5,698
4,089	[2]	Viant Corp.	24,278
3,295	[2]	Visual Networks, Inc.	12,150
778	[2]	Vyyo, Inc.	17,213
2,073	[2]	WESCO International, Inc.	17,361
1,251	[2]	Watchguard Technologies, Inc.	62,550
4,905	[2]	Wave Systems Corp.	56,714
1,430	[2]	WebTrends Corp.	45,961
388	[2]	Websense, Inc.	6,984
2,973	[2]	Westell Technologies, Inc., Class A	16,352
17,065	[2]	Western Digital Corp.	102,390
1,589	[2]	White Electronic Designs Corp.	15,195
2,357	[2]	Wink Communications, Inc.	24,159
6,572	[2]	World Access, Inc.	32,039
1,390	[2]	WorldGate Communications, Inc.	25,976
1,806		X-Rite, Inc.	12,191
2,827	[2]	Xircom, Inc.	39,931
909	[2]	Xpedior, Inc.	1,704
3,447	[2]	Xybernaut Corp.	16,266
2,731	[2]	Zebra Technologies Corp., Class A	119,652
1,739	[2]	Zoran Corp.	87,167
1,421	[2]	Zygo Corp.	70,340
4,219	[2]	e-MedSoft.com	6,329
553	[2]	eBenX, Inc.	6,601
2,577	[2]	eGain Communications Corp.	16,751
4,970	[2]	eLoyalty Corp.	47,836
2,123	[2]	eMachines, Inc.	2,189
2,721	[2]	eXcelon Corp.	22,108
2,166	[2]	iVillage, Inc.	5,144
4,438	[2]	iXL Enterprises, Inc.	11,372

		TOTAL	18,529,824

		Transportation--1.8%
6,194	[2]	AirTran Holdings, Inc.	27,486
5,166		Airborne Freight Corp.	52,306
2,651	[2]	Alaska Air Group, Inc.	68,760
4,259		Alexander and Baldwin, Inc.	106,209
3,553	[2]	America West Holdings Corp., Class B	35,308
1,048	[2]	American Classic Voyages	14,476
2,371	[2]	American Freightways Corp.	38,232
1,684	[2]	Arkansas Best Corp.	26,944
2,135		Arnold Industries, Inc.	37,496
1,819	[2]	Atlantic Coast Airlines Holdings	65,029
1,670	[2]	Atlas Air, Inc.	60,538
5,220		CNF Transportation, Inc.	139,309
1,017	[2]	Cheap Tickets, Inc.	10,806
5,200	[2]	Cyber-Care, Inc.	25,513
2,942	[2]	EGL, Inc.	83,847
674	[2]	Expedia, Inc.	8,636
1,501	[2]	Forward Air Corp.	61,729
2,208	[2]	Fritz Companies, Inc.	17,940
1,874	[2]	Frontier Airlines, Inc.	44,039
1,593	[2]	Heartland Express, Inc.	27,678
615	[2]	Hotel Reservations Network, Inc., Class A	21,525
1,849		Hunt (J.B.) Transportation Services, Inc.	24,153
2,635	[2]	Kirby Corp.	48,583
722	[2]	Knight Transportation, Inc.	11,462
956	[2]	Landstar System, Inc.	45,171
933	[2]	M.S. Carriers, Inc.	14,578
3,422	[2]	Mesa Air Group, Inc.	20,104
1,271	[2]	Mesaba Holdings, Inc.	13,743
1,535	[2]	Midwest Express Holdings, Inc.	29,165
2,706		Overseas Shipholding Group, Inc.	64,944
1,461		RPC Energy Services, Inc.	18,171
1,284		Roadway Express, Inc.	26,402
5,026		Rollins Truck Leasing Corp.	26,387
6,362		Ryder Systems, Inc.	125,650
2,549		SkyWest, Inc.	128,725
4,594	[2]	Swift Transportation Co.	65,465
2,632	[2]	Trico Marine Services, Inc.	43,757
2,833		USFreightways Corp.	72,950
2,956		Werner Enterprises, Inc.	41,384
2,935		Westinghouse Air Brake, Co.	29,717
5,279	[2]	Wisconsin Central Transportation Corp.	67,637
2,603	[2]	Yellow Corp.	46,854

		TOTAL	1,938,808

		Utilities--4.0%
5,768		AGL Resources, Inc.	117,523
7,939		Allete	171,185
1,053		American States Water Co.	32,840
3,409		Atmos Energy Corp.	78,833
4,985		Avista Corp.	111,851
4,082	[2]	Azurix Corp.	25,513
2,436		Black Hills Corp.	76,125
1,804		CH Energy Group, Inc.	71,033
1,427		California Water Service Group	38,440
1,152		Cascade Natural Gas Corp.	21,240
2,440		Cleco Corp.	116,053
9,412		Conectiv, Inc.	168,828
937		E'Town Corp.	63,130
5,815	[2]	El Paso Electric Co.	69,722
1,861		Empire Distribution Electric Co.	51,526
2,868		Energen Corp.	82,097
316		EnergyNorth, Inc.	19,355
3,481		Hawaiian Electric Industries, Inc.	114,655
3,981		Idacorp, Inc.	196,313
6,593		Kansas City Power And Light Co.	158,644
1,997		Laclede Gas Co.	43,684
6,722		MDU Resources Group, Inc.	196,619
1,742		Madison Gas & Electric Co.	37,889
1,149		Midcoast Energy Resources, Inc.	23,267
1,335		NUI Corp.	41,635
1,881		New Jersey Resources Corp.	75,122
2,696		Northwest Natural Gas Co.	63,188
2,500		Northwestern Corp.	55,313
8,313		OGE Energy Corp.	170,936
3,079		ONEOK, Inc.	122,005
2,571		Otter Tail Power Co.	57,044
3,760		Peoples Energy Corp.	129,250
3,669		Philadelphia Suburban Corp.	85,992
3,356		Piedmont Natural Gas, Inc.	102,358
3,723		Public Service Co. New Mexico	102,615
3,779		RGS Energy Group, Inc.	111,481
194		SJW Corp.	23,062
1,907		Semco Energy, Inc.	29,559
8,366		Sierra Pacific Resources	143,791
1,182		South Jersey Industries, Inc.	34,426
3,368	[2]	Southern Union Co.	63,361
3,378		Southwest Gas Corp.	70,516
2,683		Southwestern Energy Co.	21,464
2,888		UGI Corp.	66,966
1,565		UIL Holdings Corp.	73,262
3,206		UniSource Energy Corp.	47,890
6,537		Vectren Corp.	151,168
2,822		WPS Resources Corp.	90,833
4,925		Washington Gas Light Co.	125,588
2,087		Western Gas Resources, Inc.	45,784
7,435		Western Resources, Inc.	158,923

		TOTAL	4,349,897

		TOTAL COMMON STOCKS (IDENTIFIED COST $89,633,388)	96,407,000

		PREFERRED STOCKS--0.0%
		Consumer Staples--0.0%
1		Corrections Corp. America, Conv. Pfd., Series B, $6.75	11

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $12)	11

Principal Amount or Shares			Value
		SHORT-TERM U.S. GOVERNMENT OBLIGATION--0.6%[3]
$700,000		United States Treasury Bill, 1/18/2001 (IDENTIFIED COST $691,006)	$691,006

		MUTUAL FUND--13.4%
14,393,655		Prime Value Obligations Fund, IS Shares (AT NET ASSET VALUE)	14,393,655

		Total Investments (identified cost $104,718,061)[4]	$111,491,672

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

1 The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open Index futures contracts is $10,010,000 at October 31, 2000, which represents 9.3% of net assets. Taking into consideration these open Index futures contracts, the Fund's effective total exposure to the Index is 98.9%.

2 Non-income producing security.

3 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4 The cost of investments for federal tax purposes amounts to $106,725,961. The net unrealized appreciation of investments on a federal tax basis amounts to $4,765,711 which is comprised of $23,421,233 appreciation and $18,655,522 depreciation at October 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($107,565,819) at October 31, 2000.

The following acronyms are used throughout this portfolio:

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ADR	--American Depositary Receipt
REIT	--Real Estate Investment Trust


See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 2000
Assets:
Total investments in securities, at value (identified cost $104,718,061 and tax cost $106,725,961)		$111,491,672
Cash		1,426,534
Income receivable		63,656
Receivable for investments sold		581,935
Receivable for shares sold		1,344,773
Receivable for daily variation margin		269,085

TOTAL ASSETS		115,177,655

Liabilities:
Payable for investments purchased	$7,475,455
Payable for shares redeemed	135,511
Accrued expenses	870

TOTAL LIABILITIES		7,611,836

Net Assets for 7,690,593 shares outstanding		$107,565,819

Net Assets Consist of:
Paid in capital		$88,498,807
Net unrealized appreciation of investments and futures contracts		6,020,867
Accumulated net realized gain on investments and futures contracts		12,868,294
Undistributed net investment income		177,851

TOTAL NET ASSETS		$107,565,819

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net Asset Value, Offering Price and Redemption Proceeds Per Share ($101,329,662÷7,242,290 shares outstanding)		$13.99

Class C Shares:
Net Asset Value and Offering Price Per Share ($6,236,157 ÷ 448,303 shares outstanding)		$13.91

Redemption Proceeds Per Share (99.00/100 of $13.91)[1]		$13.77

1 See "What do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED OCTOBER 31, 2000
Investment Income:
Dividends (net of foreign taxes withheld of $680)			$1,352,451
Interest			584,908

TOTAL INCOME			1,937,359

Expenses:
Management fee		$535,355
Custodian fees		45,164
Transfer and dividend disbursing agent fees and expenses		98,133
Directors'/Trustees' fees		4,485
Auditing fees		12,199
Legal fees		3,008
Portfolio accounting fees		97,463
Distribution services fee--Class C Shares		41,778
Shareholder services fee--Institutional Shares		253,751
Shareholder services fee--Class C Shares		13,926
Share registration costs		36,445
Printing and postage		56,306
Insurance premiums		1,321
Miscellaneous		5,722

TOTAL EXPENSES		1,205,056

Waivers and Reimbursements:
Waiver of shareholder services fee--Institutional Shares	$(131,951)
Reimbursement of management fee	(334)

TOTAL WAIVERS AND EXPENSE REDUCTIONS		(132,285)

Net expenses			1,072,771

Net investment income			864,588

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments and futures contracts			19,585,195

Net change in unrealized depreciation of investments and futures contracts			(3,942,494)

Net realized and unrealized gain on investments and futures contracts			15,642,701

Change in net assets resulting from operations			$16,507,289

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$864,588	$863,552
Net realized gain (loss) on investments and futures contracts ($19,685,980 and $11,177,834, respectively, as computed for federal tax purposes)	19,585,195	10,152,390
Net change in unrealized appreciation/depreciation of investments and futures contracts	(3,942,494)	3,230,965

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,507,289	14,246,907

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(686,737)	(962,809)
Class C Shares	--	(1,640)
Distributions from net realized gains on investments and futures contracts
Institutional Shares	(10,712,667)	(7,701,941)
Class C Shares	(449,824)	(77,652)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,849,228)	(8,744,042)

Share Transactions:
Proceeds from sale of shares	258,138,689	247,992,067
Net asset value of shares issued to shareholders in payment of distributions declared	7,694,804	5,642,185
Cost of shares redeemed	(264,412,200)	(277,245,957)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,421,293	(23,611,705)

Change in net assets	6,079,354	(18,108,840)

Net Assets:
Beginning of period	101,486,465	119,595,305

End of period (including undistributed net investment income of $177,851 and $0, respectively)	$107,565,819	$101,486,465

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 2000

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mini-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Class C Shares. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000® Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for tax equalization accounting. The following reclassifications have been made to the financial statements.

Increase (Decrease)

Paid In capital	Accumulated net realized gain on investments and futures contracts
$5,500,000	$(5,500,000)

Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the fiscal year ended October 31, 2000, the Fund had realized gains on future contracts of $2,047,768. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At October 31, 2000, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
December 2000	40 Russell 2000 Index Futures	Long	$(752,744)

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended October 31	2000		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	17,100,852	$247,960,454	17,708,794	$240,783,432
Shares issued to shareholders in payment of distributions declared	549,532	7,271,075	436,951	5,570,929
Shares redeemed	(17,543,527)	(255,740,183)	(20,110,830)	(273,043,177)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	106,857	$(508,654)	(1,965,085)	$(26,688,816)

Year Ended October 31	2000		1999
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	701,709	$10,178,235	536,474	$7,208,635
Shares issued to shareholders in payment of distributions declared	32,345	423,729	5,613	71,256
Shares redeemed	(598,643)	(8,672,017)	(313,903)	(4,202,780)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	135,411	$1,929,947	228,184	$3,077,111

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	242,268	$1,421,293	(1,736,901)	$(23,611,705)

MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment management fee equal to 0.50% of the Fund's average daily net assets. Under the terms of a sub-management agreement between the Manager and Northern Trust Quantitative Advisors, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.065% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Manager. The Manager has agreed to reimburse certain investment management fees as a result of these transactions.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class C Shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of the average daily net assets of Class C Shares annually, to compensate FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fee

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the fiscal year ended October 31, 2000, were as follows:

Purchases	$54,098,030
Sales	$59,184,064

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INDEX TRUST AND SHAREHOLDERS OF FEDERATED MINI-CAP FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments of the Federated Mini-Cap Fund (one of the portfolios constituting the Federated Index Trust) as of October 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Mini-Cap Fund of the Federated Index Trust at October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
December 15, 2000

A Statement of Additional Information (SAI) dated December 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI, Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semiannual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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FEDERATED World-Class Investment Manager®

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Federated Mini-Cap Fund

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Federated Investors Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061

Cusip 31420E601

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G01169-01 (12/00)


Federated is a registered mark of Federated Investors, Inc.
2000 (c)Federated Investors, Inc.

APPENDIX

RISK/RETURN BAR CHART

Federated Max-Cap Fund (Institutional Shares)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Max Cap Fund's Institutional Shares as of the calendar year-end for each of nine years.

The 'y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 10% up to 40%.

The 'x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features nine distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1991 through 1999. The percentages noted are: 30.01%, 7.22%, 9.52%, 1.22%, 36.63%, 22.75%, 32.69%, 28.27% and 20.42%

APPENDIX

RISK/RETURN BAR CHART

Federated Max-Cap Fund (Institutional Service Shares)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Max-Cap Fund's Institutional Service Shares as of the calendar year-end for each of six years.

The 'y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 10% up to 40%.

The 'x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1999. The percentages noted are: 0.94%, 36.30%, 22.26%, 32.32%, 27.85%, and 20.06%.

APPENDIX

RISK/RETURN BAR CHART

Federated Max-Cap Fund (Class C Shares)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Max-Cap Fund's Class C Shares as of the calendar year-end for each of two years.

The 'y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 5% up to 30%.

The 'x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Class C Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1998 through 1999. The percentages noted are: 26.98% and 19.26%.

APPENDIX

RISK/RETURN BAR CHART

Federated Mid-Cap Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Mid-Cap Fund's Shares as of the calendar year-end for each of seven years.

The 'y' axis reflects the "% Total Return" beginning with "-5" and increasing in increments of 5% up to 35%.

The 'x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 1999. The percentages noted are: 11.21%, (4.29%), 29.02%, 18.27%, 31.05%, 18.10%, and 13.88%.

APPENDIX

RISK/RETURN BAR CHART

Federated Mini-Cap Fund (Institutional Shares)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Mini-Cap Fund (Institutional Shares) (the "Fund") as of the calendar year-end for each of seven years.

The 'y' axis reflects the "% Total Return" beginning with "-5" and increasing in increments of 5% up to 30%.

The 'x' axis represents calculation periods from the earliest first full year-end of the Fund's start of business through the calendar year ended 1999. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 1999. The percentages noted are: 15.29%, -2.84%, 26.34%, 15.31%, 20.36%, -4.34%, and 18.87%.

APPENDIX

RISK/RETURN BAR CHART

Federated Mini-Cap Fund (Class C Shares)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Mini-Cap Fund (Class C Shares) (the "Fund") as of the calendar year-end for each of two years.

The 'y' axis reflects the "% Total Return" beginning with "-10" and increasing in increments of 5% up to 20%.

The 'x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 1999. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1998 through 1999. The percentages noted are: -4.95% and 17.75%.

Federated Max-Cap Fund

A Portfolio of Federated Index Trust

STATEMENT OF ADDITIONAL INFORMATION

December 31, 2000

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES
CLASS C SHARES

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This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares, Institutional Service Shares, and Class C Shares of Federated Max-Cap Fund (Fund), dated December 31, 2000. Obtain the prospectuses and the Annual Report's Management's Discussion of Fund Performance without charge by calling 1-800-341-7400.

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0032104B (12/00)

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Federated is a registered mark of Federated Investors, Inc.
2000 ©Federated Investors, Inc.

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CONTENTS

How is the Fund Organized?	1
Securities in Which the Fund Invests	1
What do Shares Cost?	7
How is the Fund Sold?	7
Exchanging Securities for Shares	7
Subaccounting Services	8
Redemption in Kind	8
Massachusetts Partnership Law	8
Account and Share Information	8
Tax Information	8
Who Manages and Provides Services to the Fund?	9
How does the Fund Measure Performance?	12
Who is Federated Investors, Inc.?	14
Standard & Poor's	15
Addresses	15

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How is the Fund Organized?

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The Fund is a diversified portfolio of Federated Index Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 30, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust changed the name of the Fund from Max-Cap Fund to Federated Max-Cap Fund on December 5, 1994.

The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares, and Class C Shares (Shares). This SAI relates to all classes of Shares. The Fund's investment manager is Federated Investment Management Company (Manager).

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Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

Interests in Other Limited Liability Companies

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

Real Estate Investment Trusts (REITs)

REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

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The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

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Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts. Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts in an amount not to exceed 20% of its total net assets.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy and sell stock index futures as a substitute for direct investments in the Index in order to help fully replicate the performance of the Index.

Options

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

  Buy call options on the Index, stock index futures contracts, and portfolio securities (in anticipation of an increase in the value of the underlying asset).
  Buy listed put options on the Index (in anticipation of a decrease in the value of the underlying asset).
  Buy or write options to close out existing option positions.
  Write listed call options on portfolio securities of securities that the Fund can purchase without further consideration (or has segregated cash equivalents for such consideration) on the Index (to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset). If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

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Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. In addition, ADRs are traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

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SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Manager.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Manager or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements

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The Securities and Exchange Commission ("SEC") has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

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For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

FEDERATED COMPLEX FUNDS

Cash Trust Series II
Cash Trust Series, Inc.
Edward D. Jones & Co. Daily Passport Cash Trust
Federated Adjustable Rate U.S. Government Fund, Inc.
Federated American Leaders Fund, Inc.
Federated ARMs Fund
Federated Equity Funds
Federated Equity Income Fund, Inc.
Federated Fund for U.S. Government Securities, Inc.
Federated GNMA Trust
Federated Government Income Securities, Inc.
Federated High Income Bond Fund, Inc.
Federated High Yield Trust
Federated Income Securities Trust
Federated Income Trust
Federated Index Trust
Federated Institutional Trust
Federated Insurance Series
Federated Municipal Opportunities Fund, Inc.
Federated Municipal Securities Fund, Inc.
Federated Municipal Securities Income Trust
Federated Municipal Trust
Federated Short-Term Municipal Trust
Federated Stock and Bond Fund, Inc.
Federated Stock Trust
Federated U.S. Government Bond Fund
Federated U.S. Government Securities Fund: 1-3 Years
Federated U.S. Government Securities Fund: 2-5 Years
Federated U.S. Government Securities Fund: 5-10 Years
Federated Utility Fund, Inc.
Fixed Income Securities, Inc.
Intermediate Municipal Trust
International Series, Inc.
Investment Series Funds, Inc.
Managed Series Trust
Money Market Management, Inc.
Money Market Obligations Trust
Money Market Trust
Tax-Free Instruments Trust
World Investment Series, Inc.

INVESTMENT RISKS

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There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

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Stock Market Risks

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  The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

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  The Manager attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Sector Risks

  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Interest Rate Risks

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Manager's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks

  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risks

  Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Consequently, the fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
  OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Associated with Noninvestment Grade Securities

  Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks of Foreign Investing

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Manager from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Currency Risks

  Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.
  The Manager attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

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FUNDAMENTAL INVESTMENT OBJECTIVE

The fund seeks to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index.

INVESTMENT LIMITATIONS

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Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Issuing Senior Securities and Borrowing Money

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments are not deemed to constitute an industry.

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

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The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940 (1940 Act). The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

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Pledging Assets

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

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Concentration

To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

As a matter of non-fundamental policy, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

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Investing in Restricted Securities

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The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities to 15% of its net assets.

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Investing in Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Buying on Margin

The Fund will not purchase securities on margin provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Investing in Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of deposit, to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

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  for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
  for all other securities at fair value as determined in good faith by the Board.

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Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

What do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE (CLASS C SHARES)

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

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  following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;
  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70½;
  of Shares that represent a reinvestment within 120 days of a previous redemption;
  of Shares held by the Trustees, employees, and sales representatives of the Fund, the Manager, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;
  of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities.

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How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

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RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES AND CLASS C SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

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SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

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Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company (these fees do not come out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Manager or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

When an investment professional's customer purchases shares, the investment professional may receive:

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  an amount up to 1.00%, of the NAV of Class C Shares.

Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

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Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

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Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

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As of December 7, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: Edward Jones & Co. Attn: Mutual Fund Shareholder Accounting, 201 Progress Parkway, Maryland Heights, MO 63043-3009, owned approximately 671,531 Shares, 13.45%; and MLPF&S for the Sole Benefit of its Customers, Attn: Fund Admin. Sec. #97TD7, 4800 Deer Lake Drive East 2nd Floor, Jacksonville, FL 32246-6484, owned approximately 768,689 Shares, 15.40%.

As of December 7, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Lauer & Co., Glenmede Trust Company, Attn: Kim Osborne, 1650 Market Street, Philadelphia, PA 19103-7311, owned approximately 4,502,648 Shares, 6.57%; Charles Schwab & Co. Inc., Attn: Mutual Funds Dept., 101 Montgomery Street, San Francisco, CA 94104-4122, owned approximately 4,524,065 Shares, 6.60%; and Mitra & Co., Marshall & Ilsley Trust Oper., PO Box 2977, Milwaukee, WI 53201-2977, owned approximately 8,328,975 Shares, 12.15%.

As of December 7, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares: IMS & Co., for the Exclusive Benefit of Customers, PO Box 3865, Englewood, CO 80155-3865, owned approximately 6,613,019 Shares, 21.27%.

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Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

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The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, if applicable, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of three funds and the Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Manager.

As of December 7, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

Name Birth Date Address Position With Trust	Principal Occupations for Past Five Years	Aggregate Compensation From Fund	Total Compensation From Trust and Fund Complex

John F. Donahue*†# Birth Date: July 28, 1924 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHAIRMAN AND TRUSTEE	Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.; formerly: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0 for the Trust and 42 other investment companies in the Fund Complex

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director and Chairman of Audit Committee, Robroy Industries, Inc. (coated steel conduits/computer storage equipment); formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc. (physician practice management); Director, Member of Executive Committee, University of Pittsburgh.	$2,425.55	$116,760.63 for the Trust and 42 other investment companies in the Fund Complex

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$2,479.60	$128,455.37 for the Trust and 42 other investment companies in the Fund Complex

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering, construction, operations and technical services); formerly: Partner, Andersen Worldwide SC.	$2,425.55	$73,191.21 for the Trust and 36 other investment companies in the Fund Complex

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE	Director or Trustee of some of the Federated Fund Complex; Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College; Director, Iperia Corp. (communications/software); formerly: Director, Redgate Communications and EMC Corporation (computer storage systems). Previous Positions: Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$2,253.85	$93,190.48 for the Trust and 36 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center -- Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center; Member, National Board of Trustees, Leukemia Society of America.	$2,253.85	$116,760.63 for the Trust and 42 other investment companies in the Fund Complex

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation. Previous Positions: Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$2,307.90	$109,153.60 for the Trust and 42 other investment companies in the Fund Complex

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE

Director or Trustee of some of the Federated Fund Complex; Management Consultant; formerly: Executive Vice President, Legal and External Affairs, DVC Group, Inc. (formerly, Dugan Valva Contess, Inc.) (marketing, communications, technology and consulting).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

		$2,479.60	$102,573.91 for the Trust and 39 other investment companies in the Fund Complex

John E. Murray, Jr., J.D., S.J.D.# Birth Date: December 20, 1932 President, Duquesne University Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$2,307.90	$128,455.37 for the Trust and 42 other investment companies in the Fund Complex

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Public Relations/Marketing/Conference Planning. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; business owner; conference coordinator.	$2,253.85	$116,760.63 for the Trust and 42 other investment companies in the Fund Complex

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE	Director or Trustee of some of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.; Director, Walsh & Kelly, Inc. (heavy highway contractor); formerly: Vice President, Walsh & Kelly, Inc.	$2,253.85	$94,536.85 for the Trust and 38 other investment companies in the Fund Complex

J. Christopher Donahue*† Birth Date: April 11, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA PRESIDENT AND TRUSTEE

President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; formerly: President, Federated Investment Counseling.

		$0	$0 for the Trust and 29 other investment companies in the Fund Complex

Edward C. Gonzales Birth Date: October 22, 1930 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT

President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services; formerly: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

		$0	$0 for the Trust and 41 other investment companies in the Fund Complex

John W. McGonigle Birth Date: October 26, 1938 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT AND SECRETARY	Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.; formerly: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.	$0	$0 for the Trust and 42 other investment companies in the Fund Complex

Richard J. Thomas Birth Date: June 17, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA TREASURER	Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; formerly: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.	$0	$0 for the Trust and 42 other investment companies in the Fund Complex

Richard B. Fisher Birth Date: May 17, 1923 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.; formerly: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.	$0	$0 for the Trust and 40 other investment companies in the Fund Complex

J. Thomas Madden Birth Date: October 22, 1945 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHIEF INVESTMENT OFFICER

Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Vice President, Federated Investors, Inc.; formerly: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

		$0	$0 for the Trust and 10 other investment companies in the Fund Complex

Thomas M. Franks Birth Date: November 15, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA PORTFOLIO MANAGER AND VICE PRESIDENT	Thomas M. Franks has been the Fund's Portfolio Manager since 1990. He is Vice President of the Trust. Mr. Franks joined Federated in 1985 and has been a Portfolio Director and Vice President of the Fund's Manager since 1990. Mr. Franks is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.	$0	$0 for the Trust and no other investment companies in the Fund Complex

* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

† Mr. Donahue is the father of J. Christopher Donahue, President of the Trust.

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INVESTMENT MANAGER

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The Manager oversees the Sub-Manager, Northern Trust Quantitative Advisors, Inc., a subsidiary of Northern Trust Corporation, which conducts investment research and makes investment decisions for the Fund. The directors of the Sub-Manager are James M. Snyder, Perry R. Pero, Sheila A. Penrose, John R. Goodwin, Stephen N. Potter, and Jeffrey H. Wessel. The executive officers of the Sub-Manager are James M. Snyder, Chief Executive Officer, Jeffrey H. Wessel, President and Orie L. Dudley, Jr., Chief Investment Officer.

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Subject to the supervision and direction of the Trustees, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's level of expertise; relative performance over a minimum period of five years; level of efficiency; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; discussing with the Sub-Manager the portfolio sampling techniques employed by the Sub-Manager; defining with the Sub-Manager the universe of stocks that comprise the large capitalization sector of the United States equity market; and ultimately recommending to the Trustees whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Trustees regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. The Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract.

The Manager and the Sub-Manager shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services

Affiliates of the Manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

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CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Manager, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

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BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Manager looks for prompt execution of the order at a favorable price. The Manager will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Manager may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Manager may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Manager makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Manager or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Manager or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Manager and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Manager. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Manager to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses .

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

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The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement in accordance with accounting principles generally accepted in the United States of America.

FEES PAID BY THE FUND FOR SERVICES

For the Year Ended October 31	2000	1999	1998
Management Fee Earned	$9,201,425	$7,509,707	$5,328,240
Management Fee Reduction	18,530	759,554	414,314
Management Fee Reimbursement	2,239	N/A	N/A
Sub-Management Fee	356,970	300,317	N/A
Brokerage Commissions	233,759	90,570	102,687
12b-1 Fee:
Institutional Service Shares	675,452	--	--
Class C Shares	928,425	--	--
Shareholder Services Fee:
Institutional Shares	0.00	--	--
Institutional Service Shares	1,857,493	--	--
Class C Shares	309,475	--	--

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Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

How does the Fund Measure Performance?

The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

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Total returns are given for the one-year, five-year and Start of Performance periods ended October 31, 2000.

Yield is given for the 30-day period ended October 31, 2000.

	30-Day Period	1 Year	5 Years	Start of Performance on 7/11/1990
Institutional Shares:
Total Return	--	5.40%	21.13%	16.72%
Yield	0.84%	--	--	--

	30-Day Period	1 Year	5 Years	Start of Performance on 9/7/1993
Institutional Service Shares:
Total Return	--	5.08%	20.78%	18.61%
Yield	0.55%	--	--	--

	30-Day Period	1 Year		Start of Performance on 11/10/1997
Class C Shares:
Total Return	--	3.35%		15.78%
Yield	0.00%	--		--

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TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Dow Jones Industrial Average (DJIA)

Represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

Lipper Analytical Services, Inc.

Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Morningstar, Inc.

An independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Standard & Poor's Composite Stock Price Index (S&P 500)

Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

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In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

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Equity Funds

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In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

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Corporate Bond Funds

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In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

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Government Funds

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In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.

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Money Market Funds

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In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime, 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.

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The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson, III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

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Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

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Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Standard & Poor's

The Fund is not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Federated Securities Corp. (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of, the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein in connection with the rights licensed hereunder or for any other use. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Addresses

FEDERATED MAX-CAP FUND

Institutional Shares
Institutional Service Shares
Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Manager

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

Federated Mid-Cap Fund

A Portfolio of Federated Index Trust

STATEMENT OF ADDITIONAL INFORMATION

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December 31, 2000

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Mid-Cap Fund (Fund), dated December 31, 2000. Obtain the prospectus and the Annual Report's Management Discussion of Fund Performance without charge by calling 1-800-341-7400.

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2062304B (12/00)

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Federated is a registered mark of Federated Investors, Inc.
2000 ©Federated Investors, Inc.

CONTENTS

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How is the Fund Organized?	1
Securities in Which the Fund Invests	1
What do Shares Cost?	7
How is the Fund Sold?	7
Exchanging Securities for Shares	7
Subaccounting Services	7
Redemption in Kind	7
Massachusetts Partnership Law	8
Account and Share Information	8
Tax Information	8
Who Manages and Provides Services to the Fund?	9
How does the Fund Measure Performance?	12
Who is Federated Investors, Inc.?	13
Standard & Poor's	15
Addresses	15

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How is the Fund Organized?

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The Fund is a diversified portfolio of Federated Index Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 30, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust changed the name of the Fund from Mid-Cap Fund to Federated Mid-Cap Fund on December 5, 1994. The Fund's investment adviser is Federated Investment Management Company (Manager).

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Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

Interests in Other Limited Liability Companies

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

Real Estate Investment Trusts (REITs)

REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts in an amount not to exceed 20% of its total net assets.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund may buy and sell stock index futures as a substitute for direct investments in the Index in order to help fully replicate the performance of the Index.

Options

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

  Buy call options on the Index, stock index futures contracts, and portfolio securities (in anticipation of an increase in the value of the underlying asset).
  Buy or write options to close out existing option positions.
  Buy put options on the Index (in anticipation of a decrease in the value of the underlying asset).
  Write listed call options on portfolio securities of securities that the Fund can purchase without further consideration (or has segregated cash equivalents for such consideration) on the Index (to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset).

If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

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Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. In addition, ADRs are traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

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SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Manager.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Manager or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements

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The Securities and Exchange Commission ("SEC") has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

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For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

FEDERATED COMPLEX FUNDS

Cash Trust Series II
Cash Trust Series, Inc.
Edward D. Jones & Co. Daily Passport Cash Trust
Federated Adjustable Rate U.S. Government Fund, Inc.
Federated American Leaders Fund, Inc.
Federated ARMs Fund
Federated Equity Funds
Federated Equity Income Fund, Inc.
Federated Fund for U.S. Government Securities, Inc.
Federated GNMA Trust
Federated Government Income Securities, Inc.
Federated High Income Bond Fund, Inc.
Federated High Yield Trust
Federated Income Securities Trust
Federated Income Trust
Federated Index Trust
Federated Institutional Trust
Federated Insurance Series
Federated Municipal Opportunities Fund, Inc.
Federated Municipal Securities Fund, Inc.
Federated Municipal Securities Income Trust
Federated Municipal Trust
Federated Short-Term Municipal Trust
Federated Stock and Bond Fund, Inc.
Federated Stock Trust
Federated U.S. Government Bond Fund
Federated U.S. Government Securities Fund: 1-3 Years
Federated U.S. Government Securities Fund: 2-5 Years
Federated U.S. Government Securities Fund: 5-10 Years
Federated Utility Fund, Inc.
Fixed Income Securities, Inc.
Intermediate Municipal Trust
International Series, Inc.
Investment Series Funds, Inc.
Managed Series Trust
Money Market Management, Inc.
Money Market Obligations Trust
Money Market Trust
Tax-Free Instruments Trust
World Investment Series, Inc.

INVESTMENT RISKS

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There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

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Stock Market Risks

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  The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

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  The Manager attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Risks Related to Company Size

  Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Sector Risks

  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Interest Rate Risks

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Manager's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks

  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risks

  Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
  OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
  Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Risks Associated with Noninvestment Grade Securities

  Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks of Foreign Investing

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Manager from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Currency Risks

  Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.
  The Manager attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

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FUNDAMENTAL INVESTMENT OBJECTIVE

The fund seeks to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks comprising the Standard & Poor's MidCap 400 Index.

INVESTMENT LIMITATIONS

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Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Issuing Senior Securities and Borrowing Money

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments are not deemed to constitute an industry.

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

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The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940 (1940 Act). The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

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Pledging Assets

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

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Concentration

To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

As a matter of non-fundamental policy, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

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Investing in Restricted Securities

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities to 15% of its net assets.

Investing in Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Buying on Margin

The Fund will not purchase securities on margin provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Investing in Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of deposit, to be "cash items."

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DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

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  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

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  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

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  for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

What do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

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The Fund may Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

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SUPPLEMENTAL PAYMENTS

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Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company (these fees do not come out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Manager or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

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Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

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Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

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Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

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As of December 7, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Charles Schwab & Co. Inc., Attn.: Mutual Funds Dept., 101 Montgomery Street, San Francisco, CA 94104-4122, owned approximately 1,980,000 Shares, 16.29%; Covie & Co., Covenant Trust Company, Attn.: Michael Magnusson, 5101 North Francisco Ave., Chicago, IL 60625-3611 owned approximately 1,030,077 Shares, 8.48%; IMS & Co. For the Exclusive Benefit of Customers, PO Box 3865, Englewood, CO 80155-3865, owned approximately 669,227 Shares, 5.51%; and First Citizens Bank & Trust Co. As Trustee for the 401k Plan of First Citizens Bank, 100 Tryon Road, Raleigh, NC 27603-3526, owned approximately 977,955 Shares, 8.05%.

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Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

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The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, if applicable, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of three funds and the Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Manager.

As of December 7, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

Name Birth Date Address Position With Trust	Principal Occupations for Past Five Years	Aggregate Compensation From Fund	Total Compensation From Trust and Fund Complex

John F. Donahue*†# Birth Date: July 28, 1924 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHAIRMAN AND TRUSTEE	Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.; formerly: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0 for the Trust and 42 other investment companies in the Fund Complex

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director and Chairman of Audit Committee, Robroy Industries, Inc. (coated steel conduits/computer storage equipment); formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc. (physician practice management); Director, Member of Executive Committee, University of Pittsburgh.	$445.47	$116,760.63 for the Trust and 42 other investment companies in the Fund Complex

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$455.71	$128,455.37 for the Trust and 42 other investment companies in the Fund Complex

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering, construction, operations and technical services); formerly: Partner, Andersen Worldwide SC.	$445.47	$73,191.21 for the Trust and 36 other investment companies in the Fund Complex

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE	Director or Trustee of some of the Federated Fund Complex; Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College; Director, Iperia Corp. (communications/software); formerly: Director, Redgate Communications and EMC Corporation (computer storage systems). Previous Positions: Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$414.22	$93,190.48 for the Trust and 36 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center -- Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center; Member, National Board of Trustees, Leukemia Society of America.	$414.22	$116,760.63 for the Trust and 42 other investment companies in the Fund Complex

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation. Previous Positions: Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$424.45	$109,153.60 for the Trust and 42 other investment companies in the Fund Complex

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE	Director or Trustee of some of the Federated Fund Complex; Management Consultant; formerly: Executive Vice President, Legal and External Affairs, DVC Group, Inc. (formerly, Dugan Valva Contess, Inc.) (marketing, communications, technology and consulting).

	Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$455.71	$102,573.91 for the Trust and 39 other investment companies in the Fund Complex

John E. Murray, Jr., J.D., S.J.D.# Birth Date: December 20, 1932 President, Duquesne University Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$424.45	$128,455.37 for the Trust and 42 other investment companies in the Fund Complex

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Public Relations/Marketing/Conference Planning. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; business owner; conference coordinator.	$414.22	$116,760.63 for the Trust and 42 other investment companies in the Fund Complex

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE	Director or Trustee of some of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.; Director, Walsh & Kelly, Inc. (heavy highway contractor); formerly: Vice President, Walsh & Kelly, Inc.	$414.22	$94,536.85 for the Trust and 38 other investment companies in the Fund Complex

J. Christopher Donahue*† Birth Date: April 11, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA PRESIDENT AND TRUSTEE	President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; formerly: President, Federated Investment Counseling.	$0	$0 for the Trust and 29 other investment companies in the Fund Complex

Edward C. Gonzales Birth Date: October 22, 1930 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT	President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services; formerly: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.	$0	$0 for the Trust and 41 other investment companies in the Fund Complex

John W. McGonigle Birth Date: October 26, 1938 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT AND SECRETARY	Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.; formerly: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.	$0	$0 for the Trust and 42 other investment companies in the Fund Complex

Richard J. Thomas Birth Date: June 17, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA TREASURER	Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; formerly: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.	$0	$0 for the Trust and 42 other investment companies in the Fund Complex

Richard B. Fisher Birth Date: May 17, 1923 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.; formerly: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.	$0	$0 for the Trust and 40 other investment companies in the Fund Complex

J. Thomas Madden Birth Date: October 22, 1945 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHIEF INVESTMENT OFFICER	Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Vice President, Federated Investors, Inc.; formerly: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.	$0	$0 for the Trust and 10 other investment companies in the Fund Complex

Thomas M. Franks Birth Date: November 15, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA PORTFOLIO MANAGER AND VICE PRESIDENT	Thomas M. Franks has been the Fund's Portfolio Manager since 1990. He is Vice President of the Trust. Mr. Franks joined Federated in 1985 and has been a Portfolio Director and Vice President of the Fund's Manager since 1990. Mr. Franks is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.	$0	$0 for the Trust and no other investment companies in the Fund Complex

* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.

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# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

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† Mr. Donahue is the father of J. Christopher Donahue, President of the Trust.

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INVESTMENT MANAGER

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The Manager oversees the Sub-Manager, Northern Trust Quantitative Advisors, Inc., a subsidiary of Northern Trust Corporation, which conducts investment research and makes investment decisions for the Fund. The directors of the Sub-Manager are James M. Snyder, Perry R. Pero, Sheila A. Penrose, John R. Goodwin, Stephen N. Potter, and Jeffrey H. Wessel. The executive officers of the Sub-Manager are James M. Snyder, Chief Executive Officer, Jeffrey H. Wessel, President and Orie L. Dudley, Jr., Chief Investment Officer.

Subject to the supervision and direction of the Trustees, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's level of expertise; relative performance over a minimum period of five years; level of efficiency; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; discussing with the Sub-Manager the portfolio sampling techniques employed by the Sub-Manager; defining with the Sub-Manager the universe of stocks that comprise the large capitalization sector of the United States equity market; and ultimately recommending to the Trustees whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Trustees regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. The Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract.

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The Manager and the Sub-Manager shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services

Affiliates of the Manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

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CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Manager, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

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BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Manager looks for prompt execution of the order at a favorable price. The Manager will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Manager may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Manager may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Manager makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Manager or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Manager or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Manager and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Manager. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Manager to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

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The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement in accordance with accounting principles generally accepted in the United States of America.

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FEES PAID BY THE FUND FOR SERVICES

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For the Year Ended October 31	2000	1999	1998
Management Fee Earned	$623,388	$404,006	$328,552
Management Fee Reduction	0	0	48,963
Management Fee Reimbursement	645	N/A	N/A
Sub-Management Fee	54,651	35,393	N/A
Brokerage Commissions	98,021	43,288	19,694
Shareholder Services Fee	46,754	30,336	N/A

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If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

How does the Fund Measure Performance?

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The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

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Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

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Total returns are given for the one-year, five-year and Start of Performance periods ended October 31, 2000.

Yield is given for the 30-day period ended October 31, 2000.

	30-Day Period	1 Year	5 Years	Start of Performance on 11/5/1992
Total Return	N/A	30.40%	20.41%	17.57%
Yield	0.87%	N/A	N/A	N/A

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TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc.

Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Morningstar, Inc.

An independent rating service, is the publisher of the bi-weekly Mutual Fund Values , which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Standard & Poor's Composite Stock Index

Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P indexes assume reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

Russell 2000 Small Stock Index

A broadly based diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

Wilshire 5000 Equity Indexes

Consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

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In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

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Equity Funds

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In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

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Corporate Bond Funds

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In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

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Government Funds

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In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.

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Money Market Funds

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In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime, 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.

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The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson, III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

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Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

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Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Standard & Poor's

"Standard & Poor's," "S&P," "S&P MidCap 400 Index," and "Standard and Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Federated Securities Corp. The Fund is not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 400 Index to track general stock market performance. S&P's only relationship to Federated Securities Corp. (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 400 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 400 Index. S&P is not responsible for and has not participated in the determination of, the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 400 Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Fund, or any other person or entity from the use of the S&P 400 Index or any data included therein in connection with the rights licensed hereunder or for any other use. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 400 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Addresses

FEDERATED MID-CAP FUND

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Manager

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

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Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

Federated Mini-Cap Fund

A Portfolio of Federated Index Trust

STATEMENT OF ADDITIONAL INFORMATION

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December 31, 2000

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INSTITUTIONAL SHARES
CLASS C SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares and Class C Shares of Federated Mini-Cap Fund (Fund), dated December 31, 2000. Obtain the prospectuses and the Annual Report's Management's Discussion of Fund Performance without charge by calling 1-800-341-7400.

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2062305B (12/00)

Federated is a registered mark of Federated Investors, Inc.
2000 ©Federated Investors, Inc.

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CONTENTS

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How is the Fund Organized?	1
Securities in Which the Fund Invests	1
What do Shares Cost?	7
How is the Fund Sold?	7
Exchanging Securities for Shares	8
Subaccounting Services	8
Redemption in Kind	8
Massachusetts Partnership Law	8
Account and Share Information	8
Tax Information	8
Who Manages and Provides Services to the Fund?	9
How does the Fund Measure Performance?	13
Who is Federated Investors, Inc.?	14
Frank Russell Company	15
Addresses	16

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How is the Fund Organized?

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The Fund is a diversified portfolio of Federated Index Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 30, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust changed the name of the Fund from Mini-Cap Fund to Federated Mini-Cap Fund on December 5, 1994.

The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Class C Shares (Shares). This SAI relates to both classes of Shares. The Funds' investment adviser is Federated Investment Management Company (Adviser).

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Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

Interests in Other Limited Liability Companies

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

Real Estate Investment Trusts (REITs)

REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

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The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

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Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts. Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts in an amount not to exceed 20% of its total net assets.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund may buy and sell stock index futures as a substitute for direct investments in the Index in order to help fully replicate the performance of the Index.

Options

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

  Buy call options on the Index, stock index futures contracts, and portfolio securities (in anticipation of an increase in the value of the underlying asset).
  Buy put options on the Index (in anticipation of a decrease in the value of the underlying asset).
  Buy or write options to close out existing option positions.

The Fund may also write call options on portfolio securities to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

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Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. In addition, ADRs are traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

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SPECIAL TRANSACTIONS

Repurchase Agreements

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Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

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Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending

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The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

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The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements

The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

FEDERATED COMPLEX FUNDS

Cash Trust Series II
Cash Trust Series, Inc.
Edward D. Jones & Co. Daily Passport Cash Trust
Federated Adjustable Rate U.S. Government Fund, Inc.
Federated American Leaders Fund, Inc.
Federated ARMs Fund
Federated Equity Funds
Federated Equity Income Fund, Inc.
Federated Fund for U.S. Government Securities, Inc.
Federated GNMA Trust
Federated Government Income Securities, Inc.
Federated High Income Bond Fund, Inc.
Federated High Yield Trust
Federated Income Securities Trust
Federated Income Trust
Federated Index Trust
Federated Institutional Trust
Federated Insurance Series
Federated Municipal Opportunities Fund, Inc.
Federated Municipal Securities Fund, Inc.
Federated Municipal Securities Income Trust
Federated Municipal Trust
Federated Short-Term Municipal Trust
Federated Stock and Bond Fund, Inc.
Federated Stock Trust
Federated U.S. Government Bond Fund
Federated U.S. Government Securities Fund: 1-3 Years
Federated U.S. Government Securities Fund: 2-5 Years
Federated U.S. Government Securities Fund: 5-10 Years
Federated Utility Fund, Inc.
Fixed Income Securities, Inc.
Intermediate Municipal Trust
International Series, Inc.
Investment Series Funds, Inc.
Managed Series Trust
Money Market Management, Inc.
Money Market Obligations Trust
Money Market Trust
Tax-Free Instruments Trust
World Investment Series, Inc.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Stock Market Risks

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  The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

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  The Manager attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Risks Related to Company Size

  Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Sector Risks

  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Interest Rate Risks

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Manager's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks

  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risks

  Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
  OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
  Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Risks Associated with Noninvestment Grade Securities

  Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks of Foreign Investing

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Manager from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Currency Risks

  Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.
  The Manager attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

FUNDAMENTAL INVESTMENT OBJECTIVE

The fund seeks to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks comprising the Russell 2000® Index.

INVESTMENT LIMITATIONS

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Issuing Senior Securities and Borrowing Money

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments are not deemed to constitute an industry.

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

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The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940 (1940 Act). The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

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Pledging Assets

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

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Concentration

To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

As a matter of non-fundamental policy, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

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Investing in Restricted Securities

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities to 15% of its net assets.

Investing in Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Buying on Margin

The Fund will not purchase securities on margin provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Investing in Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of deposit, to be "cash items."

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DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

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  for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
  for all other securities at fair value as determined in good faith by the Board.

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Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

What do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE (CLASS C SHARES)

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These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

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Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

  following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;
  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;
  of Shares that represent a reinvestment within 120 days of a previous redemption;
  of Shares held by the Trustees, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;
  of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities; and
  which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements.

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How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (CLASS C SHARES)

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As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

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The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

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For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

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SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

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Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company (these fees do not come out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

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When an investment professional's customer purchases shares, the investment professional may receive an amount up to 1.00%, of the NAV of Class C Shares.

Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

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Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

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Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

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Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of December 4, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104-4122 (12.74% Institutional Shares); IMS & Co., PO Box 3865, Englewood, CO 80155-3865 (11.53% Institutional Shares); Edward Jones & Co., 201 Progress Parkway, Maryland Heights, MO 63043-3009 (8.47% Class C Shares); MLPF&S for the sole benefit of its customers, 4800 Deer Lake Drive East, 2nd Floor, Jacksonville, FL 32246-6484 (14.36% Class C Shares); Donaldson Lufkin Jenrette, PO Box 2052, Jersey City, NJ 07303-2052 (5.62% Class C Shares).

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Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

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The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, if applicable, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of three funds and the Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Manager.

As of December 4, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Institutional Shares and Class C Shares.

Name Birth Date Address Position With Trust	Principal Occupations for Past Five Years	Aggregate Compensation From Fund	Total Compensation From Trust and Fund Complex

John F. Donahue*†# Birth Date: July 28, 1924 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHAIRMAN AND TRUSTEE	Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.; formerly: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0 for the Trust and 42 other investment companies in the Fund Complex

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director and Chairman of Audit Committee, Robroy Industries, Inc. (coated steel conduits/computer storage equipment); formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc. (physician practice management); Director, Member of Executive Committee, University of Pittsburgh.	$435.45	$116,760.63 for the Trust and 42 other investment companies in the Fund Complex

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$445.75	$128,455.37 for the Trust and 42 other investment companies in the Fund Complex

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering, construction, operations and technical services); formerly: Partner, Andersen Worldwide SC.	$435.45	$73,191.21 for the Trust and 36 other investment companies in the Fund Complex

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE	Director or Trustee of some of the Federated Fund Complex; Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College; Director, Iperia Corp. (communications/software); formerly: Director, Redgate Communications and EMC Corporation (computer storage systems). Previous Positions: Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$405.18	$93,190.48 for the Trust and 36 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center -- Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center; Member, National Board of Trustees, Leukemia Society of America.	$405.18	$116,760.63 for the Trust and 42 other investment companies in the Fund Complex

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation. Previous Positions: Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$415.47	$109,153.60 for the Trust and 42 other investment companies in the Fund Complex

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE	Director or Trustee of some of the Federated Fund Complex; Management Consultant; formerly: Executive Vice President, Legal and External Affairs, DVC Group, Inc. (formerly, Dugan Valva Contess, Inc.) (marketing, communications, technology and consulting).

	Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$445.75	$102,573.91 for the Trust and 39 other investment companies in the Fund Complex

John E. Murray, Jr., J.D., S.J.D.# Birth Date: December 20, 1932 President, Duquesne University Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$415.47	$128,455.37 for the Trust and 42 other investment companies in the Fund Complex

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Public Relations/Marketing/Conference Planning. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; business owner; conference coordinator.	$405.18	$116,760.63 for the Trust and 42 other investment companies in the Fund Complex

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE	Director or Trustee of some of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.; Director, Walsh & Kelly, Inc. (heavy highway contractor); formerly: Vice President, Walsh & Kelly, Inc.	$405.18	$94,536.85 for the Trust and 38 other investment companies in the Fund Complex

J. Christopher Donahue*† Birth Date: April 11, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA PRESIDENT AND TRUSTEE	President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; formerly: President, Federated Investment Counseling.	$0	$0 for the Trust and 29 other investment companies in the Fund Complex

Edward C. Gonzales Birth Date: October 22, 1930 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT	President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services; formerly: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.	$0	$0 for the Trust and 41 other investment companies in the Fund Complex

John W. McGonigle Birth Date: October 26, 1938 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT AND SECRETARY	Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.; formerly: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.	$0	$0 for the Trust and 42 other investment companies in the Fund Complex

Richard J. Thomas Birth Date: June 17, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA TREASURER	Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; formerly: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.	$0	$0 for the Trust and 42 other investment companies in the Fund Complex

Richard B. Fisher Birth Date: May 17, 1923 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.; formerly: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.	$0	$0 for the Trust and 40 other investment companies in the Fund Complex

J. Thomas Madden Birth Date: October 22, 1945 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHIEF INVESTMENT OFFICER	Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Vice President, Federated Investors, Inc.; formerly: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.	$0	$0 for the Trust and 10 other investment companies in the Fund Complex

Thomas M. Franks Birth Date: November 15, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA PORTFOLIO MANAGER AND VICE PRESIDENT	Thomas M. Franks has been the Fund's Portfolio Manager since 1990. He is Vice President of the Trust. Mr. Franks joined Federated in 1985 and has been a Portfolio Director and Vice President of the Fund's Manager since 1990. Mr. Franks is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.	$0	$0 for the Trust and no other investment companies in the Fund Complex

* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.

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# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

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† Mr. Donahue is the father of J. Christopher Donahue, President of the Trust.

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INVESTMENT MANAGER

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The Manager oversees the Sub-Manager, Northern Trust Quantitative Advisors, Inc., a subsidiary of Northern Trust Corporation, which conducts investment research and makes investment decisions for the Fund. The directors of the Sub-Manager are James M. Snyder, Perry R. Pero, Sheila A. Penrose, John R. Goodwin, Stephen N. Potter, and Jeffrey H. Wessel. The executive officers of the Sub-Manager are James M. Snyder, Chief Executive Officer, Jeffrey H. Wessel, President and Orie L. Dudley, Jr., Chief Investment Officer.

Subject to the supervision and direction of the Trustees, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's level of expertise; relative performance over a minimum period of five years; level of efficiency; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; discussing with the Sub-Manager the portfolio sampling techniques employed by the Sub-Manager; defining with the Sub-Manager the universe of stocks that comprise the large capitalization sector of the United States equity market; and ultimately recommending to the Trustees whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Trustees regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. The Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract.

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The Manager and the Sub-Manager shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services

Affiliates of the Manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

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CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Manager, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

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BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Manager looks for prompt execution of the order at a favorable price. The Manager will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Manager may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Manager may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Manager makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Manager or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Manager or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Manager and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Manager. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Manager to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

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The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement in accordance with accounting principles generally accepted in the United States of America.

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FEES PAID BY THE FUND FOR SERVICES

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For the Year Ended October 31	2000	1999	1998
Management Fee Earned	$535,355	$591,726	$676,597
Sub-Management Fee	69,425	76,924	N/A
Brokerage Commissions	34,798	81,712	83,725
12b-1 Fee:
Class C Shares	41,778	--	--
Shareholder Services Fee:
Institutional Shares	121,800	--	--
Class C Shares	13,926	--	--

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Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

How Does the Fund Measure Performance?

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The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

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The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

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Total returns are given for the one-year, five-year and Start of Performance periods ended October 31, 2000.

Yield is given for the 30-day period ended October 31, 2000.

	30-Day Period	1 Year	5 Years	Start of Performance on 8/11/1992
Institutional Shares:
Total Return	--	15.14%	10.46%	11.47%
Yield	0.97%	--	--	--

	30-Day Period	1 Year		Start of Performance on 11/10/1997
Class C Shares:
Total Return	--	13.09%		2.86%
Yield	0.12%	--		--

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TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc.

Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Morningstar, Inc.

An independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Standard & Poor's 400 Industrial Index

Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P indexes assume reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

Russell 2000 Small Stock Index

A broadly based diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

Wilshire 5000 Equity Indexes

Consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

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In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

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Equity Funds

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In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

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Corporate Bond Funds

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In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

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Government Funds

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In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.

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Money Market Funds

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In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime, 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.

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The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson, III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

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Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

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Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Frank Russell Company

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Index is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Index or any data included in the Index. Frank Russell Company makes no representation or warranty regarding the use or the results of use, of the Index or any data included therein, or any security (or combination thereof) comprising the Index. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Index or any data or any security (or combination thereof) included therein.

Addresses

FEDERATED MINI-CAP FUND

Institutional Shares
Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

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Investment Adviser

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Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

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Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C. OTHER INFORMATION

Item 23. Exhibits
(a)		Amended and Restated Declaration of Trust of the Registrant; +
(b)	(i)	Copy of By-Laws of the Registrant as amended; (5)
	(ii)	Copy of Amendment No. 1 to the By-Laws of the Registrant; (16)
	(iii)	Copy of Amendment No. 2 to the By-Laws of the Registrant; (16)
	(iv)	Copy of Amendment No. 3 to the By-Laws of the Registrant; (16)
	(v)	Copy of Amendment No. 4 to the By-Laws of the Registrant; (16)
(c)	(i)	Copy of Specimen Certificate for Shares of Beneficial Interest of the Federated Mid-Cap and Federated Mini-Cap Funds; (11)
	(ii)	Copy of Specimen Certificates for Shares of Beneficial Interest of the Institutional Service and Institutional Service Shares of the Federated Max-Cap Fund; (11)

5.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed September 12, 1991. (File Nos. 33-33852 and 811-6061)
10.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed December 29, 1993. (File Nos. 33-33852 and 811-6061)
11.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed December 29, 1994. (File Nos. 33-33852 and 811-6061)
16.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed October 30, 1998. (File Nos. 33-33852 and 811-6061)
17.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed December 29, 1999. (File Nos. 33-33852 and 811-6061)

(d)	(i)	Conformed copy of Investment Advisory Contract of the Registrant; (10)
	(ii)	Conformed copy of Exhibit A to the Investment Advisory Contract of the Registrant; +
	(iii)	Conformed copy of Exhibit B to the Investment Advisory Contract of the Registrant; +
	(iv)	Conformed copy of Exhibit C to the Investment Advisory Contract of the Registrant; +
	(v)	Conformed copy of Limited Power of Attorney to the Investment Advisory Contract of the Registrant;+
	(vi)	Conformed copy of Schedule 1 to Limited Power of Attorney to the Investment Advisory contract of the Registrant; +
	(vii)	Conformed copy of Sub-Management Contract for the Federated Max-Cap Fund and Federated Mid-Cap and Federated Mini-Cap Funds; (16)
(e)	(i)	Conformed copy of Distributor’s Contract of the Registrant; (10)
	(ii)	Conformed copy of Exhibit D to Distributor’s Contract of the Registrant;(10)
	(iii)	Conformed copy of Exhibit E to Distributor’s Contract of the Registrant; (14)
	(iv)	Conformed copy of Exhibit F to Distributor’s Contract of the Registrant; (14)
	(v)	The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269);
(f)		Not applicable;
(g)	(i)	Conformed copy of Custodian Contract of the Registrant;(12)
	(ii)	Conformed copy of Custody Fee Schedule;(14)
(h)	(i)	Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement; (16)
	(ii)	Conformed copy of Amended and Restated Shareholder Services Agreement; (14)
	(iii)	The responses described in Item 23(e)(v) are hereby incorporated by reference;

10.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed December 29, 1993. (File Nos. 33-33852 and 811-6061)
12.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed December 28, 1995. (File Nos. 33-33852 and 811-6061)
14.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed November 6, 1997. (File Nos. 33-33852 and 811-6061)
16.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed October 30, 1998. (File Nos. 33-33852 and 811-6061)

	(iv)	The Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between National Pensions Alliance, Ltd. and Federated Shareholder Services from Item 24(b)(9)(ii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375);
(i)		Conformed copy of the Opinion and Consent of Counsel as to legality of shares being registered; (12)
(j)		Conformed Copy of Independent Auditors' Consent; +
(k)		Not applicable;
(l)		Conformed copy of Initial Capital Understanding; (3)
(m)	(i)	Conformed copy of Distribution Plan of the Registrant; (10)
	(ii)	Conformed copy of Exhibit B to the Distribution Plan of the Registrant; (14)
	(iii)	Conformed copy of Exhibit C to the Distribution Plan of the Registrant; (14)
	(iv)	The responses described in Item 23(e)(v) are hereby incorporated by reference;
(n)		The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);
(o)	(i)	Conformed copy of Power of Attorney of the Registrant; +
	(ii)	Conformed copy of Power of Attorney of John S. Walsh, Trustee; (17)
	(iii)	Conformed copy of Power of Attorney of Charles F. Mansfield, Jr., Trustee; (17)
	(iv)	Conformed copy of Power of Attorney of John F. Cunningham, Trustee; (17)
	(v)	Conformed copy of Power of Attorney of J. Thomas Madden, Chief Investment Officer; +

+	All exhibits have been filed electronically.

3.	Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1A dated June 29, 1990. (File Nos. 33-33852 and 811-6061)
10.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed December 29, 1993. (File Nos. 33-33852 and 811-6061)
12.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed December 28, 1995. (File Nos. 33-33852 and 811-6061)
14.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed November 6, 1997. (File Nos. 33-33852 and 811-6061)
17.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed December 29, 1999. (File Nos. 33-33852 and 811-6061).

(p)	(i)	The Registrant hereby incorporates the conformed copy of the Code of Ethics for Access Persons from Item 23(p) of the Money Market Obligations Trust Registration Statement on Form N-1A filed with the Commission on February 25, 2000. (File Nos. 33-31602 and 811-5950).
	(ii)	Conformed copy of Code of Ethics of the Sub Adviser to the Registrant. +

Item 24.	Persons Controlled by or Under Common Control with the Fund: None

Item 25.	Indemnification: (3)

Item 26.	Business and Other Connections of Investment Adviser:

For a description of the other business of the investment adviser, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under “Who Manages and Provides Services to the Fund?” The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard), Suite 301 Little Falls Center Two, 2751 Centerville Road, Wilmington, DE 19808.

The remaining Officers of the investment adviser are:

Executive Vice Presidents:	William D. Dawson, III Henry A. Frantzen J. Thomas Madden

Senior Vice Presidents:	Stephen F. Auth
Joseph M. Balestrino
David A. Briggs
Jonathan C. Conley
Deborah A. Cunningham
Michael P. Donnelly
Linda A. Duessel
Mark E. Durbiano
James E. Grefenstette
Jeffrey A. Kozemchak
Sandra L. McInerney

+	All exhibits have been filed electronically.

3.	Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1A dated June 29, 1990. (File Nos. 33-33852 and 811-6061)

Susan M. Nason Mary Jo Ochson Robert J. Ostrowski Bernard A. Picchi Peter Vutz

Vice Presidents:	Todd A. Abraham
J. Scott Albrecht
Arthur J. Barry
Randall S. Bauer
G. Andrew Bonnewell
Micheal W. Casey
Robert E. Cauley
Lee R. Cunningham, II
Alexandre de Bethmann
B. Anthony Delserone, Jr.
Donald T. Ellenberger
Eamonn G. Folan
Kathleen M. Foody-Malus
Thomas M. Franks
Marc Halperin
John W. Harris
Patricia L. Heagy
Susan R. Hill
William R. Jamison
Constantine J. Kartsonas
Robert M. Kowit
Richard J. Lazarchic
Steven J. Lehman
Marian R. Marinack
Christopher Matyszewski
Joseph M. Natoli
Jeffrey A. Petro
John Quartarolo
Keith J. Sabol
Ihab Salib
Frank Semack
Aash M. Shah
Michael W. Sirianni, Jr.
Christopher Smith
Edward J. Tiedge
Timothy G. Trebilcock
Leonardo A. Vila
Paige M. Wilhelm
Richard Winkowski
Lori A. Wolff
George B. Wright

Assistant Vice Presidents:	Catherine A. Arendas Angela Auchey Nancy J. Belz Regina Chi James R. Crea, Jr. Karol M. Krummie Fred B. Crutchfield James H. Davis, II Joseph DelVecchio

Paul S. Drotch
Salvatore A. Esposito
John T. Gentry
David Gilmore
Nikola A. Ivanov
Carol Kayworth
Nathan H. Kehm
John C. Kerber
J. Andrew Kirschler
Ted T. Lietz, Sr.
Monica Lugani
Natalie F. Metz
Theresa Miller
Thomas Mitchell
Bob Nolte
Mary Kay Pavuk
Rae Ann Rice
Roberto Sanchez-Dahl, Sr.
Sarath Sathkumara
James W. Schaub
John Sidawi
Diane R. Startari
Diane Tolby
Michael R. Tucker
Steven J. Wagner

Secretary:	G. Andrew Bonnewell

Treasurer:	Thomas R. Donahue

Assistant Secretaries:	C. Grant Anderson Leslie K. Ross

Assistant Treasurer:	Denis McAuley, III

The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.	Principal Underwriters:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of Funds, Inc.

(b)
(1)	(2)	(3)
Name and Principal Business Address	Positions and Offices With Distributor	Positions and Offices With Registrant

Richard B. Fisher Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Chairman, Federated Securities Corp.	Vice President

Arthur L. Cherry Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Director, Federated Securities Corp.	--

John B. Fisher Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	President-Institutional Sales and Director, Federated Securities Corp.	--

Thomas R. Donahue Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Director, Executive Vice Vice President and Assistant Secretary, Federated Securities Corp.	--

James F. Getz Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	President-Broker/Dealer and Director, Federated Securities Corp.	--

David M. Taylor Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Executive Vice President, Federated Securities Corp.	--

(1)	(2)	(3)
Name and Principal Business Address	Positions and Offices With Distributor	Positions and Offices With Registrant

Mark W. Bloss Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--

Richard W. Boyd Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--

Laura M. Deger Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--

Theodore Fadool, Jr. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--

Bryant R. Fisher Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--

Christopher T. Fives Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--

James S. Hamilton Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--

James M. Heaton Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--

Keith Nixon Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--

Solon A. Person, IV Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--

(1)	(2)	(3)
Name and Principal Business Address	Positions and Offices With Distributor	Positions and Offices With Registrant

Ronald M. Petnuch Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--

Timothy C. Pillion Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--

Thomas E. Territ Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--

John M. Albert Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Ernest G. Anderson Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Teresa M. Antoszyk Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

John B. Bohnet Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Jane E. Broeren-Lambesis Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Matthew W. Brown Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

David J. Callahan Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

(1)	(2)	(3)
Name and Principal Business Address	Positions and Offices With Distributor	Positions and Offices With Registrant

Mark Carroll Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Steven R. Cohen Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Mary J. Combs Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

R. Edmond Connell, Jr. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Kevin J. Crenny Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Daniel T. Culbertson Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

G. Michael Cullen Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

(1)	(2)	(3)
Name and Principal Business Address	Positions and Offices With Distributor	Positions and Offices With Registrant

Marc C. Danile Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Robert J. Deuberry Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

William C. Doyle Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Mark D. Fisher Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Timothy Franklin Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Mark A. Gessner Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Joseph D. Gibbons Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

John K. Goettlicher Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

G. Tad Gullickson Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Scott Gundersen Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

(1)	(2)	(3)
Name and Principal Business Address	Positions and Offices With Distributor	Positions and Offices With Registrant

Dayna C. Haferkamp Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Anthony J. Harper Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Bruce E. Hastings Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Charlene H. Jennings Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

H. Joseph Kennedy Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Michael W. Koenig Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Ed Koontz Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Dennis M. Laffey Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Christopher A. Layton Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Michael H. Liss Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

(1)	(2)	(3)
Name and Principal Business Address	Positions and Offices With Distributor	Positions and Offices With Registrant

Michael R. Manning Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Amy Michalisyn Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Mark J. Miehl Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Richard C. Mihm Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Alec H. Neilly Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Thomas A. Peter III Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Raleigh Peters Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Robert F. Phillips Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Richard A. Recker Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Eugene B. Reed Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

(1)	(2)	(3)
Name and Principal Business Address	Positions and Offices With Distributor	Positions and Offices With Registrant

Paul V. Riordan Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

John Rogers Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Brian S. Ronayne Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Thomas S. Schinabeck Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Edward J. Segura Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Edward L. Smith Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

David W. Spears Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

John A. Staley Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Colin B. Starks Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Jeffrey A. Stewart Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

(1)	(2)	(3)
Name and Principal Business Address	Positions and Offices With Distributor	Positions and Offices With Registrant

William C. Tustin Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Paul A. Uhlman Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Richard B. Watts Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Terence Wiles Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Edward J. Wojnarowski Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Michael P. Wolff Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--

Robert W. Bauman Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--

Edward R. Bozek 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--

Charles L. Davis, Jr. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--

Beth C. Dell Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--

(1)	(2)	(3)
Name and Principal Business Address	Positions and Offices With Distributor	Positions and Offices With Registrant

Donald C. Edwards Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--

John T. Glickson Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--

Ernest L. Linane Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--

Renee L. Martin Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--

Lynn Sherwood-Long Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--

Kirk A. Montgomery Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Secretary, Federated Securities Corp.	--

Denis McAuley, III Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Treasurer, Federated Securities Corp.	--

Timothy S. Johnson Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Secretary, Federated Securities Corp.	--

Victor R. Siclari Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Secretary, Federated Securities Corp.	--

Item 28.	Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promugated thereunder are maintained at one of the following locations:

Registrant	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779 (Notices should be sent to the Agent for Service at above address)

Federated Investors Funds 5800 Corporate Drive Pittsburgh, PA 15237-7000

Federated Shareholder Services Company ("Transfer Agent and Dividend Disbursing Agent")	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779

Federated Services Company ("Administrator")	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779

Federated Investment Management Company ("Manager")	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779

Northern Trust Quantitative Advisors, Inc. ("Sub-Manager")	One North LaSalle Street Chicago, Illinois 60690

State Street Bank and Trust Company ("Custodian")	P.O. Box 8600 Boston, MA 02266-8600

Item 29.	Management Services: Not applicable.:

Item 30.	Undertakings:

Registrant hereby undertakes to comply with the provisions of Section 16 (c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INDEX TRUST certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 27th day of December, 2000.

FEDERATED INDEX TRUST

BY: /s/ C. Grant Anderson C. Grant Anderson, Assistant Secretary Attorney in Fact for John F. Donahue December 27, 2000

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
By: /s/ C. Grant Anderson C. Grant Anderson ASSISTANT SECRETARY	Attorney In Fact For the Persons Listed Below	December 27, 2000

NAME	TITLE

John F. Donahue*	Chairman and Trustee (Chief Executive Officer)

J. Christopher Donahue*	President and Trustee

John W. McGonigle*	Executive Vice President and Secretary

Edward C. Gonzales*	Executive Vice President

Richard J. Thomas*	Treasurer (Principal Financial and Accounting Officer)

J. Thomas Madden*	Chief Investment Officer

Thomas G. Bigley*	Trustee

Nicholas P. Constantakis*	Trustee

John T. Conroy, Jr.*	Trustee

John F. Cunningham*	Trustee

Lawrence D. Ellis, M.D.*	Trustee

Peter E. Madden*	Trustee

Charles F. Mansfield, Jr.*	Trustee

John E. Murray, Jr.*	Trustee

Marjorie P. Smuts*	Trustee

John S. Walsh*	Trustee

* By Power of Attorney